UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N- CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07890

AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000    Houston, Texas 77046

(Address of principal executive offices) (Zip code)

Sheri Morris     11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Name and address of agent for service)

  Registrant’s telephone number, including area code:       (713) 626-1919

  Date of fiscal year end:      02/28

  Date of reporting period:      08/31/19

Item 1. Reports to Stockholders.

Semiannual Report to Shareholders	August 31, 2019
Invesco High Yield Municipal Fund
Nasdaq:
A: ACTHX ■ C: ACTFX ■ Y: ACTDX ■ R5: ACTNX ■ R6: ACTSX

2	Letters to Shareholders
3	Fund Performance
5	Schedule of Investments
47	Financial Statements
51	Financial Highlights
52	Notes to Financial Statements
59	Fund Expenses
60	Approval of Investment Advisory and Sub-Advisory Contracts
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 959-4246 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.
For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED    |    MAY LOSE VALUE    |    NO BANK GUARANTEE

Letters to Shareholders
Bruce Crockett
Dear Fellow Shareholders:
As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.
We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.
On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.
Sincerely,
Bruce L. Crockett
Independent Chair
Invesco Funds Board of Trustees

Andrew Schlossberg
Dear Shareholders:
This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.
Invesco’ s efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including performance, holdings and portfolio manager commentaries. You can access information about your account by completing a simple, secure online registration. To do so, select “Log In” on the right side of the homepage, and then select “Register for Individual Account Access.”
In addition to the resources accessible on our website, you can obtain timely updates to help you stay informed by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you with information you want, when and where you want it.
For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246.
All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.
Sincerely,
Andrew Schlossberg
Head of the Americas,
Senior Managing Director, Invesco Ltd.
2	Invesco High Yield Municipal Fund

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, February 28, 2019 to August 31, 2019, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.
Class A Shares	7.80%
Class C Shares	7.33
Class Y Shares	7.92
Class R5 Shares	7.86
Class R6 Shares	7.87
S&P Municipal Bond High Yield Index▼ (Broad Market Index)	7.98
Custom Invesco High Yield Municipal Index■ (Style-Specific Index)	7.54
Lipper High Yield Municipal Debt Funds Index♦ (Peer Group Index)	7.65
Source(s): ▼RIMES Technologies Corp.; ■ Invesco, RIMES Technologies Corp.; ♦ Lipper Inc.
The S&P Municipal Bond High Yield Index is an unmanaged index considered representative of municipal bonds that are not rated or are rated below investment grade.
    The Custom Invesco High Yield Municipal Index is composed of 80% S&P Municipal Bond High Yield Index and 20% S&P Municipal Bond Investment Grade Index.
    The Lipper High Yield Municipal Debt Funds Index is an unmanaged index considered representative of high-yield municipal debt funds tracked by Lipper.
    The S&P Municipal Bond Investment Grade Index is considered representative of investment grade US municipal bonds.
    The Fund is not managed to track the performance of any particular index, including the indexes described here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.
    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.
For more information about your Fund
Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.
    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.
3	Invesco High Yield Municipal Fund

Average Annual Total Returns
As of 8/31/19, including maximum applicable sales charges
Class A Shares
Inception (1/2/86)	5.99%
10 Years	6.95
5 Years	5.17
1 Year	4.23
Class C Shares
Inception (12/10/93)	5.34%
10 Years	6.62
5 Years	5.31
1 Year	6.93
Class Y Shares
Inception (3/1/06)	5.44%
10 Years	7.68
5 Years	6.35
1 Year	9.07
Class R5 Shares
10 Years	7.84%
5 Years	6.30
1 Year	9.11
Class R6 Shares
10 Years	7.49%
5 Years	6.23
1 Year	9.15
Effective June 1, 2010, Class A, Class C and Class I shares of the predecessor fund, Van Kampen High Yield Municipal Fund, advised by Van Kampen Asset Management were reorganized into Class A, Class C and Class Y shares, respectively, of Invesco Van Kampen High Yield Municipal Fund (renamed Invesco High Yield Municipal Fund). Returns shown above, prior to June 1, 2010, for Class A, Class C and Class Y shares are blended returns of the predecessor fund and Invesco High Yield Municipal Fund. Share class returns will differ from the predecessor fund because of different expenses.
Class R5 shares incepted on April 30, 2012. Performance shown prior to that date is that of the Fund’s and the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares.
Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of the Fund’s and the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares.
The performance data quoted represent past performance and cannot guarantee comparable future results;
Average Annual Total Returns
As of 6/30/19, the most recent calendar quarter end, including maximum applicable sales charges
Class A Shares
Inception (1/2/86)	5.94%
10 Years	7.24
5 Years	5.06
1 Year	2.10
Class C Shares
Inception (12/10/93)	5.27%
10 Years	6.90
5 Years	5.19
1 Year	4.82
Class Y Shares
Inception (3/1/06)	5.31%
10 Years	7.97
5 Years	6.24
1 Year	6.94
Class R5 Shares
10 Years	8.14%
5 Years	6.19
1 Year	6.95
Class R6 Shares
10 Years	7.77%
5 Years	6.11
1 Year	6.90
current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class Y, Class R5 and Class R6 shares was 1.22%, 1.97%, 0.97%, 0.99% and 0.92%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
Class A share performance reflects the maximum 4.25% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had fees not been waived and/or expenses.
4	Invesco High Yield Municipal Fund

Schedule of Investments
August 31, 2019
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–110.51%(a)
Alabama–3.58%
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging);
Series 2016, RB	5.75%	06/01/2045	$ 3,250	$ 3,668,925
Series 2016, RB	6.00%	06/01/2050	5,400	6,158,916
Birmingham (City of), AL Water Works Board; Series 2015 A, Ref. RB (b)	5.00%	01/01/2042	12,750	14,727,398
Black Belt Energy Gas District (The) (No. 4); Series 2019 A-1, RB (c)	4.00%	12/01/2025	30,000	34,018,500
Huntsville (City of), AL Special Care Facilities Financing Authority (Redstone Village);
Series 2007, RB (d)	5.50%	01/01/2043	21,290	15,507,849
Series 2008 A, RB (d)	6.88%	01/01/2043	4,470	3,925,196
Series 2011 A, RB (d)	7.50%	01/01/2047	2,600	2,283,164
Series 2012 A, RB (d)	5.63%	01/01/2042	6,575	4,789,690
Jefferson (County of), AL;
Series 2013 C, Wts. (INS -AGM)(e)(f)	6.50%	10/01/2038	7,000	6,865,950
Series 2013 C, Wts. (INS -AGM)(e)(f)	6.60%	10/01/2042	11,700	11,434,176
Series 2013 F, Revenue Wts. (e)	7.50%	10/01/2039	27,640	26,868,015
Series 2013 F, Revenue Wts. (e)	7.75%	10/01/2046	95,055	92,005,636
Series 2013-F, Revenue Wts. (e)	7.90%	10/01/2050	65,400	63,147,624
Lower Alabama Gas District (The);
Series 2016 A, RB	5.00%	09/01/2046	10,000	14,593,900
Series 2016 A, RB (b)	5.00%	09/01/2046	24,000	35,025,360
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining);
Series 2019 A, Ref. IDR (g)	4.50%	05/01/2032	8,500	9,676,570
Series 2019 A, Ref. IDR (g)	5.25%	05/01/2044	35,655	41,235,721
				385,932,590
Alaska–0.31%
Alaska (State of) Municipal Bond Bank Authority (Master Resolution);
Series 2017 A, RB	5.50%	10/01/2046	505	628,619
Series 2017 A, RB (b)	5.50%	10/01/2046	22,000	27,385,380
Northern Tobacco Securitization Corp.;
Series 2006 B, RB (h)	0.00%	06/01/2046	27,225	3,088,132
Series 2006 C, RB (h)	0.00%	06/01/2046	20,860	2,206,153
				33,308,284
American Samoa–0.14%
American Samoa (Territory of) Economic Development Authority; Series 2015 A, Ref. RB	6.63%	09/01/2035	14,345	15,502,785
Arizona–2.05%
Arizona (State of) Health Facilities Authority (Banner Health); Series 2015 C, Ref. VRD RB (LOC-Bank Of America, N.A.)(i)(j)	1.25%	01/01/2046	50	50,000
Arizona (State of) Industrial Development Authority (American Charter Schools Foundation);
Series 2017, Ref. RB (g)	6.00%	07/01/2037	13,845	16,143,962
Series 2017, Ref. RB (g)	6.00%	07/01/2047	15,000	17,214,600
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5	Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona–(continued)
Arizona (State of) Industrial Development Authority (Basis Schools);
Series 2017 A, Ref. RB (g)	5.13%	07/01/2037	$ 1,180	$ 1,307,546
Series 2017 D, Ref. RB (g)	5.00%	07/01/2047	1,035	1,134,474
Series 2017 D, Ref. RB (g)	5.00%	07/01/2051	2,300	2,512,865
Series 2017 G, Ref. RB (g)	5.00%	07/01/2037	1,105	1,230,340
Series 2017 G, Ref. RB (g)	5.00%	07/01/2047	3,260	3,573,318
Series 2017 G, Ref. RB (g)	5.00%	07/01/2051	1,000	1,092,550
Series 2017-A, Ref. RB (g)	5.38%	07/01/2050	6,000	6,631,440
Arizona (State of) Industrial Development Authority (Doral Academy of Nevada - Fire Mesa Campus and Red Rock Campus);
Series 2019 A, IDR (g)	5.00%	07/15/2039	1,325	1,472,088
Series 2019 A, IDR (g)	5.00%	07/15/2049	1,675	1,839,100
Arizona (State of) Industrial Development Authority (Great Laked Senior Living Community);
Series 2019 A, RB	4.50%	01/01/2049	4,500	4,912,155
Series 2019 A, RB	5.00%	01/01/2054	4,500	5,137,065
Series 2019 B, RB	5.00%	01/01/2034	1,730	2,017,336
Series 2019 B, RB	5.00%	01/01/2035	1,820	2,106,686
Series 2019 B, RB	5.00%	01/01/2049	2,125	2,383,209
Arizona (State of) Industrial Development Authority (Kaizen Education Foundation);
Series 2016, RB (g)	5.70%	07/01/2047	9,730	10,775,878
Series 2016, RB (g)	5.80%	07/01/2052	4,920	5,462,676
Arizona (State of) Industrial Development Authority (Leman Academy of Excellence); Series 2017 A, Ref. RB (g)	5.25%	07/01/2052	500	517,450
Arizona (State of) Industrial Development Authority (Mater Academy of Nevada Mountain Vista Campus Project);
Series 2018 A, RB (g)	5.25%	12/15/2038	1,015	1,110,481
Series 2018 A, RB (g)	5.50%	12/15/2048	2,265	2,482,055
Glendale (City of), AZ Industrial Development Authority (Terraces of Phoenix); Series 2018 A, Ref. RB	5.00%	07/01/2048	1,500	1,606,665
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus);
Series 2017, Ref. RB	4.00%	11/15/2027	1,935	2,043,805
Series 2017, Ref. RB	5.00%	11/15/2040	1,485	1,612,992
Series 2017, Ref. RB	5.00%	11/15/2045	8,390	9,067,157
Series 2018, RB	5.00%	11/15/2053	5,870	6,367,541
Maricopa (County of), AZ Industrial Development Authority (Paradise Schools); Series 2016, Ref. RB (g)	5.00%	07/01/2047	4,000	4,343,520
Peoria (City of), AZ Industrial Development Authority (Sierra Winds Life Care Community);
Series 2014, Ref. RB	5.50%	11/15/2034	3,695	3,769,861
Series 2014, Ref. RB	5.75%	11/15/2040	6,015	6,136,022
Phoenix (City of), AZ Industrial Development Authority (Basis Schools); Series 2016 A, Ref. RB (g)	5.00%	07/01/2046	4,000	4,298,240
Phoenix (City of), AZ Industrial Development Authority (Choice Academies); Series 2012, RB	5.63%	09/01/2042	2,850	2,993,298
Phoenix (City of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, RB (g)	6.75%	07/01/2044	5,250	6,059,077
Phoenix (City of), AZ Industrial Development Authority (Phoenix Collegiate Academy); Series 2012, RB	5.63%	07/01/2042	2,770	2,858,280
Pima (County of), AZ Industrial Development Authority (Acclaim Charter School);
Series 2006, RB	5.70%	12/01/2026	1,850	1,850,925
Series 2006, RB	5.80%	12/01/2036	4,385	4,385,877
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6	Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona–(continued)
Pima (County of), AZ Industrial Development Authority (American Leadership Academy);
Series 2015, Ref. RB (g)	5.38%	06/15/2035	$ 2,370	$ 2,624,135
Series 2015, Ref. RB (g)	5.63%	06/15/2045	3,500	3,862,845
Series 2017, RB (g)	4.13%	06/15/2029	1,500	1,543,830
Series 2017, RB (g)	4.75%	06/15/2037	2,500	2,585,350
Series 2017, RB (g)	5.00%	06/15/2047	10,100	10,451,480
Series 2017, RB (g)	5.00%	06/15/2052	6,945	7,177,380
Pima (County of), AZ Industrial Development Authority (Coral Academy Science);
Series 2008 A, RB	7.13%	12/01/2028	2,120	2,124,452
Series 2008 A, RB	7.25%	12/01/2038	3,285	3,291,439
Pima (County of), AZ Industrial Development Authority (Desert Heights Charter School); Series 2014, Ref. RB	7.25%	05/01/2044	3,000	3,352,320
Pima (County of), AZ Industrial Development Authority (Edkey Charter Schools);
Series 2013, Ref. RB	6.00%	07/01/2043	250	251,170
Series 2013, Ref. RB	6.00%	07/01/2048	2,975	2,985,055
Pima (County of), AZ Industrial Development Authority (Premier Charter High School);
Series 2016 A, Ref. RB (g)	7.00%	07/01/2045	3,272	3,260,044
Series 2016 B, Ref. RB	2.07%	07/01/2045	1,735	173,536
Series 2016 C, Ref. RB	2.07%	07/01/2045	1,036	10,355
Pima (County of), AZ Industrial Development Authority (Riverbend Prep); Series 2010, RB (g)	7.00%	09/01/2037	3,358	3,361,962
Sundance Community Facilities District (Assessment District No. 2); Series 2003, RB (g)	7.13%	07/01/2027	795	795,684
Sundance Community Facilities District (Assessment District No. 3); Series 2004, RB	6.50%	07/01/2029	148	148,093
Tempe (City of), AZ Industrial Development Authority (Friendship Village);
Series 2012 A, Ref. RB	6.25%	12/01/2042	2,700	2,868,777
Series 2012 A, Ref. RB	6.25%	12/01/2046	4,100	4,352,642
Tempe (City of), AZ Industrial Development Authority (Mirabella at ASU);
Series 2017 A, RB (g)	6.13%	10/01/2047	1,400	1,613,962
Series 2017 A, RB (g)	6.13%	10/01/2052	1,400	1,608,726
Town of Florence, Inc. (The) Industrial Development Authority (Legacy Traditional School - Queen Creek and Casa Grande Campuses);
Series 2013, RB	5.75%	07/01/2033	3,000	3,266,430
Series 2013, RB	6.00%	07/01/2043	3,625	3,964,264
Tucson (City of), AZ Industrial Development Authority (Catalina Village Assisted Living Apartments);
Series 2017 A, RB (k)	5.50%	05/01/2051	4,435	3,198,744
Series 2017 B, RB (k)	2.50%	05/01/2051	1,700	391,000
University Medical Center Corp.; Series 2011, RB (c)(l)	6.00%	07/01/2021	2,600	2,826,538
				220,590,747
Arkansas–0.20%
Arkansas (State of) Development Finance Authority (Big River Steel); Series 2019, RB (g)(m)	4.50%	09/01/2049	20,000	21,744,400
California–11.85%
ABAG Finance Authority for Non-profit Corps. (Episcopal Senior Communities); Series 2012 A, Ref. RB	5.00%	07/01/2047	6,000	6,433,920
Alhambra (City of), CA (Atherton Baptist Homes); Series 2010 A, RB (c)(l)	7.63%	01/01/2020	4,340	4,433,267
Bay Area Toll Authority (San Francisco Bay Area); Series 2017 F-1, RB (b)	5.00%	04/01/2056	21,000	25,435,410
California (County of), CA Tobacco Securitization Agency (Gold Country Settlement Funding Corp.); Series 2006, RB (h)	0.00%	06/01/2033	13,745	6,291,774
California (County of), CA Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2006 A, RB (h)	0.00%	06/01/2046	25,000	5,321,500
California (State of) Community Housing Agency (Annadel Apartments); Series 2019 A, RB (g)	5.00%	04/01/2049	8,800	9,896,216
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7	Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Educational Facilities Authority (Stanford University);
Series 2012 U-2, Ref. RB (b)	5.00%	10/01/2032	$ 8,745	$ 12,291,535
Series 2014 U-6, RB (b)	5.00%	05/01/2045	15,000	23,322,900
Series 2019 V-1, RB (b)	5.00%	05/01/2049	30,000	47,771,100
Series 2010, RB (b)	5.25%	04/01/2040	6,255	9,659,597
California (State of) Health Facilities Financing Authority (Children’s Hospital of Orange County); Series 2009, RB	6.50%	11/01/2038	3,000	3,026,370
California (State of) Health Facilities Financing Authority (Kaiser Permanente); Subseries 2017 A-2, RB (b)	5.00%	11/01/2047	10,000	15,729,300
California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2016 A, Ref. RB	5.00%	06/01/2046	1,500	1,727,175
California (State of) Municipal Finance Authority (California Baptist University);
Series 2016 A, RB (g)	5.00%	11/01/2036	1,500	1,749,690
Series 2016 A, RB (g)	5.00%	11/01/2046	1,500	1,719,990
California (State of) Municipal Finance Authority (Goodwill Industries of Sacramento & Nevada);
Series 2012, RB (g)	6.63%	01/01/2032	1,000	1,059,250
Series 2012, RB (g)	6.88%	01/01/2042	1,500	1,594,380
California (State of) Municipal Finance Authority (King/Chavez); Series 2009 A, RB (c)(l)	8.50%	10/01/2019	1,000	1,005,560
California (State of) Municipal Finance Authority (Santa Rosa Academy);
Series 2012 A, RB	5.75%	07/01/2030	5,945	6,451,633
Series 2012 A, RB	6.00%	07/01/2042	5,355	5,788,273
California (State of) Municipal Finance Authority (UCR North District Phase 1 Student Housing); Series 2019, RB	5.00%	05/15/2052	1,375	1,680,704
California (State of) Pollution Control Finance Authority;
Series 2012, RB (g)(m)	5.00%	07/01/2037	13,500	14,568,525
Series 2012, RB (g)(m)	5.00%	11/21/2045	22,210	23,834,884
California (State of) Pollution Control Financing Authority (Aemerge Redpack Services Southern California, LLC); Series 2016, RB (Acquired 01/22/2016 - 09/26/2017; Cost $9,847,500)(d)(g)(m)	7.00%	12/31/2049	9,925	4,962,500
California (State of) Pollution Control Financing Authority (San Diego County Water Authority);
Ref. RB (g)	5.00%	07/01/2039	2,500	3,054,150
Ref. RB (g)	5.00%	11/21/2045	11,650	14,101,975
California (State of) School Finance Authority (Alliance for College-Ready Public Schools); Series 2013 A, RB	6.40%	07/01/2048	3,000	3,460,140
California (State of) School Finance Authority (Aspire Public Schools); Series 2016, Ref. RB (g)	5.00%	08/01/2046	2,500	2,817,175
California (State of) School Finance Authority (New Designs Charter School);
Series 2012, RB	5.50%	06/01/2042	5,000	5,352,300
Series 2019 A, RB (g)	5.00%	06/01/2040	750	862,403
Series 2019 A, RB (g)	5.00%	06/01/2050	1,060	1,203,089
California (State of) Statewide Communities Development Authority (American Baptist Homes of the West); Series 2010, RB	6.25%	10/01/2039	2,000	2,007,900
California (State of) Statewide Communities Development Authority (California Baptist University);
Series 2011, RB (c)(l)	7.25%	11/01/2021	1,500	1,701,735
Series 2011, RB (c)(l)	7.50%	11/01/2021	5,500	6,269,010
Series 2014 A, RB	6.13%	11/01/2033	1,560	1,825,699
California (State of) Statewide Communities Development Authority (Creative Child Care & Team); Series 2015, RB (Acquired 11/03/2015; Cost $6,700,000)(g)	6.75%	06/01/2045	6,700	7,150,240
California (State of) Statewide Communities Development Authority (Eskaton Properties, Inc.); Series 2012, RB	5.25%	11/15/2034	4,350	4,755,899
California (State of) Statewide Communities Development Authority (Lancer Educational Student Housing); Series 2016, Ref. RB (g)	5.00%	06/01/2036	4,250	4,837,393
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8	Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2014, RB	5.50%	12/01/2054	$ 11,000	$ 12,426,810
Series 2016 A, RB (g)	5.00%	12/01/2036	1,500	1,725,270
Series 2016 A, RB (g)	5.00%	12/01/2046	9,000	10,167,120
Series 2016 A, RB (g)	5.25%	12/01/2056	47,945	54,829,902
California (State of) Statewide Communities Development Authority (NCCD-Hooper Street LLC-California College of the Arts);
Series 2019, RB (g)	5.25%	07/01/2049	375	435,236
Series 2019, RB (g)	5.25%	07/01/2052	1,450	1,676,331
California (State of) Statewide Communities Development Authority (Southern California Presbyterian Homes);
Series 2009, RB (g)	7.00%	11/15/2029	1,745	1,765,504
Series 2009, RB (g)	7.25%	11/15/2041	3,500	3,542,840
California (State of) Statewide Communities Development Authority (Terraces at San Joaquin Garden);
Series 2012, RB	6.00%	10/01/2042	2,895	3,161,601
Series 2012, RB	6.00%	10/01/2047	1,785	1,946,078
California (State of) Statewide Finance Authority (Pooled Tobacco Securitization);
Series 2002, RB	6.00%	05/01/2043	15,000	15,084,000
Series 2006 A, RB (h)	0.00%	06/01/2046	181,950	35,092,696
California County Tobacco Securitization Agency (The) (Sonoma County Securitization Corp.);
Series 2005, Ref. RB	5.13%	06/01/2038	9,380	9,405,701
Series 2005, Ref. RB	5.25%	06/01/2045	3,730	3,740,258
California Public Finance Authority (Henry Mayo Newhall Hospital);
Series 2017, Ref. RB	5.00%	10/15/2037	3,430	3,981,441
Series 2017, Ref. RB	5.00%	10/15/2047	10,170	11,643,836
Eden (Township of), CA Healthcare District; Series 2010, Ref. COP (c)(l)	6.13%	06/01/2020	2,510	2,605,154
Fairfield (City of), CA Community Facilities District No. 2007-1 (Fairfield Commons);
Series 2008, RB	6.50%	09/01/2023	1,060	1,087,719
Series 2008, RB	6.75%	09/01/2028	2,550	2,619,947
Series 2008, RB	6.88%	09/01/2038	4,440	4,562,233
Foothill-Eastern Transportation Corridor Agency;
Series 2014 A, Ref. RB (INS -AGM)(f)(h)	0.00%	01/15/2036	61,010	40,006,087
Series 2014 A, Ref. RB (INS -AGM)(f)(h)	0.00%	01/15/2037	20,000	12,650,800
Series 2014 A, Ref. RB (e)	6.85%	01/15/2042	5,000	5,330,600
Series 2014 A, Ref. RB	6.00%	01/15/2049	20,000	23,744,600
Series 2014 C, Ref. RB	6.50%	01/15/2043	10,750	12,872,910
Golden State Tobacco Securitization Corp.;
Series 2007 A-2, RB (e)	5.30%	06/01/2037	47,000	48,886,110
Series 2007 B, RB (h)	0.00%	06/01/2047	185,000	31,775,600
Series 2018 A-1, Ref. RB	5.00%	06/01/2047	40,470	41,508,460
Series 2018 A-1, Ref. RB	5.25%	06/01/2047	8,170	8,434,299
Inland Empire Tobacco Securitization Authority;
Series 2007 C-1, RB (h)	0.00%	06/01/2036	173,915	58,407,614
Series 2007 D, RB (h)	0.00%	06/01/2057	46,635	2,831,677
Los Angeles (City of) Department of Airports (Los Angeles International Airport); Series 2018 A, RB (b)(m)(n)	5.25%	05/15/2048	26,000	32,027,580
Los Angeles (City of) Department of Water & Power; Series 2012 B, RB (b)	5.00%	07/01/2043	66,530	73,595,486
Los Angeles (City of), CA Community Facilities District No. 3 (Cascades Business Park); Series 1997, RB	6.40%	09/01/2022	240	242,681
Los Angeles (City of), CA Department of Water & Power; Series 2002 A, Ref. VRD RB (i)	1.03%	07/01/2035	2,800	2,800,000
M-S-R Energy Authority;
Series 2009 A, RB	6.50%	11/01/2039	4,490	7,181,665
Series 2009 B, RB	6.50%	11/01/2039	5,500	8,797,140
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9	Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
National City (City of), CA Community Development Commission (National City Redevelopment); Series 2011, RB (c)(l)	7.00%	08/01/2021	$ 4,750	$ 5,298,720
Regents of the University of California; Series 2014 AM, RB (b)	5.00%	05/15/2044	34,545	39,868,039
Riverside (County of), CA Transportation Commission; Series 2013 A, RB	5.75%	06/01/2048	7,000	7,822,150
San Bernardino City Unified School District;
Series 2011 D, GO Bonds (INS -AGM)(f)(h)	0.00%	08/01/2036	7,650	5,080,365
Series 2011 D, GO Bonds (INS- AGM)(f)(h)	0.00%	08/01/2037	13,130	8,400,574
Series 2011 D, GO Bonds (INS -AGM)(f)(h)	0.00%	08/01/2038	13,515	8,333,754
Series 2011 D, GO Bonds (INS -AGM)(f)(h)	0.00%	08/01/2039	13,895	8,249,739
Series 2011 D, GO Bonds (INS -AGM)(f)(h)	0.00%	08/01/2040	14,280	8,153,594
Series 2011 D, GO Bonds (INS -AGM)(f)(h)	0.00%	08/01/2041	14,080	7,736,819
San Buenaventura (City of), CA (Community Memorial Health System);
Series 2011, RB	8.00%	12/01/2031	9,875	11,176,525
Series 2011, RB	7.50%	12/01/2041	21,980	24,606,170
San Diego Unified School District (Election of 2008); Series 2012 E, GO Bonds (e)	5.25%	07/01/2042	10,000	8,623,300
San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency Community Facilities District No. 6 (Mission Bay South Public Improvements);
Series 2013 C, RB (h)	0.00%	08/01/2036	5,710	2,437,713
Series 2013 C, RB (h)	0.00%	08/01/2038	2,000	746,800
Series 2013 C, RB (h)	0.00%	08/01/2043	17,000	4,699,990
San Joaquin Hills Transportation Corridor Agency;
Series 2014 B, Ref. RB	5.25%	01/15/2044	7,000	8,010,660
Series 2014 B, Ref. RB	5.25%	01/15/2049	12,000	13,687,920
San Jose (City of), CA;
Series 2017 A, Ref. RB (b)(m)	5.00%	03/01/2041	10,000	11,998,800
Series 2017 A, Ref. RB (b)(m)	5.00%	03/01/2047	20,000	23,797,200
San Jose (City of), CA (Helzer Courts Apartments); Series 1999 A, RB (m)	6.40%	12/01/2041	14,123	14,136,417
San Jose (City of), CA Community Facilities District No. 9 (Bailey/Highway 101);
Series 2003, RB	6.60%	09/01/2027	2,000	2,001,260
Series 2003, RB	6.65%	09/01/2032	2,630	2,634,892
San Mateo (City of), CA Foster School District (Election 2008); Series 2010, GO Bonds (e)	6.63%	08/01/2042	4,080	4,170,494
Santa Cruz (County of), CA Redevelopment Agency (Live Oak/Soquel Community Improvement); Series 2009 A, RB (c)(l)	7.00%	09/01/2019	3,500	3,500,000
Santee School District; Series 2006 D, GO Bonds (INS -AGC)(f)(h)	0.00%	08/01/2038	4,355	2,507,609
Savanna Elementary School District (Election of 2008); Series 2012 B, GO Bonds (INS -AGM)(e)(f)	6.75%	02/01/2052	7,500	7,666,875
Silicon Valley Tobacco Securitization Authority (Santa Clara);
Series 2007 A, RB (h)	0.00%	06/01/2036	10,000	3,950,900
Series 2007 A, RB (h)	0.00%	06/01/2047	20,000	4,206,400
Southern California Logistics Airport Authority;
Series 2007, RB	6.15%	12/01/2043	4,400	4,439,336
Series 2008 A, RB	6.00%	12/01/2033	1,475	1,479,027
Series 2008 A, RB (h)	0.00%	12/01/2045	18,085	2,913,313
Series 2008 A, RB (h)	0.00%	12/01/2046	18,085	2,703,346
Series 2008 A, RB (h)	0.00%	12/01/2047	18,085	2,507,304
Series 2008 A, RB (h)	0.00%	12/01/2048	18,085	2,324,827
Series 2008 A, RB (h)	0.00%	12/01/2049	18,085	2,154,647
Series 2008 A, RB (h)	0.00%	12/01/2050	18,085	1,996,222
Southern California Tobacco Securitization Authority (San Diego County Tobacco Asset Securitization Corp.);
Series 2006 A-1, RB	4.75%	06/01/2025	5	5,024
Series 2006 A-1, RB	5.00%	06/01/2037	6,850	6,879,113
Series 2006 A-1, RB	5.13%	06/01/2046	8,205	8,222,148
Series 2006, RB (h)	0.00%	06/01/2046	77,000	11,295,030
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10	Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
University of California;
Series 2013 AL-2, Ref. VRD RB (i)	1.00%	05/15/2048	$ 7,600	$ 7,600,000
Series 2017 M, RB (b)	5.00%	05/15/2047	50,890	62,230,837
Vallejo (City of), CA Public Financing Authority (Hiddenbrooke Improvement District); Series 2004 A, RB	5.80%	09/01/2031	3,555	3,587,884
Victor Valley Union High School District (Election of 2008); Series 2013 B, GO Bonds (c)(h)(l)	0.00%	08/01/2023	74,825	15,138,438
				1,276,727,722
Colorado–6.06%
Amber Creak Metropolitan District; Series 2017 B, GO Bonds	7.75%	12/15/2047	515	535,332
Banning Lewis Ranch Metropolitan District;
Series 2018 A, GO Bonds	5.38%	12/01/2048	2,500	2,667,650
Series 2018 B, GO Bonds	7.75%	12/15/2041	630	667,529
Banning Lewis Ranch Metropolitan District No. 3; Series 2015 A, GO Bonds	6.13%	12/01/2045	1,025	1,050,789
Banning Lewis Ranch Metropolitan District No. 4;
Series 2018 A, GO Bonds	5.75%	12/01/2048	5,000	5,318,700
Series 2018 B, GO Bonds	8.00%	12/15/2048	2,063	2,182,448
Banning Lewis Ranch Metropolitan District No. 5;
Series 2018 A, GO Bonds	5.75%	12/01/2048	2,195	2,334,909
Series 2018 B, GO Bonds	8.00%	12/15/2048	511	540,587
Berthoud-Heritage Metropolitan District No. 1; Series 2019, RB	5.63%	12/01/2048	10,000	10,513,500
Brighton Crossing Metropolitan District No. 4; Series 2017 B, GO Bonds	7.00%	12/15/2047	670	693,705
Broadway Station Metropolitan District No. 2;
Series 2019 A, GO Bonds	5.13%	12/01/2048	4,000	4,263,920
Series 2019 B, GO Bonds (e)	7.50%	12/01/2048	7,075	4,371,006
Bromley Park Metropolitan District No. 2; Series 2018 C, Ref. GO Bonds	7.85%	12/15/2047	6,408	6,415,561
Broomfield Village Metropolitan District No. 2; Series 2003, Ref. GO Bonds	6.25%	12/01/2032	3,355	2,717,550
Buffalo Highlands Metropolitan District;
Series 2018 A, Ref. GO Bonds	5.25%	12/01/2038	1,000	1,054,180
Series 2018 A, Ref. GO Bonds	5.38%	12/01/2048	1,750	1,843,608
Series 2018 B, Ref. GO Bonds	7.63%	12/15/2046	1,226	1,256,920
Buffalo Ridge Metropolitan District; Series 2018 B, GO Bonds	7.38%	12/15/2047	3,230	3,388,399
Canyons Metropolitan District No. 5;
Series 2017 A, Ref. GO Bonds	6.00%	12/01/2037	1,750	1,857,223
Series 2017 A, Ref. GO Bonds	6.13%	12/01/2047	4,735	5,010,246
Series 2017 B, GO Bonds	8.00%	12/15/2047	3,500	3,701,775
Castle Oaks Metropolitan District No. 3;
Series 2017, Ref. GO Bonds	5.00%	12/01/2037	3,275	3,383,337
Series 2017, Ref. GO Bonds	5.00%	12/01/2047	9,265	9,531,554
Centerra Metropolitan District No. 1 (In the City of Loveland);
Series 2017, Ref. RB (g)	5.00%	12/01/2047	7,000	7,412,790
Series 2018, Ref. RB	5.25%	12/01/2048	5,550	5,938,222
Clear Creek Station Metropolitan District No. 2; Series 2017 B, GO Bonds	7.38%	12/15/2047	500	524,085
Colorado (State of) Educational & Cultural Facilities Authority (Community Leadership Academy);
Series 2008, RB	6.25%	07/01/2028	1,650	1,653,861
Series 2008, RB	6.50%	07/01/2038	1,000	1,002,200
Series 2013, RB	7.45%	08/01/2048	2,245	2,570,615
Colorado (State of) Health Facilities Authority (Christian Living Communities); Series 2011, RB	6.38%	01/01/2041	1,615	1,756,571
Colorado (State of) Health Facilities Authority (CommonSpirit Health);
Series 2019 A-2, Ref. RB	5.00%	08/01/2044	15,000	18,293,550
Series 2019 A-2, Ref. RB	4.00%	08/01/2049	16,000	17,613,440
Colorado (State of) Health Facilities Authority (Frasier Meadows Retirement Community);
Series 2017 A, Ref. RB	5.25%	05/15/2037	750	869,655
Series 2017 A, Ref. RB	5.25%	05/15/2047	3,500	3,975,685
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11	Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Colorado (State of) Health Facilities Authority (SCL Health System); Series 2013 A, RB (b)	5.00%	01/01/2044	$ 21,000	$ 23,665,320
Colorado (State of) Health Facilities Authority (Sunny Vista Living Center);
Series 2015 A, Ref. RB (g)	5.75%	12/01/2035	1,650	1,759,181
Series 2015 A, Ref. RB (g)	6.13%	12/01/2045	2,300	2,468,889
Series 2015 A, Ref. RB (g)	6.25%	12/01/2050	4,070	4,384,692
Colorado (State of) Health Facilities Authority (Total Longterm Care National Obligated Group);
Series 2010 A, RB (c)(l)	6.00%	11/15/2020	1,600	1,689,792
Series 2010 A, RB (c)(l)	6.25%	11/15/2020	4,750	5,030,677
Series 2011, RB (c)(l)	5.75%	11/15/2021	1,000	1,096,980
Series 2011, RB (c)(l)	6.00%	11/15/2021	1,195	1,317,344
Colorado (State of) Health Facilities Authority (Volunteers of America Care);
Series 2007 A, RB	5.20%	07/01/2022	400	400,388
Series 2007 A, RB	5.25%	07/01/2027	3,260	3,262,249
Series 2007 A, RB	5.30%	07/01/2037	5,815	5,817,907
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3);
Series 2010, RB	6.50%	01/15/2030	4,500	4,667,310
Series 2019, RB	6.00%	01/15/2041	12,935	13,360,820
Colorado International Center Metropolitan District No. 14; Series 2018, Ref. GO Bonds	5.88%	12/01/2046	14,500	15,935,790
Colorado International Center Metropolitan District No. 4;
Series 2019 A, Ref. GO Bonds (e)	6.00%	12/01/2047	30,920	22,182,008
Series 2019 A-2, GO Bonds (e)	6.25%	12/01/2048	15,075	11,296,150
Series 2019 B-2, GO Bonds	8.75%	12/15/2048	1,997	2,075,163
Copperleaf Metropolitan District No. 6;
Series 2018 A, GO Bonds	5.25%	12/01/2048	2,000	2,108,120
Subseries 2018 B, GO Bonds	7.50%	12/15/2048	820	861,205
Cornerstar Metropolitan District;
Series 2017 A, Ref. GO Bonds	5.13%	12/01/2037	1,000	1,064,960
Series 2017 A, Ref. GO Bonds	5.25%	12/01/2047	2,600	2,766,322
Cottonwood Highlands Metropolitan District No. 1;
Series 2019 A, GO Bonds	5.00%	12/01/2049	1,250	1,339,588
Series 2019 B, GO Bonds	8.75%	12/15/2049	2,095	2,154,226
Crowfoot Valley Ranch Metropolitan District No. 2;
Series 2018 A, GO Bonds	5.63%	12/01/2038	2,555	2,683,235
Series 2018 A, GO Bonds	5.75%	12/01/2048	9,665	10,147,960
Series 2018 B, GO Bonds	8.00%	12/15/2048	1,630	1,703,806
Denver (City & County of), CO;
Series 2018 A, RB (b)(m)	5.00%	12/01/2029	24,580	31,481,572
Series 2018 A, Ref. RB (b)(m)	5.25%	12/01/2043	17,500	21,998,550
Denver (City & County of), CO ; Series 2018 A, RB (b)(m)	5.00%	12/01/2036	25,865	32,308,489
Denver (City & County of), CO (United Airlines, Inc.); Series 2017, Ref. RB (m)	5.00%	10/01/2032	13,000	14,331,460
Denver (City of), CO Urban Renewal Authority (9th and Colorado Urban); Series 2018 A, RB (g)	5.25%	12/01/2039	9,000	9,677,340
Denver Gateway Center Metropolitan District;
Series 2018 A, GO Bonds	5.63%	12/01/2048	2,130	2,284,659
Series 2018 B, GO Bonds	7.88%	12/15/2048	1,855	1,938,883
Denver International Business Center Metropolitan District No. 1; Series 2019 B, GO Bonds	6.00%	12/01/2048	2,300	2,431,307
Douglas (County of), CO Sierra Ridge Metropolitan District No. 2;
Series 2016 A, GO Bonds	5.50%	12/01/2046	2,000	2,109,160
Series 2016 B, GO Bonds	7.63%	12/15/2046	1,500	1,545,375
Elbert (County of), CO & Highway 86 Commercial Metropolitan District; Series 2008 A, RB (o)	7.50%	12/01/2032	4,500	3,375,000
Fitzsimons Village Metropolitan District No. 1; Series 2010 A, RB	7.50%	03/01/2040	4,526	4,589,817
Flying Horse Metropolitan District No. 3; Series 2019, Ref. GO Bonds (g)	6.00%	12/01/2049	2,970	3,037,270
Fossil Ridge Metropolitan District No. 1; Series 2010, Ref. GO Bonds	7.25%	12/01/2040	930	962,773
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
12	Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Fourth Street Crossing Business Improvement District;
Series 2019 A, RB (g)	5.13%	12/01/2038	$ 3,000	$ 3,076,830
Series 2019 A, RB (g)	5.38%	12/01/2049	2,740	2,809,486
Series 2019 B, RB	8.00%	12/15/2049	700	715,554
Gardens on Havana Metropolitan District No. 3 (The);
Series 2017 A, RB	5.13%	12/01/2037	1,070	1,138,491
Series 2017 A, RB	5.25%	12/01/2047	1,015	1,078,965
Series 2017 B, RB	7.75%	12/15/2047	1,000	1,056,610
Grandby Ranch Metropolitan District; Series 2018, Ref. GO Bonds (g)	5.50%	12/01/2052	5,490	5,753,081
Independence Metropolitan District No. 3;
Series 2019 A, GO Bonds	6.25%	12/01/2049	8,095	8,540,549
Series 2019 B, GO Bonds	9.00%	12/15/2049	4,230	4,421,492
Independence Water & Sanitation District; Series 2019, RB	7.25%	12/01/2038	5,270	5,632,681
Johnston (Town of), CO Plaza Metropolitan District;
Series 2016 A, RB	5.25%	12/01/2036	4,000	4,108,320
Series 2016 A, RB	5.38%	12/01/2046	12,000	12,323,400
Lakes at Centerra Metropolitan District No. 2;
Series 2018 A, GO Bonds	5.13%	12/01/2037	2,200	2,359,412
Series 2018 A, GO Bonds	5.25%	12/01/2047	3,470	3,716,960
Series 2018 B, GO Bonds	7.63%	12/15/2047	1,795	1,899,882
Leyden Rock Metropolitan District No. 10; Series 2017 C, Ref. GO Bonds	10.75%	12/15/2049	1,025	1,049,692
Montrose (County of), CO (The Homestead at Montrose, Inc.);
Series 2003 A, RB	6.75%	02/01/2022	150	150,122
Series 2003 A, RB	7.00%	02/01/2025	800	800,552
Series 2003 A, RB	7.00%	02/01/2038	6,200	6,201,984
Neu Towne Metropolitan District; Series 2018 B, Ref. GO Bonds	7.75%	12/15/2046	2,285	2,386,865
North Holly Metropolitan District;
Series 2018 A, GO Bonds	5.50%	12/01/2048	1,260	1,313,311
Series 2018 B, GO Bonds	7.88%	12/15/2048	1,015	1,054,534
North Park Metropolitan District No. 1;
Seires 2018 A-2, RB	5.50%	12/01/2034	8,340	8,989,186
Seires 2018 A-2, RB	5.85%	12/01/2048	9,000	9,661,860
Series 2018 A-1, RB	5.38%	12/01/2034	5,650	6,063,297
Series 2018 A-1, RB	5.75%	12/01/2048	3,850	4,110,683
North Range Metropolitan District No. 2;
Series 2017 A, Ref. GO Bonds	5.63%	12/01/2037	3,270	3,467,573
Series 2017 A, Ref. GO Bonds	5.75%	12/01/2047	4,885	5,180,005
Series 2017 B, GO Bonds	7.75%	12/15/2047	2,830	2,968,189
Painted Prairie Metropolitain District No. 2; Series 2018, GO Bonds	5.25%	12/01/2048	5,250	5,493,810
Prairie Center Metropolitan District No. 3 (Park & Recreation Improvements); Series 2018, RB	5.13%	12/15/2042	4,200	4,382,322
Public Authority for Colorado Energy; Series 2008, RB	6.50%	11/15/2038	22,895	35,710,476
Riverdale Peaks II Metropolitan District; Series 2005, GO Bonds	6.50%	12/01/2035	1,000	500,000
South Aurora Regional Improvement Authority; Series 2018, RB	6.25%	12/01/2057	2,815	2,980,184
St. Vrain Lakes Metropolitan District No. 2; Series 2017 B, GO Bonds	7.63%	12/15/2047	1,080	1,127,466
Sterling Ranch Community Authority Board; Series 2017 B, RB	7.50%	12/15/2047	6,500	6,820,970
Tailholt Metropolitan District No. 3;
Series 2018 A, GO Bonds	6.00%	12/01/2048	7,545	8,120,533
Series 2018 B, GO Bonds	8.13%	12/15/2048	1,647	1,764,382
Thompson Crossing Metropolitan District No. 4; Series 2019, Ref. GO Bonds	5.00%	12/01/2049	2,125	2,249,716
Trails at Crowfoot Metropolitan District No. 3;
Series 2019 A, GO Bonds	5.00%	12/01/2049	3,380	3,494,650
Series 2019, GO Bonds	9.00%	12/15/2049	2,095	2,139,603
University of Colorado; Series 2014 A, RB (b)	5.00%	06/01/2046	16,835	19,877,085
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
13	Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Villages at Castle Rock Metropolitan District No. 6 (Cobblestone Ranch); Series 2007, GO Bonds (h)	0.00%	12/01/2037	$100,348	$ 30,408,498
Vista Ridge Metropolitan District; Series 2006 B, GO Bonds (c)(e)(l)	9.50%	12/01/2021	1,000	1,201,720
				652,523,820
Connecticut–0.27%
Connecticut (State of) Health and Education Facilities Authority (Nuvance Health); Series 2019 A, Ref. RB	4.00%	07/01/2041	5,250	5,893,283
Georgetown (City of), CT Special Taxing District; Series 2006 A, GO Bonds (d)	5.13%	10/01/2036	4,405	1,409,600
Hamden (Town of), CT (Whitney Center);
Series 2009 A, RB	7.75%	01/01/2043	10,815	10,939,697
Series 2009 C, RB (c)	5.50%	01/01/2022	2,000	2,017,180
Harbor Point Infrastructure Improvement District (Harbor Point); Series 2010 A, RB (c)(l)	7.88%	04/01/2020	3,000	3,115,950
University of Connecticut;
Series 2019 A, RB	4.00%	11/01/2037	3,350	3,830,122
Series 2019 A, RB	4.00%	11/01/2038	1,985	2,263,674
				29,469,506
Delaware–0.16%
Delaware (State of) Economic Development Authority (Aspira of Delaware Charter Operations, Inc.); Series 2016 A, RB	5.00%	06/01/2051	2,200	2,381,390
Delaware (State of) Economic Development Authority (Newark Charter School); Series 2012, RB	5.00%	09/01/2042	1,350	1,431,135
Millsboro (Town of), DE (Plantation Lakes Special Development District);
Series 2018, Ref. RB (g)	5.13%	07/01/2038	8,000	8,775,840
Series 2018, Ref. RB (g)	5.25%	07/01/2048	4,100	4,481,628
				17,069,993
District of Columbia–1.50%
District of Columbia;
Series 2009 B, Ref. RB (b)	5.00%	12/01/2025	16,165	16,320,022
Series 2014 C, GO Bonds (b)	5.00%	06/01/2038	21,000	24,181,500
District of Columbia (Center for Strategic & International Studies, Inc.);
Series 2011, RB (c)(l)	6.38%	03/01/2021	1,815	1,954,283
Series 2011, RB (c)(l)	6.63%	03/01/2021	5,150	5,568,231
District of Columbia (Cesar Chavez Charter School); Series 2011, RB	7.88%	11/15/2040	7,000	7,137,970
District of Columbia (Gallaudet University); Series 2011, RB	5.50%	04/01/2041	3,000	3,186,210
District of Columbia (Ingleside at Rock Creek);
Series 2017 A, RB	5.00%	07/01/2032	500	549,705
Series 2017 A, RB	5.00%	07/01/2037	1,450	1,576,411
Series 2017 A, RB	5.00%	07/01/2042	1,250	1,349,663
Series 2017 A, RB	5.00%	07/01/2052	8,250	8,869,575
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, RB	5.00%	10/01/2045	7,750	7,976,455
District of Columbia (Sibley Memorial Hospital);
Series 2009, RB (c)(l)	6.38%	10/01/2019	2,000	2,007,840
Series 2009, RB (c)(l)	6.50%	10/01/2019	5,000	5,020,050
District of Columbia Tobacco Settlement Financing Corp.;
Series 2006 A, RB (h)	0.00%	06/15/2046	100,920	18,465,332
Series 2006 C, RB (h)	0.00%	06/15/2055	60,320	2,904,408
District of Columbia Water & Sewer Authority; Series 2013 A, RB (b)	5.00%	10/01/2044	27,000	30,696,300
District of Columbia Water & Sewer Authority (Green Bonds); Series 2017 A, RB (b)	5.00%	10/01/2052	20,000	24,091,600
				161,855,555
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
14	Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–5.53%
Alachua (County of), FL Health Facilities Authority (East Ridge Retirement Village, Inc.);
Series 2014, RB	6.25%	11/15/2044	$ 6,500	$ 5,890,300
Series 2014, RB	6.38%	11/15/2049	6,750	6,143,647
Alachua (County of), FL Health Facilities Authority (Oak Hammock at the University of Florida);
Series 2012 A, Ref. RB	8.00%	10/01/2032	1,000	1,142,980
Series 2012 A, Ref. RB	8.00%	10/01/2042	2,500	2,846,450
Series 2012 A, Ref. RB	8.00%	10/01/2046	2,000	2,270,880
Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs);
Series 2011 A, RB	8.00%	11/15/2031	3,000	3,043,830
Series 2011 A, RB	8.13%	11/15/2041	11,200	11,301,472
Series 2011 A, RB	8.13%	11/15/2046	11,100	11,189,466
Atlantic Beach (City of), FL (Fleet Landing);
Series 2018 A, RB	5.00%	11/15/2043	1,100	1,270,379
Series 2018 A, RB	5.00%	11/15/2048	3,190	3,670,510
Series 2018 A, RB	5.00%	11/15/2053	5,235	5,989,102
Broward (County of), FL; Series 2017, RB (b)(m)	5.00%	10/01/2042	12,045	14,548,192
Buckeye Park Community Development District; Series 2008 A, RB (d)	7.88%	05/01/2038	4,900	2,107,000
Cape Coral (City of), FL Health Facilities Authority (Gulf Care, Inc.);
Series 2015, Ref. RB (g)	6.00%	07/01/2045	6,000	6,634,080
Series 2015, Ref. RB (g)	6.00%	07/01/2050	5,265	5,806,979
Capital Trust Agency (H-Bay Ministries, Inc.- Superior Residences);
Series 2018 A-1, RB	4.00%	07/01/2038	2,750	2,789,298
Series 2018 A-1, RB	4.00%	07/01/2043	1,000	1,004,110
Series 2018 A-1, RB	4.13%	07/01/2053	2,000	2,011,140
Series 2018 B, RB	5.00%	07/01/2043	500	535,440
Series 2018 B, RB	5.00%	07/01/2053	1,100	1,173,876
Capital Trust Agency (Miami Community Charter School); Series 2010 A, RB	7.00%	10/15/2040	1,495	1,539,177
Capital Trust Agency (Sarasota-Manatee Jewish Housing Council, Inc.);
Series 2017, Ref. RB (g)	5.00%	07/01/2037	1,000	1,079,880
Series 2017, Ref. RB (g)	5.00%	07/01/2046	600	644,106
Capital Trust Agency (Tallahassee Tapestry);
Series 2015, RB (g)	6.75%	12/01/2035	5,405	5,635,631
Series 2015, RB (g)	7.00%	12/01/2045	2,000	2,088,860
Series 2015, RB (g)	7.13%	12/01/2050	2,000	2,096,400
Capital Trust Agency (University Bridge LLC Student Housing); Series A, RB (g)	5.25%	12/01/2043	15,850	17,137,971
Capital Trust Agency Inc. (H-Bay Ministries, Inc.- Superior Residences); Series 2018 A-1, RB	5.00%	07/01/2048	5,660	6,092,877
Capital Trust Agency Inc. (University Bridge, LLC Student Housing); Series 2018 A, RB (g)	5.25%	12/01/2058	4,150	4,441,247
Capital Trust Agency, Inc. (University Bridge LLC); Series 2018 A, RB (g)	4.00%	12/01/2028	4,110	4,183,980
Charlotte (County of), FL Industrial Development Authority (Town & Country Utilities); Series 2019, RB (g)(m)	5.00%	10/01/2049	2,420	2,671,922
Collier (County of), FL Industrial Development Authority (The Arlington of Naples);
Series 2014 A, RB (Acquired 12/16/2013; Cost $5,485,328)(g)	8.13%	05/15/2044	5,560	5,370,348
Series 2014 A, RB (Acquired 12/16/2013 - 12/19/2013; Cost $43,950,403)(g)	8.25%	05/15/2049	44,570	43,074,676
Series 2015 A, RB (Acquired 06/30/2015; Cost $345,000)(g)	5.50%	05/15/2025	345	330,562
Series 2015 A, RB (Acquired 06/30/2015; Cost $875,000)(g)	6.25%	05/15/2035	875	844,533
Series 2015 A, RB (Acquired 06/30/2015; Cost $3,000,000)(g)	6.50%	05/15/2049	3,000	2,909,040
East Homestead Community Development District; Series 2013, RB	5.63%	11/01/2043	2,000	2,107,580
Florida (State of) Mid-Bay Bridge Authority; Series 2011 A, RB (c)(l)	7.25%	10/01/2021	14,000	15,727,460
Florida Development Finance Corp. (Palm Bay Academy, Inc.);
Series 2017, Ref. RB (g)(h)	0.00%	05/15/2037	2,235	843,386
Series 2017, Ref. RB (g)	6.38%	05/15/2037	2,705	2,568,722
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
15	Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Florida Development Finance Corp. (Renaissance Charter School, Inc.);
Series 2012 A, RB (g)	6.00%	06/15/2032	$ 4,250	$ 4,424,165
Series 2012 A, RB (g)	6.13%	06/15/2043	4,250	4,389,017
Series 2015, RB (g)	6.13%	06/15/2046	14,035	15,500,815
Florida Development Finance Corp. (Sculptor Charter School);
Series 2008 A, RB	7.25%	10/01/2038	2,525	2,533,181
Series 2012, RB	7.00%	10/01/2026	90	97,221
Series 2012, RB	7.25%	10/01/2041	595	643,290
Florida Development Finance Corp. (Virgin Trains USA Passenger Rail);
Series 2019 A, Ref. RB (c)(g)(m)	6.38%	01/01/2026	37,980	36,357,115
Series 2019 A, Ref. RB (c)(g)(m)	6.50%	01/01/2029	48,000	45,781,920
Fort Myers (City of), FL; Series 2019 A, Ref. RB	4.00%	10/01/2044	3,500	3,970,995
Gramercy Farms Community Development District;
Series 2007 A-1, RB (d)	5.25%	05/01/2039	1,335	13
Series 2007 A-2, RB (d)	5.25%	05/01/2039	1,700	17
Series 2011, Ref. RB (e)	6.75%	05/01/2039	22,835	10,960,800
Highlands (County of), FL Health Facilities Authority (Trousdale Foundation Properties); Series 2018 A, RB	6.25%	04/01/2049	13,785	15,600,209
Kendall Breeze West Community Development District; Series 2004, RB	5.88%	05/01/2034	1,070	1,070,824
Lake (County of), FL (Lakeside at Waterman Village);
Series 2018 A, RB (g)	10.00%	10/31/2023	2,500	2,501,025
Series 2018 A, RB (g)	12.00%	10/31/2023	1,000	1,000,270
Lake Helen (City of), FL (Ivy Hawn Charter School of the Arts);
Series 2018 A, RB (g)	5.50%	07/15/2048	2,250	2,405,205
Series 2018 A, RB (g)	5.75%	07/15/2053	2,030	2,187,508
Lee (County of), FL Industrial Development Authority (Cypress Cove Healthpark);
Series 2012, Ref. RB	5.25%	10/01/2032	4,500	4,810,230
Series 2012, Ref. RB	5.75%	10/01/2042	10,100	10,848,309
Series 2012, Ref. RB	6.50%	10/01/2047	10,000	11,020,500
Lee (County of), FL Industrial Development Authority (Lee County Community Charter Schools, LLC);
Series 2012, IDR	5.50%	06/15/2032	1,880	1,918,145
Series 2012, IDR	5.75%	06/15/2042	3,210	3,268,165
Miami-Dade (County of), FL;
Series 2009, RB (h)	0.00%	10/01/2035	12,000	7,840,920
Series 2009, RB (h)	0.00%	10/01/2042	42,215	21,143,383
Series 2019 A, RB (m)	5.00%	10/01/2049	18,000	22,223,880
Miami-Dade (County of), FL (Building Better Communities Program);
Series 2016 A, Ref. GO Bonds (b)	5.00%	07/01/2037	15,605	18,869,878
Series 2016 A, Ref. GO Bonds (b)	5.00%	07/01/2038	15,985	19,289,419
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami);
Series 2018 A, RB (b)	5.00%	04/01/2053	13,500	16,178,805
Series 2018 A, RB	5.00%	04/01/2053	3,400	4,074,662
Miami-Dade (County of), FL Health Facilities Authority (Miami Children’s Hospital);
Series 2010, Ref. RB (c)(l)	6.00%	08/01/2020	365	380,742
Series 2010, Ref. RB (c)(l)	6.13%	08/01/2020	185	193,186
Series 2010, Ref. RB	6.00%	08/01/2030	135	140,382
Series 2010, Ref. RB	6.13%	08/01/2042	65	67,575
Orange (County of), FL Housing Finance Authority (Alhambra Trace Apartments); Series 1998 C, RB	7.00%	04/01/2028	1,240	1,241,699
Orange (County of), FL Housing Finance Authority (Governors Manor Apartments); Series 2001 F-4, RB	7.25%	10/01/2031	3,320	3,327,337
Orange (County of), FL Housing Finance Authority (Lake Davis Apartments); Series 2001 F-1, RB	7.25%	10/01/2031	690	691,525
Orange (County of), FL Housing Finance Authority (Lake Jennie Phase I); Series 2001 F-2, RB	7.25%	10/01/2031	180	180,398
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
16	Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Orange (County of), FL Housing Finance Authority (Lake Jennie Phase II); Series 2001 F-3, RB	7.25%	10/01/2031	$ 690	$ 691,525
Orange (County of), FL Housing Finance Authority (Mellonville Trace Apartments); Series 2001 F-5, RB	7.25%	10/01/2031	265	265,586
Orlando (City of), FL; Series 2014 A, RB (b)	5.00%	11/01/2039	20,305	23,911,371
Overoaks Community Development District; Series 2010 A-2, RB (e)	6.13%	05/01/2035	350	353,871
Palm Beach (County of), FL Health Facilities Authority (Sinai Residences of Boca Raton); Series 2014 A, RB	7.50%	06/01/2049	2,750	3,112,917
Pine Ridge Plantation Community Development District; Series 2006 A, RB	5.40%	05/01/2037	1,324	1,232,364
Pinellas (County of), FL Educational Facilities Authority (Pinellas Preparatory Academy);
Series 2011 A, RB	6.13%	09/15/2021	300	315,120
Series 2011 A, RB (c)(l)	7.13%	09/15/2021	3,250	3,620,500
Polk (County of), FL Industrial Development Authority (Carpenter’s Home Estates);
Series 2019, Ref. IDR	5.00%	01/01/2049	2,350	2,637,288
Series 2019, Ref. IDR	5.00%	01/01/2055	2,520	2,820,082
Reunion East Community Development District;
Series 2002 A-2, RB (d)	7.38%	05/01/2033	145	1
Series 2005, RB (d)	5.80%	05/01/2036	1,716	17
Series 2015-1, RB	6.60%	05/01/2033	145	158,086
Series 2015-2, RB	6.60%	05/01/2036	2,015	2,196,854
Seminole (County of), FL Industrial Development Authority (Legacy Pointe at UCF);
Series 2016 A, RB (g)	10.00%	12/28/2021	5,350	6,881,223
Series 2018 A, RB (g)	10.50%	12/28/2021	1,400	1,399,860
St. Johns (County of), FL Industrial Development Authority (Presbyterian Retirement Communities); Series 2010 A, RB (c)(l)	6.00%	08/01/2020	4,000	4,174,360
St. Petersburg (City of), FL Health Facilities Authority (All Children’s Hospital, Inc. Obligated Group);
Series 2009 A, Ref. RB (c)(l)	6.25%	11/15/2019	150	151,496
Series 2009 A, Ref. RB (c)(l)	6.50%	11/15/2019	1,000	1,010,540
Sterling Hill Community Development District; Series 2003 A, RB (o)	6.20%	05/01/2035	1,374	879,793
Stonegate Community Development District; Series 2008, RB	8.13%	05/01/2039	4,230	4,316,884
Tallahassee (City of), FL (Tallahassee Memorial Health Care, Inc.); Series 2016, RB	5.00%	12/01/2055	4,000	4,534,920
Tampa Bay Water; Series 2001 A, RB (INS -NATL)(b)(f)	6.00%	10/01/2029	13,440	19,184,928
Treeline Preserve Community Development District; Series 2007 A, RB (d)	6.80%	05/01/2039	4,895	2,692,250
				596,432,055
Georgia–1.06%
Americus (City of) & Sumter (County of), GA Hospital Authority (Magnolia Manor Obligated Group);
Series 2013 A, Ref. RB	6.25%	05/15/2033	3,950	4,421,116
Series 2013 A, Ref. RB	6.38%	05/15/2043	8,000	8,892,080
Atlanta (City of), GA; Series 2015, Ref. RB (b)	5.00%	11/01/2040	37,555	44,447,094
Clayton (County of), GA Development Authority (Delta Air Lines, Inc.); Series 2009 A, RB	8.75%	06/01/2029	4,500	4,745,880
DeKalb (County of), GA Hospital Authority (DeKalb Medical Center, Inc.);
Series 2010, RAC (c)(l)	6.00%	09/01/2020	2,200	2,301,772
Series 2010, RAC (c)(l)	6.13%	09/01/2020	5,510	5,771,670
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4); Series 2019 A, RB	5.00%	01/01/2049	15,000	17,429,850
Main Street Natural Gas, Inc.;
Series 2019 A, RB	5.00%	05/15/2038	3,745	5,145,555
Series 2019 B, RB (c)	4.00%	12/02/2024	10,000	11,374,500
Marietta (City of), GA Developing Authority (Life University, Inc.); Series 2017 A, Ref. RB (g)	5.00%	11/01/2047	8,480	9,529,145
				114,058,662
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
17	Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Hawaii–0.07%
Hawaii (State of) Department of Budget & Finance (15 Craigside);
Series 2009 A, RB (c)(l)	8.75%	11/15/2019	$ 735	$ 745,966
Series 2009 A, RB (c)(l)	9.00%	11/15/2019	6,530	6,630,040
				7,376,006
Idaho–0.26%
Gooding Industrial Development Corp. (Intrepid Technology & Resources); Series 2006, RB (d)(k)(m)	7.50%	11/01/2024	7,640	0
Idaho (State of) Health Facilities Authority (Terraces of Boise);
Series 2014 A, RB	8.00%	10/01/2044	10,440	11,853,054
Series 2014 A, RB	8.13%	10/01/2049	9,000	10,246,410
Idaho (State of) Housing & Finance Association (Compass Public Charter School, Inc.);
Series 2010 A, RB	6.25%	07/01/2040	1,000	1,020,880
Series 2010 A, RB	6.25%	07/01/2045	1,000	1,019,980
Idaho (State of) Housing & Finance Association (Liberty Charter School); Series 2008 A, RB	6.00%	06/01/2038	750	751,485
Idaho (State of) Housing & Finance Association (North Star Charter School);
Series 2014 A, Ref. RB	6.75%	07/01/2028	19	21,066
Series 2014 A, Ref. RB	6.75%	07/01/2036	526	583,341
Series 2014 A, Ref. RB	6.75%	07/01/2048	1,061	1,164,655
Series 2014 B, Ref. RB (g)(h)	0.00%	07/01/2049	9,112	1,806,480
				28,467,351
Illinois–10.17%
Bartlett (Village of), IL (Quarry Redevelopment); Series 2007, Ref. RB	5.60%	01/01/2023	3,580	3,584,189
Bolingbrook (Village of), IL;
Series 2005, RB (e)	6.25%	01/01/2024	3,745	3,716,014
Series 2005, RB (e)	6.00%	01/01/2026	4,500	4,388,850
Bolingbrook (Village of), IL Special Service Area No. 2005-1; Series 2019, Ref. RB	5.25%	03/01/2041	4,000	4,232,920
Burbank (City of), IL (Intercultural Montessori Language School); Series 2015, RB (g)	6.25%	09/01/2045	4,000	4,486,600
Chicago (City of), IL;
Series 2002 B, GO Bonds	5.50%	01/01/2034	3,145	3,574,576
Series 2003 B, Ref. GO Bonds	5.50%	01/01/2032	2,150	2,452,419
Series 2003 B, Ref. GO Bonds	5.50%	01/01/2033	3,000	3,415,920
Series 2003 B, Ref. GO Bonds	5.50%	01/01/2034	2,160	2,455,034
Series 2005 D, Ref. GO Bonds	5.50%	01/01/2037	6,075	6,863,171
Series 2007 E, Ref. GO Bonds	5.50%	01/01/2035	2,500	2,835,375
Series 2007 F, Ref. GO Bonds	5.50%	01/01/2035	10,640	12,067,356
Series 2007 G, Ref. GO Bonds	5.50%	01/01/2035	375	425,306
Series 2007 G, Ref. GO Bonds	5.50%	01/01/2042	400	448,392
Series 2011, COP	7.13%	05/01/2021	656	655,745
Series 2011, COP	7.13%	05/01/2025	18,885	18,885,567
Series 2012 A, GO Bonds	5.00%	01/01/2033	3,500	3,678,115
Series 2014 A, Ref. GO Bonds	5.25%	01/01/2033	3,250	3,582,638
Series 2014, RB (b)	5.00%	01/01/2044	16,755	18,471,047
Series 2015 A, GO Bonds	5.50%	01/01/2034	4,440	5,046,460
Series 2015 A, GO Bonds	5.50%	01/01/2035	2,000	2,268,300
Series 2017 A, Ref. GO Bonds	6.00%	01/01/2038	64,150	77,008,226
Series 2019 A, GO Bonds	5.50%	01/01/2049	12,785	15,184,361
Chicago (City of), IL (Diversey/Narragansett); Series 2006, COP	7.46%	02/15/2026	2,304	1,741,813
Chicago (City of), IL (Lakeshore East); Series 2003, RB	6.63%	12/01/2022	1,899	1,903,406
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
18	Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Chicago (City of), IL (O’Hare International Airport);
Series 2017 D, RB (b)(m)	5.00%	01/01/2047	$ 27,500	$ 32,253,100
Series 2017 D, RB (b)(m)	5.00%	01/01/2052	9,960	11,623,718
Series 2017 D, RB (m)	5.00%	01/01/2052	5,260	6,138,630
Series 2018 A, Ref. RB (m)	5.00%	01/01/2048	6,000	7,242,180
Chicago (City of), IL Board of Education;
Series 2011 A, GO Bonds	5.00%	12/01/2041	23,015	23,965,750
Series 2012 A, GO Bonds	5.00%	12/01/2042	19,420	20,548,496
Series 2017 H, GO Bonds	5.00%	12/01/2046	3,000	3,349,980
Series 2018 D, Ref. GO Bonds	5.00%	12/01/2046	27,000	29,071,680
Chicago (City of), IL Metropolitan Water Reclamation District;
Series 2015 A, GO Bonds (b)	5.00%	12/01/2044	31,000	35,222,200
Series 2016 C, GO Bonds (b)	5.00%	12/01/2045	19,750	23,158,455
Chicago (City of), IL Transit Authority; Series 2014, RB (b)	5.25%	12/01/2049	27,000	30,640,140
Cook (County of), IL; Series 2018, RB (b)	5.25%	11/15/2036	7,750	9,502,198
Cook (County of), IL (Navistar International Corp.); Series 2010, RB	6.75%	10/15/2040	7,250	7,535,577
East Dundee (Village of), IL (Route 25 South Redevelopment); Series 2012, RB	5.63%	12/01/2031	1,530	1,546,677
Gilberts (Village of), IL Special Service Area No. 24 (The Conservancy); Series 2014 A, RB	5.38%	03/01/2034	1,379	1,379,728
Gilberts Special Service Area No. 25 (The Conservancy); Series 2018 A, RB (e)	6.00%	03/01/2048	13,121	12,504,969
Illinois (State of);
Series 2013, GO Bonds	5.50%	07/01/2027	5,105	5,678,394
Series 2013, GO Bonds	5.25%	07/01/2030	4,965	5,443,328
Series 2013, GO Bonds	5.50%	07/01/2033	10,520	11,570,317
Series 2016, GO Bonds	5.00%	11/01/2028	10,700	12,404,296
Series 2016, Ref. GO Bonds	5.00%	02/01/2025	35,550	40,182,520
Series 2016, Ref. GO Bonds	5.00%	02/01/2027	7,145	8,365,866
Series 2016, Ref. GO Bonds	5.00%	02/01/2029	11,000	12,794,980
Series 2017 A, GO Bonds	5.00%	12/01/2034	5,125	5,920,195
Series 2017 D, GO Bonds (b)(n)	5.00%	11/01/2023	33,000	36,386,130
Series 2017 D, GO Bonds	5.00%	11/01/2026	10,500	12,175,275
Series 2018 A, GO Bonds	6.00%	05/01/2027	9,650	12,007,591
Series 2018 A, GO Bonds	6.00%	05/01/2028	6,000	7,579,740
Illinois (State of) Finance Authority (Clare Oaks);
Series 2012 A-1, RB (d)	7.00%	11/15/2027	2,200	2,178,000
Series 2012 A-2, RB (d)	7.00%	11/15/2027	2,140	2,118,600
Series 2012 B, Ref. RB (d)	6.00%	11/15/2052	9,584	7,571,645
Series 2012 C-1, Ref. RB (d)(h)	0.00%	11/15/2052	3,902	78,039
Series 2012 C-2, Ref. RB (d)(e)	6.00%	11/15/2052	780	234,125
Series 2012 C-3, Ref. RB (d)(e)	4.00%	11/15/2052	780	132,729
Illinois (State of) Finance Authority (Collegiate Housing Foundation - DeKalb II, LLC - Northern Illinois University); Series 2011, RB	6.88%	10/01/2043	7,000	7,465,640
Illinois (State of) Finance Authority (Friendship Village of Schaumburg);
Series 2010, RB (c)(l)	7.13%	02/15/2020	1,710	1,755,349
Series 2010, RB (c)(l)	7.25%	02/15/2020	8,900	9,141,012
Illinois (State of) Finance Authority (Intrinsic Schools - Belmont School); Series 2015, RB (g)	6.00%	12/01/2045	3,715	3,962,976
Illinois (State of) Finance Authority (Luther Oaks);
Series 2006 A, RB	6.00%	08/15/2026	2,925	2,928,071
Series 2006 A, RB	5.70%	08/15/2028	500	500,365
Series 2006 A, RB	6.00%	08/15/2039	10,460	10,466,904
Illinois (State of) Finance Authority (Lutheran Home & Services);
Series 2012, Ref. RB	5.63%	05/15/2042	10,700	11,114,732
Series 2012, Ref. RB	5.75%	05/15/2046	3,000	3,121,860
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
19	Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of) Finance Authority (Montgomery Place);
Series 2017, Ref. RB	5.25%	05/15/2037	$ 6,795	$ 7,484,964
Series 2017, Ref. RB	5.25%	05/15/2048	11,770	12,751,971
Illinois (State of) Finance Authority (Navistar International); Series 2010, RB	6.75%	10/15/2040	9,000	9,354,510
Illinois (State of) Finance Authority (Norwegian American Hospital, Inc.);
Series 2008, RB	7.63%	09/15/2028	2,900	2,939,498
Series 2008, RB	7.75%	09/15/2038	8,140	8,679,682
Illinois (State of) Finance Authority (Park Place of Elmhurst);
Series 2016 A, RB	6.20%	05/15/2030	176	158,007
Series 2016 A, RB	6.24%	05/15/2038	10,797	9,697,874
Series 2016 A, RB	6.33%	05/15/2048	22,504	20,204,091
Series 2016 A, RB	6.44%	05/15/2055	23,587	21,174,038
Series 2016 B, RB	5.63%	05/15/2020	5,665	5,113,859
Series 2016, RB	2.00%	05/15/2055	7,144	214,320
Illinois (State of) Finance Authority (Peace Village); Series 2013, RB	7.00%	08/15/2043	12,210	13,431,977
Illinois (State of) Finance Authority (Plymouth Place);
Series 2013, Ref. RB	6.00%	05/15/2043	10,600	11,465,702
Series 2015, Ref. RB	5.25%	05/15/2050	6,660	7,150,176
Illinois (State of) Finance Authority (Rogers Park Montessori School);
Series 2014, Ref. RB	6.00%	02/01/2034	750	829,500
Series 2014, Ref. RB	6.13%	02/01/2045	1,500	1,644,735
Illinois (State of) Finance Authority (Roosevelt University); Series 2007, RB	5.50%	04/01/2037	9,170	9,177,703
Illinois (State of) Finance Authority (Rush University Medical Center);
Series 2015 A, Ref. RB	5.00%	11/15/2038	5,000	5,724,600
Series 2015 B, Ref. RB	5.00%	11/15/2039	3,700	4,225,067
Illinois (State of) Finance Authority (Swedish Covenant Hospital); Series 2016 A, Ref. RB	5.00%	08/15/2032	500	584,640
Illinois (State of) Finance Authority (Three Crowns Park);
Series 2017, Ref. RB	5.25%	02/15/2037	1,185	1,291,911
Series 2017, Ref. RB	5.25%	02/15/2047	2,870	3,116,533
Illinois (State of) Finance Authority (United Neighborhood Organization Charter School Network, Inc.);
Series 2011, Ref. RB	6.88%	10/01/2031	2,895	3,115,917
Series 2011, Ref. RB	7.13%	10/01/2041	1,000	1,072,740
Illinois (State of) Finance Authority (University of Chicago Medical); Series 2009 D-1, VRD RB (LOC - PNC Bank N.A.)(i)(j)	1.23%	08/01/2043	10,000	10,000,000
Illinois (State of) Finance Authority (University of Chicago); Series 2013 A, RB (b)	5.25%	10/01/2052	27,000	30,101,490
Illinois (State of) Finance Authority (Villa St. Benedict);
Series 2015, Ref. RB	6.13%	11/15/2035	9,925	11,205,325
Series 2015, Ref. RB	6.38%	11/15/2043	10,700	12,132,088
Illinois (State of) Housing Development Authority (Stonebridge of Gurnee);
Series 2016 A, RB (g)	5.45%	01/01/2046	2,500	2,503,775
Series 2016 A, RB (g)	5.60%	01/01/2056	2,700	2,715,471
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2002 A, RB (INS -NATL)(f)(h)	0.00%	12/15/2038	29,950	16,221,818
Series 2010 B-2, Ref. RB	5.00%	06/15/2050	1,000	1,015,350
Series 2010 B-2, Ref. RB	5.25%	06/15/2050	8,015	8,153,339
Series 2010, RB (c)(l)	5.50%	06/15/2020	4,300	4,446,243
Series 2010, RB	5.50%	06/15/2050	44,020	44,863,863
Series 2012 A, RB	5.00%	06/15/2042	2,000	2,116,820
Series 2012 B, RB (h)	0.00%	12/15/2051	13,165	4,039,022
Series 2012, RB (h)	0.00%	12/15/2050	35,755	11,711,550
Series 2015, RB (h)	0.00%	12/15/2052	26,000	7,801,040
Series 2017 B, Ref. RB (e)	4.95%	12/15/2047	3,000	2,049,720
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
20	Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Series 2017 B, Ref. RB (h)	0.00%	12/15/2054	$ 20,000	$ 5,437,000
Long Grove (Village of), IL (Sunset Grove); Series 2010, RB	7.50%	01/01/2030	2,880	2,946,326
Malta (Village of), IL (Prairie Springs); Series 2006, RB (o)	5.75%	12/30/2025	1,800	576,000
Pingree Grove (Village of), IL (Cambridge Lakes Learning Center); Series 2011, RB (c)(l)	8.50%	06/01/2021	3,290	3,703,224
Plano (City of), IL Special Service Area No. 10 (Lakewood Springs Club); Series 2007, RB (d)	5.80%	03/01/2037	5,615	617,650
Railsplitter Tobacco Settlement Authority; Series 2010, RB (c)(l)	6.00%	06/01/2021	17,050	18,483,905
Sales Tax Securitization Corp.; Series 2018 C, Ref. RB	5.25%	01/01/2048	15,000	17,834,400
Southwestern Illinois Development Authority (Eden Retirement Center, Inc.);
Series 2006, RB	5.50%	12/01/2026	800	790,072
Series 2006, RB	5.85%	12/01/2036	3,000	2,895,570
St. Charles (City of), IL Special Service Area No. 21; Series 1998, RB	6.63%	03/01/2028	1,075	1,075,129
United City of Yorkville (City of), IL Special Service Area No. 2006-113 (Cannonball/Beecher Road); Series 2007, RB	5.75%	03/01/2028	3,415	3,416,298
Upper Illinois River Valley Development Authority (Pleasant View Luther Home);
Series 2010, RB	7.00%	11/15/2030	2,000	2,051,820
Series 2010, RB	7.25%	11/15/2040	3,300	3,391,476
Series 2010, RB	7.38%	11/15/2045	1,700	1,748,773
Series 2012, RB	6.00%	05/15/2042	5,975	6,895,748
				1,095,878,277
Indiana–1.41%
Allen (County of), IN Economic Development (StoryPoint Fort Wayne);
Series 2017, RB (g)	6.63%	01/15/2034	1,625	1,806,269
Series 2017, RB (g)	6.75%	01/15/2043	1,625	1,795,008
Series 2017, RB (g)	6.88%	01/15/2052	1,850	2,040,901
Carmel (City of), IN (Barrington Carmel);
Series 2012 A, RB (d)	7.00%	11/15/2027	1,050	735,000
Series 2012 A, RB (d)	7.00%	11/15/2032	2,980	2,086,000
Series 2012 A, RB (d)	7.13%	11/15/2042	12,200	8,540,000
Series 2012 A, RB (d)	7.13%	11/15/2047	9,940	6,958,000
Chestertown (Town of), IN (Storypoint Chesterton); Series 2016 A-1, RB (g)	6.38%	01/15/2051	3,000	3,245,520
Crown Point (City of), IN (Wittenberg Village);
Series 2009 A, RB	8.00%	11/15/2029	3,100	3,121,793
Series 2009 A, RB	8.00%	11/15/2039	9,250	9,308,182
Indiana (State of) Finance Authority (Good Samaritan Hospital); Series 2016 A, RB	5.50%	04/01/2046	5,785	6,547,174
Indiana (State of) Finance Authority (Indiana University Health Obligated Group); Series 2015 A, Ref. RB (b)	5.00%	12/01/2040	15,750	18,284,963
Indiana (State of) Finance Authority (Irvington Community School);
Series 2018 A, Ref. RB (g)	5.90%	07/01/2038	1,000	1,054,210
Series 2018 A, Ref. RB (g)	6.00%	07/01/2048	2,750	2,899,600
Indiana (State of) Finance Authority (Ohio River Bridges East End Crossing); Series 2013, RB (m)	5.25%	01/01/2051	36,690	40,572,536
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 A, RB	5.00%	06/01/2039	7,145	7,516,183
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc. Obligated Group); Series 2008 J, Ref. VRD RB (LOC - Barclays Bank PLC)(i)(j)	1.25%	11/01/2037	4,220	4,220,000
Indianapolis (City of), IN (Ritter Affordable Assisted Living); Series 2014, RB	6.90%	12/01/2033	5,500	5,701,630
Valparaiso (City of), IN (Pratt Paper, LLC);
Series 2013, RB (m)	6.75%	01/01/2034	10,785	12,695,023
Series 2013, RB (m)	7.00%	01/01/2044	11,000	13,033,240
				152,161,232
Iowa–2.66%
Ames (City of), IA (Mary Greeley Medical Center); Series 2011, RB (c)(l)	5.25%	06/15/2020	1,250	1,289,587
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
21	Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Iowa–(continued)
Iowa (State of) Finance Authority (Iowa Fertilizer Co.);
Series 2013, RB	5.25%	12/01/2025	$ 48,890	$ 53,626,463
Series 2013, RB (g)	5.88%	12/01/2026	2,420	2,543,856
Series 2013, RB (g)	5.88%	12/01/2027	10,330	10,858,173
Series 2013, Ref. RB (c)	5.25%	12/01/2037	15,260	16,613,257
Iowa (State of) Finance Authority (Lifespace Communities, Inc.); Series 2018 A, RB	5.00%	05/15/2048	4,500	5,152,905
Iowa (State of) Tobacco Settlement Authority;
Series 2005 B, RB (e)	5.60%	06/01/2034	31,350	31,390,441
Series 2005 C, RB	5.50%	06/01/2042	28,435	28,441,540
Series 2005 C, RB	5.63%	06/01/2046	33,390	33,397,346
Series 2005 D, RB (h)	0.00%	06/01/2046	181,600	34,661,992
Series 2005 E, RB (h)	0.00%	06/01/2046	225,990	29,658,928
PEFA, Inc.; Series 2019, RB (c)	5.00%	09/01/2026	32,000	38,541,120
				286,175,608
Kansas–0.38%
Kansas (State of) Development Finance Authority (Adventist Health System); Series 2009, RB (c)(l)	5.75%	11/15/2019	1,900	1,917,445
Olathe (City of), KS (West Village Center);
Series 2007, RB	5.45%	09/01/2022	2,155	2,143,277
Series 2007, RB	5.50%	09/01/2026	2,835	2,767,017
Roeland Park (City of), KS (TDD No. 1);
Series 2005, RB (o)	5.75%	12/01/2025	445	235,850
Series 2006 A, RB	5.88%	12/01/2025	835	442,550
Roeland Park (City of), KS (TDD No. 2); Series 2006 B, RB (o)	5.88%	12/01/2025	1,000	730,000
Wichita (City of), KS (Larksfield Place);
Series 2013 III, Ref. RB	7.13%	12/15/2036	1,000	1,078,480
Series 2013 III, Ref. RB	7.38%	12/15/2043	5,000	5,425,950
Wichita (City of), KS (Presbyterian Manors, Inc.);
Series 2013 IV-A, RB	6.38%	05/15/2043	5,000	5,409,350
Series 2013 IV-A, RB	6.50%	05/15/2048	12,500	13,576,625
Series 2014 IV-A, RB	5.63%	05/15/2044	1,850	1,965,255
Series 2014 IV-A, RB	5.63%	05/15/2049	2,750	2,915,302
Wyandotte (County of), KS Unified Government (Legends Apartments Garage & West Lawn); Series 2018, RB	4.50%	06/01/2040	2,205	2,321,777
				40,928,878
Kentucky–1.08%
Christian (County of), KY (Jennie Stuart Medical Center, Inc.);
Series 2016, Ref. RB	5.38%	02/01/2036	13,245	15,151,618
Series 2016, Ref. RB	5.50%	02/01/2044	12,020	13,671,067
Kentucky (State of) Economic Development Finance Authority (Baptist Healthcare System); Series 2017 B, RB	5.00%	08/15/2046	7,855	9,172,755
Kentucky (State of) Economic Development Finance Authority (Masonic Home Independent Living II, Inc.);
Series 2011, RB (c)(l)	7.00%	05/15/2021	2,500	2,744,600
Series 2011, RB (c)(l)	7.25%	05/15/2021	3,050	3,361,191
Series 2011, RB (c)(l)	7.38%	05/15/2021	1,000	1,104,130
Kentucky (State of) Economic Development Finance Authority (Masonic Homes of Kentucky, Inc.); Series 2012, Ref. RB	5.38%	11/15/2032	1,600	1,696,880
Kentucky (State of) Economic Development Finance Authority (Norton Healthcare, Inc.);
Series 2000 B, RB (INS -NATL)(f)(h)	0.00%	10/01/2026	13,930	11,972,417
Series 2000 B, RB (INS -NATL)(f)(h)	0.00%	10/01/2027	12,955	10,829,862
Kentucky (State of) Economic Development Finance Authority (Owensboro Health, Inc.); Series 2017 A, Ref. RB	5.00%	06/01/2041	4,000	4,603,120
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
22	Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kentucky–(continued)
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.); Series 2010 A, RB (c)(l)	6.50%	06/01/2020	$ 8,000	$ 8,310,720
Kentucky (State of) Economic Development Finance Authority (Rosedale Green);
Series 2015, Ref. RB	5.75%	11/15/2045	2,350	2,540,115
Series 2015, Ref. RB	5.75%	11/15/2050	4,650	5,013,072
Kentucky (State of) Public Transportation Infrastructure Authority (Downtown Crossing);
Series 2013 C, RB (e)	6.60%	07/01/2039	10,000	10,900,200
Series 2013 C, RB (e)	6.75%	07/01/2043	5,000	5,451,900
Series 2013 C, RB (e)	6.88%	07/01/2046	7,000	7,647,500
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Bellarmie University, Inc.); Series 2009, RB (c)(l)	6.13%	11/01/2019	1,820	1,834,360
				116,005,507
Louisiana–0.95%
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority;
Series 2015 A, Ref. RB	6.00%	11/15/2030	2,250	2,550,083
Series 2015 A, Ref. RB	6.00%	11/15/2035	4,135	4,632,854
Series 2015 A, Ref. RB	6.25%	11/15/2045	8,985	10,142,088
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Cameron Parish, Louisiana Gomesa); Series 2018, RB (g)	5.65%	11/01/2037	4,295	4,868,941
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Livingston Parish Gomesha Project); Series 2018, Ref. RB (g)	5.38%	11/01/2038	665	734,506
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (St. Mary Parish Gomesa); Series 2019, RB (g)	4.40%	11/01/2044	3,870	3,979,405
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Terrebonne Parish Gomesa Project); Series A, RB (g)	5.50%	11/01/2039	3,000	3,255,270
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Westlake Chemical Corp.);
Series 2009 A, RB	6.50%	08/01/2029	3,560	3,729,598
Series 2010 A-1, RB	6.50%	11/01/2035	9,245	9,776,033
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Womans Foundation); Series 2017 A, Ref. RB	5.00%	10/01/2044	4,765	5,654,577
Louisiana (State of) Local Government Environmental Facilities and Community Development Authority (Vermilion (Parish of), LA Gomesa); Series 2019, RB (g)	4.63%	11/01/2038	2,080	2,160,163
Louisiana (State of) Public Facilities Authority (Belle Chasse Educational Foundation); Series 2011, RB	6.75%	05/01/2041	3,000	3,156,270
Louisiana (State of) Public Facilities Authority (Lake Charles Memorial Hospital); Series 2007, Ref. RB (c)(g)(l)	6.38%	12/01/2019	26,250	27,105,487
New Orleans (City of), LA Aviation Board (North Terminal); Series 2017 B, RB (b)(m)	5.00%	01/01/2048	17,750	20,667,745
				102,413,020
Maine–0.43%
Maine (State of) Health & Higher Educational Facilities Authority (Eastern Maine Healthcare System);
Series 2016 A, RB	5.00%	07/01/2041	5,000	5,668,950
Series 2016 A, RB	5.00%	07/01/2046	3,705	4,187,724
Maine (State of) Health & Higher Educational Facilities Authority (Eastern Maine Medical Center Obligated Group); Series 2013, RB	5.00%	07/01/2043	16,300	17,679,469
Maine (State of) Health & Higher Educational Facilities Authority (Maine General Medical Center);
Series 2011, RB	7.50%	07/01/2032	2,500	2,759,850
Series 2011, RB	6.75%	07/01/2036	3,425	3,717,427
Series 2011, RB	6.75%	07/01/2041	11,505	12,451,056
				46,464,476
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
23	Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland–0.56%
Anne Arundel (County of), MD (The Villages at Two Rivers); Series 2014, RB	5.25%	07/01/2044	$ 2,145	$ 2,230,993
Brunswick (City of), MD (Brunswick Crossing); Series 2006, RB	5.50%	07/01/2036	18,165	18,184,618
Frederick (County of), MD (Jefferson Technology Park);
Series 2013 A, RB	7.25%	07/01/2043	3,580	3,819,753
Series 2013 B, RB (g)	7.13%	07/01/2043	5,245	5,329,025
Frederick (County of), MD (Urbana Community Development Authority); Series 2010 B, RB	5.50%	07/01/2040	7,951	8,151,524
Harford (County of), MD; Series 2011, RB	7.50%	07/01/2040	6,000	6,132,960
Howard (County of), MD (Annapolis Junction Town Center);
Series 2014, RB	5.80%	02/15/2034	720	749,671
Series 2014, RB	6.10%	02/15/2044	1,420	1,484,425
Howard (County of), MD (Vantage House Facility); Series 2016, Ref. RB	5.00%	04/01/2046	2,710	2,938,941
Maryland (State of) Health & Higher Educational Facilities Authority (Adventist Healthcare); Series 2011 A, RB	6.13%	01/01/2036	1,500	1,649,775
Prince George’s (County of), MD (Westphalia Town Center);
Series 2018, RB (g)	5.13%	07/01/2039	1,300	1,455,519
Series 2018, RB (g)	5.25%	07/01/2048	2,100	2,349,501
Rockville (City of), MD (Ingleside at King Farm);
Series 2017 A-1, Ref. RB	5.00%	11/01/2037	1,250	1,418,875
Series 2017 B, RB	5.00%	11/01/2042	2,000	2,247,400
Series 2017 B, RB	5.00%	11/01/2047	2,250	2,520,225
				60,663,205
Massachusetts–1.49%
Massachusetts (Commonwealth of);
Series 2004 A, Ref. GO Bonds (INS- AMBAC)(b)(f)	5.50%	08/01/2030	32,040	44,688,751
Series 2019 C, GO Bonds	5.00%	05/01/2041	20,000	25,313,400
Massachusetts (Commonwealth of) Development Finance Agency (Massachusetts Institute of Technology); Series 2002 K, RB (b)	5.50%	07/01/2032	5,015	7,339,603
Massachusetts (State of) Development Finance Agency (GF/Pilgrim, Inc.); Series 1998, RB	6.75%	10/01/2028	3,250	3,253,282
Massachusetts (State of) Development Finance Agency (Lawrence General Hospital); Series 2017, Ref. RB	5.00%	07/01/2047	2,700	3,042,198
Massachusetts (State of) Development Finance Agency (Sabis International Charter School);
Series 2009 A, RB (c)(l)	6.85%	10/15/2019	745	749,917
Series 2009 A, RB (c)(l)	6.90%	10/15/2019	895	900,961
Series 2009 A, RB (c)(l)	8.00%	10/15/2019	5,850	5,895,747
Massachusetts (State of) Development Finance Agency (Tufts Medical Center);
Series 2011 I, RB (c)(l)	6.75%	01/01/2021	1,000	1,074,234
Series 2011 I, RB (c)(l)	6.88%	01/01/2021	4,610	4,959,779
Massachusetts (State of) Development Finance Agency (Whitney Academy); Series 2000, RB	7.50%	09/01/2030	1,970	1,972,265
Massachusetts (State of) Port Authority; Series 2019 C, RB (m)	5.00%	07/01/2049	12,480	15,397,699
University of Massachusetts Building Authority; Sr. Series 2017 1, RB (b)	5.25%	11/01/2047	36,580	46,007,398
				160,595,234
Michigan–1.41%
Charyl Stockwell Academy;
Series 2015, Ref. RB	5.50%	10/01/2035	2,740	2,819,159
Series 2015, Ref. RB	5.75%	10/01/2045	3,500	3,613,050
Dearborn Economic Development Corp. (Henry Ford Village, Inc.);
Series 2008, Ref. RB	7.00%	11/15/2028	5,500	5,455,230
Series 2008, Ref. RB	7.13%	11/15/2043	7,700	7,445,361
Series 2017, RB (g)	7.50%	11/15/2044	4,965	4,930,841
Detroit (City of), MI Water and Sewerage Department; Series 2012 A, Ref. RB	5.00%	07/01/2032	12,725	13,896,463
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
24	Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan–(continued)
Detroit Community High School;
Series 2005, RB	5.65%	11/01/2025	$ 835	$ 731,326
Series 2005, RB	5.75%	11/01/2030	1,000	802,900
Grand Blanc Academy; Series 2000, COP	7.75%	02/01/2030	1,590	1,431,254
Kentwood Economic Development Corp. (Holland Home);
Series 2012, Ref. RB	5.63%	11/15/2032	3,500	3,827,250
Series 2012, Ref. RB	5.63%	11/15/2041	4,160	4,501,578
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 C-2, Ref. RB (m)	5.00%	07/01/2044	5,120	5,543,424
Series 2014 D-4, Ref. RB	5.00%	07/01/2031	7,000	8,154,370
Series 2014 D-4, Ref. RB	5.00%	07/01/2032	4,000	4,641,000
Series 2014 D-4, Ref. RB	5.00%	07/01/2034	8,700	10,031,187
Michigan (State of) Finance Authority (Public School Academy - Cesar Chavez Academy); Series 2012, Ref. RB	5.75%	02/01/2033	4,750	4,820,775
Michigan (State of) Strategic Fund (Canterbury Health Care, Inc.);
Series 2016, RB (g)	5.00%	07/01/2036	1,970	2,115,130
Series 2016, RB (g)	5.00%	07/01/2046	1,000	1,060,380
Series 2016, RB (g)	5.00%	07/01/2051	2,000	2,114,640
Michigan (State of) Strategic Fund (Genesee Power Station); Series 1994, Ref. RB (m)	7.50%	01/01/2021	1,070	1,069,840
Michigan (State of) Tobacco Settlement Finance Authority; Series 2007 A, RB	6.00%	06/01/2048	40,145	40,346,528
Oakland University Board of Trustees; Series 2008, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.)(i)(j)	1.28%	03/01/2031	2,000	2,000,000
Saline Economic Development Corp. (Evangelical Homes of Michigan); Series 2013, Ref. RB	5.50%	06/01/2047	6,735	7,125,428
Star International Academy; Series 2012, Ref. RB	5.00%	03/01/2033	3,100	3,176,570
Waterford Township Economic Development Corp. (Canterbury Health Care, Inc.);
Series 2016 A, Ref. RB (g)	5.00%	07/01/2036	4,550	4,885,198
Series 2016 A, Ref. RB (g)	5.00%	07/01/2046	2,000	2,120,760
Series 2016 A, Ref. RB (g)	5.00%	07/01/2051	2,795	2,955,209
				151,614,851
Minnesota–1.51%
Anoka (City of), MN (The Homestead at Anoka, Inc.);
Series 2011 A, RB (c)(l)	7.00%	11/01/2019	4,070	4,147,696
Series 2017, Ref. RB	5.00%	11/01/2046	1,500	1,617,630
Series 2017, Ref. RB	5.50%	11/01/2046	3,700	4,112,957
Anoka (County of), MN Housing & Redevelopment Authority (Fridley Medical Center);
Series 2010 A, RB	6.63%	05/01/2030	500	509,705
Series 2010 A, RB	6.88%	05/01/2040	1,000	1,018,620
Apple Valley (City of), MN (Ecumen-Seasons at Apple Valley); Series 2010, RB (c)(l)	6.75%	03/01/2020	2,500	2,568,175
Bethel (City of), MN (Spectrum High School); Series 2017 A, Ref. RB	4.00%	07/01/2037	375	399,739
Bloomington (City of), MN Port Authority (Radisson Blu Mall of America, LLC);
Series 2010, RB	8.00%	12/01/2025	1,625	1,687,140
Series 2010, RB	9.00%	12/01/2035	10,420	11,129,081
Brooklyn Park (City of), MN (Athlos Leadership Academy);
Series 2015, RB	5.50%	07/01/2035	665	720,647
Series 2015, RB	5.50%	07/01/2040	2,250	2,417,648
Series 2015, RB	5.75%	07/01/2046	2,800	3,032,484
Carlton (City of), MN (Inter-Faith Care Center); Series 2006, Ref. RB	5.70%	04/01/2036	2,000	2,000,160
Deephaven (City of), MN (Seven Hills Preparatory Academy); Series 2017, RB	5.00%	10/01/2049	1,200	1,245,096
Minneapolis (City of), MN (Riverton Community Housing);
Series 2014, Ref. RB	5.50%	08/01/2049	6,500	7,044,830
Series 2018, RB (g)	4.75%	08/01/2043	600	640,284
Minnesota (State of) Higher Education Facilities Authority (Concordia University, St. Paul); Series 2007 Six-Q, VRD RB (LOC-U.S. Bank N.A.)(i)(j)	1.31%	04/01/2037	2,515	2,515,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
25	Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota–(continued)
Minnesota (State of) Higher Education Facilities Authority (University of St. Thomas);
Series 2019, RB	5.00%	10/01/2040	$ 1,000	$ 1,260,750
Series 2019, RB	4.00%	10/01/2041	150	173,901
Series 2019, RB	4.00%	10/01/2044	1,500	1,721,055
Oak Park Heights (City of), MN (Oakgreen Commons);
Series 2010, RB (c)(l)	6.75%	08/01/2020	1,500	1,575,390
Series 2010, RB (c)(l)	7.00%	08/01/2020	3,000	3,156,390
Perham (City of), MN Hospital District (Perham Memorial Hospital & Home); Series 2010, RB (c)(l)	6.35%	03/01/2020	2,000	2,051,240
Rochester (City of), MN (Homestead at Rochester, Inc.); Series 2013 A, RB	6.88%	12/01/2048	6,000	6,587,820
Rochester (City of), MN (Samaritan Bethany, Inc.);
Series 2009 A, Ref. RB (c)(l)	7.38%	12/01/2019	2,000	2,029,600
Series 2009 B, Ref. RB (c)(l)	7.38%	12/01/2019	1,555	1,578,014
Sartell (City of), MN (Country Manor Campus LLC); Series 2013, RB	5.38%	09/01/2043	5,000	5,467,200
St. Louis Park (City of), MN (Place Via Sol); Series 2018, Ref. RB (c)(g)	6.00%	07/01/2027	26,750	28,285,182
St. Paul (City of), MN (Presbyterian Homes Bloomington); Series 2017, Ref. RB	5.00%	09/01/2042	500	551,890
St. Paul (City of), MN Housing & Redevelopment Authority (Emerald Gardens);
Series 2010, Ref. RB	5.63%	03/01/2020	165	167,434
Series 2010, Ref. RB	6.50%	03/01/2029	885	895,054
St. Paul (City of), MN Housing & Redevelopment Authority (High School for Recording Arts);
Series 2015, RB	6.00%	10/01/2035	2,695	2,872,304
Series 2015, RB	6.25%	10/01/2045	4,275	4,547,189
St. Paul (City of), MN Housing & Redevelopment Authority (Higher Ground Academy Project);
Series 2018, RB	5.00%	12/01/2043	4,170	4,624,530
Series 2018, RB	5.13%	12/01/2049	7,560	8,410,802
St. Paul (City of), MN Housing & Redevelopment Authority (Hmong Academy); Series 2012 A, RB	5.50%	09/01/2043	5,000	5,131,100
St. Paul (City of), MN Housing & Redevelopment Authority (Hmong College Prep Academy);
Series 2016, Ref. RB	5.75%	09/01/2046	1,000	1,118,090
Series 2016, Ref. RB	6.00%	09/01/2051	3,550	4,011,642
St. Paul (City of), MN Housing & Redevelopment Authority (Marian Center); Series 2007 A, Ref. RB	5.38%	05/01/2043	5,000	5,001,500
St. Paul (City of), MN Housing & Redevelopment Authority (Nova Classical Academy);
Series 2011 A, RB (c)(l)	6.63%	09/01/2021	1,500	1,660,620
Series 2011 A, RB	6.38%	09/01/2031	1,000	1,083,370
St. Paul (City of), MN Housing & Redevelopment Authority (Rossy & Richard Shaller Family Sholom East Campus);
Series 2018, Ref. RB	4.35%	10/01/2038	1,185	1,212,054
Series 2018, Ref. RB	5.00%	10/01/2043	1,000	1,048,340
Series 2018, Ref. RB	4.65%	10/01/2048	1,500	1,532,880
Vadnais Heights (City of), MN (Agriculture & Food Sciences Academy);
Series 2018 A, Ref. RB	5.50%	12/01/2038	3,355	3,629,875
Series 2018 A, Ref. RB	5.88%	12/01/2048	4,500	4,869,495
Series 2018 A, Ref. RB	6.50%	12/01/2053	4,315	4,659,596
Series 2018 B, Ref. RB	6.75%	12/01/2025	595	613,659
Wayzata (City of), MN (Folkstone Senior Living Co.); Series 2019, Ref. RB	5.00%	08/01/2054	500	552,015
West St. Paul (City of), MN (Walker Thompson Hill, LLC); Series 2011A, RB (c)(l)	7.00%	09/01/2019	1,530	1,530,000
West St. Paul (City of), MN (Walker Westwood Ridge Campus);
Series 2017, Ref. RB	5.00%	11/01/2037	400	433,656
Series 2017, Ref. RB	5.00%	11/01/2049	1,275	1,362,580
Series 2017, Ref. RB	4.75%	11/01/2052	375	395,010
				162,608,119
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
26	Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Mississippi–0.55%
Mississippi Business Finance Corp. (Chevron U.S.A, Inc.);
Series 2010 H, VRD IDR (i)	1.28%	11/01/2035	$ 23,590	$ 23,590,000
Series 2010 I, VRD IDR (i)	1.28%	12/01/2030	18,855	18,855,000
Series 2010 L, VRD RB (i)	1.28%	11/01/2035	11,700	11,700,000
Mississippi Business Finance Corp. (Chevron U.S.A., Inc.); Series 2007 A, VRD RB (i)	1.27%	12/01/2030	3,300	3,300,000
Mississippi Development Bank (Hancock County Gomesa); Series 2019, RB (g)	4.55%	11/01/2039	2,250	2,323,080
				59,768,080
Missouri–1.82%
370/Missouri Bottom Road/Taussig Road Transportation Development District (Hazelwood);
Series 2002, RB (d)	7.20%	05/01/2049	5,250	1,785,000
Series 2002, RB (d)	7.00%	12/31/2049	1,750	595,000
Arnold Retail Corridor Transportation Development District; Series 2010, RB	6.65%	05/01/2038	2,000	2,003,160
Ballwin (City of), MO (Ballwin Town Center); Series 2002 A, Ref. RB	6.50%	10/01/2022	3,065	1,928,100
Branson Hills Infrastructure Facilities Community Improvement District;
Series 2007 A, RB	5.50%	04/01/2022	3,170	1,268,000
Series 2007 A, RB	5.50%	04/01/2027	6,055	2,422,000
Chillicothe (City of), MO (South U.S. 65); Series 2006, RB	5.50%	04/01/2021	450	409,693
Dardenne Town Square Transportation Development District; Series 2006 A, RB (o)	5.00%	05/01/2036	3,190	1,435,500
Grandview (City of), MO Industrial Development Authority (Grandview Crossing); Series 2006, RB (o)	5.75%	12/01/2028	1,250	225,000
Grundy (County of), MO Industrial Development Authority (Wright Memorial Hospital);
Series 2009, RB	6.45%	09/01/2029	1,000	1,002,570
Series 2009, RB	6.75%	09/01/2034	1,250	1,253,425
I-470 Western Gateway Transportation Development District;
Series 2019 A, RB (g)	5.25%	12/01/2048	5,415	5,707,735
Series 2019 B, RB (g)	7.75%	12/15/2048	3,853	4,040,294
Kansas City (City of), MO Industrial Development Authority (Brentwood Manor Apartments); Series 2002 B, RB (m)	5.25%	10/15/2038	2,050	1,909,452
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport);
Series 2019 B, RB (INS -AGM)(f)(m)	5.00%	03/01/2049	10,560	12,980,458
Series 2019 B, RB (m)	5.00%	03/01/2054	15,000	18,148,050
Kansas City (City of), MO Industrial Development Authority (Northwoods Apartments); Series 2004 A, RB (m)	6.45%	05/01/2040	1,922	1,925,114
Kansas City (City of), MO Industrial Development Authority (Walnut Grove Apartments);
Series 2000 B, RB (m)	7.55%	06/15/2022	375	375,634
Series 2000 B, RB (m)	7.55%	06/15/2035	3,430	3,436,243
Kansas City (City of), MO Land Clearance for Redevelopment Authority (Convention Center Hotel); Series 2018 B, RB (g)	5.00%	02/01/2050	2,550	2,791,383
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights);
Series 2010 A, RB (c)(l)	8.00%	05/15/2020	7,000	7,329,840
Series 2010 A, RB (c)(l)	8.25%	05/15/2020	25,500	26,745,675
Series 2017 A, Ref. RB	5.25%	05/15/2050	9,000	10,118,790
Series 2017, Ref. RB	5.25%	05/15/2037	2,285	2,624,071
Liberty (City of), MO (Liberty Commons); Series 2015 A, RB (g)	6.00%	06/01/2046	6,170	6,356,211
Manchester (City of), MO (Highway 141/Manchester Road);
Series 2010, Ref. RB	6.00%	11/01/2025	25	25,022
Series 2010, Ref. RB	6.88%	11/01/2039	1,500	1,503,030
Maplewood (City of), MO (Maplewood South Redevelopment Area); Series 2005, Ref. RB	5.75%	11/01/2026	1,350	1,350,189
Missouri (State of) Health & Educational Facilities Authority (Bethesda Health Group); Series 2013 B, VRD RB (LOC - Bank Of America N.A.)(i)(j)	1.24%	08/01/2041	3,145	3,145,000
Missouri (State of) Health & Educational Facilities Authority (Truman Medical Center, Inc.); Series 2017 B, RB (g)	4.25%	12/01/2042	5,415	5,731,344
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
27	Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri–(continued)
Missouri (State of) Health & Educational Facilities Authority (Washington University);
Series 2011 A, RB (b)	5.00%	11/15/2041	$ 6,210	$ 6,687,363
Series 2011 B, RB (b)	5.00%	11/15/2037	10,500	11,314,170
St. Joseph (City of), MO Industrial Development Authority (Living Community of St. Joseph); Series 2002, RB	7.00%	08/15/2032	6,055	6,056,816
St. Louis (City of), MO Industrial Development Authority (Ballpark Village Development); Series 2017 A, Ref. RB	4.75%	11/15/2047	2,500	2,745,550
St. Louis (County of), MO Industrial Development Authority (Friendship Village Chesterfield); Series 2012, RB (c)(l)	5.00%	09/01/2022	3,000	3,336,840
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County);
Series 2018 A, RB	5.13%	09/01/2048	6,500	7,434,830
Series 2018 A, RB	5.13%	09/01/2049	3,975	4,544,299
Series 2018 A, RB	5.25%	09/01/2053	18,000	20,657,700
St. Louis (County of), MO Industrial Development Authority (Grand Center Redevelopment); Series 2011, RB	6.38%	12/01/2025	2,625	2,635,290
				195,983,841
Montana–0.03%
Kalispell (City of), MT (Immanuel Lutheran Corp.);
Series 2017, Ref. RB	5.25%	05/15/2037	1,000	1,086,510
Series 2017, Ref. RB	5.25%	05/15/2052	2,320	2,503,326
				3,589,836
Nebraska–0.59%
Central Plains Energy Project (No. 3);
Series 2012, RB (p)	5.00%	09/01/2042	21,715	23,736,667
Series 2017 A, Ref. RB	5.00%	09/01/2042	20,000	28,410,400
Gage (County of), NE Hospital Authority No. 1 (Beatrice Community Hospital & Health Center);
Series 2010 B, RB (c)(l)	6.50%	06/01/2020	5,000	5,194,200
Series 2010 B, RB (c)(l)	6.75%	06/01/2020	6,000	6,244,080
				63,585,347
Nevada–0.48%
Clark (County of), NV (Homestead Boulder City); Series 1997, RB	6.50%	12/01/2027	3,305	3,307,908
Clark (County of), NV (Stadium Improvement Bonds); Series 2018 A, GO Bonds (b)	5.00%	05/01/2048	16,650	20,407,905
Director of the State of Nevada Department of Business & Industry (Somerset Academy);
Series 2018 A, RB (g)	5.00%	12/15/2038	1,000	1,085,630
Series 2018 A, RB (g)	5.00%	12/15/2048	3,000	3,216,630
Las Vegas (City of), NV; Series 2016, RB (g)	4.38%	06/15/2035	4,000	3,999,960
Las Vegas (City of), NV Valley Water District; Series 2016 A, Ref. GO Bonds (b)	5.00%	06/01/2046	9,665	11,551,608
Nevada (State of) Department of Business & Industry (Fulcrum Sierra Biofuels, LLC); Series 2017, RB (g)(m)	6.25%	12/15/2037	1,000	1,173,910
Reno (City of), NV (ReTRAC - Reno Transportation Rail Access Corridor);
Series 2018 C, Ref. RB (g)(h)	0.00%	07/01/2058	36,500	5,303,815
Series 2018 D, Ref. RB (g)(h)	0.00%	07/01/2058	13,000	1,225,640
				51,273,006
New Hampshire–0.18%
National Finance Authority (Convanta); Series 2018 C, Ref. RB (g)(m)	4.88%	11/01/2042	7,500	8,018,325
New Hampshire (State of) Business Finance Authority (Huggins Hospital); Series 2009, RB (c)(l)	6.88%	10/01/2019	8,470	8,506,337
New Hampshire (State of) Health & Education Facilities Authority (Rivermead);
Series 2011 A, RB	6.63%	07/01/2031	620	659,934
Series 2011 A, RB	6.88%	07/01/2041	2,125	2,257,175
				19,441,771
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
28	Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–4.73%
New Jersey (State of) Economic Development Authority;
Series 2015 XX, Ref. RB	5.25%	06/15/2027	$ 10,000	$ 11,732,700
Series 2017 B, Ref. RB	5.00%	11/01/2024	27,780	32,282,027
Series 2017 B, Ref. RB	5.00%	11/01/2026	23,695	28,717,629
New Jersey (State of) Economic Development Authority (Beloved Community Charter School, Inc.);
Series 2019 A, RB (g)	5.00%	06/15/2049	1,110	1,202,696
Series 2019 A, RB (g)	5.00%	06/15/2054	725	779,672
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 1999, RB (m)	5.25%	09/15/2029	26,770	29,562,646
Series 2000 B, RB (m)	5.63%	11/15/2030	20,000	23,266,600
Series 2003, RB (m)	5.50%	06/01/2033	16,480	18,600,811
Series 2012, RB (m)	5.75%	09/15/2027	34,325	38,231,528
New Jersey (State of) Economic Development Authority (Paterson Charter School for Science and Technology, Inc.);
Series 2012 A, RB	6.00%	07/01/2032	1,800	1,876,086
Series 2012 A, RB	6.10%	07/01/2044	3,950	4,083,826
Series 2012 C, RB	5.00%	07/01/2032	1,370	1,388,262
Series 2012 C, RB	5.30%	07/01/2044	4,500	4,546,620
New Jersey (State of) Economic Development Authority (Port Newark Container Terminal LLC); Series 2017, Ref. RB (m)	5.00%	10/01/2047	8,730	10,121,213
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement);
Series 2013, RB (m)	5.38%	01/01/2043	23,610	26,675,286
Series 2013, RB (m)	5.63%	01/01/2052	22,695	25,723,875
New Jersey (State of) Transportation Trust Fund Authority;
Series 2006 C, RB (INS -NATL)(f)(h)	0.00%	12/15/2031	46,780	33,936,551
Series 2008 A, RB (h)	0.00%	12/15/2035	13,000	8,054,020
Series 2009 A, RB (h)	0.00%	12/15/2038	63,105	34,900,851
Series 2010 A, RB (h)	0.00%	12/15/2029	2,110	1,626,726
Series 2010 A, RB (h)	0.00%	12/15/2030	8,620	6,404,919
Series 2010 A, RB (h)	0.00%	12/15/2031	10,965	7,858,835
Series 2010 A, RB (h)	0.00%	12/15/2036	45,555	27,224,124
Series 2011 A, RB	5.50%	06/15/2041	12,600	13,376,538
Series 2011 B, RB	5.00%	06/15/2042	9,225	9,709,405
Series 2012 AA, RB	5.00%	06/15/2038	10,000	10,728,700
Series 2013 AA, RB	5.00%	06/15/2044	3,645	3,960,110
Series 2014, RN (SIFMA Municipal Swap Index + 1.20%)(c)(q)	2.48%	12/15/2021	5,000	5,032,600
Series 2018 A, Ref. RB	5.00%	12/15/2034	5,000	6,023,250
Series 2018 A, Ref. RB	5.00%	12/15/2036	7,500	8,981,250
Subseries 2016 A-1, RN	5.00%	06/15/2028	2,000	2,406,560
New Jersey (State of) Turnpike Authority;
Series 2017 B, Ref. RB (b)	5.00%	01/01/2040	11,000	13,566,850
Series 2019 A, RB (b)	5.00%	01/01/2048	23,425	29,134,141
Tobacco Settlement Financing Corp.; Series 2018 B, Ref. RB	5.00%	06/01/2046	25,000	28,001,500
				509,718,407
New Mexico–0.45%
Farmington (City of), NM (Public Service Co. of New Mexico San Juan); Series 2010 C, Ref. PCR	5.90%	06/01/2040	5,000	5,167,600
New Mexico (State of) Hospital Equipment Loan Council (Gerald Champion); Series 2012, Ref. RB	5.50%	07/01/2042	10,000	10,902,600
New Mexico (State of) Hospital Equipment Loan Council (Haverland Charter Lifestyle Group); Series 2013, RB	5.00%	07/01/2042	4,625	4,895,054
New Mexico (State of) Hospital Equipment Loan Council (La Vida Expansion); Series 2019 A, RB	5.00%	07/01/2049	8,275	9,449,553
New Mexico (State of) Hospital Equipment Loan Council (La Vida Llena); Series 2010 A, RB (c)(l)	6.13%	07/01/2020	8,000	8,321,680
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
29	Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Mexico–(continued)
RHA Housing Development Corp. (Woodleaf Apartments); Series 1997 A, Ref. RB (CEP- GNMA)	7.13%	12/15/2027	$ 1,755	$ 1,758,019
Winrock Town Center Tax Increment Development District 1; Series 2015, RB (g)	6.00%	05/01/2040	7,838	8,107,078
				48,601,584
New York–11.01%
Amherst (Town of), NY Industrial Development Agency (Shaary Zedek); Series 2006 A, Ref. RB	7.00%	06/15/2036	1,855	1,855,649
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, RB (h)	0.00%	07/15/2034	14,345	9,438,580
Series 2009, RB (h)	0.00%	07/15/2044	23,805	10,796,996
Buffalo & Erie County Industrial Land Development Corp. (Tapestry Charter School); Series 2017 A, RB	5.00%	08/01/2052	5,000	5,499,550
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	10,000	10,002,400
Hudson Yards Infrastructure Corp.; Series 2017 A, RB (b)	5.00%	02/15/2039	21,060	25,900,009
Metropolitan Transportation Authority; Series 2019 C, RB (INS -AGM)(f)	4.00%	11/15/2047	20,000	22,986,400
Nassau (County of), NY Industrial Development Agency (Amsterdam at Harborside);
Series 2014 A, RB	6.50%	01/01/2032	6,866	7,024,105
Series 2014 A, RB	6.70%	01/01/2049	26,628	26,708,854
Series 2014 B, RB	5.50%	07/01/2020	1,998	1,998,613
Series 2014 C, RB (d)	2.00%	01/01/2049	13,770	2,237,631
Nassau County Tobacco Settlement Corp.;
Series 2006 A-3, RB	5.00%	06/01/2035	10,290	10,203,461
Series 2006 A-3, RB	5.13%	06/01/2046	61,730	61,728,148
Series 2006 B, RB (h)	0.00%	06/01/2046	105,990	21,811,682
New York & New Jersey (States of) Port Authority;
One Hundred Sixty-Ninth Series 2011, RB (b)(m)	5.00%	10/15/2028	10,760	11,615,958
Two Hundred Series 2017, Ref. RB (b)	5.25%	10/15/2057	20,000	24,445,000
Two Hundred Seventh Series 2018, Ref. RB (b)(m)	5.00%	09/15/2029	22,235	28,449,683
Series 2011, RB (b)(m)	5.00%	10/15/2027	15,400	16,625,070
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC); Series 2010, RB	6.00%	12/01/2042	7,500	7,931,325
New York (City of), NY;
Series 2014 I-2, VRD GO Bonds (i)	1.25%	03/01/2040	2,300	2,300,000
Subseries 2015 F-5, VRD GO Bonds (i)	1.25%	06/01/2044	6,225	6,225,000
Subseries 2016 A-1, GO Bonds (b)	5.00%	08/01/2038	31,010	37,487,989
New York (City of), NY Municipal Water Finance Authority;
Series 2012 BB, RB (b)	5.00%	06/15/2047	16,470	18,337,369
Series 2014 BB, RB (b)	5.00%	06/15/2046	15,050	17,001,233
Series 2017 DD, RB (b)	5.25%	06/15/2047	14,150	17,556,330
Series 2017 EE, Ref. RB (b)	5.25%	06/15/2036	5,000	6,354,750
Series 2017 EE, Ref. RB (b)	5.25%	06/15/2037	5,000	6,320,050
Subseries 2012 A-1, VRD RB (i)	1.25%	06/15/2044	18,385	18,385,000
New York (City of), NY Transitional Finance Authority;
Series 2013 I, RB (b)	5.00%	05/01/2042	25,775	29,023,939
Subseries 2012 F-1, RB (b)	5.00%	05/01/2039	14,000	15,322,720
Subseries 2013, RB (b)	5.00%	11/01/2042	17,340	19,806,615
Subseries 2020 A-3, RB	4.00%	05/01/2044	15,000	17,320,500
New York (City of), NY Water & Sewer System (2nd Generation Resolution); Series 2008 BB-2, VRD RB (i)	1.20%	06/15/2039	12,450	12,450,000
New York (Counties of), NY Tobacco Trust V;
Series 2005 S-1, RB (h)	0.00%	06/01/2038	65,990	21,795,177
Series 2005 S-2, RB (h)	0.00%	06/01/2050	30,000	4,629,900
Series 2005 S-3, RB (h)	0.00%	06/01/2055	225,000	17,770,500
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
30	Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Dormitory Authority;
Series 2014 C, RB (b)	5.00%	03/15/2041	$ 26,940	$ 30,923,348
Series 2018 E, RB (b)	5.00%	03/15/2045	35,050	43,545,419
New York (State of) Dormitory Authority (General Purpose); Series 2011 C, RB (b)	5.00%	03/15/2031	15,000	15,874,500
New York (State of) Dormitory Authority (Sales Tax); Series 2015 B-C, RB (b)	5.00%	03/15/2045	49,100	57,959,113
New York (State of) Housing Finance Agency; Series 2009 B, VRD RB (LOC - Landesbank Hessen-thrgn)(i)(j)	1.27%	05/01/2042	1,100	1,100,000
New York (State of) Housing Finance Agency (160 Madison Avenue); Series 2013 A, VRD RB (LOC - Landesbank Hessen-thrgn)(i)(j)	1.28%	11/01/2046	500	500,000
New York (State of) Housing Finance Agency (Clinton Park Housing); Series 2010 A, VRD RB (i)	1.32%	11/01/2044	600	600,000
New York (State of) State Housing Finance Agency (Manhattan West Residential Housing); Series 2016 A, VRD RB (LOC - Bank Of China, Ltd.)(i)(j)	1.32%	11/01/2049	6,000	6,000,000
New York Convention Center Development Corp.; Series 2016 A, RB (h)	0.00%	11/15/2047	12,525	5,806,841
New York Liberty Development Corp. (3 World Trade Center);
Series 2014, Class 1, Ref. RB (g)	5.00%	11/15/2044	49,160	54,606,436
Series 2014, Class 2, Ref. RB (g)	5.38%	11/15/2040	2,500	2,828,625
Series 2014, Class 3, Ref. RB (g)	7.25%	11/15/2044	45,000	54,065,250
New York State Environmental Facilities Corp.; Series 2009 A, RB (b)	5.00%	06/15/2034	20,000	20,053,800
New York State Urban Development Corp.;
Series 2013 A-1, RB (b)	5.00%	03/15/2043	26,175	29,265,482
Series 2013 A-1, RB (b)	5.00%	03/15/2045	46,015	57,383,006
New York Transportation Development Corp. (American Airlines, Inc.);
Series 2016, Ref. RB (m)	5.00%	08/01/2026	6,500	6,890,260
Series 2016, Ref. RB (m)	5.00%	08/01/2031	5,000	5,281,850
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminal C&D Redevelopment);
Series 2018, RB (m)	5.00%	01/01/2030	3,275	4,027,890
Series 2018, RB (m)	5.00%	01/01/2033	5,000	6,077,850
Series 2018, RB (m)	5.00%	01/01/2034	5,000	6,062,900
Series 2018, RB (m)	5.00%	01/01/2036	7,970	9,629,195
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment); Series 2016 A, RB (m)	5.25%	01/01/2050	41,870	47,212,612
Niagara Area Development Corp. (Covanta); Series 2018 A, Ref. RB (g)(m)	4.75%	11/01/2042	2,390	2,544,442
Rockland Tobacco Asset Securitization Corp.; Series 2005 C, RB (g)(h)	0.00%	08/15/2060	368,350	17,043,554
Suffolk Tobacco Asset Securitization Corp.; Series 2008 B, RB	6.00%	06/01/2048	7,915	7,927,585
Tompkins County Development Corp. (Tompkins Cortland Community College Foundation, Inc.);
Series 2013 A, RB	5.00%	07/01/2027	1,985	1,216,825
Series 2013 A, RB	5.00%	07/01/2038	5,700	3,494,157
Triborough Bridge & Tunnel Authority;
Series 2017 B, Ref. RB (b)	5.00%	11/15/2037	10,000	12,403,800
Series 2017 B, Ref. RB (b)	5.00%	11/15/2038	11,000	13,605,680
TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2048	8,750	8,679,125
Westchester (County of), NY Industrial Development Agency (Million Air Two LLC General Aviation Facilities); Series 2017 A, RB (g)(m)	7.00%	06/01/2046	55,500	63,268,335
Westchester County Healthcare Corp.; Series 2014 A, RB	5.00%	11/01/2044	4,512	5,032,354
Westchester Tobacco Asset Securitization Corp.; Series 2016 C, Ref. RB	5.13%	06/01/2051	9,405	9,910,707
				1,186,167,127
North Carolina–0.62%
North Carolina (State of) Medical Care Commission (Aldersgate); Series 2013, Ref. RB	6.25%	07/01/2035	3,750	4,171,350
North Carolina (State of) Medical Care Commission (Galloway Ridge);
Series 2010 A, RB	5.88%	01/01/2031	865	874,740
Series 2010 A, RB	6.00%	01/01/2039	1,520	1,536,826
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
31	Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Carolina–(continued)
North Carolina (State of) Medical Care Commission (Novant Health Obligated Group); Series 2019, RB	4.00%	11/01/2049	$ 4,400	$ 5,031,664
North Carolina (State of) Medical Care Commission (WhiteStone); Series 2011 A, RB (c)(l)	7.75%	03/01/2021	2,000	2,191,220
North Carolina Capital Facilities Finance Agency; Series 2015 B, Ref. RB (b)	5.00%	10/01/2055	29,400	34,887,216
North Carolina Medical Care Commission (Salemtowne Project);
Series 2018 A, RB	5.00%	10/01/2038	1,185	1,308,205
Series 2018 A, RB	5.00%	10/01/2048	13,080	14,288,723
Raleigh & Durham (Cities of), NC Airport Authority; Series 2008 C, Ref. VRD RB (LOC - TD Bank, N.A.)(i)(j)	1.24%	05/01/2036	2,070	2,070,000
				66,359,944
North Dakota–0.03%
Burleigh (County of), ND (University of Mary);
Series 2016, RB	5.10%	04/15/2036	1,500	1,598,580
Series 2016, RB	5.20%	04/15/2046	2,000	2,112,000
				3,710,580
Ohio–5.40%
Adams (County of), OH (Adams County Hospital); Series 2005, RB	6.50%	09/01/2036	17,555	17,555,176
Akron, Bath & Copley Joint Township Hospital District; Series 2016, Ref. RB	5.25%	11/15/2041	3,800	4,548,296
Buckeye Tobacco Settlement Financing Authority;
Series 2007 A-2, RB	5.13%	06/01/2024	15,175	15,175,303
Series 2007 A-2, RB	5.38%	06/01/2024	945	945,076
Series 2007 A-2, RB	5.88%	06/01/2030	60,230	60,613,063
Series 2007 A-2, RB	5.75%	06/01/2034	5,000	5,007,450
Series 2007 A-2, RB	5.88%	06/01/2047	65,345	65,672,378
Series 2007 A-3, RB (e)	6.25%	06/01/2037	21,205	21,865,536
Series 2007 B, RB (h)	0.00%	06/01/2047	336,460	19,521,409
Butler (County of), OH Port Authority (Storypoint Fairfield);
Sr. Series 2017 A-1, RB (g)	6.25%	01/15/2034	2,350	2,577,668
Sr. Series 2017 A-1, RB (g)	6.38%	01/15/2043	2,175	2,370,858
Sr. Series 2017 A-1, RB (g)	6.50%	01/15/2052	7,075	7,702,340
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Constellation Schools); Series 2014 A, Ref. RB	6.75%	01/01/2044	14,900	15,770,905
Cleveland (City of), OH (Continental Airlines, Inc.); Series 1998, RB (m)	5.38%	09/15/2027	4,190	4,201,564
Cuyahoga (County of), OH (Metrohealth System);
Series 2017, Ref. RB	5.25%	02/15/2047	5,000	5,828,050
Series 2017, Ref. RB	5.50%	02/15/2052	14,320	16,911,204
Series 2017, Ref. RB	5.00%	02/15/2057	19,295	21,809,331
Series 2017, Ref. RB	5.50%	02/15/2057	56,555	66,580,505
Darke (County of), OH Hospital Facilities (Wayne Healthcare); Series 2019 A, RB	5.00%	09/01/2049	2,000	2,329,840
Franklin (County of), OH (First Community Village Obligated Group); Series 2013, Ref. RB	5.63%	07/01/2047	7,200	7,359,048
Gallia (County of), OH (Holzer Health System Obligated Group); Series 2012, Ref. RB	8.00%	07/01/2042	34,920	39,762,706
Hamilton (County of), OH (Christ Hospital); Series 2012, RB	5.50%	06/01/2042	7,200	7,865,496
Hamilton (County of), OH (Life Enriching Communities); Series 2012, RB	5.00%	01/01/2032	2,250	2,432,813
Hancock (County of), OH (Blanchard Valley Regional Health Center); Series 2011 A, RB (c)(l)	6.25%	06/01/2021	5,850	6,367,140
Lancaster (City of), OH Port Authority; Series 2019 A, Ref. RB (c)	5.00%	02/01/2025	7,000	8,257,060
Montgomery (County of), OH (St. Leonard);
Series 2010, Ref. RB	6.38%	04/01/2030	2,000	2,045,320
Series 2010, Ref. RB	6.63%	04/01/2040	6,500	6,664,450
Montgomery (County of), OH (Trousdale Foundation Properties);
Series 2018 A, RB (g)	6.00%	04/01/2038	4,445	4,998,936
Series 2018 A, RB (g)	6.25%	04/01/2049	18,500	20,936,080
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
32	Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Montgomery (County of), OH Hospital Facilities (Premier Health Partners Obligated Group); Series 2019 A, Ref. RB	4.00%	11/15/2045	$ 3,850	$ 4,252,094
Muskingum (County of), OH (Genesis Healthcare System);
Series 2013, RB	5.00%	02/15/2044	38,560	41,607,011
Series 2013, RB	5.00%	02/15/2048	3,120	3,358,992
Norwood (City of), OH (Cornerstone at Norwood);
Series 2006, RB	5.75%	12/01/2020	700	701,043
Series 2006, RB	6.20%	12/01/2031	7,340	7,345,432
Ohio (State of) Air Quality Development Authority; Series 2019, RB (g)(m)	5.00%	07/01/2049	19,500	21,758,490
Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.); Series 2009 D, Ref. PCR (c)(d)	4.25%	09/15/2021	2,000	2,060,000
Ohio (State of) Air Quality Development Authority (Pratt Paper LLC); Series 2017, RB (g)(m)	4.50%	01/15/2048	500	543,525
Ohio (State of) Higher Educational Facility Commission (Cleveland Clinic Health System Obligated Group); Series 2013 B-2, VRD RB (i)	1.28%	01/01/2039	2,615	2,615,000
Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR (c)(d)	4.38%	06/01/2022	3,500	3,605,000
Southeastern Ohio (State of) Port Authority (Memorial Health Systems);
Series 2015, Ref. RB	5.00%	12/01/2035	1,750	1,930,040
Series 2015, Ref. RB	5.00%	12/01/2043	6,695	7,120,534
Series 2015, Ref. RB	5.50%	12/01/2043	3,875	4,243,861
Toledo-Lucas (County of), OH Port Authority (StoryPoint Waterville);
Series 2016 A-1, RB (g)	6.13%	01/15/2034	2,000	2,183,980
Series 2016 A-1, RB (g)	6.25%	01/15/2043	5,000	5,415,900
Series 2016 A-1, RB (g)	6.38%	01/15/2051	4,000	4,327,360
Tuscarawas (County of), OH Economic Development and Finance Alliance (Ashland University); Series 2015, Ref. RB	6.00%	03/01/2045	5,000	5,371,400
				582,114,663
Oklahoma–1.70%
Atoka (County of), OK Health Care Authority (Atoka Memorial Hospital); Series 2007, RB	6.63%	10/01/2037	3,405	2,724,000
Comanche (County of), OK Hospital Authority; Series 2015, Ref. RB	5.00%	07/01/2027	1,800	2,007,828
Oklahoma (State of) Development Finance Authority (Inverness Village Community);
Series 2012, Ref. RB (d)	5.75%	01/01/2027	2,430	1,530,900
Series 2012, Ref. RB (d)	6.00%	01/01/2032	9,935	6,259,050
Series 2013, Ref. RB (d)	5.75%	01/01/2037	12,750	8,032,500
Oklahoma (State of) Development Finance Authority (OU Medicine); Series 2018 B, RB (b)(n)	5.50%	08/15/2052	33,500	40,920,585
Oklahoma (State of) Development Finance Authority (Provident Oklahoma Education Resources, Inc.-Cross Village Student Housing);
Series 2017, RB	5.00%	08/01/2047	10,500	6,195,000
Series 2017, RB	5.00%	08/01/2052	20,000	11,800,000
Series 2017, RB	5.25%	08/01/2057	2,190	1,292,100
Oklahoma Development Finance Authority; Series 2018 B, RB (b)(n)	5.50%	08/15/2057	15,210	18,525,172
Payne (County of), OK Economic Development Authority (Epworth Living at the Ranch);
Series 2016 A, RB (d)	6.88%	11/01/2046	2,469	24,689
Series 2016 A, RB (d)	6.63%	11/30/2049	1,164	11,646
Series 2016 A, RB (d)	7.00%	11/01/2051	2,429	24,289
Series 2016 B-1, RB (d)	5.25%	11/30/2049	1,664	16,637
Tulsa (City of), OK Municipal Airport Trust;
Series 2000 B, Ref. RB (m)	5.50%	06/01/2035	10,500	11,569,950
Series 2001 A, Ref. RB (m)	5.50%	12/01/2035	15,000	16,534,650
Series 2001 B, Ref. RB (m)	5.50%	12/01/2035	43,250	47,674,907
Tulsa (County of), OK Industrial Authority (Montereau, Inc.); Series 2010 A, RB (c)(l)	7.25%	05/01/2020	7,450	7,741,444
				182,885,347
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
33	Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oregon–0.11%
Clackamas (County of), OR Hospital Facility Authority (Willamette View);
Series 2017 A, Ref. RB	5.00%	11/15/2032	$ 500	$ 589,630
Series 2017 A, Ref. RB	5.00%	11/15/2037	500	583,685
Series 2017 A, Ref. RB	5.00%	11/15/2052	2,750	3,153,590
Salem (City of), OR Hospital Facility Authority (Capital Manor, Inc.);
Series 2012, Ref. RB	5.63%	05/15/2032	250	272,638
Series 2012, Ref. RB	6.00%	05/15/2042	1,990	2,170,493
Series 2012, Ref. RB	6.00%	05/15/2047	3,250	3,539,445
Warm Springs Reservation Confederated Tribes of Oregon (Pelton Round Butte); Series 2009 B, RB	6.38%	11/01/2033	1,000	1,008,360
				11,317,841
Pennsylvania–1.58%
Allegheny (County of), PA Higher Education Building Authority (Carnegie Mellon University); Series 2008 A, Ref. VRD RB (i)	1.23%	12/01/2037	700	700,000
Allegheny (County of), PA Industrial Development Authority (Propel Charter School-McKeesport); Series 2010 B, RB	6.38%	08/15/2035	1,220	1,262,676
Allegheny (County of), PA Industrial Development Authority (Propel Charter School-Montour); Series 2010 A, RB	6.75%	08/15/2035	1,135	1,178,663
Beaver (County of), PA Industrial Development Authority (FirstEnergy Nuclear Generation); Series 2006 A, Ref. PCR (c)(d)	4.38%	07/01/2022	925	952,750
Berks (County of), PA Industrial Development Authority (Tower Health); Series 2017, Ref. RB	5.00%	11/01/2050	12,545	14,685,804
Bucks (County of), PA Industrial Development Authority (Grand View Hospital); Series 2008 A, VRD RB (LOC - TD Bank N.A.)(i)(j)	1.25%	07/01/2034	750	750,000
Chester (County of), PA Industrial Development Authority (Collegium Charter School);
Series 2012 A, Ref. RB	5.25%	10/15/2032	2,320	2,440,802
Series 2012 A, Ref. RB	5.38%	10/15/2042	4,230	4,414,893
Cumberland (County of), PA Municipal Authority (Asbury Pennsylvania Obligated Group);
Series 2010, RB	6.13%	01/01/2045	8,000	8,093,360
Series 2012, Ref. RB	5.25%	01/01/2041	3,000	3,110,670
Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.);
Series 2018, Ref. RB	5.00%	12/01/2038	1,750	1,960,350
Series 2018, Ref. RB	5.00%	12/01/2043	2,500	2,771,875
Series 2018, Ref. RB	5.00%	12/01/2048	2,500	2,764,400
Geisinger Authority (Geisinger Health System); Series 2013 A, VRD RB (i)	1.24%	10/01/2043	1,800	1,800,000
Lehigh (County of), PA General Purpose Authority (Bible Fellowship Church Homes, Inc.); Series 2013, RB	5.25%	07/01/2042	3,430	3,524,805
Lehigh (County of), PA General Purpose Authority (Kidspeace Obligation Group);
Series 2014 A, RB	7.50%	02/01/2044	5,207	5,251,081
Series 2014 B, RB (e)	7.50%	02/01/2044	1,379	652,571
Series 2014 C, RB (h)	0.00%	02/01/2044	4,122	1,072
Montgomery (County of), PA Industrial Development Authority (Albert Einstein Healthcare); Series 2015, Ref. RB	5.25%	01/15/2046	4,000	4,531,080
Montgomery (County of), PA Industrial Development Authority (Philadelphia Presbytery Homes, Inc.); Series 2010, RB (c)(l)	7.00%	12/01/2021	6,000	6,772,980
Pennsylvania (Commonwealth of); First Series 2014, GO Bonds (b)	5.00%	06/15/2034	15,450	17,856,029
Pennsylvania (State of) Economic Development Financing Authority (National Gypson Co.); Series 2014, Ref. RB (m)	5.50%	11/01/2044	4,000	4,298,160
Pennsylvania (State of) Economic Development Financing Authority (PPL Energy Supply); Series 2009 A, Ref. RB	6.40%	12/01/2038	4,450	4,840,932
Pennsylvania (State of) Turnpike Commission;
Series 2019 A, RB	5.00%	12/01/2044	5,000	6,276,550
Series 2019 A, RB	5.00%	12/01/2049	7,000	8,723,050
Subseries 2013 B-2, RB (e)	6.00%	12/01/2037	7,000	6,898,500
Subseries 2017 B-1, RB	5.25%	06/01/2047	5,325	6,338,454
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
34	Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Philadelphia (City of), PA Authority for Industrial Development (Alliance for Progress Charter School Inc.); Series 2019 A, RB	5.00%	06/15/2049	$ 1,390	$ 1,481,087
Philadelphia (City of), PA Authority for Industrial Development (Wesley Enhanced Living Obligated Group);
Series 2017, Ref. RB	5.00%	07/01/2037	3,575	4,043,611
Series 2017, Ref. RB	5.00%	07/01/2049	8,815	9,795,669
Philadelphia (City of), PA Industrial Development Authority (First Philadelphia Preparatory Charter School); Series 2014 A, RB	7.25%	06/15/2043	5,500	6,410,800
Philadelphia (City of), PA Industrial Development Authority (Global Leadership Academy Charter School); Series 2010, RB	6.38%	11/15/2040	1,000	1,029,200
Philadelphia (City of), PA Industrial Development Authority (MaST Charter School); Series 2010, RB (c)(l)	6.00%	08/01/2020	500	521,565
Philadelphia (City of), PA Industrial Development Authority (Mast I Charter School); Series 2016 A, Ref. RB	5.38%	08/01/2051	3,950	4,391,571
Philadelphia (City of), PA Industrial Development Authority (MaST I Charter School); Series 2016 A, Ref. RB	5.25%	08/01/2046	2,410	2,667,605
Philadelphia (City of), PA Industrial Development Authority (New Foundations Charter School); Series 2012, RB (c)(l)	6.63%	12/15/2022	1,500	1,758,840
Philadelphia (City of), PA Industrial Development Authority (Performing Arts Charter School);
Series 2013, RB (g)	6.50%	06/15/2033	2,000	2,051,300
Series 2013, RB (g)	6.75%	06/15/2043	8,000	8,204,160
Philadelphia (City of), PA Industrial Development Authority (Thomas Jefferson University); Series 2017 A, Ref. RB	5.00%	09/01/2042	4,070	4,826,247
				170,033,162
Puerto Rico–7.11%
Children’s Trust Fund;
Series 2002, RB	5.38%	05/15/2033	15,605	15,834,081
Series 2002, RB	5.50%	05/15/2039	29,090	29,587,439
Series 2002, RB	5.63%	05/15/2043	5,415	5,507,596
Series 2005 A, RB (h)	0.00%	05/15/2050	473,480	66,576,023
Puerto Rico (Commonwealth of);
Series 2003 C-7, Ref. GO Bonds (INS- NATL)(f)	6.00%	07/01/2027	21,000	21,462,630
Series 2003 C-7, Ref. GO Bonds (INS -NATL)(f)	6.00%	07/01/2028	4,500	4,572,990
Series 2009 B, Ref. RB (d)	6.50%	07/01/2037	5,000	3,687,500
Series 2011 A, GO Bonds (d)	5.75%	07/01/2041	2,500	1,731,250
Series 2011 D, Ref. GO Bonds (d)	5.00%	07/01/2020	2,000	1,390,000
Series 2011 E, Ref. GO Bonds (d)	6.00%	07/01/2029	8,400	5,838,000
Series 2012 A, Ref. GO Bonds	5.00%	07/01/2021	2,820	1,804,800
Series 2012 A, Ref. RB (d)	5.13%	07/01/2037	5,325	3,394,688
Series 2012 A, Ref. RB (d)	5.50%	07/01/2039	5,385	3,473,325
Series 2012 A, Ref. RB (d)	5.00%	07/01/2041	10,000	6,300,000
Series 2014 A, Ref. RB (d)	8.00%	07/01/2035	2,660	1,479,625
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority;
Series 2008 A, RB (e)	6.13%	07/01/2024	16,427	17,617,957
Series 2008 A, RB	6.00%	07/01/2038	25,620	26,004,300
Series 2008 A, RB	6.00%	07/01/2044	21,375	21,695,625
Series 2012 A, RB	5.50%	07/01/2028	2,395	2,538,700
Series 2012 A, RB	5.25%	07/01/2029	5,520	5,809,800
Series 2012 A, RB	5.13%	07/01/2037	6,790	7,112,525
Series 2012 A, RB	5.75%	07/01/2037	4,730	5,025,625
Series 2012 A, RB	5.25%	07/01/2042	41,740	43,827,000
Series 2012 A, RB	6.00%	07/01/2047	1,800	1,917,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
35	Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2003 NN, RB (d)	5.50%	07/01/2020	$ 50	$ 40,125
Series 2004 PP, Ref. RB (INS -NATL)(f)	5.00%	07/01/2023	755	762,928
Series 2005 SS, Ref. RB (INS -NATL)(f)	5.00%	07/01/2024	5,565	5,621,373
Series 2007 TT, RB (d)	5.00%	07/01/2020	80	64,000
Series 2007 TT, RB (d)	5.00%	07/01/2027	2,350	1,880,000
Series 2007 TT, RB (d)	5.00%	12/31/2049	23,220	18,576,000
Series 2007 VV, Ref. RB (d)	5.50%	07/01/2020	75	60,563
Series 2007 VV, Ref. RB (INS -NATL)(f)	5.25%	07/01/2024	4,560	4,860,048
Series 2007 VV, Ref. RB (INS -NATL)(f)	5.25%	07/01/2030	9,275	10,063,746
Series 2007 VV, Ref. RB (INS -AGM)(f)	5.25%	07/01/2031	20,000	22,386,000
Series 2007 VV, Ref. RB (INS -NATL)(f)	5.25%	07/01/2032	6,275	6,799,213
Series 2008 WW, RB (d)	5.50%	07/01/2038	9,200	7,383,000
Series 2008 WW, RB (d)	5.00%	12/31/2049	13,620	10,896,000
Series 2008 WW, RB (d)	5.50%	12/31/2049	5,620	4,453,850
Series 2010 AAA, RB (d)	5.25%	12/31/2049	3,655	2,933,138
Series 2010 CCC, RB (d)	5.25%	07/01/2026	14,455	11,600,137
Series 2010 CCC, RB (d)	5.25%	07/01/2028	7,600	6,099,000
Series 2010 CCC, RB (d)	5.00%	12/31/2049	325	260,813
Series 2010 DDD, Ref. RB (d)	5.00%	07/01/2022	1,575	1,263,938
Series 2010 DDD, Ref. RB (d)	5.00%	07/01/2023	1,150	922,875
Series 2010 DDD, Ref. RB (d)	5.00%	12/31/2049	11,020	8,843,550
Series 2010 XX, RB (d)	5.25%	07/01/2035	6,699	5,375,948
Series 2010 ZZ, Ref. RB (d)	5.25%	07/01/2024	65	52,163
Series 2010 ZZ, Ref. RB (d)	5.00%	12/31/2049	1,940	1,535,025
Series 2010 ZZ, Ref. RB (d)	5.25%	12/31/2049	1,650	1,324,125
Series 2012 A, RB (d)	4.80%	12/31/2049	1,850	1,470,750
Series 2012 A, RB (d)	5.00%	12/31/2049	8,850	7,080,000
Series 2012 A, RB (d)	5.05%	12/31/2049	3,095	2,476,000
Series 2013 A, RB (d)	6.75%	07/01/2036	15,090	12,392,662
Series 2013 A, RB (d)	7.00%	07/01/2040	2,675	2,203,531
Series 2013 A, RB (d)	7.00%	07/01/2043	14,165	11,668,419
Series 2013 A, RB (d)	7.00%	12/31/2049	6,030	4,967,213
Series 2013 A-RSA, RB	7.25%	07/01/2030	2,120	1,759,600
Series 2016 A-4, RB (d)	10.00%	12/31/2049	4,512	3,863,555
Series 2016 B-4, RB (d)	10.00%	12/31/2049	4,512	3,863,556
Series 2016 E-1, RB (d)	10.00%	12/31/2049	7,483	6,631,491
Series 2016 E-2, RB (d)	10.00%	07/01/2021	7,483	6,631,493
Series 2016 E-2, RB (d)	10.00%	12/31/2049	3,064	2,715,848
Series 2016 E-4, RB (d)	10.00%	07/01/2022	1,774	1,572,537
Puerto Rico (Commonwealth of) Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority; Series 2000, RB (m)	6.63%	06/01/2026	9,795	10,052,119
Puerto Rico (Commonwealth of) Public Buildings Authority;
Series 2007 M-3, Ref. RB (INS -NATL)(f)	6.00%	07/01/2024	7,970	8,211,969
Series 2007 N, RB (d)	5.00%	07/01/2037	8,900	7,409,250
Series 2009 Q, RB (d)	5.63%	07/01/2039	2,000	1,682,500
Series 2011 S, RB (d)	6.00%	07/01/2041	19,375	16,371,875
Series 2012 U, Ref. RB (d)	5.25%	07/01/2042	18,860	13,508,475
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
36	Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico Sales Tax Financing Corp.;
Series 2007 A, RB (h)	0.00%	08/01/2041	$ 410	$ 56,392
Series 2007A, RB (h)	0.00%	08/01/2041	1,246	906,095
Series 2007A, RB (h)	0.00%	08/01/2044	15,801	9,185,877
Series 2007A, RB (h)	0.00%	08/01/2045	350	203,161
Series 2018 A-1, RB (h)	0.00%	07/01/2024	5,943	5,185,327
Series 2018 A-1, RB (h)	0.00%	07/01/2027	4,712	3,728,558
Series 2018 A-1, RB (h)	0.00%	07/01/2029	1,927	1,417,482
Series 2018 A-1, RB (h)	0.00%	07/01/2031	2,484	1,684,003
Series 2018 A-1, RB (h)	0.00%	07/01/2033	2,796	1,729,438
Series 2018 A-1, RB	4.50%	07/01/2034	26,944	28,842,474
Series 2018 A-1, RB	4.55%	07/01/2040	3,856	3,980,125
Series 2018 A-1, RB (h)	0.00%	07/01/2046	54,703	14,689,944
Series 2018 A-1, RB (h)	0.00%	07/01/2051	37,347	7,258,016
Series 2018 A-1, RB	5.00%	07/01/2058	37,487	39,179,913
Series 2019 A-2, RB	4.33%	07/01/2040	48,787	49,701,756
Series 2019 A-2, RB	4.54%	07/01/2053	314	319,093
Series 2019 A-2, RB	4.78%	07/01/2058	32,184	33,109,290
				765,955,824
Rhode Island–0.00%
Tobacco Settlement Financing Corp.; Series 2015 B, Ref. RB	5.00%	06/01/2050	30	32,224
South Carolina–0.05%
South Carolina (State of) Jobs-Economic Development Authority (High Point Academy Project); Series 2018 A, RB (g)	5.75%	06/15/2049	2,000	2,254,020
South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes);
Series 2013, RB	5.00%	05/01/2043	1,000	1,043,350
Series 2013, RB	5.13%	05/01/2048	2,000	2,091,700
Series 2017, Ref. RB	5.00%	05/01/2042	250	269,758
				5,658,828
Tennessee–0.61%
Bristol (City of), TN Industrial Development Board (Pinnacle); Series 2016, RB	5.63%	06/01/2035	13,000	13,872,430
Chattanooga (City of), TN Health, Educational and Housing Facility Board (CommonSpirit Health); Series 2019 A-1, Ref. RB	4.00%	08/01/2044	2,000	2,216,240
Memphis (City of) & Shelby (County of), TN Economic Development Growth Engine Industrial Development Board (Graceland);
Series 2017 A, Ref. RB	5.50%	07/01/2037	250	280,138
Series 2017 A, Ref. RB	5.63%	01/01/2046	250	278,650
Nashville (City of) & Davidson (County of), TN Health and Educational Facilities Board of Metropolitan Government (Trousdale Foundation Properties);
Series 2018 A, RB (g)	6.00%	04/01/2038	15,625	17,572,187
Series 2018 A, RB (g)	6.25%	04/01/2049	9,155	10,360,530
Shelby (County of), TN Health, Educational & Housing Facilities Board (Kirby Pines); Series 1997 A, RB	6.38%	11/15/2025	2,445	2,448,325
Shelby (County of), TN Health, Educational & Housing Facilities Board (Trezevant Manor);
Series 2013 A, Ref. RB	5.50%	09/01/2047	16,300	16,823,393
Series 2016 A, Ref. RB (g)	5.00%	09/01/2031	750	786,953
Series 2016 A, Ref. RB (g)	5.00%	09/01/2037	1,145	1,185,957
				65,824,803
Texas–8.78%
Angelina & Neches River Authority Industrial Development Corp. (Aspen Power LLC); Series 2007 A, RB (d)(m)	6.50%	11/01/2029	9,265	93
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
37	Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Arlington Higher Education Finance Corp. (Arlington Classics Academy); Series 2010 B, Ref. RB (c)(l)	7.65%	08/15/2020	$ 2,500	$ 2,649,925
Arlington Higher Education Finance Corp. (Leadership Prep School); Series 2016 A, RB	5.00%	06/15/2046	1,325	1,354,799
Arlington Higher Education Finance Corp. (Universal Academy); Series 2014 A, RB	7.13%	03/01/2044	2,000	2,109,920
Austin (City of), TX; Series 2019 B, RB (m)	5.00%	11/15/2048	14,500	17,975,940
Bexar County Health Facilities Development Corp. (Army Retirement Residence); Series 2010, RB (c)(l)	6.20%	07/01/2020	2,000	2,082,480
Bexar County Housing Finance Corp. (Woodland Ridge Apartments); Series 2002 A, RB (m)	7.00%	01/01/2039	3,585	3,591,274
Brazoria County Health Facilities Development Corp. (Brazosport Regional Health System);
Series 2012, Ref. RB (c)(l)	5.25%	07/01/2022	7,100	7,883,698
Series 2012, Ref. RB (c)(l)	5.50%	07/01/2022	13,410	14,982,859
Capital Area Cultural Education Facilities Finance Corp. (The Roman Catholic Diocese of Austin); Series 2005 B, RB	6.13%	04/01/2045	7,465	7,657,149
Celina (City of), TX;
Series 2015, RB	5.38%	09/01/2028	550	571,824
Series 2015, RB	5.50%	09/01/2032	250	259,798
Series 2015, RB	5.88%	09/01/2040	1,000	1,038,990
Central Texas Regional Mobility Authority; Series 2011, RB (c)(l)	6.75%	01/01/2021	17,500	18,779,775
Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2011, RB (c)(l)	5.75%	08/15/2021	1,130	1,228,423
Clifton Higher Education Finance Corp. (International Leadership of Texas);
Series 2015, RB	5.75%	08/15/2038	1,000	1,115,860
Series 2015, RB	5.75%	08/15/2045	8,000	8,841,200
Series 2018 D, RB	5.75%	08/15/2033	3,690	4,151,508
Series 2018 D, RB	6.00%	08/15/2038	14,250	16,090,387
Series 2018 D, RB	6.13%	08/15/2048	18,750	21,135,562
Clifton Higher Education Finance Corp. (Uplift Education); Series 2010 A, RB (c)(l)	6.25%	12/01/2020	5,000	5,312,750
Grand Parkway Transportation Corp.;
Series 2013 A, RB	5.50%	04/01/2053	10,000	11,357,500
Series 2013 B, RB (e)	5.85%	10/01/2048	17,000	18,221,960
Series 2013 B, RB (b)	5.25%	10/01/2051	24,405	27,928,106
Series 2013 B, RB	5.00%	04/01/2053	42,060	47,284,273
Grand Prairie Housing Finance Corp.;
Series 2003, RB	7.63%	01/01/2020	110	110,465
Series 2003, RB (d)(r)	7.63%	01/01/2020	345	34,500
Series 2003, RB	7.75%	01/01/2034	6,795	6,997,967
Series 2003, RB (d)(r)	7.75%	01/01/2034	3,595	359,500
Guadalupe (County of) & Seguin (City of), TX Hospital Board of Managers;
Series 2015, Ref. RB	5.00%	12/01/2040	5,350	5,825,401
Series 2015, Ref. RB	5.00%	12/01/2045	9,230	10,015,934
Gulf Coast Industrial Development Authority (ExxonMobil); Series 2012, VRD RB (i)	1.25%	11/01/2041	20,220	20,220,000
Hopkins (County of), TX Hospital District;
Series 2008, RB	6.00%	02/15/2033	2,500	2,506,625
Series 2008, RB	6.00%	02/15/2038	5,155	5,167,836
Houston (City of), TX;
Series 2011 A, Ref. RB (b)	5.25%	11/15/2031	18,360	19,272,492
Series 2015 B-1, RB (m)	5.00%	07/15/2030	24,605	28,040,104
Series 2015 B-1, RB (m)	5.00%	07/15/2035	21,545	24,368,903
Houston (City of), TX (Continental Airlines, Inc.); Series 2011 A, Ref. RB (m)	6.63%	07/15/2038	14,000	15,118,880
Houston (City of), TX (United Airlines, Inc. Terminal E); Series 2014, Ref. RB (m)	5.00%	07/01/2029	11,750	13,297,592
Houston Higher Education Finance Corp. (Cosmos Foundation, Inc.);
Series 2011 A, RB (c)(l)	6.88%	05/15/2021	790	864,094
Series 2011, RB (c)(l)	6.50%	05/15/2021	500	543,760
La Vernia Higher Education Finance Corp. (Meridian World School); Series 2015, RB (g)	5.60%	08/15/2045	4,420	4,844,497
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
38	Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Leander Independent School District;
Series 2014 C, GO Bonds (CEP -Texas Permanent School Fund)(c)(h)(l)	0.00%	08/15/2024	$121,355	$ 31,376,319
Series 2014 D, Ref. GO Bonds (CEP -Texas Permanent School Fund)(c)(h)(l)	0.00%	08/15/2024	425	213,741
Series 2014 D, Ref. GO Bonds (CEP -Texas Permanent School Fund)(h)	0.00%	08/15/2037	3,645	1,788,383
Mclendon-Chisholm (City of), TX (Sonoma Public Improvement Distribution Phase);
Series 2015, RB	5.13%	09/15/2028	500	520,645
Series 2015, RB	5.38%	09/15/2035	400	416,472
Series 2015, RB	5.50%	09/15/2040	765	796,181
Mission Economic Development Corp. (CarbonLite Recycling LLC); Series 2016, RB (g)(m)	6.50%	12/01/2033	10,680	11,126,317
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB (g)(m)	4.63%	10/01/2031	22,150	23,949,687
New Hope Cultural Education Facilities Finance Corp. (4-K Housing, Inc.-Stoney Brook); Series 2017 C, RB	5.00%	07/01/2037	1,725	1,746,942
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community);
Series 2016, Ref. RB	5.00%	07/01/2036	2,200	2,300,716
Series 2016, Ref. RB	5.00%	07/01/2046	16,195	16,665,303
New Hope Cultural Education Facilities Finance Corp. (Jubilee Academic Center);
Series 2016 A, Ref. RB (g)	5.00%	08/15/2046	2,500	2,563,300
Series 2017 A, RB (g)	5.00%	08/15/2037	2,000	2,059,760
Series 2017 A, RB (g)	5.13%	08/15/2047	2,085	2,142,254
New Hope Cultural Education Facilities Finance Corp. (Legacy Midtown Park); Series 2018 A, RB	5.50%	07/01/2054	4,750	5,056,850
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village); Series 2017, Ref. RB	5.00%	01/01/2042	3,000	3,292,230
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries);
Series 2013, RB	6.50%	01/01/2043	4,325	4,770,129
Series 2013, RB	6.50%	01/01/2048	5,675	6,249,651
New Hope Cultural Education Facilities Finance Corp. (MRC Senior Living-The Langford);
Series 2016 A, RB	5.38%	11/15/2036	1,365	1,475,975
Series 2016 A, RB	5.50%	11/15/2046	2,975	3,182,387
Series 2016 A, RB	5.50%	11/15/2052	2,350	2,504,842
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.00%	10/01/2039	1,000	1,108,060
Series 2018, Ref. RB	5.25%	10/01/2049	9,940	11,085,088
New Hope Cultural Education Facilities Finance Corp. (Wesleyan Homes, Inc.); Series 2014, RB	5.50%	01/01/2049	1,000	1,086,220
Newark High Education Finance Corp. (A+ Charter Schools, Inc.);
Series 2015 A, RB (g)	5.50%	08/15/2035	845	974,673
Series 2015 A, RB (g)	5.75%	08/15/2045	2,015	2,316,666
North Texas Education Finance Corp. (Uplift Education); Series 2012 A, RB (c)(l)	5.25%	06/01/2022	2,100	2,325,057
North Texas Tollway Authority;
Series 2011 B, RB (c)(h)(l)	0.00%	09/01/2031	15,500	7,939,100
Series 2019 A, Ref. RB	4.00%	01/01/2044	13,315	15,124,775
Port Beaumont Navigation District (Jefferson Energy Companies); Series 2016, RB (c)(g)(m)	7.25%	02/13/2020	71,500	72,763,404
Red River Health Facilities Development Corp. (MRC Crossing);
Series 2014 A, RB	7.50%	11/15/2034	2,350	2,804,067
Series 2014 A, RB	7.75%	11/15/2044	3,600	4,292,712
Series 2014 A, RB	8.00%	11/15/2049	5,000	6,007,650
San Juan (City of), TX Higher Education Finance Authority (Idea Public Schools); Series 2010 A, RB (c)(l)	6.70%	08/15/2020	1,000	1,051,440
Sanger Industrial Development Corp. (Texas Pellets); Series 2012 B, RB (d)(m)	8.00%	07/01/2038	37,110	9,277,500
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group);
Series 2009, RB (c)(l)	6.13%	11/15/2019	1,000	1,009,730
Series 2009, RB (c)(l)	6.38%	11/15/2019	7,150	7,223,073
Series 2016, Ref. RB	5.00%	05/15/2045	8,800	9,596,488
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
39	Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.);
Series 2007, RB (d)	5.63%	12/31/2049	$ 1,500	$ 1,050,000
Series 2007, RB (d)	5.75%	12/31/2049	2,500	1,750,000
Series 2014, RB (d)	5.63%	12/31/2049	3,250	2,275,000
Tarrant County Cultural Education Facilities Finance Corp. (Buckner Senior Living - Ventana);
Series 2017, RB	3.88%	11/15/2022	750	750,488
Series 2017, RB	4.50%	11/15/2023	2,250	2,256,525
Series 2017, RB	6.63%	11/15/2037	1,745	2,039,469
Series 2017, RB	6.75%	11/15/2047	13,125	15,221,587
Series 2017, RB	6.75%	11/15/2052	1,465	1,693,818
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2007, RB	5.75%	02/15/2025	1,185	1,186,979
Series 2007, RB	5.75%	02/15/2029	1,600	1,602,160
Series 2009 A, RB	8.00%	02/15/2038	12,350	12,585,514
Series 2017A, RB	6.38%	02/15/2048	16,125	18,117,405
Series 2017A, RB	6.38%	02/15/2052	31,045	34,797,099
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks); Series 2018 A, RN (g)	10.00%	03/15/2023	4,250	4,250,638
Tarrant County Cultural Education Facilities Finance Corp. (SQLC Senior Living Center at Corpus Christi, Inc.-Mirador);
Series 2017 A, RB (d)	4.13%	11/15/2038	1,775	17,750
Series 2017 A, RB (d)	4.38%	11/15/2049	595	5,950
Series 2017 A, RB (d)	4.63%	11/15/2049	3,125	31,250
Series 2017 A, RB (d)	4.88%	11/15/2055	7,000	70,000
Series 2017 A, RB (d)	5.00%	11/15/2059	13,000	130,000
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way);
Series 2009 A, RB	8.25%	11/15/2044	6,815	6,474,250
Series 2009 A, RB	8.25%	12/31/2049	5,775	5,486,250
Series 2009 B, RB (c)(s)	6.86%	11/15/2044	1,245	1,182,750
Texas (State of); Series 2019, RAN	4.00%	08/27/2020	20,000	20,556,200
Texas (State of) Transportation Commission;
Series 2019, RB (h)	0.00%	08/01/2051	6,000	1,420,920
Series 2019, RB (h)	0.00%	08/01/2052	6,000	1,340,040
Series 2019, RB (h)	0.00%	08/01/2053	1,000	211,200
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	18,110	21,368,532
Texas Municipal Gas Acquisition & Supply Corp. III; Series 2012, RB	5.00%	12/15/2031	10,000	11,017,800
Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group, LLC SH 288 Toll Lanes); Series 2016, RB (m)	5.00%	12/31/2055	12,135	13,641,803
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure); Series 2010, RB	7.00%	06/30/2040	25,575	26,845,310
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC North Tarrant Express Management Lanes); Series 2009, RB	6.88%	12/31/2039	13,415	13,674,044
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC); Series 2013, RB (m)	6.75%	06/30/2043	17,450	20,439,010
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC Segments 3A and 3B Facility); Series 2013, RB (m)	7.00%	12/31/2038	4,000	4,739,960
Texas State Public Finance Authority Charter School Finance Corp. (New Frontiers Charter School); Series 2010 A, RB	5.80%	08/15/2040	1,000	1,027,170
Texas State Public Finance Authority Charter School Finance Corp. (Odyssey Academy, Inc.);
Series 2010 A, RB (c)(l)	6.88%	02/15/2020	1,455	1,491,899
Series 2010 A, RB (c)(l)	7.13%	02/15/2020	1,810	1,857,585
Texas State Public Finance Authority Charter School Finance Corp. (School Excellence Education); Series 2004 A, RB	7.00%	12/01/2034	3,075	3,082,411
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools); Series 2012 A, RB	5.25%	08/15/2042	4,185	4,339,217
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
40	Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Travis County Health Facilities Development Corp. (Westminster Manor);
Series 2010, RB (c)(l)	7.00%	11/01/2020	$ 2,005	$ 2,138,091
Series 2010, RB	7.00%	11/01/2030	265	273,697
Uptown Development Authority (Infrastructure Improvement Facilities);
Series 2009, RB (c)(l)	5.38%	09/01/2019	465	465,000
Series 2009, RB (c)(l)	5.50%	09/01/2019	2,250	2,250,000
				946,533,161
Utah–0.41%
Salt Lake City Corp. Airport Revenue;
Series 2018 A, RB (b)(m)	5.00%	07/01/2043	14,750	17,930,543
Series 2018 A, RB (b)(m)	5.00%	07/01/2048	11,250	13,586,963
Utah (County of), UT (Renaissance Academy); Series 2007 A, RB (g)	5.63%	07/15/2037	2,565	2,567,898
Utah (State of) Charter School Finance Authority (Navigator Pointe Academy);
Series 2010 A, RB	5.38%	07/15/2030	1,650	1,678,281
Series 2010 A, RB	5.63%	07/15/2040	710	721,012
Utah (State of) Charter School Finance Authority (North Davis Preparatory Academy);
Series 2010, RB	6.25%	07/15/2030	1,250	1,289,113
Series 2010, RB	6.38%	07/15/2040	2,500	2,577,900
Utah (State of) Charter School Finance Authority (Vista Entrada School of Performing Arts);
Series 2012, RB	5.60%	07/15/2022	365	383,834
Series 2012, RB	6.30%	07/15/2032	850	919,046
Series 2012, RB	6.55%	07/15/2042	2,000	2,165,080
				43,819,670
Virgin Islands–0.44%
Virgin Islands (Government of) (Matching Fund Loan Note - Diago); Series 2009 A, RB	6.75%	10/01/2037	4,600	4,601,518
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note - Sr. Lien Capital);
Series 2009 A-1, RB	5.00%	10/01/2029	3,620	3,610,950
Series 2009 A-1, RB	5.00%	10/01/2039	12,910	12,845,450
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note);
Series 2009 B, Ref. RB	5.00%	10/01/2025	5,950	5,935,125
Series 2010 A, RB	5.00%	10/01/2025	12,575	12,543,563
Series 2010 A, RB	5.00%	10/01/2029	2,500	2,493,750
Series 2012 A, RB	5.00%	10/01/2032	5,730	5,715,675
				47,746,031
Virginia–1.41%
Ballston Quarter Communities Development Authority;
Series 2016 A, RB	5.38%	03/01/2036	1,635	1,781,496
Series 2016 A, RB	5.50%	03/01/2046	10,000	10,901,900
Norfolk (City of), VA Redevelopment & Housing Authority (Fort Norfolk Retirement Community, Inc. - Harbor’s Edge);
Series 2019 A, RB	5.00%	01/01/2049	2,500	2,720,350
Series 2019 A, RB	5.25%	01/01/2054	2,000	2,187,620
Tobacco Settlement Financing Corp.;
Series 2007 B-1, RB	5.00%	06/01/2047	21,035	21,088,008
Series 2007 B-2, RB (e)	5.20%	06/01/2046	3,000	3,023,970
Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC); Series 2012, RB (m)	5.50%	01/01/2042	20,775	22,719,955
Virginia (State of) Small Business Financing Authority (Express Lanes, LLC); Series 2012, RB (m)	5.00%	01/01/2040	40,550	43,404,314
Virginia (State of) Small Business Financing Authority (Transform 66 P3);
Series 2017, RB (m)	5.00%	12/31/2052	17,150	19,848,553
Series 2017, RB (m)	5.00%	12/31/2056	6,750	7,786,463
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
41	Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia–(continued)
Virginia Beach Development Authority (Westminster-Canterbury);
Series 2018, Ref. RB	5.00%	09/01/2040	$ 1,750	$ 2,050,073
Series 2018, Ref. RB	5.00%	09/01/2044	2,215	2,580,342
Series 2018, Ref. RB	4.00%	09/01/2048	4,390	4,790,368
Virginia Small Business Financing Authority (Transform 66 P3 Project); Series 2017, RB (m)	5.00%	12/31/2047	6,350	7,397,750
				152,281,162
Washington–1.73%
Greater Wenatchee (City of), WA Regional Events Center Public Facilities District; Series 2012 A, RB	5.50%	09/01/2042	6,720	6,942,163
King (County of), WA Public Hospital District No. 4;
Series 2015 A, RB	5.75%	12/01/2030	3,000	3,227,610
Series 2015 A, RB	6.00%	12/01/2035	2,685	2,885,059
Series 2015 A, RB	6.25%	12/01/2045	6,465	6,928,864
King (County of), WA Public Hospital District No. 4 (Snoqualmie Valley Hospital);
Series 2011, Ref. GO Bonds	6.75%	12/01/2031	500	524,130
Series 2011, Ref. GO Bonds	7.00%	12/01/2040	4,000	4,187,400
King (County of), WA Sewer Revenue; Series 2011 B, Ref. RB (b)	5.00%	01/01/2034	38,540	40,505,925
Port of Seattle Industrial Development Corp. (Delta Airlines); Series 2012, Ref. RB (m)	5.00%	04/01/2030	19,500	21,459,750
Skagit (County of), WA Public Hospital District No. 1 (Skagit Valley Hospital);
Series 2010, RB	6.00%	12/01/2030	3,160	3,323,846
Series 2010, RB	5.75%	12/01/2035	6,000	6,270,480
Washington (State of); Series 2019 A, GO Bonds (b)	5.00%	08/01/2042	9,000	11,255,400
Washington (State of) Convention Center Public Facilities District; Series 2018, RB (b)	5.00%	07/01/2048	27,000	32,896,800
Washington (State of) Health Care Facilities Authority (CommonSpirit Health); Series 2019 A-1, Ref. RB	4.00%	08/01/2044	3,000	3,324,360
Washington (State of) Higher Education Facilities Authority (Whitworth University); Series 2009, Ref. RB (c)(l)	5.63%	10/01/2019	3,415	3,426,372
Washington (State of) Housing Finance Commission (Bayview Manor Senior);
Series 2016 A, Ref. RB (g)	5.00%	07/01/2036	1,460	1,605,080
Series 2016 A, Ref. RB (g)	5.00%	07/01/2046	1,700	1,844,942
Series 2016 A, Ref. RB (g)	5.00%	07/01/2051	9,650	10,450,274
Washington (State of) Housing Finance Commission (Heron’s Key Senior Living);
Series 2015 A, RB (g)	7.00%	07/01/2045	2,150	2,332,041
Series 2015 A, RB (g)	7.00%	07/01/2050	1,500	1,623,105
Series 2015 B-1, RB (g)	5.50%	01/01/2024	3,765	3,767,523
Washington (State of) Housing Finance Commission (Judson Park); Series 2018, Ref. RB (g)	5.00%	07/01/2048	1,650	1,792,593
Washington (State of) Housing Finance Commission (Presbyterian Retirement Co.); Series 2016 A, Ref. RB (g)	5.00%	01/01/2046	2,250	2,502,360
Washington (State of) Housing Finance Commission (Presbyterian Retirement Communities Northwest); Series 2016 A, Ref. RB (g)	5.00%	01/01/2051	8,650	9,597,521
Washington (State of) Housing Finance Commission (Wesley Homes at Lea Hill);
Series 2016, Ref. RB (g)	5.00%	07/01/2041	2,000	2,161,720
Series 2016, Ref. RB (g)	5.00%	07/01/2046	1,000	1,074,600
				185,909,918
West Virginia–0.66%
Harrison (County of), WV Commission (Charles Pointe No. 2);
Series 2008 A, Ref. RB	7.00%	06/01/2035	3,340	3,252,692
Series 2013, Ref. RB (Acquired 02/15/2008; Cost $988,497)(d)(g)	7.00%	06/01/2035	1,000	500,000
Harrison (County of), WV County Commission (Charles Pointe Economic Opportunity Development District);
Series 2019 A, RB (g)	5.75%	06/01/2042	16,000	16,164,800
Series 2019 B, Ref. Tax Improvement RB (g)	7.50%	06/01/2042	6,140	6,185,252
Kanawha (County of), WV (The West Virginia State University Foundation); Series 2013, RB	6.75%	07/01/2045	5,650	6,168,388
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
42	Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
West Virginia–(continued)
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2017 A, Ref. RB (g)	5.75%	06/01/2043	$ 6,000	$ 6,642,240
West Virginia (State of) Economic Development Authority (Entsorga West Virginia LLC);
Series 2016, RB (g)(m)	7.25%	02/01/2036	10,965	11,154,365
Series 2018, RB (g)(m)	8.75%	02/01/2036	3,500	3,616,795
West Virginia (State of) Hospital Finance Authority (Thomas Health System);
Series 2008, RB (d)	6.00%	10/01/2020	720	453,600
Series 2008, RB (d)	6.50%	10/01/2038	14,000	8,820,000
Series 2008, RB (d)	6.75%	10/01/2043	13,150	8,284,500
				71,242,632
Wisconsin–4.88%
Public Finance Authority (American Dream at Meadowlands);
Series 2017, RB (g)	6.25%	08/01/2027	11,000	12,655,280
Series 2017, RB (g)	6.75%	08/01/2031	22,090	26,496,292
Series 2017, RB (g)	6.50%	12/01/2037	25,000	30,208,250
Series 2017, RB (g)	6.75%	12/01/2042	12,270	14,656,270
Public Finance Authority (Goodwill Industries of Southern Nevada, Inc.);
Series 2019 A, RB	5.50%	12/01/2038	4,117	4,531,986
Series 2019 A, RB	5.75%	12/01/2048	6,863	7,631,387
Public Finance Authority (KU Campus Development Corporation — Central District Development Project); Series 2016, RB (b)	5.00%	03/01/2041	24,000	28,487,760
Public Finance Authority (Mallard Creek Stem Academy); Series 2019 A, RB (g)	5.25%	06/15/2049	5,775	5,965,633
Public Finance Authority (Million Air Two LLC General Aviation Facilities); Series 2017, Ref. RB (g)(m)	7.13%	06/01/2041	12,100	13,690,908
Public Finance Authority (Minnesota College of Osteopathic Medicine); Series 2019 A-1, RB (g)	5.50%	12/01/2048	2,500	2,501,775
Public Finance Authority (National Gypsum Co.); Series 2014, Ref. RB (m)	5.25%	04/01/2030	4,000	4,447,200
Public Finance Authority (Southminster);
Series 2018, RB (g)	5.00%	10/01/2043	2,500	2,793,650
Series 2018, RB (g)	5.00%	10/01/2048	3,000	3,343,530
Series 2018, RB (g)	5.00%	10/01/2053	5,515	6,130,309
Public Finance Authority (WhiteStone); Series 2017, Ref. RB (g)	5.00%	03/01/2052	500	550,440
Superior (City of), WI (Superior Water, Light & Power Co.); Series 2007 B, RB (m)	5.75%	11/01/2037	4,000	4,012,440
Wisconsin (State of) Health & Educational Facilities Authority (American Baptist Homes of the Midwest Obligated Group); Series 2017, Ref. RB	5.00%	08/01/2039	3,190	3,457,418
Wisconsin (State of) Health & Educational Facilities Authority (AE Nursing Centers);
Series 2008, RB (d)	7.15%	12/31/2049	745	134,100
Series 2008, RB (d)	7.25%	12/31/2049	1,000	180,000
Wisconsin (State of) Health & Educational Facilities Authority (American Baptist Homes of the Midwest Obligated Group);
Series 2017, Ref. RB	5.00%	08/01/2027	2,000	2,231,140
Series 2017, Ref. RB	5.00%	08/01/2037	5,770	6,275,567
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Senior Credit Group); Series 2016 A, Ref. RB (b)	5.00%	11/15/2039	38,800	46,153,764
Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community);
Series 2017, Ref. RB	5.00%	06/01/2037	860	937,271
Series 2017, Ref. RB	5.00%	06/01/2041	955	1,035,612
Wisconsin (State of) Health & Educational Facilities Authority (Middleton Glen, Inc.);
Series 1998, RB	5.75%	10/01/2028	2,485	2,493,598
Series 1998, RB	5.90%	10/01/2028	305	305,299
Wisconsin (State of) Health & Educational Facilities Authority (Mile Bluff Medical Center, Inc.); Series 2014, RB	5.75%	05/01/2039	4,260	4,686,213
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
43	Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Health & Educational Facilities Authority (St. John’s Communities, Inc.);
Series 2009 A, RB (c)(l)	7.25%	09/15/2019	$ 4,000	$ 4,007,320
Series 2009 A, RB (c)(l)	7.63%	09/15/2019	1,000	1,001,950
Wisconsin (State of) Health & Educational Facilities Authority (Wisconsin Illinois Senior Housing, Inc.); Series 2013, RB (c)(l)	7.00%	08/01/2020	6,500	6,841,900
Wisconsin (State of) Public Finance Authority (Alabama Proton Therapy Center);
Series 2017 A, RB (g)	6.25%	10/01/2031	2,475	2,779,475
Series 2017 A, RB (g)	6.85%	10/01/2047	20,735	23,224,029
Series 2017 A, RB (g)	7.00%	10/01/2047	250	282,650
Wisconsin (State of) Public Finance Authority (American Dream at Meadowlands); Series 2017, RB (g)	7.00%	12/01/2050	21,000	25,368,000
Wisconsin (State of) Public Finance Authority (Bancroft Neurohealth);
Series 2016 A, RB (g)	5.00%	06/01/2036	4,225	4,581,294
Series 2016 A, RB (g)	5.13%	06/01/2048	8,000	8,609,920
Wisconsin (State of) Public Finance Authority (Delray Beach Radiation Therapy Center);
Series 2017 A, RB (g)	6.25%	11/01/2028	2,525	2,882,060
Series 2017 A, RB (g)	6.85%	11/01/2046	30,015	33,977,280
Series 2017 A, RB (g)	5.75%	12/31/2049	1,440	1,508,659
Series 2017 B, RB (d)(g)	8.50%	11/01/2046	8,000	7,600,000
Wisconsin (State of) Public Finance Authority (Explore Academy); Series 2018 A, RB (g)	6.13%	02/01/2048	4,285	4,490,123
Wisconsin (State of) Public Finance Authority (Glenridge Palmer Ranch);
Series 2011 A, RB (g)	7.00%	06/01/2020	125	129,016
Series 2011 A, RB (g)	7.75%	06/01/2028	7,980	8,828,912
Series 2011 A, RB (g)	8.00%	06/01/2035	10,150	11,243,053
Series 2011 A, RB (g)	8.25%	06/01/2046	4,000	4,440,360
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center);
Series 2018 A-1, RB (g)	6.25%	01/01/2038	5,500	5,926,525
Series 2018 A-1, RB (g)	6.38%	01/01/2048	24,615	26,431,587
Wisconsin (State of) Public Finance Authority (Mary’s Woods at Marylhurst);
Series 2017 A, Ref. RB (g)	5.25%	05/15/2037	1,000	1,139,520
Series 2017 A, Ref. RB (g)	5.25%	05/15/2042	1,230	1,389,101
Series 2017 A, Ref. RB (g)	5.25%	05/15/2047	1,225	1,378,652
Series 2017 A, Ref. RB (g)	5.25%	05/15/2052	3,300	3,704,712
Wisconsin (State of) Public Finance Authority (Million Air Two LLC General Aviation Facilities); Series 2017 A, RB (m)	7.25%	06/01/2035	6,965	7,925,613
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.);
Series 2018 A, RB	5.20%	12/01/2037	17,025	20,148,577
Series 2018 A, RB	5.35%	12/01/2045	27,500	32,428,550
Wisconsin (State of) Public Finance Authority (Rose Villa); Series 2014 A, RB (g)	6.00%	11/15/2049	2,500	2,755,775
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences);
Series 2012, RB	5.75%	04/01/2042	6,340	6,712,221
Series 2015, Ref. RB	5.88%	04/01/2045	6,400	7,187,712
Wisconsin (State of) Public Finance Authority (Voyager Foundation, Inc.);
Series 2012 A, RB	5.50%	10/01/2022	395	415,647
Series 2012 A, RB	6.00%	10/01/2032	1,475	1,631,040
Series 2012 A, RB	6.20%	10/01/2042	1,300	1,430,572
Wisconsin (State of) Public Finance Authority (Wittenberg University);
Series 2016, RB (g)	5.00%	12/01/2031	7,830	8,560,147
Series 2016, RB (g)	5.25%	12/01/2039	8,685	9,445,632
				526,400,676
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
44	Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wyoming–0.06%
West Park Hospital District (West Park Hospital);
Series 2011 A, RB	7.00%	06/01/2040	$ 4,890	$ 5,248,339
Series 2011, Ref. RB	7.00%	06/01/2035	1,085	1,167,612
				6,415,951
Total Municipal Obligations (Cost $10,966,671,431)				11,908,939,299
U.S. Dollar Denominated Bonds & Notes–0.00%
Texas–0.00%
Sears Tyler Methodist Retirement Corp. (Cost $0)(k)	2.00%	02/25/2048	135	0
TOTAL INVESTMENTS IN SECURITIES(t)–110.51% (Cost $10,966,671,431)				11,908,939,299
FLOATING RATE NOTE OBLIGATIONS–(11.61)%
Notes with interest and fee rates ranging from 1.82% to 2.27% at 08/31/2019 and contractual maturities of collateral ranging from 11/01/2023 to 10/15/2057 (See Note 1K)(u)				(1,250,705,000)
OTHER ASSETS LESS LIABILITIES–1.10%				118,101,347
NET ASSETS –100.00%				$ 10,776,335,646
Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RAC	– Revenue Anticipation Certificates
RAN	– Revenue Anticipation Notes
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SIFMA	– Securities Industry and Financial Markets Association
Sr.	– Senior
VRD	– Variable Rate Demand
Wts.	– Warrants
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
45	Invesco High Yield Municipal Fund

Notes to Schedule of Investments:
(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Fund’s use of leverage.
(b)	Underlying security related to TOB Trusts entered into by the Fund. See Note 1K.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Defaulted security. Currently, the issuer is partially or fully in default with respect to principal and/or interest payments. The aggregate value of these securities at August 31, 2019 was $354,403,713, which represented 3.29% of the Fund’s Net Assets.
(e)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(f)	Principal and/or interest payments are secured by the bond insurance company listed.
(g)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2019 was $1,707,612,123, which represented 15.85% of the Fund’s Net Assets.
(h)	Zero coupon bond issued at a discount.
(i)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2019.
(j)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(k)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(l)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(m)	Security subject to the alternative minimum tax.
(n)	Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $71,800,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.
(o)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(p)	Security subject to crossover refunding.
(q)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2019.
(r)	Restructured security not accruing interest income. The aggregate value of these securities at August 31, 2019 was $394,000, which represented less than 1% of the Fund’s Net Assets.
(s)	Interest rate is redetermined periodically based on current market interest rates. The rate shown is the rate in effect on August 31, 2019.
(t)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.
(u)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at August 31, 2019. At August 31, 2019, the Fund’s investments with a value of $2,198,392,640 are held by TOB Trusts and serve as collateral for the $1,250,705,000 in the floating rate note obligations outstanding at that date.
Portfolio Composition
By credit sector, based on total investments
As of August 31, 2019
Revenue Bonds	86.6%
General Obligation Bonds	9.0
Pre-Refunded Bonds	4.0
Other	0.4

Open Futures Contracts(a)
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation
Interest Rate Risk
U.S. Treasury 10 Year Notes	3,942	December-2019	$(519,235,313)	$300,164	$300,164

(a)	Futures contracts collateralized by $5,375,000 cash held with Goldman Sachs & Co. LLC, the futures commission merchant.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
46	Invesco High Yield Municipal Fund

Statement of Assets and Liabilities
August 31, 2019
(Unaudited)
Assets:
Investments in securities, at value (Cost $10,966,671,431)	$11,908,939,299
Deposits with brokers:
Cash collateral — exchange-traded futures contracts	5,375,000
Cash	8,688,113
Receivable for:
Investments sold	2,417,477
Investments matured, at value (Cost $13,575,408)	5,175,964
Fund shares sold	19,596,397
Interest	141,639,028
Investment for trustee deferred compensation and retirement plans	660,766
Other assets	196,007
Total assets	12,092,688,051
Liabilities:
Floating rate note obligations	1,250,705,000
Other investments:
Variation margin payable - futures contracts	369,563
Payable for:
Investments purchased	38,004,065
Dividends	16,812,897
Fund shares reacquired	5,709,446
Accrued fees to affiliates	3,711,123
Accrued trustees’ and officers’ fees and benefits	16,261
Accrued other operating expenses	276,487
Trustee deferred compensation and retirement plans	747,563
Total liabilities	1,316,352,405
Net assets applicable to shares outstanding	$ 10,776,335,646
Net assets consist of:
Shares of beneficial interest	$10,313,725,229
Distributable earnings	462,610,417
$ 10,776,335,646
Net Assets:
Class A	$ 6,325,107,260
Class C	$ 980,033,283
Class Y	$ 2,976,756,427
Class R5	$ 72,004
Class R6	$ 494,366,672
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	607,572,219
Class C	94,482,952
Class Y	285,413,304
Class R5	6,924
Class R6	47,561,995
Class A:
Net asset value per share	$ 10.41
Maximum offering price per share (Net asset value of $10.41 ÷ 95.75%)	$ 10.87
Class C:
Net asset value and offering price per share	$ 10.37
Class Y:
Net asset value and offering price per share	$ 10.43
Class R5:
Net asset value and offering price per share	$ 10.40
Class R6:
Net asset value and offering price per share	$ 10.39

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
47	Invesco High Yield Municipal Fund

Statement of Operations
For the six months ended August 31, 2019
(Unaudited)
Investment income:
Interest	$ 276,490,849
Expenses:
Advisory fees	25,563,242
Administrative services fees	710,173
Custodian fees	48,640
Distribution fees:
Class A	7,452,847
Class C	4,620,835
Interest, facilities and maintenance fees	14,492,017
Transfer agent fees — A, C and Y	3,570,620
Transfer agent fees — R5	22
Transfer agent fees — R6	29,093
Trustees’ and officers’ fees and benefits	78,502
Registration and filing fees	185,267
Reports to shareholders	178,160
Professional services fees	90,509
Other	61,311
Total expenses	57,081,238
Less: Expense offset arrangement(s)	(1,793)
Net expenses	57,079,445
Net investment income	219,411,404
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	(7,795,905)
Futures contracts	(35,597,371)
(43,393,276)
Change in net unrealized appreciation (depreciation) of:
Investment securities	579,393,886
Futures contracts	(1,244,553)
578,149,333
Net realized and unrealized gain	534,756,057
Net increase in net assets resulting from operations	$ 754,167,461
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
48	Invesco High Yield Municipal Fund

Statement of Changes in Net Assets
For the six months ended August 31, 2019 and the year ended February 28, 2019
(Unaudited)
	August 31, 2019	February 28, 2019
Operations:
Net investment income	$ 219,411,404	$ 406,488,704
Net realized gain (loss)	(43,393,276)	11,158,451
Change in net unrealized appreciation (depreciation)	578,149,333	(37,347,149)
Net increase in net assets resulting from operations	754,167,461	380,300,006
Distributions to shareholders from distributable earnings:
Class A	(130,340,702)	(248,183,225)
Class C	(16,776,756)	(47,103,255)
Class Y	(64,654,057)	(127,066,006)
Class R5	(4,476)	(13,790)
Class R6	(10,492,555)	(15,694,832)
Total distributions from distributable earnings	(222,268,546)	(438,061,108)
Share transactions–net:
Class A	450,762,901	229,372,990
Class C	70,659,506	(412,175,652)
Class Y	272,722,340	11,691,502
Class R5	(153,504)	(97,865)
Class R6	82,868,171	182,379,024
Net increase in net assets resulting from share transactions	876,859,414	11,169,999
Net increase (decrease) in net assets	1,408,758,329	(46,591,103)
Net assets:
Beginning of period	9,367,577,317	9,414,168,420
End of period	$10,776,335,646	$ 9,367,577,317
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
49	Invesco High Yield Municipal Fund

Statement of Cash Flows
For the six months ended August 31, 2019
(Unaudited)
Cash provided by operating activities:
Net increase in net assets resulting from operations	$ 754,167,461
Adjustments to reconcile the change in net assets from operations to net cash provided by operating activities:
Purchases of investments	(1,322,560,486)
Proceeds from sales of investments	542,463,989
Purchases of short-term investments, net	(38,273,393)
Amortization of premium on investment securities	15,175,836
Accretion of discount on investment securities	(33,418,215)
Decrease in receivables and other assets	8,498,202
Increase in accrued expenses and other payables	994,357
Decrease in variation margin - futures contracts	1,316,075
Net realized loss from investment securities	7,795,905
Net change in unrealized appreciation on investment securities	(579,393,886)
Decrease in cash collateral — exchange-traded futures contracts	200,000
Net cash provided by operating activities	(643,034,155)
Cash provided by (used in) financing activities:
Dividends paid to shareholders from distributable earnings	(97,897,610)
Decrease in payable for amount due custodian	(4,058,590)
Proceeds from shares of beneficial interest sold	1,474,674,050
Proceeds of TOB Trusts	45,730,000
Repayments of TOB Trusts	(38,115,000)
Disbursements from shares of beneficial interest reacquired	(728,610,582)
Net cash provided by (used in) financing activities	651,722,268
Net increase in cash and cash equivalents	8,688,113
Cash and cash equivalents at beginning of period	—
Cash and cash equivalents at end of period	$ 8,688,113
Non-cash financing activities:
Value of shares of beneficial interest issued in reinvestment of dividends paid to shareholders	$ 123,485,193
Supplemental disclosure of cash flow information:
Cash paid during the period for interest, facilities and maintenance fees	$ 14,492,017
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
50	Invesco High Yield Municipal Fund

Financial Highlights
August 31, 2019
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Six months ended 08/31/19	$ 9.87	$0.22	$ 0.54	$ 0.76	$(0.22)	$10.41	7.80%	$ 6,325,107	1.14% (d)	1.14% (d)	0.85% (d)	4.32% (d)	5%
Year ended 02/28/19	9.93	0.43	(0.02)	0.41	(0.47)	9.87	4.17	5,561,342	1.22	1.22	0.86	4.37	24
Year ended 02/28/18	9.87	0.52	0.01	0.53	(0.47)	9.93	5.46	5,360,001	1.06	1.06	0.89	5.17	14
Year ended 02/28/17	10.11	0.50	(0.24)	0.26	(0.50)	9.87	2.53	4,922,389	1.01	1.01	0.87	4.87	17
Year ended 02/29/16	10.06	0.52	0.03	0.55	(0.50)	10.11	5.62	4,838,666	0.93	0.93	0.86	5.22	14
Year ended 02/28/15	9.39	0.51	0.67	1.18	(0.51)	10.06	12.86	4,791,381	0.93	0.93	0.86	5.18	17
Class C
Six months ended 08/31/19	9.84	0.18	0.54	0.72	(0.19)	10.37	7.33	980,033	1.89 (d)	1.89 (d)	1.60 (d)	3.57 (d)	5
Year ended 02/28/19	9.89	0.36	(0.02)	0.34	(0.39)	9.84	3.52	860,988	1.97	1.97	1.61	3.62	24
Year ended 02/28/18	9.84	0.45	0.00	0.45	(0.40)	9.89	4.57	1,282,971	1.81	1.81	1.64	4.42	14
Year ended 02/28/17	10.07	0.42	(0.23)	0.19	(0.42)	9.84	1.86	1,175,513	1.76	1.76	1.62	4.12	17
Year ended 02/29/16	10.03	0.45	0.02	0.47	(0.43)	10.07	4.79 (e)	1,182,368	1.66 (e)	1.66 (e)	1.59 (e)	4.49 (e)	14
Year ended 02/28/15	9.36	0.43	0.68	1.11	(0.44)	10.03	12.06 (e)	1,220,444	1.67 (e)	1.67 (e)	1.60 (e)	4.44 (e)	17
Class Y
Six months ended 08/31/19	9.89	0.23	0.55	0.78	(0.24)	10.43	7.92	2,976,756	0.89 (d)	0.89 (d)	0.60 (d)	4.57 (d)	5
Year ended 02/28/19	9.94	0.46	(0.02)	0.44	(0.49)	9.89	4.54	2,557,003	0.97	0.97	0.61	4.62	24
Year ended 02/28/18	9.89	0.55	0.00	0.55	(0.50)	9.94	5.61	2,562,437	0.81	0.81	0.64	5.42	14
Year ended 02/28/17	10.12	0.52	(0.22)	0.30	(0.53)	9.89	2.89	1,867,338	0.76	0.76	0.62	5.12	17
Year ended 02/29/16	10.08	0.55	0.01	0.56	(0.52)	10.12	5.78	1,560,105	0.68	0.68	0.61	5.47	14
Year ended 02/28/15	9.41	0.54	0.67	1.21	(0.54)	10.08	13.12	1,346,986	0.68	0.68	0.61	5.43	17
Class R5
Six months ended 08/31/19	9.87	0.24	0.53	0.77	(0.24)	10.40	7.86	72	0.84 (d)	0.84 (d)	0.55 (d)	4.62 (d)	5
Year ended 02/28/19	9.92	0.46	(0.02)	0.44	(0.49)	9.87	4.51	215	0.99	0.99	0.63	4.60	24
Year ended 02/28/18	9.86	0.55	0.01	0.56	(0.50)	9.92	5.70	314	0.80	0.80	0.63	5.43	14
Year ended 02/28/17	10.11	0.52	(0.25)	0.27	(0.52)	9.86	2.64	631	0.80	0.80	0.66	5.08	17
Year ended 02/29/16	10.07	0.54	0.02	0.56	(0.52)	10.11	5.77	2,633	0.72	0.72	0.65	5.43	14
Year ended 02/28/15	9.41	0.53	0.67	1.20	(0.54)	10.07	13.01	2,851	0.68	0.68	0.61	5.43	17
Class R6
Six months ended 08/31/19	9.86	0.24	0.53	0.77	(0.24)	10.39	7.87	494,367	0.83 (d)	0.83 (d)	0.54 (d)	4.63 (d)	5
Year ended 02/28/19	9.91	0.46	(0.01)	0.45	(0.50)	9.86	4.59	388,029	0.92	0.92	0.56	4.67	24
Year ended 02/28/18(f)	9.90	0.50	(0.03)	0.47	(0.46)	9.91	4.76	208,446	0.74 (g)	0.74 (g)	0.57 (g)	5.49 (g)	14

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $5,929,874, $915,777, $2,787,167, $190 and $446,717 for Class A, Class C, Class Y, Class R5 and Class R6 shares, respectively.
(e)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.98% and 0.99% for the years ended February 29, 2016 and February 28, 2015.
(f)	Commencement date of April 04, 2017.
(g)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
51	Invesco High Yield Municipal Fund

Notes to Financial Statements
August 31, 2019
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco High Yield Municipal Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to seek federal tax-exempt current income and taxable capital appreciation.
The Fund currently consists of five different classes of shares: Class A, Class C, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for ten years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the tenth anniversary after a purchase of Class C shares.
As of the opening of business on September 6, 2019, the Fund has limited public sales of its shares to certain investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and
52	Invesco High Yield Municipal Fund

are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Cash and Cash Equivalents – For the purposes of the Statement of Cash Flows, the Fund defines Cash and Cash Equivalents as cash (including foreign currency), money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.
F.	Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
G.	Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
H.	Interest, Facilities and Maintenance Fees – Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees and other expenses associated with lines of credit and interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any.
I.	Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
J.	Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Fund is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
K.	Floating Rate Note Obligations – The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.
The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate
53	Invesco High Yield Municipal Fund

securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.
The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Fund’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.
Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Fund wherein the Fund, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Fund’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Fund, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Fund would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.
Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”). The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Fund has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Fund’s ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.
There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Fund in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Fund, and may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.
TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.
L.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties ("Counterparties") to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
M.	Other Risks – The Fund may invest in lower-quality debt securities, i.e., “junk bonds.” Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher-rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.
54	Invesco High Yield Municipal Fund

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.
There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
N.	Collateral —To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the "Adviser" or "Invesco"). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $300 million	0.60%
Next $300 million	0.55%
Over $600 million	0.50%
For the six months ended August 31, 2019, the effective advisory fees incurred by the Fund was 0.50%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has contractually agreed, through at least June 30, 2020, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y, Class R5 and Class R6 shares to 1.50%, 2.25%, 1.25%, 1.25% and 1.25%, respectively, of average daily net assets (the "expense limits"). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2020. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2019, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Also, Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as custodian and fund accountant and provides certain administrative services to the Fund.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2019, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A shares and Class C shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets and up to 1.00% of Class C average daily net assets. The fees are accrued daily and paid monthly.
With respect to Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses.
For the six months ended August 31, 2019, expenses incurred under these agreements are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2019, IDI advised the Fund that IDI retained $625,045 in front-end sales commissions from the sale of Class A shares and $42,877 and $12,816 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
55	Invesco High Yield Municipal Fund

NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of August 31, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$ —	$11,905,349,555	$3,589,744	$11,908,939,299
U.S. Dollar Denominated Bonds & Notes	—	—	0	0
Investments Matured	—	948,844	4,227,120	5,175,964
Total Investments in Securities	—	11,906,298,399	7,816,864	11,914,115,263
Other Investments - Assets*
Futures Contracts	300,164	—	—	300,164
Total Investments	$300,164	$ 11,906,298,399	$ 7,816,864	$11,914,415,427

*	Unrealized appreciation.
NOTE 4—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of August 31, 2019:
Value
Derivative Assets	Interest Rate Risk
Unrealized appreciation on futures contracts — Exchange-Traded(a)	$ 300,164
Derivatives not subject to master netting agreements	(300,164)
Total Derivative Assets subject to master netting agreements	$ -

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.
Effect of Derivative Investments for the six months ended August 31, 2019
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain (Loss) on Statement of Operations
Interest Rate Risk
Realized Gain (Loss):
Futures contracts	$(35,597,371)
56	Invesco High Yield Municipal Fund

Location of Gain (Loss) on Statement of Operations
Interest Rate Risk
Change in Net Unrealized Appreciation (Depreciation):
Futures contracts	$ (1,244,553)
Total	$ (36,841,924)
The table below summarizes the average notional value of derivatives held during the period.
Futures Contracts
Average notional value	$527,840,284
NOTE 5—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended August 31, 2019, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $1,793.
NOTE 6—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 7—Cash Balances and Borrowings
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.
Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended August 31, 2019 were $1,259,424,571 and 2.27%, respectively.
NOTE 8—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of February 28, 2019, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$181,638,615	$274,460,714	$456,099,329

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
57	Invesco High Yield Municipal Fund

NOTE 9—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2019 was $1,326,513,314 and $543,522,466, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$1,193,832,995
Aggregate unrealized (depreciation) of investments	(249,371,864)
Net unrealized appreciation of investments	$ 944,461,131
Cost of investments for tax purposes is $10,969,954,296.
NOTE 10—Share Information
	Summary of Share Activity
	Six months ended August 31, 2019(a)		Year ended February 28, 2019
	Shares	Amount	Shares	Amount
Sold:
Class A	63,243,856	$ 643,743,069	105,661,087	$1,041,022,411
Class C	17,322,037	175,716,816	11,363,795	111,808,569
Class Y	51,352,051	521,688,418	94,536,871	936,776,988
Class R5	499	5,000	7,632	74,810
Class R6	13,608,072	138,064,157	26,850,229	266,089,763
Issued as reinvestment of dividends:
Class A	6,814,667	69,563,848	14,447,108	142,926,007
Class C	1,007,905	10,252,241	2,855,598	28,160,284
Class Y	3,520,495	36,005,515	7,217,203	71,545,145
Class R5	108	1,100	470	4,660
Class R6	751,418	7,662,489	1,360,291	13,426,998
Automatic conversion of Class C shares to Class A shares:
Class A	4,406,550	44,854,213	-	-
Class C	(4,422,675)	(44,854,213)	-	-
Reacquired:
Class A	(30,246,282)	(307,398,229)	(96,761,632)	(954,575,428)
Class C	(6,955,898)	(70,455,338)	(56,357,428)	(552,144,505)
Class Y	(28,000,462)	(284,971,593)	(100,893,617)	(996,630,631)
Class R5	(15,468)	(159,604)	(17,970)	(177,335)
Class R6	(6,168,089)	(62,858,475)	(9,876,565)	(97,137,737)
Net increase in share activity	86,218,784	$ 876,859,414	393,072	$ 11,169,999

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 54% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
58	Invesco High Yield Municipal Fund

Calculating your ongoing Fund expenses
Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2019 through August 31, 2019.
Actual expenses
The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value (03/01/19)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (08/31/19)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/19)	Expenses Paid During Period[2]
Class A	$1,000.00	$1,078.00	$5.95	$ 1,019.41	$ 5.79	1.14%
Class C	1,000.00	1,073.30	9.85	1,015.63	9.58	1.89
Class Y	1,000.00	1,079.20	4.65	1,020.66	4.52	0.89
Class R5	1,000.00	1,078.60	4.39	1,020.91	4.27	0.84
Class R6	1,000.00	1,078.70	4.34	1,020.96	4.22	0.83

[1]	The actual ending account value is based on the actual total return of the Fund for the period March 1, 2019 through August 31, 2019, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/366 to reflect the most recent fiscal half year.
59	Invesco High Yield Municipal Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 10, 2019, the Board of Trustees (the Board or the Trustees) of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco High Yield Municipal Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc., Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2019. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). As part of a regularly scheduled basis of in-person Board meetings, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board took into account evaluations and reports that it received from the Investments Committee and Sub-Committees, as well as the information provided to such committees and the Board throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. This information is current as of June 10, 2019.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process oversight and structure, credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board also reviewed and considered the benefits to shareholders of investing in a fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business. The Board reviewed and

considered information about the resources that Invesco Advisers intends to continue to commit to managing the Invesco family of funds following Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2018 to the performance of funds in the Broadridge performance universe and against the Lipper High Yield Municipal Debt Funds Index. The Board noted that performance of Class A shares of the Fund was in the third quintile of its performance universe for the one year period, the second quintile for the three year period and the first quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one year period and above the performance of the Index for the three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

60                         Invesco High Yield Municipal Fund

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Class A shares of the Fund was above the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s actual and contractual management fees and total expense ratio were in the fourth, fifth and fifth quintiles of its expense group, respectively, and discussed with management reasons for such relative actual and contractual management fees and total expenses.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other similarly managed client accounts. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to certain other types of client accounts, including management of cash flows as a result of redemptions and purchases, necessary infrastructure such as officers, office space, technology, legal and distribution, oversight of service providers, costs and business risks associated with launching new funds and sponsoring and maintaining the product line, preparation of annual registration statement updates and financial information and compliance with federal and state laws and regulations.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund. The Board considered Invesco’s reinvestment in its business, including investments in business infrastructure and cybersecurity. The Board also considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board considered the methodology used for calculating profitability and noted the periodic review of such methodology by an independent consultant. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, extent and quality of the services provided. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.

Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the costs to the Fund of such investments. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to certain investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

61                         Invesco High Yield Municipal Fund

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Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.
Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
SEC file numbers: 811-07890 and 033-66242	Invesco Distributors, Inc.	VK-HYM-SAR-1

Semiannual Report to Shareholders	August 31, 2019
Invesco Intermediate Term Municipal Income Fund
Nasdaq:
A: VKLMX ■ C: VKLCX ■ Y: VKLIX ■ R6: VKLSX

2	Letters to Shareholders
3	Fund Performance
5	Schedule of Investments
27	Financial Statements
30	Financial Highlights
31	Notes to Financial Statements
38	Fund Expenses
39	Approval of Investment Advisory and Sub-Advisory Contracts
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 959-4246 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.
For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED    |    MAY LOSE VALUE    |    NO BANK GUARANTEE

Letters to Shareholders
Bruce Crockett
Dear Fellow Shareholders:
As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.
We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.
On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.
Sincerely,
Bruce L. Crockett
Independent Chair
Invesco Funds Board of Trustees

Andrew Schlossberg
Dear Shareholders:
This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.
Invesco’ s efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including performance, holdings and portfolio manager commentaries. You can access information about your account by completing a simple, secure online registration. To do so, select “Log In” on the right side of the homepage, and then select “Register for Individual Account Access.”
In addition to the resources accessible on our website, you can obtain timely updates to help you stay informed by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you with information you want, when and where you want it.
For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246.
All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.
Sincerely,
Andrew Schlossberg
Head of the Americas,
Senior Managing Director, Invesco Ltd.
2	Invesco Intermediate Term Municipal Income Fund

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, February 28, 2019 to August 31, 2019, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.
Class A Shares	5.73%
Class C Shares	5.26
Class Y Shares	5.77
Class R6 Shares	5.77
S&P Municipal Bond Index▼ (Broad Market Index)	5.92
S&P Municipal Bond 2-17 Years Investment Grade Index▼ (Style-Specific Index)	5.34
Lipper Intermediate Municipal Debt Funds Index■ (Peer Group Index)	5.19
Source(s): ▼RIMES Technologies Corp.; ■ Lipper Inc.
The S&P Municipal Bond Index is a broad, market value-weighted index that seeks to measure the performance of the US municipal bond market.
    The S&P Municipal Bond 2-17 Years Investment Grade Index seeks to measure the performance of investment grade US municipals with maturities between two and 17 years.
    The Lipper Intermediate Municipal Debt Funds Index is an unmanaged index considered representative of intermediate municipal debt funds tracked by Lipper.
    The Fund is not managed to track the performance of any particular index, including the indexes described here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.
    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.
For more information about your Fund
Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.
    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.
3	Invesco Intermediate Term Municipal Income Fund

Average Annual Total Returns
As of 8/31/19, including maximum applicable sales charges
Class A Shares
Inception (5/28/93)	4.55%
10 Years	4.00
5 Years	2.88
1 Year	4.88
Class C Shares
Inception (10/19/93)	4.13%
10 Years	3.49
5 Years	2.62
1 Year	5.67
Class Y Shares
Inception (8/12/05)	4.23%
10 Years	4.52
5 Years	3.67
1 Year	7.72
Class R6 Shares
10 Years	4.32%
5 Years	3.53
1 Year	7.73
Effective June 1, 2010, Class A, Class C and Class I shares of the predecessor fund, Van Kampen Intermediate Term Municipal Income Fund, advised by Van Kampen Asset Management were reorganized into Class A, Class C and Class Y shares, respectively, of Invesco Van Kampen Intermediate Term Municipal Income Fund (renamed Invesco Intermediate Term Municipal Income Fund). Returns shown above, prior to June 1, 2010, for Class A, Class C and Class Y shares are blended returns of the predecessor fund and Invesco Intermediate Term Municipal Income Fund. Share class returns will differ from the predecessor fund because of different expenses.
Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of the Fund’s and the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares.
The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of
Average Annual Total Returns
As of 6/30/19, the most recent calendar quarter end, including maximum applicable sales charges
Class A Shares
Inception (5/28/93)	4.49%
10 Years	4.12
5 Years	2.72
1 Year	3.07
Class C Shares
Inception (10/19/93)	4.07%
10 Years	3.60
5 Years	2.47
1 Year	3.92
Class Y Shares
Inception (8/12/05)	4.12%
10 Years	4.63
5 Years	3.51
1 Year	6.05
Class R6 Shares
10 Years	4.44%
5 Years	3.36
1 Year	5.96
taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class Y and Class R6 shares was 0.88%, 1.63%, 0.63% and 0.63%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class Y and Class R6 shares was 0.91%, 1.66%, 0.66% and 0.67%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
Class A share performance reflects the maximum 2.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class Y and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
The performance of the Fund’s share classes will differ primarily due to dif-
ferent sales charge structures and class expenses.
Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.
1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2020. See current prospectus for more information.
4	Invesco Intermediate Term Municipal Income Fund

Schedule of Investments
August 31, 2019
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–103.04%
Alabama–2.29%
Alabama (State of) Port Authority; Series 2017 A, Ref. RB (INS -AGM)(a)(b)	5.00%	10/01/2033	$ 3,500	$ 4,226,845
Alabaster (City of), AL Board of Education;
Series 2014 A, GO Wts. (INS -AGM)(b)	5.00%	09/01/2025	1,500	1,766,100
Series 2014 A, GO Wts. (INS -AGM)(b)	5.00%	09/01/2028	1,500	1,764,210
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging);
Series 2016, RB	5.25%	06/01/2025	100	108,467
Series 2016, RB	5.50%	06/01/2030	2,000	2,305,680
Lower Alabama Gas District (The); Series 2016 A, RB	5.00%	09/01/2034	5,000	6,657,250
Pell City (City of), AL Special Care Facilities Financing Authority (Noland Health Services, Inc.);
Series 2012, RB	5.00%	12/01/2021	2,250	2,434,185
Series 2016 A, RB	5.00%	12/01/2031	4,850	5,205,650
Southeast Alabama Gas Supply District (The) (No. 1);
Series 2018 B, RB (67% of 1 mo. USD LIBOR + 0.90%)(c)(d)	2.30%	04/01/2024	4,875	4,847,602
Series 2018 C, RB (SIFMA Municipal Swap Index + 0.65%)(c)(d)	1.93%	04/01/2024	1,625	1,606,540
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR (e)	4.50%	05/01/2032	2,500	2,846,050
UAB Medicine Finance Authority; Series 2019, RB	5.00%	09/01/2031	550	717,899
				34,486,478
Alaska–0.13%
Matanuska-Susitna (Borough of), AK (Goose Creek Correctional Center);
Series 2009, RB (INS -AGC)(b)	5.00%	09/01/2019	1,000	1,000,000
Series 2009, RB (c)(f)	5.50%	09/01/2019	1,000	1,000,000
				2,000,000
Arizona–3.35%
Arizona (State of) Health Facilities Authority (Scottsdale Lincoln Hospital); Series 2014, Ref. RB	5.00%	12/01/2032	3,400	3,961,374
Arizona (State of) Industrial Development Authority (Basis Schools); Series 2017 D, Ref. RB (e)	5.00%	07/01/2037	630	701,461
Arizona (State of) Industrial Development Authority (Great Laked Senior Living Community); Series 2019 A, RB	5.00%	01/01/2035	2,600	3,106,714
Arizona (State of) Industrial Development Authority (Pinecrest Academy of Nevada-Horizon, Inspirada and St. Rose Campus Projects); Series 2018 A, RB (e)	5.75%	07/15/2038	1,810	2,075,509
Glendale (City of), AZ Industrial Development Authority (Midwestern University); Series 2010, RB	5.00%	05/15/2026	2,000	2,051,160
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus); Series 2017, Ref. RB	5.00%	11/15/2028	2,105	2,345,012
La Paz (County of), AZ Industrial Development Authority (Charter School Solutions- Harmony Public Schools); Series 2018 A, RB	5.00%	02/15/2038	1,200	1,413,324
Maricopa County Pollution Control Corp. (Southern California Education Co.); Series 2000 B, Ref. RB	5.00%	06/01/2035	3,000	3,069,210
Peoria (City of), AZ Industrial Development Authority (Sierra Winds Life Care Community);
Series 2014, Ref. RB	5.00%	11/15/2024	2,025	2,092,169
Series 2014, Ref. RB	5.25%	11/15/2029	2,105	2,156,720
Phoenix (City of), AZ Industrial Development Authority (Great Hearts Academies); Series 2016, Ref. RB	5.00%	07/01/2036	1,000	1,125,320
Phoenix (City of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, RB (e)	5.75%	07/01/2024	1,000	1,082,280
Phoenix (City of), AZ Industrial Development Authority (Rowan University); Series 2012, RB	5.00%	06/01/2027	3,000	3,266,040
Pima (County of), AZ Industrial Development Authority (American Leadership Academy);
Series 2015, Ref. RB (e)	5.38%	06/15/2035	1,360	1,505,833
Series 2017, RB (e)	4.75%	06/15/2037	3,500	3,619,490
Pima (County of), AZ Industrial Development Authority (Desert Heights Charter School); Series 2014, Ref. RB	6.00%	05/01/2024	395	420,636
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5	Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona–(continued)
Pima (County of), AZ Industrial Development Authority (Edkey Charter Schools); Series 2013, Ref. RB	5.00%	07/01/2025	$ 750	$ 750,397
Pima (County of), AZ Industrial Development Authority (Grande Innovations Academy); Series 2018, RB (e)	5.00%	07/01/2033	2,245	2,351,525
Salt River Project Agricultural Improvement & Power District; Series 2016 A, Ref. RB	5.00%	01/01/2034	5,500	6,846,895
Verrado Community Facilities District No. 1;
Series 2013 A, Ref. GO Bonds (e)	5.00%	07/15/2020	700	712,005
Series 2013 A, Ref. GO Bonds (e)	5.00%	07/15/2021	485	501,010
Series 2013 A, Ref. GO Bonds (e)	5.00%	07/15/2022	570	595,616
Series 2013 A, Ref. GO Bonds (e)	5.00%	07/15/2023	825	871,769
Series 2013 B, GO Bonds (e)	5.00%	07/15/2023	365	385,692
Yavapai (County of), AZ Industrial Development Authority (Northern Arizona Healthcare System); Series 2011, Ref. RB	5.25%	10/01/2026	2,000	2,152,980
Yuma (City of), AZ Industrial Development Authority (Regional Medical Center); Series 2014 A, RB	5.00%	08/01/2025	1,000	1,165,210
				50,325,351
Arkansas–0.10%
Pulaski (County of), AR Public Facilities Board; Series 2014, RB	5.00%	12/01/2028	1,345	1,555,237
California–7.04%
California (County of), CA Tobacco Securitization Agency (Gold Country Settlement Funding Corp.); Series 2006, RB (g)	0.00%	06/01/2033	3,225	1,476,244
California (State of);
Series 2012 B, Ref. GO Bonds (SIFMA Municipal Swap Index + 1.15%)(d)	2.43%	05/01/2020	2,000	2,004,020
Series 2013 C, GO Bonds (70% of 1 mo. USD LIBOR + 0.70%)(c)(d)	2.16%	12/01/2020	4,000	4,013,120
Series 2015, Ref. GO Bonds	5.00%	03/01/2030	5,000	5,999,500
Series 2016 B, GO Bonds (70% of 1 mo. USD LIBOR + 0.76%)(c)(d)	2.22%	12/01/2021	2,000	2,014,620
California (State of) Housing Finance Agency; Series 2019 A-1, RB	4.25%	01/15/2035	2,000	2,395,440
California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2016 A, Ref. RB	5.00%	06/01/2036	1,000	1,167,050
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing Project); Series 2018, RB	5.00%	05/15/2035	5,000	6,187,900
California (State of) Municipal Finance Authority (Emerson College);
Series 2011, RB (c)(f)	5.00%	01/01/2022	1,230	1,347,846
Series 2011, RB	5.00%	01/01/2028	270	293,050
California (State of) Pollution Control Finance Authority; Series 2012, RB (a)(e)	5.00%	07/01/2027	7,000	7,683,200
California (State of) School Finance Authority (Alliance for College-Ready Public Schools); Series 2013 A, RB	5.25%	07/01/2023	860	927,828
California (State of) School Finance Authority (KIPP LA); Series 2014 A, RB	4.13%	07/01/2024	365	389,543
California (State of) Statewide Communities Development Authority (California Baptist University); Series 2017 A, Ref. RB (e)	5.00%	11/01/2032	1,135	1,362,670
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2014, RB	5.25%	12/01/2029	3,000	3,477,420
Series 2018 A, RB (e)	5.25%	12/01/2038	1,000	1,203,010
California (State of) Statewide Communities Development Authority (Southern California Presbyterian Homes); Series 2009, RB (e)(f)	6.25%	11/15/2019	135	136,401
California Public Finance Authority (Henry Mayo Newhall Hospital);
Series 2017, Ref. RB	5.00%	10/15/2031	1,070	1,259,743
Series 2017, Ref. RB	5.00%	10/15/2033	1,000	1,172,450
Corona-Norco Unified School District (Community Facilities District No. 98-1);
Series 2013, Ref. RB	5.00%	09/01/2021	810	874,379
Series 2013, Ref. RB	5.00%	09/01/2023	1,000	1,157,330
Fresno (City of), CA; Series 2010 A-1, RB	5.50%	06/01/2022	1,000	1,033,910
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6	Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Golden State Tobacco Securitization Corp.;
Series 2013 A, RB	5.00%	06/01/2021	$ 2,000	$ 2,137,800
Series 2017 A-1, Ref. RB	5.00%	06/01/2027	4,000	4,881,200
Series 2018A-1, Ref. RB	5.00%	06/01/2030	4,000	4,907,440
Irvine (City of), CA (Reassessment District No. 13-1);
Series 2013, RB	4.00%	09/02/2019	475	475,000
Series 2013, RB	5.00%	09/02/2020	450	468,225
Series 2013, RB	5.00%	09/02/2021	375	405,311
Series 2013, RB	5.00%	09/02/2022	710	794,518
Series 2013, RB	5.00%	09/02/2023	500	578,295
Lake Elsinore (City of), CA Public Financing Authority; Series 2015, Ref. RB	5.00%	09/01/2028	2,115	2,480,726
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport);
Series 2018 B, Ref. RB (a)	5.00%	05/15/2029	2,000	2,560,200
Series 2018 D, Ref. RB (a)	5.00%	05/15/2031	3,000	3,869,280
Series 2019 E, RB	5.00%	05/15/2031	905	1,195,324
Murrieta (City of), CA Public Financing Authority; Series 2012, Ref. RB	5.00%	09/01/2023	1,000	1,106,920
Oakland Unified School District (County of Alameda);
Series 2015 A, GO Bonds	5.00%	08/01/2028	1,000	1,210,010
Series 2015 A, GO Bonds	5.00%	08/01/2029	1,160	1,399,203
Oroville (City of), CA (Oroville Hospital); Series 2019, RB	5.25%	04/01/2034	2,000	2,480,500
Rancho Cordova (City of), CA Community Facilities District No. 2003-1 (Sunridge Anatolia);
Series 2012, Ref. RB	5.00%	09/01/2022	575	633,840
Series 2012, Ref. RB	5.00%	09/01/2023	450	494,658
San Buenaventura (City of), CA (Community Memorial Health System); Series 2011, RB	6.25%	12/01/2020	1,000	1,055,980
San Diego (County of), CA Regional Airport Authority; Series 2013 B, RB (a)	5.00%	07/01/2023	700	799,673
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Series 2011 C, Ref. RB (a)	5.00%	05/01/2023	2,000	2,124,800
Series 2019 D, Ref. RB	5.00%	05/01/2030	1,800	2,415,240
Series 2019 E, Ref. RB (a)	5.00%	05/01/2035	2,000	2,532,040
San Francisco (City & County of), CA Redevelopment Financing Authority (Mission Bay South Redevelopment); Series 2011 D, RB (c)(f)	6.63%	02/01/2021	500	540,335
San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency Community Facilities District No. 6 (Mission Bay South Public Improvements);
Series 2013 A, Ref. RB	5.00%	08/01/2027	750	821,947
Series 2013 B, RB	5.00%	08/01/2027	405	443,852
San Jose (City of), CA; Series 2011 A-1, RB (a)	5.25%	03/01/2026	2,000	2,122,280
San Luis Obispo (County of), CA Financing Authority (Lopez Dam Improvement); Series 2011 A, Ref. RB (INS -AGM)(b)	5.50%	08/01/2026	3,195	3,454,626
Santa Margarita Water District (Community Facilities District No. 2013-1);
Series 2013, RB	5.00%	09/01/2026	990	1,094,980
Series 2013, RB	5.13%	09/01/2027	1,150	1,275,787
Southern California Public Power Authority (Milford Wind Corridor); Series 2010 1, RB	5.00%	07/01/2024	2,000	2,026,580
Twin Rivers Unified School District (School Facility Bridge Funding Program); Series 2007, COP (INS -AGM)(b)(c)	3.20%	06/01/2020	4,245	4,251,749
West Contra Costa Unified School District (Election of 2005); Series 2008 B, GO Bonds	6.00%	08/01/2023	1,000	1,195,780
				105,810,773
Colorado–2.19%
Arkansas (State of) River Power Authority; Series 2018 A, Ref. RB	5.00%	10/01/2032	2,645	3,202,725
Arkansas River Power Authority; Series 2006, RB (f)	5.88%	10/01/2021	1,000	1,049,270
Centerra Metropolitan District No. 1 (In the City of Loveland); Series 2017, Ref. RB (e)	5.00%	12/01/2029	4,000	4,343,720
Colorado (State of) Health Facilities Authority (Christian Living Neighborhoods); Series 2016, Ref. RB	5.00%	01/01/2031	2,475	2,772,619
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7	Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Colorado (State of) Health Facilities Authority (CommonSpirit Health);
Series 2019 A-1, Ref. RB	5.00%	08/01/2032	$ 2,295	$ 2,900,742
Series 2019 A-2, Ref. RB	5.00%	08/01/2032	2,000	2,527,880
Colorado (State of) Health Facilities Authority (SCL Health System); Series 2019 A, Ref. RB	5.00%	01/01/2034	2,425	3,152,694
Colorado (State of) Health Facilities Authority (Sunny Vista Living Center);
Series 2015 A, Ref. RB (e)	5.00%	12/01/2025	550	574,827
Series 2015 A, Ref. RB (e)	5.50%	12/01/2030	750	798,758
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3); Series 2010, RB	5.00%	01/15/2022	850	870,527
Denver (City & County of), CO;
Series 2012 A, RB (a)	5.00%	11/15/2022	740	826,232
Series 2018 A, Ref. RB (a)	5.00%	12/01/2030	2,000	2,646,840
Series 2018 A-2, RB (g)	0.00%	08/01/2030	800	610,088
Series 2018 A-2, RB (g)	0.00%	08/01/2031	1,000	728,490
Denver (City & County of), CO (United Airlines, Inc.); Series 2017, Ref. RB (a)	5.00%	10/01/2032	3,000	3,307,260
Plaza Metropolitan District No. 1;
Series 2013, Ref. RB (e)	5.00%	12/01/2021	1,045	1,112,413
Series 2013, Ref. RB (e)	5.00%	12/01/2022	500	542,250
Prairie Center Metropolitan District No. 3; Series 2017 A, Ref. RB (e)	4.13%	12/15/2027	965	1,001,631
				32,968,966
Connecticut–1.87%
Connecticut (State of);
Series 2018 C, GO Bonds	5.00%	06/15/2027	3,000	3,772,050
Series 2019 A, GO Bonds	5.00%	04/15/2034	3,450	4,359,662
Series 2019 A, GO Bonds	5.00%	04/15/2035	1,150	1,448,425
Connecticut (State of) (Transportation Infrastructure); Series 2018, RB	5.00%	01/01/2030	3,500	4,393,130
Connecticut (State of) Development Authority (Aquarion Water Co.); Series 2011, RB (a)	5.50%	04/01/2021	1,000	1,056,760
Connecticut (State of) Health and Education Facilities Authority (Nuvance Health); Series 2019 A, Ref. RB	4.00%	07/01/2034	3,000	3,464,880
University of Connecticut;
Series 2016 A, RB	5.00%	03/15/2032	2,940	3,529,264
Series 2017 A, RB	5.00%	01/15/2030	5,000	6,167,550
				28,191,721
District of Columbia–0.90%
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, RB	5.00%	10/01/2030	2,250	2,355,547
Metropolitan Washington Airports Authority;
Series 2016 A, Ref. RB (a)	5.00%	10/01/2034	2,215	2,691,225
Series 2019 A, Ref. RB (a)	5.00%	10/01/2032	1,435	1,851,911
Series 2019 A, Ref. RB (a)	5.00%	10/01/2033	3,000	3,861,480
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement); Series 2010 A, RB (g)	0.00%	10/01/2037	5,000	2,813,900
				13,574,063
Florida–3.74%
Atlantic Beach (City of), FL (Fleet Landing);
Series 2013 A, Ref. RB	5.00%	11/15/2021	440	470,848
Series 2013 A, Ref. RB	5.00%	11/15/2022	375	412,373
Series 2013 A, Ref. RB	5.00%	11/15/2023	565	637,704
Series 2018 A, RB	5.00%	11/15/2038	1,100	1,283,623
Capital Trust Agency (H-Bay Ministries, Inc.- Superior Residences); Series 2018 B, RB	4.50%	07/01/2038	500	518,410
Capital Trust Agency (Sarasota-Manatee Jewish Housing Council, Inc.); Series 2017, Ref. RB (e)	5.00%	07/01/2032	2,045	2,223,529
Citizens Property Insurance Corp.; Series 2012 A-1, RB	5.00%	06/01/2022	2,000	2,208,560
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8	Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Citizens Property Insurance Corp. (Coastal Account); Series 2011 A-1, RB	5.00%	06/01/2020	$ 1,000	$ 1,028,640
Collier (County of), FL Industrial Development Authority (The Arlington of Naples); Series 2014 A, RB (e)	7.25%	05/15/2026	1,215	1,164,638
Florida (State of) Municipal Power Agency (St. Lucie); Series 2011 B, RB	5.00%	10/01/2026	2,000	2,146,640
Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2034	5,000	5,859,400
Florida (State of) Ports Financing Commission (State Transportation Trust Fund); Series 2011 A, Ref. RB	5.00%	10/01/2027	1,000	1,075,030
Florida Development Finance Corp. (Renaissance Charter School, Inc.); Series 2015, RB (e)	6.00%	06/15/2035	1,265	1,412,297
Florida Development Finance Corp. (Virgin Trains USA Passenger Rail); Series 2019 A, Ref. RB (a)(c)(e)	6.38%	01/01/2026	2,500	2,393,175
Highlands (County of), FL Health Facilities Authority (Trousdale Foundation Properties); Series 2018 A, RB	5.25%	04/01/2028	2,500	2,737,975
Manatee (County of), FL School District;
Series 2017, RB (INS -AGM)(b)	5.00%	10/01/2029	1,000	1,252,110
Series 2017, RB (INS -AGM)(b)	5.00%	10/01/2031	3,000	3,716,910
Series 2017, RB (INS -AGM)(b)	5.00%	10/01/2032	1,250	1,543,088
Martin (County of), FL Health Facilities Authority (Martin Memorial Medical Center);
Series 2012, RB (c)(f)	5.00%	11/15/2021	1,990	2,157,538
Series 2012, RB (c)(f)	5.50%	11/15/2021	1,670	1,828,667
Miami (City of), FL Health Facilities Authority (Miami Jewish Health System, Inc.);
Series 2017, Ref. RB	5.00%	07/01/2025	600	693,282
Series 2017, Ref. RB	5.00%	07/01/2026	1,135	1,336,655
Series 2017, Ref. RB	5.00%	07/01/2027	1,000	1,198,050
Miami-Dade (County of), FL Expressway Authority;
Series 2013 A, Ref. RB	5.00%	07/01/2022	2,000	2,199,480
Series 2016 A, Ref. RB	5.00%	07/01/2028	1,625	1,991,080
Miami-Dade (County of), FL Industrial Development Authority (Waste Management, Inc.); Series 2018 B, RB (SIFMA Municipal Swap Index + 0.80%)(a)(c)(d)	2.08%	11/01/2021	3,000	3,000,000
Orlando (City of) & Orange (County of), FL Expressway Authority; Series 2012, Ref. RB	5.00%	07/01/2023	1,000	1,105,910
Palm Beach (County of), FL Health Facilities Authority (BRRH Corp. Obligated Group); Series 2014, Ref. RB (c)(f)	5.00%	12/01/2024	4,000	4,674,680
Palm Beach (County of), FL Health Facilities Authority (Jupiter Medical Center, Inc.); Series 2013 A, RB	5.00%	11/01/2023	1,965	2,165,312
Reedy Creek Improvement District;
Series 2013 1, Ref. RB	5.00%	10/01/2021	885	954,242
Series 2013 1, Ref. RB	5.00%	10/01/2022	800	891,544
				56,281,390
Georgia–0.87%
Brookhaven Development Authority (Children’s Healthcare of Atlanta, Inc.); Series 2019 A, RB	5.00%	07/01/2031	330	431,680
Fulton (County of), GA Development Authority (Wellstar Health System, Inc.); Series 2017, RB	5.00%	04/01/2033	1,870	2,275,042
Macon-Bibb (County of), GA Urban Development Authority (Academy for Classical Education, Inc.); Series 2017 A, RB (e)	5.75%	06/15/2037	1,540	1,637,020
Metropolitan Atlanta Rapid Transit Authority; Series 2016 B, Ref. RB	5.00%	07/01/2032	7,150	8,793,284
				13,137,026
Guam–0.43%
Guam (Territory of) International Airport Authority; Series 2013 C, RB (a)	6.00%	10/01/2023	3,000	3,009,840
Guam (Territory of) Power Authority;
Series 2012 A, Ref. RB (INS -AGM)(b)	5.00%	10/01/2021	1,500	1,611,255
Series 2012 A, Ref. RB (INS -AGM)(b)	5.00%	10/01/2022	1,700	1,884,195
				6,505,290
Hawaii–0.87%
Hawaii (State of) Department of Budget & Finance; Series 2012, Ref. RB	5.00%	11/15/2027	1,000	1,127,010
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9	Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Hawaii–(continued)
Hawaii (State of) Department of Transportation (Airports Division);
Series 2013, COP (a)	5.00%	08/01/2021	$ 1,000	$ 1,067,150
Series 2013, COP (a)	5.00%	08/01/2022	2,000	2,201,020
Series 2013, COP (a)	5.00%	08/01/2023	1,250	1,412,837
Honolulu (City & County of), HI Wastewater System Revenue; Series 2015 A, Ref. RB (h)	5.00%	07/01/2031	6,000	7,200,960
				13,008,977
Idaho–0.16%
Idaho (State of) Housing & Finance Association; Series 2019, Ref. RB	5.00%	07/15/2035	1,900	2,437,966
Illinois–13.47%
Bartlett (Village of) ,IL (Quarry Redevelopment); Series 2016, Ref. RB	4.00%	01/01/2024	3,130	3,142,989
Bartlett (Village of), IL (Quarry Redevelopment); Series 2007, Ref. RB	5.60%	01/01/2023	715	715,837
Bolingbrook (Village of), IL Special Service Area No. 2005-1; Series 2019, Ref. RB	5.00%	03/01/2033	1,645	1,760,002
Chicago (City of) Metropolitan Water Reclamation District; Series 2011 B, GO Bonds (h)	5.00%	12/01/2024	3,000	3,249,750
Chicago (City of), IL;
Series 2003 B, Ref. GO Bonds	5.00%	01/01/2024	1,795	1,989,991
Series 2004, Ref. RB	5.00%	11/01/2028	3,000	3,606,090
Series 2007 A, Ref. GO Bonds (INS -NATL)(b)	5.00%	01/01/2032	215	215,686
Series 2008 C, Ref. RB	5.00%	01/01/2029	2,500	2,886,350
Series 2008 C, Ref. RB	5.00%	01/01/2030	1,500	1,724,595
Series 2010 A, Ref. GO Bonds (f)	5.00%	01/01/2029	2,500	2,535,700
Series 2011, COP	7.13%	05/01/2021	494	494,172
Series 2015 A, GO Bonds	5.38%	01/01/2029	5,000	5,711,100
Series 2017 A, Ref. GO Bonds	5.75%	01/01/2034	2,500	2,984,650
Series 2017 B, Ref. RB	5.00%	01/01/2033	3,000	3,557,130
Series 2019 A, GO Bonds	5.50%	01/01/2035	3,000	3,646,320
Chicago (City of), IL (188 West Randolph/Wells Redevelopment); Series 2014, COP (e)	6.84%	03/15/2033	2,227	2,228,291
Chicago (City of), IL (83rd/Stewart Redevelopment); Series 2013, COP (e)	7.00%	01/15/2029	1,208	1,209,084
Chicago (City of), IL (Metramarket Chicago); Series 2010 A, COP	6.87%	02/15/2024	617	617,675
Chicago (City of), IL (Midway Airport);
Series 2013 A, Ref. RB (a)	5.50%	01/01/2027	1,000	1,131,710
Series 2013 B, Ref. RB	5.00%	01/01/2025	1,000	1,122,120
Series 2014 A, Ref. RB (a)	5.00%	01/01/2023	3,000	3,351,780
Chicago (City of), IL (O’Hare International Airport);
Series 2015 A, Ref. RB (a)	5.00%	01/01/2029	6,000	7,026,660
Series 2017 D, RB (a)	5.00%	01/01/2031	1,000	1,212,280
Series 2017 D, RB (a)	5.00%	01/01/2032	1,000	1,207,810
Series 2017 D, RB (a)	5.00%	01/01/2033	2,000	2,410,380
Chicago (City of), IL (Roosevelt Square/ABLA Redevelopment); Series 2009 A, Ref. COP	7.13%	03/15/2022	371	371,037
Chicago (City of), IL Board of Education;
Series 2017 C, Ref. GO Bonds	5.00%	12/01/2030	2,000	2,314,920
Series 2018 A, Ref. GO Bonds (INS -AGM)(b)	5.00%	12/01/2027	1,500	1,832,880
Series 2018 A, Ref. GO Bonds (INS -AGM)(b)	5.00%	12/01/2030	1,000	1,228,500
Series 2018 A, Ref. GO Bonds (INS -AGM)(b)	5.00%	12/01/2031	1,250	1,528,425
Series 2018 C, Ref. GO Bonds	5.00%	12/01/2025	1,000	1,141,500
Chicago (City of), IL Metropolitan Water Reclamation District; Series 2015 C, GO Bonds (h)	5.00%	12/01/2027	7,000	8,231,090
Chicago (City of), IL Transit Authority; Series 2011, RB	5.25%	12/01/2027	1,000	1,079,380
Cook (County of), IL; Series 2018, Ref. RB	5.25%	11/15/2035	2,000	2,458,640
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10	Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of);
Series 2012 A, GO Bonds	5.00%	01/01/2027	$ 1,795	$ 1,900,815
Series 2012, Ref. GO Bonds (INS -AGM)(b)	5.00%	08/01/2022	1,250	1,358,100
Series 2013, GO Bonds	5.00%	07/01/2022	2,000	2,162,420
Series 2013, GO Bonds	5.50%	07/01/2027	2,295	2,552,774
Series 2014, GO Bonds	5.00%	02/01/2020	1,300	1,317,628
Series 2017 D, GO Bonds	5.00%	11/01/2024	2,000	2,243,160
Series 2018 A, GO Bonds	5.25%	05/01/2023	5,000	5,531,100
Series 2018 A, GO Bonds	6.00%	05/01/2027	2,000	2,488,620
Illinois (State of) Finance Authority (Advocate Health Care Network); Series 2008 A, Ref. RB	5.00%	11/01/2030	2,000	2,426,240
Illinois (State of) Finance Authority (Centegra Health System);
Series 2014 A, RB	5.00%	09/01/2026	1,000	1,182,680
Series 2014 A, RB	5.00%	09/01/2028	1,250	1,471,500
Illinois (State of) Finance Authority (Lutheran Home & Services); Series 2012, Ref. RB	5.00%	05/15/2022	1,010	1,047,410
Illinois (State of) Finance Authority (Park Place of Elmhurst);
Series 2016 B, RB	5.63%	05/15/2020	1,160	1,046,815
Series 2016, RB	2.00%	05/15/2055	271	8,123
Illinois (State of) Finance Authority (Peace Village); Series 2013, RB	6.25%	08/15/2028	1,505	1,638,930
Illinois (State of) Finance Authority (Rogers Park Montessori School); Series 2014, Ref. RB	5.00%	02/01/2024	395	414,398
Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2034	4,500	5,212,845
Illinois (State of) Finance Authority (Swedish Covenant Hospital); Series 2016 A, Ref. RB	5.25%	08/15/2030	5,000	6,010,700
Illinois (State of) Metropolitan Pier & Exposition Authority; Series 2002, RB (INS- AGM)(b)(g)	0.00%	12/15/2029	2,550	1,996,114
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2002 A, Ref. RB (INS -NATL)(b)(i)	5.70%	06/15/2023	1,295	1,474,617
Series 2002, RB (INS- NATL)(b)(g)	0.00%	12/15/2032	10,000	6,898,300
Series 2012 B, Ref. RB	5.00%	12/15/2022	5,010	5,467,463
Illinois (State of) Sports Facilities Authority;
Series 2019, Ref. RB	5.00%	06/15/2028	2,000	2,430,260
Series 2019, Ref. RB	5.00%	06/15/2029	1,000	1,226,250
Series 2019, Ref. RB	5.00%	06/15/2030	1,200	1,466,424
Illinois (State of) Toll Highway Authority;
Series 2014 D, Ref. RB (h)	5.00%	01/01/2024	12,500	14,443,000
Series 2016 A, Ref. RB	5.00%	12/01/2031	2,305	2,757,863
Lake County Community Consolidated School District No. 73 (Hawthorn); Series 2002, GO Bonds (f)(g)	0.00%	12/01/2021	330	321,196
Madison & Jersey Counties Community Unit School District No. 11 (Alton); Series 2002, GO Bonds (f)(g)	0.00%	12/01/2020	2,900	2,842,029
Manhattan (Village of), IL Special Service Area No. 2004-1 (Brookstone Springs); Series 2015, Ref. RB	4.25%	03/01/2024	975	995,719
Railsplitter Tobacco Settlement Authority;
Series 2010, RB	5.25%	06/01/2021	3,000	3,199,650
Series 2010, RB	5.38%	06/01/2021	525	561,162
Series 2017, RB	5.00%	06/01/2027	4,000	4,870,760
Series 2017, RB	5.00%	06/01/2028	2,000	2,427,260
Regional Transportation Authority;
Series 2002 A, RB (INS -AGM)(b)	6.00%	07/01/2027	2,700	3,582,684
Series 2018 B, RB (h)	5.00%	06/01/2031	3,800	4,750,608
Series 2018 B, RB (h)	5.00%	06/01/2032	3,995	4,978,010
Sales Tax Securitization Corp.;
Series 2017 A, Ref. RB	5.00%	01/01/2029	1,000	1,209,970
Series 2017 A, Ref. RB	5.00%	01/01/2030	1,000	1,201,240
Series 2018 A, Ref. RB	5.00%	01/01/2031	3,000	3,581,580
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11	Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Springfield (City of), IL;
Series 2015, Ref. RB	5.00%	03/01/2032	$ 2,000	$ 2,323,180
Series 2015, Ref. RB	5.00%	03/01/2033	3,500	4,058,950
University of Illinois; Series 2011 A, RB	5.00%	04/01/2026	3,425	3,613,238
				202,616,309
Indiana–0.89%
Northern Indiana Commuter Transportation District;
Series 2016, RB	5.00%	07/01/2027	1,800	2,219,346
Series 2016, RB	5.00%	07/01/2028	1,250	1,537,063
Valparaiso (City of), IN (Pratt Paper, LLC); Series 2013, RB (a)	5.88%	01/01/2024	925	1,018,508
Whiting (City of), IN (BP Products North America); Series 2019, Ref. RB (a)(c)	5.00%	06/05/2026	7,000	8,531,740
				13,306,657
Iowa–1.28%
Ames (City of), IA (Mary Greeley Medical Center); Series 2011, RB (c)(f)	5.50%	06/15/2020	2,255	2,330,791
Iowa (State of) Finance Authority (Iowa Fertilizer Co.);
Series 2013, RB (e)	5.88%	12/01/2026	2,565	2,696,277
Series 2013, Ref. RB (c)	5.25%	12/01/2033	2,990	3,211,738
Series 2019, Ref. RB	3.13%	12/01/2022	1,500	1,525,425
Iowa (State of) Finance Authority (Iowa Health System); Series 2018, Ref. RB (SIFMA Municipal Swap Index + 0.58%)(c)(d)(e)	1.86%	01/04/2024	3,715	3,715,037
Iowa (State of) Finance Authority (Mercy Medical Center);
Series 2012, RB	4.00%	08/15/2022	1,905	2,052,809
Series 2012, RB	4.00%	08/15/2023	1,200	1,291,512
Iowa (State of) Higher Education Loan Authority; Series 2006, Ref. VRD RB (LOC - Bank Of America N.A.)(j)(k)	1.24%	11/01/2036	300	300,000
Iowa (State of) Tobacco Settlement Authority; Series 2005 B, RB (i)	5.60%	06/01/2034	1,750	1,752,257
Iowa Student Loan Liquidity Corp.; Sr. Series 2011 A-2, RB (a)	5.50%	12/01/2025	360	371,538
				19,247,384
Kansas–0.61%
Kansas (State of) Development Finance Authority (Adventist Health System);
Series 2009, RB (c)(f)	5.50%	11/15/2019	20	20,166
Series 2009, RB	5.50%	11/15/2023	980	988,526
Kansas (State of) Development Finance Authority (University of Kansas Health System); Series 2011 H, RB	5.00%	03/01/2031	1,000	1,017,230
Kansas (State of) Municipal Energy Agency (Jameson Energy Center); Series 2013, RB	5.00%	07/01/2028	1,140	1,287,619
Lenexa (City of), KS (Lakeview Village, Inc.);
Series 2018 A, Ref. RB	5.00%	05/15/2029	1,210	1,394,138
Series 2018 A, Ref. RB	5.00%	05/15/2031	1,335	1,527,387
Wichita (City of), KS (Kansas Masonic Home); Series 2016 II-A, RB	5.25%	12/01/2036	1,500	1,650,435
Wichita (City of), KS (Presbyterian Manors, Inc.); Series 2018 I, Ref. RB	5.00%	05/15/2033	1,140	1,244,435
				9,129,936
Kentucky–2.42%
Kentucky (State of) Economic Development Finance Authority (Catholic Health Initiatives); Series 2011 B, RB (SIFMA Municipal Swap Index + 1.40%)(c)(d)(l)	2.68%	02/01/2025	1,430	1,451,407
Kentucky (State of) Economic Development Finance Authority (Masonic Home Independent Living II, Inc.); Series 2016 A, Ref. RB	5.00%	05/15/2021	525	544,793
Kentucky (State of) Economic Development Finance Authority (Masonic Home Independent Living); Series 2016 A, Ref. RB	5.00%	05/15/2036	2,000	2,175,140
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
12	Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kentucky–(continued)
Kentucky (State of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, RB	5.00%	07/01/2028	$ 1,500	$ 1,742,100
Series 2015 A, RB	5.00%	07/01/2030	3,000	3,463,830
Kentucky (State of) Economic Development Finance Authority (Owensboro Health, Inc.); Series 2017 A, Ref. RB	5.00%	06/01/2032	1,435	1,686,312
Kentucky (State of) Economic Development Finance Authority (Rosedale Green); Series 2015, Ref. RB	5.50%	11/15/2035	3,100	3,343,970
Kentucky (State of) Municipal Power Agency;
Series 2015 A, Ref. RB (INS -NATL)(b)	5.00%	09/01/2026	1,000	1,193,080
Series 2015 A, Ref. RB (INS -NATL)(b)	5.00%	09/01/2027	1,620	1,926,601
Series 2015 A, Ref. RB (INS -NATL)(b)	5.00%	09/01/2028	1,260	1,493,528
Kentucky (State of) Municipal Power Agency (Prairie State); Series 2016, Ref. RB (INS- NATL)(b)	5.00%	09/01/2031	5,000	6,010,300
Kentucky (State of) Municipal Power Agency (Prarie State);
Series 2019 A, Ref. RB	5.00%	09/01/2031	1,500	1,849,875
Series 2019 A, Ref. RB	5.00%	09/01/2032	1,600	1,963,440
Series 2019 A, Ref. RB	5.00%	09/01/2033	1,000	1,223,460
Kentucky (State of) Property & Building Commission (No. 108); Series 2015 A, Ref. RB	5.00%	08/01/2029	1,000	1,186,660
Kentucky (State of) Public Energy Authority; Series 2018 B, RB (c)	4.00%	01/01/2025	2,000	2,242,180
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.); Series 2016 A, Ref. RB	5.00%	10/01/2033	2,450	2,943,185
				36,439,861
Louisiana–1.70%
Louisiana (State of) Energy & Power Authority (Rodemacher Unit No. 2); Series 2013, RB	5.00%	01/01/2022	1,000	1,080,290
New Orleans (City of), LA;
Series 2014, Ref. RB	5.00%	12/01/2026	1,250	1,464,750
Series 2015, RB	5.00%	06/01/2030	500	588,950
Series 2015, RB	5.00%	12/01/2030	500	591,855
Series 2015, RB	5.00%	12/01/2031	1,750	2,064,527
Series 2015, RB	5.00%	06/01/2032	300	352,539
Series 2015, RB	5.00%	12/01/2032	1,000	1,177,480
Series 2015, RB	5.00%	06/01/2033	1,050	1,230,012
Series 2015, RB	5.00%	06/01/2034	1,000	1,167,810
Series 2015, RB	5.00%	12/01/2034	1,200	1,407,000
Series 2015, RB	5.00%	06/01/2035	500	582,095
Series 2015, RB	5.00%	12/01/2035	1,165	1,363,050
New Orleans (City of), LA Aviation Board;
Series 2015 B, RB (a)	5.00%	01/01/2027	1,750	2,045,960
Series 2015 B, RB (a)	5.00%	01/01/2029	1,805	2,098,836
New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolitdated Garage System); Series 2018 B, Ref. RB (INS -AGM)(b)	5.00%	10/01/2030	350	440,181
St. Tammany (Parish of), LA Public Trust Financing Authority (Christwood);
Series 2015, Ref. RB	5.00%	11/15/2024	1,250	1,352,388
Series 2015, Ref. RB	5.25%	11/15/2029	1,250	1,377,400
Tobacco Settlement Financing Corp.; Series 2013 A, Ref. RB	5.50%	05/15/2030	5,000	5,174,250
				25,559,373
Maryland–1.57%
Baltimore (City of), MD; Series 2017, Ref. RB	5.00%	09/01/2033	1,105	1,318,364
Howard (County of), MD (Downtown Columbia); Series 2017 A, RB (e)	4.13%	02/15/2034	1,000	1,064,280
Maryland (State of) Department of Transportation; Series 2017, RB	5.00%	09/01/2028	3,000	3,855,660
Maryland (State of) Health & Higher Educational Facilities Authority (Adventist Healthcare); Series 2011 A, RB	6.00%	01/01/2026	4,500	4,970,340
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
13	Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland–(continued)
Maryland (State of) Health & Higher Educational Facilities Authority (Charlestown Community); Series 2010, RB (c)(f)	5.50%	01/01/2021	$ 1,000	$ 1,056,880
Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health); Series 2011, RB (c)(f)	6.00%	07/01/2021	535	581,615
Maryland Economic Development Corp. (AFCO Cargo BWI II, LLC); Series 2017, Ref. RB (a)(e)	4.00%	07/01/2024	1,595	1,718,613
Maryland Economic Development Corp. (Purple Line Light Rail);
Series 2016 D, RB (a)	5.00%	03/31/2036	2,600	3,021,980
Series 2016, RB (a)	5.00%	09/30/2029	2,100	2,498,181
Maryland Economic Development Corp. (Transportation Facilities); Series 2010 A, RB (f)	5.13%	06/01/2020	710	730,988
Mayor & Council of Rockville (The) (Ingleside at King Farm); Series 2017 C-2, RB	3.00%	11/01/2025	2,750	2,767,682
				23,584,583
Massachusetts–0.76%
Massachusetts (Sate of) Bay Transportation Authority; Series 2006 A, RB	5.25%	07/01/2031	1,330	1,875,859
Massachusetts (State of) Department of Transportation (Contract Assistance); Series 2018 A, Ref. RB	5.00%	01/01/2029	495	656,796
Massachusetts (State of) Development Finance Agency;
Series 2019 A, Ref. RB	5.00%	07/01/2031	1,530	1,914,458
Series 2019 A, Ref. RB	5.00%	07/01/2032	2,115	2,637,891
Massachusetts (State of) Development Finance Agency (Carleton Willard Village); Series 2010, RB	5.25%	12/01/2025	650	656,591
Massachusetts (State of) Development Finance Agency (Newbridge Charles, Inc.); Series 2017, Ref. RB (e)	5.00%	10/01/2037	1,500	1,675,935
Massachusetts (State of) Development Finance Agency (Sabis International Charter School); Series 2009 A, RB (c)(f)	6.70%	10/15/2019	500	503,215
Massachusetts (State of) Development Finance Agency (Suffolk University); Series 2017, Ref. RB	5.00%	07/01/2034	1,000	1,205,480
Massachusetts (State of) Water Resources Authority; Series 2007 B, Ref. RB (INS -AGM)(b)	5.25%	08/01/2025	300	373,047
				11,499,272
Michigan–4.22%
Charyl Stockwell Academy; Series 2015, Ref. RB	4.88%	10/01/2023	270	277,260
Detroit (City of), MI Downtown Development Authority;
Series 2018 A, Ref. RB (INS -AGM)(b)	5.00%	07/01/2030	700	801,402
Series 2018 A, Ref. RB (INS -AGM)(b)	5.00%	07/01/2032	2,000	2,278,500
East Lansing School District; Series 2017 I, GO Bonds	5.00%	05/01/2033	2,000	2,478,980
Great Lakes Water Authority; Series 2018 B, Ref. RB	5.00%	07/01/2029	3,000	3,967,530
Michigan (State of) Buillding Authority (Facilities Program); Series 2015 I, Ref. RB	5.00%	04/15/2031	5,000	6,043,350
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 D-2, Ref. RB (INS -AGM)(b)	5.00%	07/01/2026	9,000	10,606,140
Series 2014 D-4, Ref. RB	5.00%	07/01/2029	5,000	5,874,300
Michigan (State of) Finance Authority (Henry Ford Health System); Series 2016, Ref. RB	5.00%	11/15/2028	2,000	2,467,620
Michigan (State of) Finance Authority (Local Government Loan Program); Series 2014 F, Ref. RB	4.50%	10/01/2029	5,000	5,493,650
Michigan (State of) Finance Authority (Mclaren Health Care); Series 2015 D-2, Ref. RB (68% of 1 mo. USD LIBOR + 0.75%)(c)(d)	2.16%	10/15/2020	2,500	2,506,775
Michigan (State of) Finance Authority (Trinity Health Credit Group); Series 2017 A, Ref. RB	5.00%	12/01/2034	2,000	2,489,540
Michigan (State of) Finance Authority (Trinity Health); Series 2015, RB (67% of 1 mo. USD LIBOR + 0.54%)(c)(d)	1.93%	12/01/2020	3,500	3,516,835
Michigan (State of) Finance Authority (Wayne (County of) Criminal Justice Center); Series 2018, RB	5.00%	11/01/2029	1,500	1,934,760
Michigan (State of) Strategic Fund (Holland Home Obligated Group); Series 2019, Ref. RB	5.00%	11/15/2034	1,810	2,126,460
Michigan (State of) Tobacco Settlement Finance Authority; Series 2007 A, RB	6.00%	06/01/2048	3,000	3,015,060
Star International Academy; Series 2012, Ref. RB	5.00%	03/01/2033	2,075	2,126,253
Summit Academy North;
Series 2016, Ref. RB	4.00%	11/01/2021	1,000	1,014,220
Series 2016, Ref. RB	5.00%	11/01/2031	1,665	1,706,991
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
14	Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan–(continued)
Wayne (County of), MI Airport Authority (Detroit Metropolitan Airport); Series 2012 D, Ref. RB (a)	5.00%	12/01/2028	$ 2,500	$ 2,766,675
				63,492,301
Minnesota–0.86%
Maple Grove (City of), MN (Maple Grove Hospital Corp.);
Series 2017, Ref. RB	5.00%	05/01/2031	500	609,705
Series 2017, Ref. RB	5.00%	05/01/2032	1,600	1,942,448
Minnesota (State of) Higher Education Facilities Authority (Bethel University); Series 2017, Ref. RB	5.00%	05/01/2032	1,750	2,086,157
Minnesota (State of) Higher Education Facilities Authority (Concordia University, St. Paul); Series 2007 Six-Q, VRD RB (LOC-U.S. Bank N.A.)(j)(k)	1.31%	04/01/2037	3,300	3,300,000
St. Louis Park (City of), MN (Place Via Sol); Series 2018, Ref. RB (c)(e)	6.00%	07/01/2027	1,250	1,321,738
St. Paul (City of), MN Housing & Redevelopment Authority (High School for Recording Arts); Series 2015, RB	5.13%	10/01/2023	280	291,729
Woodbury (City of), MN Housing & Redevelopment Authority (St. Therese of Woodbury);
Series 2014, RB	2.90%	12/01/2019	455	455,783
Series 2014, RB	3.15%	12/01/2020	620	627,012
Series 2014, RB	3.60%	12/01/2021	225	231,399
Series 2014, RB	4.00%	12/01/2022	490	514,294
Series 2014, RB	4.00%	12/01/2023	300	317,994
Series 2014, RB	4.00%	12/01/2024	175	186,398
Series 2014, RB	5.00%	12/01/2029	1,000	1,087,190
				12,971,847
Mississippi–0.17%
Mississippi (State of) Hospital Equipment & Facilities Authority (Forrest Co. General Hospital);
Series 2019 B, Ref. RB	5.00%	01/01/2029	1,000	1,262,480
Series 2019 B, Ref. RB	5.00%	01/01/2030	1,000	1,279,860
				2,542,340
Missouri–1.90%
Bridgeton (City of), MO Industrial Development Authority (Sarah Community);
Series 2013, Ref. RB	4.00%	05/01/2024	500	500,145
Series 2013, Ref. RB	4.50%	05/01/2028	1,500	1,500,615
Cape Girardeau (County of), MO Industrial Development Authority; Series 2017, Ref. RB	5.00%	03/01/2029	100	119,530
Cape Girardeau (County of), MO Industrial Development Authority (South Eastern Health); Series 2017 A, Ref. RB	5.00%	03/01/2036	3,000	3,489,420
Kansas City (City of), MO; Series 2017 C, Ref. RB	5.00%	09/01/2032	1,850	2,287,784
Kansas City (City of), MO Industrial Development Authority (Downtown Redevelopment District);
Series 2011 A, Ref. RB	5.50%	09/01/2023	1,000	1,082,280
Series 2011 A, Ref. RB	5.50%	09/01/2024	2,000	2,163,320
Series 2011 A, Ref. RB	5.50%	09/01/2028	2,000	2,161,680
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport); Series 2019 B, RB (a)	5.00%	03/01/2035	1,000	1,259,980
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights); Series 2017, Ref. RB	5.25%	05/15/2032	2,685	3,115,379
Manchester (City of), MO (Highway 141/Manchester Road); Series 2010, Ref. RB	6.00%	11/01/2025	135	135,121
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Service); Series A, RB	5.00%	02/01/2029	1,100	1,265,264
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services);
Series 2016 B, Ref. RB	5.00%	02/01/2032	1,000	1,151,300
Series 2016, Ref. RB	5.00%	02/01/2033	1,305	1,499,602
Missouri (State of) Joint Municipal Electric Utility Commission (Iatan 2); Series 2014 A, Ref. RB	5.00%	01/01/2029	2,000	2,303,680
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie Street);
Series 2015 A, Ref. RB	5.00%	06/01/2027	1,500	1,800,315
Series 2015 A, Ref. RB	5.00%	12/01/2027	640	766,739
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
15	Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri–(continued)
St. Louis (County of), MO Industrial Development Authority (Friendship Village of Sunset Hills);
Series 2012, RB	4.50%	09/01/2023	$ 340	$ 364,565
Series 2012, RB	5.00%	09/01/2032	1,490	1,602,078
				28,568,797
Nebraska–1.44%
Central Plains Energy Project; Series 2014, Ref. RB (c)	5.00%	12/01/2019	3,445	3,474,627
Central Plains Energy Project (No. 3);
Series 2012, RB (m)	5.00%	09/01/2032	5,000	5,454,800
Series 2012, RB (m)	5.25%	09/01/2037	5,000	5,503,300
Lincoln (County of), NE Hospital Authority No. 1 (Great Plains Regional Medical Center);
Series 2012, Ref. RB	4.00%	11/01/2022	720	758,102
Series 2012, Ref. RB	5.00%	11/01/2023	500	536,325
Public Power Generation Agency (Whelan Energy Center Unit 2); Series 2016 A, Ref. RB	5.00%	01/01/2034	5,000	5,976,300
				21,703,454
Nevada–0.32%
Carson City (City of), NV (Carson-Tahoe Regional Medical Center); Series 2012, Ref. RB	5.00%	09/01/2027	1,000	1,100,240
Clark (County of), NV (Special Improvement District No. 159);
Series 2015, RB	5.00%	08/01/2026	150	168,634
Series 2015, RB	5.00%	08/01/2029	1,355	1,512,356
Series 2015, RB	5.00%	08/01/2031	1,490	1,654,466
Series 2015, RB	5.00%	08/01/2032	365	403,621
				4,839,317
New Hampshire–0.11%
New Hampshire (State of) Health & Education Facilities Authority (Southern New Hampshire University); Series 2012, RB	5.00%	01/01/2027	1,500	1,620,075
New Jersey–6.51%
Garden State Preservation Trust; Series 2005 A, RB (INS -AGM)(b)	5.75%	11/01/2028	2,000	2,574,020
Gloucester (County of), NJ Pollution Control Financing Authority (Logan); Series 2014 A, Ref. PCR (a)	5.00%	12/01/2024	4,000	4,383,160
New Jersey (State of) Economic Development Authority;
Series 2005 N-1, Ref. RB (INS- NATL)(b)(h)(n)	5.50%	09/01/2022	7,500	8,335,350
Series 2012, Ref. RB	5.00%	06/15/2023	2,000	2,178,400
Series 2012, Ref. RB	5.00%	06/15/2025	3,050	3,309,494
Series 2017 A, Ref. RB (INS -BAM)(b)	5.00%	07/01/2028	5,035	6,204,731
Series 2017 DDD, RB	5.00%	06/15/2031	3,670	4,356,143
New Jersey (State of) Economic Development Authority (Paterson Charter School for Science and Technology, Inc.);
Series 2012 C, RB	5.00%	07/01/2022	845	861,469
Series 2012 C, RB	5.00%	07/01/2032	475	481,332
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement);
Series 2013, RB (a)	5.00%	07/01/2021	425	451,673
Series 2013, RB (a)	5.50%	01/01/2026	1,390	1,615,778
Series 2013, RB (a)	5.50%	01/01/2027	2,130	2,471,013
Series 2013, RB (a)	5.00%	01/01/2028	1,000	1,137,110
New Jersey (State of) Health Care Facilities Financing Authority (Meridian Health System Obligated Group);
Series 2011, Ref. RB	5.00%	07/01/2025	1,500	1,656,210
Series 2011, Ref. RB	5.00%	07/01/2027	2,000	2,202,420
New Jersey (State of) Health Care Facilities Financing Authority (Princeton Healthcare System);
Series 2016, Ref. RB	5.00%	07/01/2030	1,200	1,473,444
Series 2016, Ref. RB	5.00%	07/01/2031	1,000	1,221,980
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
16	Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
New Jersey (State of) Health Care Facilities Financing Authority (St. Clare’s Hospital, Inc.); Series 2004 A, Ref. RB (f)	5.25%	07/01/2020	$ 1,000	$ 1,034,310
New Jersey (State of) Higher Education Student Assistance Authority; Series 2018 B, Ref. RB (a)	5.00%	12/01/2025	2,250	2,692,080
New Jersey (State of) Transportation Trust Fund Authority;
Series 2010 D, RB	5.25%	12/15/2023	4,000	4,604,760
Series 2013 AA, RB	5.00%	06/15/2021	5,270	5,618,769
Series 2014, RN (SIFMA Municipal Swap Index + 1.00%)(c)(d)	2.28%	12/15/2019	2,500	2,500,750
Series 2018 A, Ref. RB	5.00%	12/15/2032	5,000	6,068,450
Series 2018 A, Ref. RN	5.00%	06/15/2023	2,500	2,822,225
Series 2018 A, Ref. RN (h)(n)	5.00%	06/15/2029	4,500	5,389,470
Series 2018 A, Ref. RN (h)(n)	5.00%	06/15/2030	2,000	2,382,220
North Hudson Sewerage Authority;
Series 2012 A, Ctfs. (c)(f)	5.00%	06/01/2022	90	99,685
Series 2012 A, Ctfs.	5.00%	06/01/2024	515	562,993
Salem (County of), NJ Pollution Control Financing Authority (Chambers); Series 2014 A, Ref. PCR (a)	5.00%	12/01/2023	5,000	5,434,750
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2029	2,500	3,093,050
Series 2018 A, Ref. RB	5.00%	06/01/2030	5,000	6,146,000
Series 2018 A, Ref. RB	5.00%	06/01/2031	3,750	4,582,012
				97,945,251
New Mexico–0.19%
Farmington (City of), NM (Public Service Co. of New Mexico San Juan); Series 2010 A, Ref. PCR (c)	5.20%	06/01/2020	1,700	1,747,974
New Mexico (State of) Hospital Equipment Loan Council (Haverland Charter Lifestyle Group); Series 2013, RB	4.00%	07/01/2022	1,010	1,045,855
				2,793,829
New York–7.68%
Build NYC Resource Corp. (Pratt Paper, Inc.);
Series 2014, Ref. RB (a)(e)	3.75%	01/01/2020	185	186,262
Series 2014, Ref. RB (a)(e)	4.50%	01/01/2025	1,000	1,116,830
Long Island (City of), NY Power Authority; Series 2014 A, Ref. RB	5.00%	09/01/2034	4,000	4,672,600
Metropolitan Transportation Authority;
Subseries 2005 D-2, VRD RB (LOC -Landesbank Hessen-Thueringen Girozentrale)(j)(k)	1.18%	11/01/2035	900	900,000
Subseries 2012 G-4, Ref. RB (67% of 1 mo. USD LIBOR + 0.55%)(c)(d)	1.95%	11/01/2022	2,985	2,971,717
Subseries 2014 D-2, RB (SIFMA Municipal Swap Index + 0.45%)(c)(d)	1.73%	11/15/2022	3,500	3,493,910
Metropolitan Transportation Authority (Green Bonds); Series 2017 C-2, Ref. RB (g)	0.00%	11/15/2029	1,000	810,580
New York & New Jersey (States of) Port Authority;
Two Hundred Second Series 2017, Ref. RB (a)	5.00%	10/15/2035	3,000	3,673,860
Two Hundred Seventh Series 2018, Ref. RB (a)(h)	5.00%	09/15/2028	9,000	11,577,600
New York (City of), NY; Series 2016 E, Ref. GO Bonds	5.00%	08/01/2027	5,000	6,285,150
New York (City of), NY Municipal Water Finance Authority; Subseries 2012 A-1, VRD RB (j)	1.25%	06/15/2044	1,000	1,000,000
New York (City of), NY Transitional Finance Authority;
Series 2018 S-2A, Ref. RB	5.00%	07/15/2034	5,000	6,368,250
Series 2019 C1, RB	4.00%	11/01/2036	5,000	5,919,500
Subseries 2014 D-4, VRD RB (j)	1.26%	02/01/2044	2,495	2,495,000
New York (State of) Dormitory Authority;
Series 2019 A, RB	5.00%	10/01/2033	1,350	1,698,610
Series 2019 A, Ref. RB	5.00%	03/15/2037	3,000	3,842,550
New York (State of) Dormitory Authority (Montefiore Obligated Group);
Series 2018 A, Ref. RB	5.00%	08/01/2028	1,755	2,250,805
Series 2018 A, Ref. RB	5.00%	08/01/2030	2,420	3,056,145
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
17	Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Dormitory Authority (Orange Regional Medical Center);
Series 2017, Ref. RB (e)	5.00%	12/01/2033	$ 2,000	$ 2,396,820
Series 2017, Ref. RB (e)	5.00%	12/01/2034	1,000	1,193,430
New York (State of) Thruway Authority;
Series 2018 L, Ref. RB	5.00%	01/01/2030	500	645,080
Series 2018 L, Ref. RB	5.00%	01/01/2031	1,000	1,281,640
New York Transportation Development Corp. (American Airlines, Inc.); Series 2016, Ref. RB (a)	5.00%	08/01/2026	5,000	5,300,200
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminal C&D Redevelopment);
Series 2018, RB (a)	5.00%	01/01/2029	10,545	13,031,089
Series 2018, RB (a)	5.00%	01/01/2032	5,000	6,092,550
Series 2018, RB (a)	5.00%	01/01/2036	2,500	3,020,450
Niagara Falls (City of), NY; Series 1994, GO Bonds (f)	6.90%	03/01/2020	5	5,021
Rockland Tobacco Asset Securitization Corp.; Series 2001, RB	5.63%	08/15/2035	2,770	2,838,696
Syracuse (City of), NY Industrial Development Agency (Carousel Center); Series 2016 A, Ref. RB (a)	5.00%	01/01/2032	1,250	1,390,963
Triborough Bridge & Tunnel Authority; Subseries 2016 B-4A, Ref. RB (67% of 1 mo. USD LIBOR + 0.70%)(c)(d)	2.10%	02/01/2021	5,500	5,533,825
Triborough Bridge & Tunnel Authority (MTA Bridges and Tunnels); Series 2018 D, RB (67% of SOFR + 0.50%)(c)(d)	1.95%	10/01/2020	5,000	5,015,300
TSASC, Inc.;
Series 2017 A, Ref. RB	5.00%	06/01/2032	2,000	2,396,560
Series 2017 A, Ref. RB	5.00%	06/01/2033	1,500	1,792,620
Series 2017 A, Ref. RB	5.00%	06/01/2034	1,000	1,190,160
				115,443,773
North Carolina–2.31%
Charlotte (City of) & Mecklenburg (County of), NC Hospital Authority (Carolinas HealthCare System); Series 2018 E, Ref. RB (SIFMA Municipal Swap Index + 0.45%)(c)(d)	1.73%	12/01/2021	3,000	2,996,340
Charlotte (City of), NC (Charlotte Douglas International Airport);
Series 2017 A, RB	5.00%	07/01/2034	750	938,437
Series 2017 A, RB	5.00%	07/01/2035	1,000	1,247,850
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health); Series 2018 H, VRD RB (j)	1.22%	01/15/2048	7,500	7,500,000
New Hanover (County of), NC (New Hanover Regional Medical Center); Series 2017, Ref. RB	5.00%	10/01/2027	1,100	1,372,690
New Hanover (County of), NC North Carolina (New Hanover Regional Medical Center); Series 2017, Ref. RB	5.00%	10/01/2034	1,000	1,204,040
North Carolina (State of); Series 2019, RB	5.00%	03/01/2032	3,000	3,874,020
North Carolina (State of) Department of Transportation (I-77 HOT Lanes);
Series 2015, RB (a)	5.00%	06/30/2026	1,700	1,978,596
Series 2015, RB (a)	5.00%	06/30/2027	1,215	1,409,461
Series 2015, RB (a)	5.00%	06/30/2029	1,340	1,545,248
Series 2015, RB (a)	5.00%	06/30/2030	1,405	1,614,078
North Carolina (State of) Medical Care Commission (Lutheran Services); Series 2012, Ref. RB	4.25%	03/01/2024	1,340	1,414,933
North Carolina (State of) Municipal Power Agency #1 (Catawba); Series 2015 A, Ref. RB	5.00%	01/01/2028	5,000	6,119,100
North Carolina (State of) Turnpike Authority; Series 2017, Ref. RB (INS -AGM)(b)	5.00%	01/01/2031	1,250	1,525,875
				34,740,668
North Dakota–0.25%
Burleigh (County of), ND (University of Mary);
Series 2016, RB	4.38%	04/15/2026	755	787,714
Series 2016, RB	5.10%	04/15/2036	2,815	3,000,002
				3,787,716
Ohio–3.24%
Adams (County of), OH (Adams County Hospital); Series 2005, RB	6.25%	09/01/2020	415	414,477
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
18	Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
American Municipal Power, Inc. (Amp Fremont Energy Center); Series 2012, RB	5.00%	02/15/2021	$ 1,250	$ 1,320,162
American Municipal Power, Inc. (Combined Hydroelectric);
Series 2016 A, Ref. RB	4.00%	02/15/2035	3,000	3,322,860
Series 2018 A, RB (c)	2.25%	08/15/2021	1,500	1,518,630
Buckeye Tobacco Settlement Financing Authority; Series 2007 A-2, RB	5.88%	06/01/2047	4,000	4,020,040
Centerville (City of), OH (Graceworks Lutheran Services); Series 2017, Ref. RB	5.25%	11/01/2037	2,195	2,458,839
Cincinnati City School District; Series 2006, Ref. GO Bonds (INS -NATL)(b)	5.25%	12/01/2031	3,000	4,229,520
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Constellation Schools); Series 2014 A, Ref. RB	5.75%	01/01/2024	805	851,215
Cleveland (City of), OH;
Series 2012 A, Ref. RB	5.00%	01/01/2027	2,750	2,977,370
Series 2012 A, Ref. RB	5.00%	01/01/2029	2,000	2,158,660
Cuyahoga (County of), OH (Metrohealth System);
Series 2017, Ref. RB	5.00%	02/15/2031	1,750	2,055,655
Series 2017, Ref. RB	5.00%	02/15/2032	3,980	4,659,028
Franklin (County of), OH (First Community Village Obligated Group); Series 2013, Ref. RB	5.25%	07/01/2033	1,000	1,021,140
Gallia (County of), OH (Holzer Health System Obligated Group); Series 2012, Ref. RB	8.00%	07/01/2042	3,335	3,797,498
Hamilton (County of), OH; Series 2016 A, Ref. RB	5.00%	12/01/2027	3,410	4,387,374
Hamilton (County of), OH (Christ Hospital); Series 2012, RB	5.25%	06/01/2023	1,500	1,659,210
Hamilton (County of), OH (Life Enriching Communities); Series 2012, RB	5.00%	01/01/2032	750	810,938
Montgomery (County of), OH (St. Leonard); Series 2010, Ref. RB	6.00%	04/01/2020	140	143,289
Montgomery (County of), OH Hospital Facilities (Premier Health Partners Obligated Group); Series 2019 A, Ref. RB	5.00%	11/15/2034	1,500	1,876,755
Muskingum (County of), OH (Genesis Healthcare System); Series 2013, RB	5.00%	02/15/2033	1,240	1,349,864
Ohio (State of) (Portsmouth Bypass); Series 2015, RB (a)	5.00%	12/31/2025	1,300	1,523,977
Ohio (State of) Air Quality Development Authority (Pratt Paper LLC); Series 2017, RB (a)(e)	3.75%	01/15/2028	2,000	2,182,840
				48,739,341
Oklahoma–0.58%
Comanche (County of), OK Hospital Authority; Series 2015, Ref. RB	5.00%	07/01/2023	2,815	3,078,568
Payne (County of), OK Economic Development Authority (Epworth Living at the Ranch); Series 2016 B-2, RB (o)	4.75%	11/01/2023	852	8,518
Tulsa (City of), OK Municipal Airport Trust (American Airlines Group, Inc.); Series 2015, Ref. RB (a)(c)	5.00%	06/01/2025	5,000	5,698,450
				8,785,536
Oregon–0.45%
Portland (Port of), OR; Series 2017 24-B, RB (a)	5.00%	07/01/2035	3,255	3,935,653
Salem (City of), OR Hospital Facility Authority (Capital Manor, Inc.); Series 2012, Ref. RB	5.00%	05/15/2022	630	687,708
Tri-County Metropolitan Transportation District; Series 2011 A, RB (c)(f)	5.00%	10/01/2021	2,000	2,161,280
				6,784,641
Pennsylvania–6.43%
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	5.00%	04/01/2032	2,000	2,477,480
Allegheny (County of), PA Industrial Development Authority (Residential Resources, Inc.); Series 2006, RB	5.00%	09/01/2021	215	215,000
Allentown Neighborhood Improvement Zone Development Authority (City Center); Series 2018, RB (e)	5.00%	05/01/2033	3,795	4,471,193
Commonwealth Financing Authority;
Series 2018, RB	5.00%	06/01/2030	5,500	6,922,080
Series 2018, RB	5.00%	06/01/2031	2,000	2,503,980
Cumberland (County of), PA Municipal Authority (Asbury Obligated Group);
Series 2012, Ref. RB	5.00%	01/01/2022	945	996,909
Series 2012, Ref. RB	5.25%	01/01/2027	1,275	1,344,500
Delaware River Joint Toll Bridge Commission; Series 2019 B, Ref. RB	5.00%	07/01/2031	370	487,153
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
19	Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.);
Series 2018, Ref. RB	5.00%	12/01/2029	$ 1,000	$ 1,150,360
Series 2018, Ref. RB	5.00%	12/01/2031	1,005	1,144,866
Series 2018, Ref. RB	5.00%	12/01/2033	750	849,758
Geisinger Authority (Geisinger Health System); Series 2013 A, VRD RB (j)	1.24%	10/01/2043	3,600	3,600,000
Girard School District; Series 1992 B, GO Bonds (INS -NATL)(b)(g)	0.00%	10/01/2019	250	249,690
Lehigh (County of), PA General Purpose Authority (Bible Fellowship Church Homes, Inc.); Series 2013, RB	4.25%	07/01/2020	710	718,144
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University);
Series 2018 A, Ref. RB	5.00%	09/01/2030	3,500	4,415,985
Series 2018 C, RB (SIFMA Municipal Swap Index + 0.72%)(c)(d)	2.00%	09/01/2023	2,800	2,800,028
Series 2019, Ref. RB	5.00%	09/01/2031	545	696,379
Montgomery (County of), PA Industrial Development Authority (ACTS Retirement Life Communities); Series 2012, Ref. RB	5.00%	11/15/2029	1,045	1,137,827
Montgomery (County of), PA Industrial Development Authority (ACTS Retirement-Life Communities); Series 2012, Ref. RB	5.00%	11/15/2025	2,000	2,186,500
Montgomery (County of), PA Industrial Development Authority (PECO Energy Company); Series 1999, Ref. RB (a)(c)	2.70%	04/01/2020	4,380	4,414,252
Northampton (County of), PA Industrial Development Authority (Morningstar Senior Living, Inc.); Series 2012, RB	5.00%	07/01/2027	2,850	3,046,308
Pennsylvania (Commonwealth of);
First Series 2017, Ref. GO Bonds	5.00%	01/01/2026	5,400	6,597,126
Series 2018 A, Ref. COP	5.00%	07/01/2029	300	379,284
Series 2018 A, Ref. COP	5.00%	07/01/2030	375	471,626
Series 2018 A, Ref. COP	5.00%	07/01/2031	425	531,828
Pennsylvania (State of) Economic Development Financing Authority (PA Bridges Finco L.P.);
Series 2015, RB (a)	5.00%	12/31/2027	5,965	7,087,434
Series 2015, RB (a)	5.00%	12/31/2034	2,630	3,067,737
Pennsylvania (State of) Turnpike Commission;
Series 2014 B-1, Ref. RB (SIFMA Municipal Swap Index + 0.98%)(d)	2.26%	12/01/2021	5,000	5,069,950
Series 2019 A, RB	5.00%	12/01/2031	1,860	2,360,731
Series 2019 A, RB	5.00%	12/01/2034	1,400	1,809,416
Pennsylvania Turnpike Commission; Subseries 2017, Ref. RB	5.00%	12/01/2031	4,075	4,989,389
Philadelphia (City of), PA; Series 2019 B, GO Bonds	5.00%	02/01/2033	1,200	1,542,096
Philadelphia (City of), PA Gas Works;
Series 2015, Ref. RB	5.00%	08/01/2031	1,000	1,183,240
Series 2015, Ref. RB	5.00%	08/01/2032	1,000	1,180,820
Philadelphia (City of), PA Hospitals & Higher Education Facilities Authority (Temple University Health System);
Series 2017, Ref. RB	5.00%	07/01/2027	3,480	4,171,963
Series 2017, Ref. RB	5.00%	07/01/2029	2,295	2,714,067
Philadelphia (City of), PA Industrial Development Authority (Thomas Jefferson University); Series 2017 A, Ref. RB	5.00%	09/01/2035	3,000	3,608,970
Philadelphia School District; Series 2007 A, Ref. GO Bonds (INS -NATL)(b)	5.00%	06/01/2025	2,400	2,862,504
State Public School Building Authority (School District of Philidelphia (The)); Series 2016 A, Ref. RB (INS -AGM)(b)	5.00%	06/01/2031	120	145,030
Washington (County of), PA Industrial Development Authority (Washington Jefferson College); Series 2010, RB (c)(f)	5.00%	05/01/2020	1,000	1,026,100
				96,627,703
Puerto Rico–0.83%
Children’s Trust Fund; Series 2002, RB	5.38%	05/15/2033	2,200	2,232,296
Puerto Rico (Commonwealth of);
Series 2001 A, GO Bonds (INS -NATL)(b)	5.50%	07/01/2029	1,570	1,728,225
Series 2006 A, GO Bonds (CPI RATE + 1.02%) (INS- AGC)(b)(d)	3.48%	07/01/2020	1,060	1,059,004
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
20	Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico (Commonwealth of) Highway & Transportation Authority; Series 2007 CC, Ref. RB (INS -AGM)(b)	5.50%	07/01/2030	$ 2,535	$ 2,891,750
Puerto Rico Sales Tax Financing Corp.; Series 2018 A-1, RB (g)	0.00%	07/01/2027	5,700	4,510,353
				12,421,628
Rhode Island–0.79%
Rhode Island Health & Educational Building Corp. (University of Rhode Island - Auxiliary Enterprise); Series 2013 C, Ref. RB	5.00%	09/15/2022	1,000	1,109,980
Tobacco Settlement Financing Corp.;
Series 2015 A, Ref. RB	5.00%	06/01/2026	1,375	1,604,969
Series 2015 A, Ref. RB	5.00%	06/01/2027	900	1,045,737
Series 2015 A, Ref. RB	5.00%	06/01/2028	1,080	1,251,428
Series 2015 A, Ref. RB	5.00%	06/01/2035	5,000	5,659,350
Series 2015 B, Ref. RB	2.25%	06/01/2041	1,125	1,130,603
				11,802,067
South Carolina–0.88%
Greenwood (County of), SC (Self Regional Healthcare); Series 2012 B, Ref. RB	5.00%	10/01/2026	4,650	5,060,130
Piedmont Municipal Power Agency; Series 2009 A-4, Ref. RB	5.00%	01/01/2021	2,000	2,024,480
South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes);
Series 2013, RB	5.00%	05/01/2023	1,000	1,085,750
Series 2013, RB	5.00%	05/01/2028	1,250	1,340,887
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. RB (c)(f)	5.25%	08/01/2023	3,215	3,728,018
				13,239,265
South Dakota–0.08%
South Dakota (State of) Health & Educational Facilities Authority (Regional Health); Series 2010, RB (c)(f)	5.00%	09/01/2020	1,105	1,147,277
Tennessee–1.55%
Bristol (City of), TN Industrial Development Board (Pinnacle); Series 2016, RB	4.25%	06/01/2021	745	751,727
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health);
Series 2018 A, Ref. RB	5.00%	07/01/2034	3,000	3,356,640
Series 2018 A, Ref. RB	5.00%	07/01/2035	2,500	3,057,475
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (Blakeford at Green Hills); Series 2012, Ref. RB	5.00%	07/01/2022	500	536,610
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (Lipscomb University); Series 2019 A, Ref. RB	5.00%	10/01/2035	1,115	1,397,463
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center); Series 2016 A, RB	5.00%	07/01/2035	2,000	2,385,860
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (Vanderbilt University Medical Center); Series 2016 A, RB	5.00%	07/01/2031	1,000	1,204,020
Shelby (County of), TN Health, Educational & Housing Facilities Board (Methodist Le Bonheur Healthcare); Series 2017 A, RB	5.00%	05/01/2031	1,185	1,465,928
Shelby (County of), TN Health, Educational & Housing Facilities Board (The Village at Germantown, Inc.); Series 2014, RB	5.00%	12/01/2029	650	697,255
Shelby (County of), TN Health, Educational & Housing Facilities Board (Trezevant Manor); Series 2016 A, Ref. RB (e)	5.00%	09/01/2037	750	776,827
Tennessee Energy Acquisition Corp.;
Series 2006 C, RB	5.00%	02/01/2023	1,360	1,509,437
Series 2006 C, RB	5.00%	02/01/2024	3,225	3,673,243
Series 2006 C, RB	5.00%	02/01/2027	150	181,619
Series 2018, RB (c)	4.00%	11/01/2025	2,000	2,248,500
				23,242,604
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
21	Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–8.76%
Arlington Higher Education Finance Corp. (Universal Academy);
Series 2014 A, RB	5.88%	03/01/2024	$ 300	$ 311,541
Series 2014 A, RB	6.63%	03/01/2029	1,000	1,052,750
Austin (City of), TX;
Series 2009 A, Ref. RB (c)(f)	5.00%	11/15/2019	1,500	1,511,580
Series 2019 B, RB (a)	5.00%	11/15/2034	2,000	2,555,160
Austin Convention Enterprises, Inc.;
Series 2017, Ref. RB	5.00%	01/01/2032	500	587,115
Series 2017, Ref. RB	5.00%	01/01/2033	1,200	1,430,892
Capital Area Cultural Education Facilities Finance Corp. (The Roman Catholic Diocese of Austin);
Series 2005 A, RB	5.50%	04/01/2023	1,670	1,708,961
Series 2005 A, RB	5.50%	04/01/2025	1,610	1,648,737
Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2013, RB	6.00%	08/15/2033	1,250	1,445,237
Clifton Higher Education Finance Corp. (International Leadership of Texas);
Series 2015 A, RB	4.88%	08/15/2027	500	549,280
Series 2015 A, RB	5.13%	08/15/2030	3,000	3,307,020
Series 2018 D, RB	5.75%	08/15/2033	5,000	5,625,350
Dallas-Fort Worth (Cities of), TX International Airport;
Series 2013 F, Ref. RB	5.25%	11/01/2033	3,500	4,032,910
Series 2014 A, Ref. RB (a)	5.25%	11/01/2026	2,000	2,318,540
Decatur (City of), TX Hospital Authority (Wise Regional Health System);
Series 2014 A, Ref. RB	5.00%	09/01/2022	150	163,242
Series 2014 A, Ref. RB	5.00%	09/01/2023	150	167,415
Series 2014 A, Ref. RB	5.00%	09/01/2024	265	302,129
Series 2014 A, Ref. RB	5.25%	09/01/2029	1,000	1,147,810
Dickinson Independent School District; Series 2000, Ref. GO Bonds (CEP -Texas Permanent School Fund)	6.00%	02/15/2028	2,000	2,507,680
Frisco Independent School District; Series 2019, Ref. GO Bonds (CEP -Texas Permanent School Fund)	5.00%	08/15/2036	3,375	4,340,857
Gulf Coast Industrial Development Authority (ExxonMobil); Series 2012, VRD RB (j)	1.25%	11/01/2041	9,000	9,000,000
Gulf Coast Waste Disposal Authority;
Series 2013, RB (INS -AGM)(b)	5.00%	10/01/2021	1,250	1,343,513
Series 2013, RB (INS -AGM)(b)	5.00%	10/01/2023	2,610	2,906,992
Harris County Cultural Education Facilities Finance Corp. (Brazos Presbyterian Homes, Inc.);
Series 2013 A, RB	4.00%	01/01/2023	1,300	1,375,452
Series 2013 A, RB	5.00%	01/01/2033	1,090	1,164,153
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System); Series 2013 B, Ref. RB (SIFMA Municipal Swap Index + 0.75%)(d)	2.03%	06/01/2020	2,000	2,003,500
Harris County Cultural Education Facilities Finance Corp. (Texas Children’s Hospital); Series 2015, RB (68% of 1 mo. USD LIBOR + 0.85%)(c)(d)	2.25%	06/01/2020	5,000	5,008,050
Harris County Cultural Education Facilities Finance Corp. (YMCA of the Greater Houston Area); Series 2013 A, Ref. RB	5.00%	06/01/2028	1,500	1,628,655
Harris County Industrial Development Corp. (Deer Park Refining Limited Partnership); Series 2006, RB (c)(f)	5.00%	12/01/2019	2,500	2,522,125
Hopkins (County of), TX Hospital District; Series 2008, RB	5.50%	02/15/2023	410	410,984
Houston (City of), TX; Series 2011 A, Ref. RB (a)	5.00%	07/01/2025	1,000	1,066,320
Houston (City of), TX Airport System (United Airlines, Inc. Airport Improvement); Series 2015 C, Ref. RB (a)	5.00%	07/15/2020	5,000	5,126,850
Houston Higher Education Finance Corp. (Cosmos Foundation, Inc.);
Series 2011 A, RB (f)	5.88%	05/15/2021	265	278,528
Series 2012 A, RB	4.00%	02/15/2022	260	268,541
Lower Colorado River Authority; Series 2019, Ref. RB	5.00%	05/15/2030	1,200	1,571,664
Mesquite Health Facilities Development Corporation (Christian Care Centers, Inc.); Series 2014, Ref. RB	5.00%	02/15/2024	350	360,955
New Hope Cultural Education Facilities Corp. (Longhorn Village); Series 2017, Ref. RB	5.00%	01/01/2037	2,000	2,210,340
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
22	Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
New Hope Cultural Education Facilities Corp. (Morningside Ministries); Series 2013, RB	6.25%	01/01/2033	$ 1,600	$ 1,771,872
New Hope Cultural Education Facilities Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.00%	10/01/2029	2,105	2,393,680
Series 2018, Ref. RB	5.00%	10/01/2030	2,210	2,501,123
New Hope Cultural Education Facilities Corp. (Wesleyan Homes, Inc.);
Series 2014, RB	5.25%	01/01/2029	1,500	1,634,055
Series 2014, RB	5.50%	01/01/2035	1,400	1,531,320
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village);
Series 2017, Ref. RB	5.00%	01/01/2027	1,090	1,229,422
Series 2017, Ref. RB	5.00%	01/01/2029	1,205	1,351,685
New Hope Cultural Education Facilities Finance Corp. (MRC Senior Living-The Langford); Series 2016 B-1, RB	3.25%	11/15/2022	570	570,051
New Hope Cultural Education Facilities Finance Corp. (Tarleton State University); Series 2014 A, RB	5.00%	04/01/2029	620	686,390
Newark High Education Finance Corp. (A+ Charter Schools, Inc.); Series 2015 A, RB (e)	4.63%	08/15/2025	915	987,550
North Texas Tollway Authority;
Series 2008 I, Ref. RB (INS -AGC)(b)(i)	6.20%	01/01/2042	4,500	5,575,455
Series 2017 B, Ref. RB (INS -AGM)(b)	4.00%	01/01/2034	750	852,150
Series 2019 B, Ref. RB	5.00%	01/01/2029	1,000	1,303,340
Port Beaumont Navigation District (Jefferson Energy Companies); Series 2016, RB (a)(c)(e)	7.25%	02/13/2020	2,000	2,035,340
Pottsboro Higher Education Finance Corp. (Imagine International Academy of North Texas, LLC); Series 2016 A, RB	5.00%	08/15/2036	1,960	2,131,069
SA Energy Acquisition Public Facility Corp.; Series 2007, RB	5.50%	08/01/2021	1,475	1,584,386
Tarrant County Cultural Education Facilities Finance Corp. (SQLC Senior Living Center at Corpus Christi, Inc.-Mirador); Series 2017 A, RB (o)	4.13%	11/15/2038	2,680	26,800
Temple (City of), TX; Series 2018 A, RB (e)	5.00%	08/01/2038	4,000	4,433,880
Texas (State of) Transportation Commission;
Series 2019, RB (g)	0.00%	08/01/2034	1,400	863,128
Series 2019, RB (g)	0.00%	08/01/2035	1,250	721,688
Series 2019, RB (g)	0.00%	08/01/2036	1,000	546,980
Texas (State of) Transportation Commission (Central Texas Turnpike System); Series 2015 C, Ref. RB	5.00%	08/15/2033	5,000	5,734,700
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	2,790	3,292,005
Texas Municipal Gas Acquisition & Supply Corp. III;
Series 2012, RB	5.00%	12/15/2021	2,600	2,803,606
Series 2012, RB	5.00%	12/15/2022	500	555,310
Series 2012, RB	5.00%	12/15/2023	3,950	4,395,915
Series 2012, RB	5.00%	12/15/2028	1,775	1,967,161
Series 2012, RB	5.00%	12/15/2032	1,775	1,952,997
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools);
Series 2012 A, RB	4.63%	08/15/2022	260	270,132
Series 2012 A, RB	5.00%	08/15/2027	1,085	1,134,964
				131,798,982
Utah–0.35%
Salt Lake City (City of), UT; Series 2017 A, RB (a)	5.00%	07/01/2034	3,500	4,264,225
Utah (State of) Charter School Finance Authority (North Davis Preparatory Academy); Series 2010, RB	6.38%	07/15/2040	1,000	1,031,160
				5,295,385
Vermont–0.24%
University of Vermont & State Agricultural College;
Series 2019 B, Ref. RB	5.00%	10/01/2035	1,220	1,693,482
Series 2019 B, Ref. RB	5.00%	10/01/2036	1,375	1,927,186
				3,620,668
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
23	Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virgin Islands–0.20%
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2009 B, Ref. RB	5.00%	10/01/2025	$ 2,950	$ 2,942,625
Virginia–0.81%
Dulles Town Center Community Development Authority (Dulles Town Center);
Seires 2012, Ref. RB	5.00%	03/01/2022	1,100	1,156,221
Series 2012, Ref. RB	5.00%	03/01/2021	1,395	1,442,221
Series 2012, Ref. RB	4.25%	03/01/2026	700	712,922
Fairfax (County of), VA Economic Development Authority (Vinson Hall, LLC); Series 2013 A, RB	4.00%	12/01/2022	695	722,452
Virginia (State of) Small Business Financing Authority (95 Express Lanes, LLC); Series 2017, RB (a)	5.00%	07/01/2034	5,000	5,378,050
Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC); Series 2012, RB (a)	5.00%	01/01/2027	2,500	2,734,550
				12,146,416
Washington–2.17%
Chelan (County of), WA Public Utility District No. 1; Series 2011 A, Ref. RB (a)	5.50%	07/01/2025	1,000	1,074,360
Energy Northwest (Columbia Generating Station); Series 2019 A, Ref. RB	5.00%	07/01/2038	1,000	1,285,850
Energy Northwest (Project #3); Series 2017 A, Ref. RB	5.00%	07/01/2028	1,000	1,278,440
Seattle (Port of), WA;
Series 2016 B, Ref. RB (a)	5.00%	10/01/2028	3,730	4,527,399
Series 2019, RB (a)	5.00%	04/01/2032	2,000	2,546,160
Seattle (Port of), WA (SEATAC Fuel Facilities LLC);
Series 2013, Ref. RB (a)	5.00%	06/01/2021	650	692,549
Series 2013, Ref. RB (a)	5.00%	06/01/2024	1,560	1,769,430
Washington (State of) Convention Center Public Facilities District; Series 2018, RB	5.00%	07/01/2031	2,425	3,058,119
Washington (State of) Health Care Facilities Authority (Catholic Health Initiatives); Series 2013, RB (SIFMA Municipal Swap Index + 1.40%)(c)(d)	2.68%	01/01/2025	3,350	3,406,916
Washington (State of) Health Care Facilities Authority (PeaceHealth); Series 2014 A, Ref. RB	5.00%	11/15/2027	500	584,110
Washington (State of) Health Care Facilities Authority (Virginia Mason Medical Center);
Series 2017, Ref. RB	5.00%	08/15/2032	1,500	1,783,605
Series 2017, Ref. RB	5.00%	08/15/2037	1,360	1,596,042
Washington (State of) Higher Education Facilities Authority (Whitworth University); Series 2009, Ref. RB (c)(f)	5.13%	10/01/2019	1,500	1,504,425
Washington (State of) Housing Finance Commission (Bayview Manor Senior);
Series 2016 A, Ref. RB (e)	5.00%	07/01/2031	1,350	1,500,242
Series 2016 A, Ref. RB (e)	5.00%	07/01/2036	1,450	1,594,087
Washington (State of) Housing Finance Commission (The Hearthstone); Series 2018 A, Ref. RB (e)	5.00%	07/01/2038	830	899,562
Washington (State of) Tobacco Settlement Authority; Series 2013, Ref. RB	5.00%	06/01/2022	3,260	3,574,525
				32,675,821
West Virginia–0.34%
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2017 A, Ref. RB (e)	5.50%	06/01/2037	2,000	2,210,520
West Virginia (State of) Economic Development Authority (Entsorga West Virginia LLC);
Series 2016, RB (a)(e)	6.75%	02/01/2026	2,000	2,013,920
Series 2018, RB (a)(e)	8.75%	02/01/2036	640	661,357
West Virginia (State of) Hospital Finance Authority (Thomas Health System); Series 2008, RB (o)	6.00%	10/01/2020	240	151,200
				5,036,997
Wisconsin–2.62%
Milwaukee (County of), WI;
Series 2010 B, Ref. RB (a)	5.00%	12/01/2022	1,250	1,261,363
Series 2010 B, Ref. RB (a)	5.00%	12/01/2023	1,000	1,009,070
Public Finance Authority (American Dream at Meadowlands); Series 2017, RB (e)	6.25%	08/01/2027	5,000	5,752,400
Public Finance Authority (Goodwill Industries of Southern Nevada, Inc.); Series 2019 A, RB	5.50%	12/01/2038	1,929	2,124,368
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
24	Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Public Finance Authority (Mallard Creek Stem Academy); Series 2019 A, RB (e)	4.38%	06/15/2029	$ 2,105	$ 2,187,495
Superior (City of), WI (Superior Water, Light & Power Co.); Series 2007 A, Ref. RB (a)	5.38%	11/01/2021	1,370	1,374,192
Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community);
Series 2017, Ref. RB	5.00%	06/01/2030	1,560	1,738,136
Series 2017, Ref. RB	5.00%	06/01/2032	1,720	1,901,047
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance);
Series 2012, RB	5.00%	06/01/2025	2,450	2,661,068
Series 2012, RB	5.00%	06/01/2026	1,000	1,085,030
Wisconsin (State of) Public Finance Authority (Bancroft Neurohealth);
Series 2016 A, RB (e)	5.00%	06/01/2025	1,000	1,108,060
Series 2016 A, RB (e)	4.63%	06/01/2036	125	130,095
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB (e)	6.25%	01/01/2038	3,250	3,502,037
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.); Series 2018 A, RB	5.20%	12/01/2037	4,000	4,733,880
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences);
Series 2012, RB	5.00%	04/01/2022	445	462,493
Series 2015, Ref. RB	5.00%	04/01/2025	1,180	1,268,689
Wisconsin (State of) Public Finance Authority (Wittenberg University); Series 2016, RB (e)	4.13%	12/01/2024	2,900	3,062,487
Wisconsin Health & Educational Facilities Authority (American Baptist Homes of the Midwest Obligated Group); Series 2017, Ref. RB	5.00%	08/01/2032	3,700	4,070,185
				39,432,095
Wyoming–0.12%
Wyoming (State of) Municipal Power Agency; Series 2017 A, Ref. RB (INS- BAM)(b)	5.00%	01/01/2031	1,500	1,820,715
TOTAL INVESTMENTS IN SECURITIES(p)–103.04% (Cost $1,453,494,535)				1,549,675,747
FLOATING RATE NOTE OBLIGATIONS–(2.64)%
Notes with interest and fee rates ranging from 1.90% to 1.97% at 08/31/2019 and contractual maturities of collateral ranging from 09/01/2022 to 06/01/2032 (See Note 1J)(q)
OTHER ASSETS LESS LIABILITIES–(0.40)%
NET ASSETS –100.00%
Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
CPI	– Consumer Price Index
Ctfs.	– Certificates
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SIFMA	– Securities Industry and Financial Markets Association
SOFR	– Secured Overnight Financing Rate
Sr.	– Senior
USD	– U.S. Dollar
VRD	– Variable Rate Demand
Wts.	– Warrants
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
25	Invesco Intermediate Term Municipal Income Fund

Notes to Schedule of Investments:
(a)	Security subject to the alternative minimum tax.
(b)	Principal and/or interest payments are secured by the bond insurance company listed.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2019.
(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2019 was $104,870,268, which represented 6.97% of the Fund’s Net Assets.
(f)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(g)	Zero coupon bond issued at a discount.
(h)	Underlying security related to TOB Trusts entered into by the Fund. See Note 1J.
(i)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(j)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2019.
(k)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(l)	Acquired as part of the Adelphia Communications bankruptcy reorganization.
(m)	Security subject to crossover refunding.
(n)	Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $9,330,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.
(o)	Defaulted security. Currently, the issuer is partially or fully in default with respect to principal and/or interest payments. The aggregate value of these securities at August 31, 2019 was $186,518, which represented less than 1% of the Fund’s Net Assets.
(p)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.
(q)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at August 31, 2019. At August 31, 2019, the Fund’s investments with a value of $70,538,058 are held by TOB Trusts and serve as collateral for the $39,655,000 in the floating rate note obligations outstanding at that date.
Portfolio Composition
By credit sector, based on total investments
As of August 31, 2019
Revenue Bonds	88.7%
General Obligation Bonds	7.8
Pre-Refunded Bonds	2.5
Other	1.0

Open Futures Contracts(a)
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation
Interest Rate Risk
U.S. Treasury 10 Year Notes	194	December-2019	$(25,553,438)	$15,234	$15,234

(a)	Futures contracts collateralized by $270,000 cash held with Goldman Sachs & Co., the futures commission merchant.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
26	Invesco Intermediate Term Municipal Income Fund

Statement of Assets and Liabilities
August 31, 2019
(Unaudited)
Assets:
Investments in securities, at value (Cost $1,453,494,535)	$ 1,549,675,747
Deposits with brokers:
Cash collateral — exchange-traded futures contracts	270,000
Cash	601,410
Receivable for:
Investments sold	257,700
Fund shares sold	2,381,693
Interest	15,555,165
Investment for trustee deferred compensation and retirement plans	92,947
Other assets	77,038
Total assets	1,568,911,700
Liabilities:
Floating rate note obligations	39,655,000
Other investments:
Variation margin payable - futures contracts	18,184
Payable for:
Investments purchased	22,216,120
Dividends	954,901
Fund shares reacquired	1,202,985
Accrued fees to affiliates	529,561
Accrued trustees’ and officers’ fees and benefits	4,391
Accrued other operating expenses	246,923
Trustee deferred compensation and retirement plans	104,768
Total liabilities	64,932,833
Net assets applicable to shares outstanding	$ 1,503,978,867
Net assets consist of:
Shares of beneficial interest	$1,432,547,963
Distributable earnings	71,430,904
$ 1,503,978,867
Net Assets:
Class A	$ 932,638,450
Class C	$ 117,448,964
Class Y	$ 453,881,004
Class R6	$ 10,449
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	81,183,333
Class C	10,254,080
Class Y	39,536,724
Class R6	911
Class A:
Net asset value per share	$ 11.49
Maximum offering price per share (Net asset value of $11.49 ÷ 97.50%)	$ 11.78
Class C:
Net asset value and offering price per share	$ 11.45
Class Y:
Net asset value and offering price per share	$ 11.48
Class R6:
Net asset value and offering price per share	$ 11.47

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
27	Invesco Intermediate Term Municipal Income Fund

Statement of Operations
For the six months ended August 31, 2019
(Unaudited)
Investment income:
Interest	$25,485,180
Expenses:
Advisory fees	3,358,823
Administrative services fees	100,685
Custodian fees	15,541
Distribution fees:
Class A	1,111,117
Class C	554,301
Interest, facilities and maintenance fees	432,038
Transfer agent fees — A, C and Y	598,439
Transfer agent fees — R6	5
Trustees’ and officers’ fees and benefits	20,758
Registration and filing fees	26,983
Reports to shareholders	73,399
Professional services fees	83,104
Other	48,871
Total expenses	6,424,064
Less: Expenses reimbursed and/or expense offset arrangement(s)	(89,391)
Net expenses	6,334,673
Net investment income	19,150,507
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	177,066
Futures contracts	(1,986,246)
(1,809,180)
Change in net unrealized appreciation (depreciation) of:
Investment securities	61,877,022
Futures contracts	(137,860)
61,739,162
Net realized and unrealized gain	59,929,982
Net increase in net assets resulting from operations	$79,080,489
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
28	Invesco Intermediate Term Municipal Income Fund

Statement of Changes in Net Assets
For the six months ended August 31, 2019 and the year ended February 28, 2019
(Unaudited)
	August 31, 2019	February 28, 2019
Operations:
Net investment income	$ 19,150,507	$ 37,741,736
Net realized gain (loss)	(1,809,180)	(4,342,919)
Change in net unrealized appreciation	61,739,162	8,839,709
Net increase in net assets resulting from operations	79,080,489	42,238,526
Distributions to shareholders from distributable earnings:
Class A	(12,340,539)	(21,992,216)
Class C	(1,131,085)	(4,350,818)
Class Y	(6,612,238)	(11,651,405)
Class R6	(156)	(312)
Total distributions from distributable earnings	(20,084,018)	(37,994,751)
Share transactions–net:
Class A	48,030,709	78,379,131
Class C	6,733,503	(130,236,175)
Class Y	22,652,873	77,124,676
Net increase in net assets resulting from share transactions	77,417,085	25,267,632
Net increase in net assets	136,413,556	29,511,407
Net assets:
Beginning of period	1,367,565,311	1,338,053,904
End of period	$1,503,978,867	$ 1,367,565,311
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
29	Invesco Intermediate Term Municipal Income Fund

Financial Highlights
August 31, 2019
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Six months ended 08/31/19	$ 11.02	$ 0.15	$ 0.48	$ 0.63	$ (0.16)	$ 11.49	5.73%	$ 932,638	0.90% (d)	0.91% (d)	0.84% (d)	2.65% (d)	8%
Year ended 02/28/19	10.99	0.31	0.03	0.34	(0.31)	11.02	3.19	848,116	0.88	0.91	0.84	2.85	27
Year ended 02/28/18	10.97	0.31	0.02	0.33	(0.31)	10.99	3.03	766,748	0.87	0.91	0.84	2.79	16
Year ended 02/28/17	11.29	0.30	(0.33)	(0.03)	(0.29)	10.97	(0.30)	701,376	0.85	0.90	0.82	2.71	20
Year ended 02/29/16	11.23	0.32	0.04	0.36	(0.30)	11.29	3.25	648,535	0.82	0.90	0.80	2.88	7
Year ended 02/28/15	10.94	0.34	0.31	0.65	(0.36)	11.23	5.97	505,876	0.81	0.90	0.80	3.09	12
Class C
Six months ended 08/31/19	10.99	0.11	0.47	0.58	(0.12)	11.45	5.26 (e)	117,449	1.65 (d)(e)	1.66 (d)(e)	1.59 (d)(e)	1.90 (d)(e)	8
Year ended 02/28/19	10.96	0.23	0.03	0.26	(0.23)	10.99	2.42 (e)	106,166	1.63 (e)	1.66 (e)	1.59 (e)	2.10 (e)	27
Year ended 02/28/18	10.94	0.23	0.02	0.25	(0.23)	10.96	2.26 (e)	236,475	1.62 (e)	1.66 (e)	1.59 (e)	2.04 (e)	16
Year ended 02/28/17	11.26	0.22	(0.34)	(0.12)	(0.20)	10.94	(1.06) (e)	234,811	1.60 (e)	1.65 (e)	1.57 (e)	1.96 (e)	20
Year ended 02/29/16	11.20	0.24	0.04	0.28	(0.22)	11.26	2.53 (e)	204,971	1.57 (e)	1.65 (e)	1.55 (e)	2.13 (e)	7
Year ended 02/28/15	10.92	0.26	0.30	0.56	(0.28)	11.20	5.20 (e)	167,154	1.53 (e)	1.62 (e)	1.52 (e)	2.37 (e)	12
Class Y
Six months ended 08/31/19	11.02	0.16	0.47	0.63	(0.17)	11.48	5.77	453,881	0.65 (d)	0.66 (d)	0.59 (d)	2.90 (d)	8
Year ended 02/28/19	10.98	0.34	0.04	0.38	(0.34)	11.02	3.54	413,274	0.63	0.66	0.59	3.10	27
Year ended 02/28/18	10.96	0.34	0.02	0.36	(0.34)	10.98	3.29	334,820	0.62	0.66	0.59	3.04	16
Year ended 02/28/17	11.28	0.33	(0.33)	0.00	(0.32)	10.96	(0.05)	271,646	0.60	0.65	0.57	2.96	20
Year ended 02/29/16	11.22	0.35	0.04	0.39	(0.33)	11.28	3.51	212,783	0.57	0.65	0.55	3.13	7
Year ended 02/28/15	10.93	0.37	0.30	0.67	(0.38)	11.22	6.24	171,903	0.56	0.65	0.55	3.34	12
Class R6
Six months ended 08/31/19	11.01	0.16	0.47	0.63	(0.17)	11.47	5.77	10	0.65 (d)	0.68 (d)	0.59 (d)	2.90 (d)	8
Year ended 02/28/19	10.97	0.34	0.04	0.38	(0.34)	11.01	3.54	10	0.63	0.67	0.59	3.10	27
Year ended 02/28/18(f)	10.99	0.31	(0.02)	0.29	(0.31)	10.97	2.65	10	0.62 (g)	0.67 (g)	0.59 (g)	3.04 (g)	16

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $884,063, $110,258, $434,811 and $10 for Class A, Class C, Class Y and Class R6 shares, respectively.
(e)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 1.00%, 1.00%, 1.00%, 1.00%, 1.00% and 0.98% for the six months ended August 31,2019 and for the years ended February 28, 2019, February 28, 2018, February 28,2017, February 29, 2016 and February 28, 2015, respectively.
(f)	Commencement date of April 4, 2017.
(g)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
30	Invesco Intermediate Term Municipal Income Fund

Notes to Financial Statements
August 31, 2019
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Intermediate Term Municipal Income Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to provide investors with a high level of current income exempt from federal income tax, consistent with preservation of capital.
The Fund currently consists of four different classes of shares: Class A, Class C, Class Y and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class Y and Class R6 shares are sold at net asset value. Class C shares held for ten years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the tenth anniversary after a purchase of Class C shares.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and
31	Invesco Intermediate Term Municipal Income Fund

are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Interest, Facilities and Maintenance Fees – Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees and other expenses associated with lines of credit and interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any.
H.	Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
I.	Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Fund is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.	Floating Rate Note Obligations – The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.
The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the
32	Invesco Intermediate Term Municipal Income Fund

Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.
The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Fund’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.
Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Fund wherein the Fund, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Fund’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Fund, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Fund would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.
Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”). The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Fund has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Fund’s ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.
There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Fund in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Fund, and may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.
TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.
K.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties ("Counterparties") to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
L.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.
There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
33	Invesco Intermediate Term Municipal Income Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the "Adviser" or "Invesco"). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $500 million	0.50%
Over $500 million	0.45%
For the six months ended August 31, 2019, the effective advisory fees incurred by the Fund was 0.47%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has contractually agreed, through at least June 30, 2020, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y and Class R6 shares to 0.84%, 1.59%, 0.59% and 0.59%, respectively, of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2020. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.
For the six months ended August 31, 2019, the Adviser reimbursed class level expenses of $55,174, $6,881, $27,136, and $2 of Class A, Class C, Class Y, and Class R6 shares, respectively.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2019, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Also, Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as custodian and fund accountant and provides certain administrative services to the Fund.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2019, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A shares and Class C shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets and up to 1.00% of Class C average daily net assets. The fees are accrued daily and paid monthly.
With respect to Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses.
For the six months ended August 31, 2019, expenses incurred under these agreements are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2019, IDI advised the Fund that IDI retained $92,555 in front-end sales commissions from the sale of Class A shares and $32,882 and $2,490 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
34	Invesco Intermediate Term Municipal Income Fund

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of August 31, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$ —	$1,549,675,747	$—	$ 1,549,675,747
Other Investments - Assets*
Futures Contracts	15,234	—	—	15,234
Total Investments	$15,234	$1,549,675,747	$—	$1,549,690,981

*	Unrealized appreciation.
NOTE 4—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of August 31, 2019:
Value
Derivative Assets	Interest Rate Risk
Unrealized appreciation on futures contracts — Exchange-Traded(a)	$ 15,234
Derivatives not subject to master netting agreements	(15,234)
Total Derivative Assets subject to master netting agreements	$ -

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.
Effect of Derivative Investments for the six months ended August 31, 2019
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain (Loss) on Statement of Operations
Interest Rate Risk
Realized Gain (Loss):
Futures contracts	$ (1,986,246)
Change in Net Unrealized Appreciation (Depreciation):
Futures contracts	(137,860)
Total	$(2,124,106)
The table below summarizes the average notional value of derivatives held during the period.
Futures Contracts
Average notional value	$25,553,438
35	Invesco Intermediate Term Municipal Income Fund

NOTE 5—Security Transactions with Affiliated Funds
The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended August 31, 2019, the Fund engaged in securities purchases of $33,273,613 and securities sales of $39,085,603, which did not result in any net realized gains (losses).
NOTE 6—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended August 31, 2019, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $198.
NOTE 7—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 8—Cash Balances and Borrowings
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.
Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended August 31, 2019 were $40,161,429 and 2.13%, respectively.
NOTE 9—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of February 28, 2019, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$18,481,645	$6,541,995	$25,023,640

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 10—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2019 was $198,151,670 and $112,001,901, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.
36	Invesco Intermediate Term Municipal Income Fund

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$130,348,291
Aggregate unrealized (depreciation) of investments	(33,734,627)
Net unrealized appreciation of investments	$ 96,613,664
Cost of investments for tax purposes is $1,453,077,317.
NOTE 11—Share Information
	Summary of Share Activity
	Six months ended August 31, 2019(a)		Year ended February 28, 2019
	Shares	Amount	Shares	Amount
Sold:
Class A	12,112,847	$136,413,157	26,873,300	$ 294,160,713
Class C	2,225,828	25,031,084	3,454,954	37,731,473
Class Y	6,437,820	72,396,854	19,035,068	208,316,573
Issued as reinvestment of dividends:
Class A	758,146	8,559,776	1,480,164	16,216,458
Class C	79,640	896,574	322,679	3,524,937
Class Y	433,809	4,895,245	784,161	8,584,058
Automatic conversion of Class C shares to Class A shares:
Class A	198,247	2,232,923	-	-
Class C	(198,838)	(2,232,923)	-	-
Reacquired:
Class A	(8,820,738)	(99,175,147)	(21,200,690)	(231,998,040)
Class C	(1,511,717)	(16,961,232)	(15,698,929)	(171,492,585)
Class Y	(4,851,291)	(54,639,226)	(12,796,537)	(139,775,955)
Net increase in share activity	6,863,753	$ 77,417,085	2,254,170	$ 25,267,632

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 65% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
37	Invesco Intermediate Term Municipal Income Fund

Calculating your ongoing Fund expenses
Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2019 through August 31, 2019.
Actual expenses
The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value (03/01/19)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (08/31/19)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/19)	Expenses Paid During Period[2]
Class A	$1,000.00	$ 1,057.30	$4.65	$1,020.61	$4.57	0.90%
Class C	1,000.00	1,052.60	8.51	1,016.84	8.36	1.65
Class Y	1,000.00	1,057.70	3.36	1,021.87	3.30	0.65
Class R6	1,000.00	1,057.70	3.36	1,021.87	3.30	0.65

[1]	The actual ending account value is based on the actual total return of the Fund for the period March 1, 2019 through August 31, 2019, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/366 to reflect the most recent fiscal half year.
38	Invesco Intermediate Term Municipal Income Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 10, 2019, the Board of Trustees (the Board or the Trustees) of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Intermediate Term Municipal Income Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc., Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2019. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). As part of a regularly scheduled basis of in-person Board meetings, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board took into account evaluations and reports that it received from the Investments Committee and Sub-Committees, as well as the information provided to such committees and the Board throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. This information is current as of June 10, 2019.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process oversight and structure, credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board also reviewed and considered the benefits to shareholders of investing in a fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business. The Board reviewed and considered information about the resources that Invesco Advisers intends to continue to commit to managing the Invesco family of funds following Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2018 to the performance of funds in the Broadridge performance universe and against the Lipper Intermediate Municipal Debt Funds Index. The Board noted that performance of Class A shares of the Fund was in the third quintile of its performance universe for the one year period and the first quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one year period and above the performance of the Index for the three and five year periods. The Trustees also reviewed

39                         Invesco Intermediate Term Municipal Income Fund

more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Class A shares of the Fund was above the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s actual and contractual management fees and total expense ratio were in the fifth, fourth and fifth quintiles of its expense group, respectively, and discussed with management reasons for such relative actual and contractual management fees and total expenses.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other similarly managed client accounts. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to certain other types of client accounts, including management of cash flows as a result of redemptions and purchases, necessary infrastructure such as officers, office space, technology, legal and distribution, oversight of service providers, costs and business risks associated with launching new funds and sponsoring and maintaining the product line, preparation of annual registration statement updates and financial information and compliance with federal and state laws and regulations.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund. The Board considered Invesco’s reinvestment in its business, including investments in business infrastructure and cybersecurity. The Board also considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board considered the methodology used for calculating profitability and noted the periodic review of such methodology by an independent consultant. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, extent and quality of the services provided. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.

Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the costs to the Fund of such investments. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to certain investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

40                         Invesco Intermediate Term Municipal Income Fund

Go paperless with eDelivery
Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.
With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:
•	Fund reports and prospectuses
•	Quarterly statements
•	Daily confirmations
•	Tax forms

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.
Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
SEC file numbers: 811-07890 and 033-66242	Invesco Distributors, Inc.	VK-ITMI-SAR-1

Semiannual Report to Shareholders	August 31, 2019
Invesco Limited Term Municipal Income Fund
Nasdaq:
A: ATFAX ■ A2: AITFX ■ C: ATFCX ■ Y: ATFYX ■ R5: ATFIX ■ R6: ATFSX

2	Letters to Shareholders
3	Fund Performance
5	Schedule of Investments
25	Financial Statements
28	Financial Highlights
29	Notes to Financial Statements
34	Fund Expenses
35	Approval of Investment Advisory and Sub-Advisory Contracts
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 959-4246 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.
For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED    |    MAY LOSE VALUE    |    NO BANK GUARANTEE

Letters to Shareholders
Bruce Crockett
Dear Fellow Shareholders:
As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.
We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.
On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.
Sincerely,
Bruce L. Crockett
Independent Chair
Invesco Funds Board of Trustees

Andrew Schlossberg
Dear Shareholders:
This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.
Invesco’ s efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including performance, holdings and portfolio manager commentaries. You can access information about your account by completing a simple, secure online registration. To do so, select “Log In” on the right side of the homepage, and then select “Register for Individual Account Access.”
In addition to the resources accessible on our website, you can obtain timely updates to help you stay informed by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you with information you want, when and where you want it.
For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246.
All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.
Sincerely,
Andrew Schlossberg
Head of the Americas,
Senior Managing Director, Invesco Ltd.
2	Invesco Limited Term Municipal Income Fund

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, February 28, 2019 to August 31, 2019, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.
Class A Shares	3.01%
Class A2 Shares	3.23
Class C Shares	2.72
Class Y Shares	3.23
Class R5 Shares	3.26
Class R6 Shares	3.18
S&P 500 Municipal Bond Index▼ (Broad Market Index)	5.92
S&P Municipal Bond Investment Grade Short Intermediate Index▼ (Style-Specific Index)	3.32
Lipper Short-Intermediate Municipal Debt Funds Index■ (Peer Group Index)	3.21
Source(s): ▼RIMES Technologies Corp.; ■ Lipper Inc.
The S&P Municipal Bond Index is a broad, market value-weighted index that seeks to measure the performance of the US municipal bond market.
    The S&P Municipal Bond Investment Grade Short Intermediate Index is an unmanaged index considered representative of investment grade US municipal bonds with maturities between one and eight years.
    The Lipper Short-Intermediate Municipal Debt Funds Index is an unmanaged index considered representative of short-intermediate municipal debt funds tracked by Lipper.
    The Fund is not managed to track the performance of any particular index, including the indexes described here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.
    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.
For more information about your Fund
Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.
    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.
3	Invesco Limited Term Municipal Income Fund

Average Annual Total Returns
As of 8/31/19, including maximum applicable sales charges
Class A Shares
Inception (10/31/02)	3.00%
10 Years	2.77
5 Years	1.21
1 Year	1.96
Class A2 Shares
Inception (5/11/87)	4.70%
10 Years	3.18
5 Years	1.77
1 Year	3.92
Class C Shares
10 Years	2.25%
5 Years	0.97
1 Year	2.91
Class Y Shares
Inception (10/3/08)	3.85%
10 Years	3.29
5 Years	1.98
1 Year	4.95
Class R5 Shares
Inception (7/30/04)	3.46%
10 Years	3.29
5 Years	1.99
1 Year	4.88
Class R6 Shares
10 Years	3.11%
5 Years	1.89
1 Year	4.93
Class C shares incepted on June 28, 2013. Performance shown prior to that date is that of Class A2 shares, restated to reflect the higher 12b-1 fees applicable to Class C shares.
Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.
The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum applicable sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and princi-
Average Annual Total Returns
As of 6/30/19, the most recent calendar quarter end, including maximum applicable sales charges
Class A Shares
Inception (10/31/02)	2.96%
10 Years	2.87
5 Years	1.12
1 Year	1.03
Class A2 Shares
Inception (5/11/87)	4.68%
10 Years	3.29
5 Years	1.69
1 Year	2.89
Class C Shares
10 Years	2.36%
5 Years	0.88
1 Year	1.87
Class Y Shares
Inception (10/3/08)	3.79%
10 Years	3.39
5 Years	1.89
1 Year	3.90
Class R5 Shares
Inception (7/30/04)	3.42%
10 Years	3.40
5 Years	1.91
1 Year	3.92
Class R6 Shares
10 Years	3.21%
5 Years	1.79
1 Year	3.97
pal value will fluctuate so that you may have a gain or loss when you sell shares.
The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class A2, Class C, Class Y, Class R5 and Class R6 shares was 0.63%, 0.38%, 1.38%, 0.38%, 0.38% and 0.30%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
Class A share performance reflects the maximum 2.50% sales charge. Class A2 share performance reflects the maximum 1.00% sales charge. The CDSC on Class C shares is 1% for the first year after purchase. Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.
4	Invesco Limited Term Municipal Income Fund

Schedule of Investments
August 31, 2019
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–102.84%
Alabama–1.40%
Birmingham (City of), AL Airport Authority;
Series 2003 A, Ref. RB (INS -AGM)(a)	4.50%	07/01/2020	$ 1,375	$ 1,379,194
Series 2010, Ref. RB (INS -AGM)(a)	6.00%	07/01/2022	2,365	2,458,867
Black Belt Energy Gas District (The); Series 2016 A, RB (b)	4.00%	06/01/2021	5,000	5,228,200
Black Belt Energy Gas District (The) (No. 4); Series 2019 A-1, RB (b)	4.00%	12/01/2025	8,000	9,071,600
Southeast Alabama Gas Supply District (The) (No. 1);
Series 2018 B, RB (67% of 1 mo. USD LIBOR + 0.90%)(b)(c)	2.30%	04/01/2024	8,625	8,576,527
Series 2018 C, RB (SIFMA Municipal Swap Index + 0.65%)(b)(c)	1.93%	04/01/2024	2,875	2,842,340
				29,556,728
Alaska–0.53%
Alaska (State of) Industrial Development & Export Authority; Series 2010 A, Ref. RB	5.25%	04/01/2021	765	783,092
Alaska (State of) Municipal Bond Bank Authority; Series 2016-3, Ref. RB	5.00%	12/01/2025	4,635	5,637,690
North Slope (Borough of), AK;
Series 2018 A, GO Bonds	5.00%	06/30/2021	1,000	1,071,660
Series 2018 A, GO Bonds	5.00%	06/30/2022	1,710	1,830,931
Valdez (City of), AK (BP Pipelines); Series 2003 B, Ref. RB	5.00%	01/01/2021	1,800	1,882,062
				11,205,435
Arizona–3.36%
Arizona (State of);
Series 2010 A, COP (INS -AGM)(a)	5.00%	10/01/2019	1,000	1,002,930
Series 2010 B, COP (INS -AGM)(a)	5.00%	10/01/2021	2,000	2,044,560
Series 2010 B, COP (INS -AGM)(a)	5.00%	10/01/2022	2,000	2,044,460
Series 2010 B, COP (INS -AGM)(a)	5.00%	10/01/2023	2,000	2,044,340
Series 2019, Ref. RB	5.00%	07/01/2026	10,000	12,452,200
Series 2019, Ref. RB	5.00%	07/01/2027	10,500	13,364,190
Arizona (State of) Industrial Development Authority (Great Laked Senior Living Community);
Series 2019 A, RB	5.00%	01/01/2023	550	609,378
Series 2019 A, RB	5.00%	01/01/2024	555	631,479
Series 2019 A, RB	5.00%	01/01/2025	605	705,055
Series 2019 A, RB	5.00%	01/01/2026	735	873,878
Series 2019 A, RB	5.00%	01/01/2027	800	967,768
Series 2019 B, RB	5.00%	01/01/2043	1,370	1,549,867
Arizona (State of) Water Infrastructure Finance Authority; Series 2014 A, Ref. RB	5.00%	10/01/2024	5,000	5,966,950
La Paz (County of), AZ Industrial Development Authority (Charter School Solutions- Harmony Public Schools); Series 2016 A, RB (d)	5.00%	02/15/2026	1,150	1,302,042
Maricopa (County of), AZ Industrial Development Authority (Banner Health); Series 2017 C, RB (b)	5.00%	10/18/2024	7,500	8,852,700
Maricopa (County of), AZ Special Health Care District;
Series 2018 C, GO Bonds	5.00%	07/01/2024	2,000	2,362,060
Series 2018 C, GO Bonds	5.00%	07/01/2025	2,475	3,012,545
Maricopa County Pollution Control Corp. (Southern California Education Co.); Series 2000 B, Ref. RB	5.00%	06/01/2035	2,000	2,046,140
Phoenix Civic Improvement Corp.;
Series 2014 B, Ref. RB	5.00%	07/01/2027	2,450	2,896,807
Series 2017 D, Ref. RB	5.00%	07/01/2024	5,080	6,010,148
				70,739,497
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5	Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–6.49%
Bay Area Toll Authority (San Francisco Bay Area);
Series 2014 G, RB (SIFMA Municipal Swap Index + 0.60%)(b)(c)	1.88%	04/01/2020	$11,890	$ 11,895,351
Series 2017 D, Ref. RB (70% of 3 mo. USD LIBOR + 0.55%)(b)(c)	2.17%	04/01/2021	1,000	1,001,980
California (State of);
Series 2009, GO Bonds	5.00%	10/01/2020	1,900	1,905,795
Series 2013 C, GO Bonds (70% of 1 mo. USD LIBOR + 0.70%)(b)(c)	2.16%	12/01/2020	8,000	8,026,240
Series 2013 E, GO Bonds (SIFMA Municipal Swap Index + 0.43%)(b)(c)	1.71%	12/01/2023	7,000	7,033,950
Series 2016 B, GO Bonds (70% of 1 mo. USD LIBOR + 0.76%)(b)(c)	2.22%	12/01/2021	10,000	10,073,100
California (State of) Health Facilities Financing Authority (Providence St. Joseph Health); Series 2016 B-2, Ref. RB (b)	4.00%	10/01/2024	5,000	5,688,850
California (State of) Health Facilities Financing Authority (The Episcopal Home); Series 2010 B, RB (b)(e)	5.50%	02/01/2020	1,250	1,273,213
California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2016 A, Ref. RB	4.00%	06/01/2026	1,975	2,124,626
California (State of) Municipal Finance Authority (Anaheim System Distribution Facilities); Series 2015 A, RB (SIFMA Municipal Swap Index + 0.35%)(b)(c)	1.63%	12/01/2020	3,500	3,502,065
California (State of) Municipal Finance Authority (Humangood Obligation Group);
Series 2019 A, Ref. RB	4.00%	10/01/2028	750	876,750
Series 2019 A, Ref. RB	4.00%	10/01/2029	1,000	1,160,610
California (State of) Municipal Finance Authority (UCR North District Phase 1 Student Housing);
Series 2019, RB (INS -BAM)(a)	5.00%	05/15/2024	350	412,433
Series 2019, RB (INS -BAM)(a)	5.00%	05/15/2025	500	605,375
California Infrastructure & Economic Development Bank (California Academy of Sciences); Series 2018 C, Ref. RB (70% of 1 mo. USD LIBOR +0.38%)(b)(c)	1.84%	08/01/2021	5,000	5,002,750
California Infrastructure & Economic Development Bank (The J. Paul Getty Trust); Series 2011 A-3, Ref. RB (70% of 3 mo. USD LIBOR + 0.37%)(b)(c)	1.87%	04/01/2020	7,000	7,006,650
Corona-Norco Unified School District (Election of 2006); Series 2009 C, GO Bonds (INS -AGM)(a)(f)	0.00%	08/01/2021	1,500	1,466,130
Golden State Tobacco Securitization Corp.;
Series 2017 A-1, Ref. RB	5.00%	06/01/2024	6,500	7,489,625
Series 2017 A-1, Ref. RB	5.00%	06/01/2025	10,000	11,779,300
Series 2017 A-1, Ref. RB	5.00%	06/01/2028	11,765	14,300,357
Grossmont-Cuyamaca Community College District (Election of 2002); Series 2008 C, GO Bonds (INS -AGC)(a)(f)	0.00%	08/01/2025	3,000	2,739,060
Hayward Unified School District (Election of 2008); Series 2010 A, GO Bonds (INS -AGM)(a)(f)	0.00%	08/01/2020	1,000	989,280
Los Angeles (City of), CA Harbor Department; Series 2009 C, Ref. RB	5.00%	08/01/2021	2,000	2,157,960
New Haven Unified School District; Series 2009, Ref. GO Bonds (INS -AGC)(a)	5.00%	08/01/2020	1,605	1,609,863
Northern California Power Agency;
Series 2010 A, Ref. RB	5.00%	08/01/2020	1,000	1,017,160
Series 2010 A, Ref. RB	5.00%	08/01/2021	1,000	1,015,870
Rowland Unified School District (Election of 2006); Series 2009 B, GO Bonds (f)	0.00%	08/01/2023	1,300	1,231,893
Sacramento (County of), CA;
Series 2010, RB	5.00%	07/01/2023	500	516,300
Series 2018 B, Ref. RB	5.00%	07/01/2022	750	833,865
Series 2018 B, Ref. RB	5.00%	07/01/2023	1,000	1,150,090
San Diego Association of Governments (Mid-Coast Corridor Transit); Series 2019 A, RB	5.00%	11/15/2025	3,000	3,594,330
Santa Ana (City of), CA (Local Street Improvement); Series 2007, COP (INS -NATL)(a)	4.38%	01/01/2024	1,000	1,002,440
Torrance Unified School District (Election of 2008-Measure Z);
Series 2009 B-1, GO Bonds (f)	0.00%	08/01/2022	1,900	1,832,512
Series 2009 B-1, GO Bonds (f)	0.00%	08/01/2023	2,000	1,901,120
Tustin Unified School District (Community Facilities District No. 88-1);
Series 2015, Ref. RB (INS -BAM)(a)	5.00%	09/01/2022	1,500	1,678,875
Series 2015, Ref. RB (INS -BAM)(a)	5.00%	09/01/2023	1,000	1,156,910
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6	Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Tustin Unified School District (Community Facilities District No. 97-1);
Series 2015 A, Ref. RB	5.00%	09/01/2022	$ 1,000	$ 1,111,410
Series 2015 A, Ref. RB	5.00%	09/01/2023	650	746,213
Series 2015 A, Ref. RB	5.00%	09/01/2024	1,500	1,766,295
Twin Rivers Unified School District (School Facility Bridge Funding Program); Series 2007, COP (INS -AGM)(a)(b)	3.20%	06/01/2020	3,695	3,700,875
Vernon (City of), CA; Series 2009 A, RB	5.13%	08/01/2021	705	707,390
West Contra Costa Unified School District (Election of 2005); Series 2008 B, GO Bonds	6.00%	08/01/2027	1,000	1,379,940
				136,464,801
Colorado–2.55%
Arkansas River Power Authority;
Series 2006, RB (e)	5.88%	10/01/2021	2,960	3,105,839
Series 2006, RB (e)	5.88%	10/01/2026	3,500	4,271,750
Colorado (State of); Series 2018 A, COP	5.00%	12/15/2023	2,000	2,322,280
Colorado (State of) Health Facilities Authority (Adventhealth Obligated); Series 2019, Ref. RB (b)	5.00%	11/19/2026	8,500	10,650,330
Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2018 B, RB (b)	5.00%	11/20/2025	4,600	5,615,128
Colorado (State of) Health Facilities Authority (CommonSpirit Health); Series 2019 B-1, Ref. RB (b)	5.00%	08/01/2025	7,500	8,877,600
Colorado Springs (City of), CO; Series 2018 A-1, Ref. RB	5.00%	11/15/2023	2,990	3,473,363
Denver (City & County of), CO; Series 2016, Ref. RB (70% of 1 mo. USD LIBOR + 0.86%)(b)(c)	2.32%	11/15/2019	7,580	7,583,335
E-470 Public Highway Authority;
Series 2017 B, Ref. RB (67% of 1 mo. USD LIBOR + 1.05%)(b)(c)	2.44%	09/01/2021	2,000	2,015,140
Series 2019, Ref. RB (67% of 1 mo. USD LIBOR + 0.42%)(b)(c)	1.84%	09/01/2021	1,500	1,500,360
Public Authority for Colorado Energy;
Series 2008, RB	6.13%	11/15/2023	1,550	1,717,881
Series 2008, RB	6.25%	11/15/2028	2,000	2,603,660
				53,736,666
Connecticut–1.39%
Connecticut (State of);
Series 2013 A, GO Bonds (SIFMA Municipal Swap Index + 0.65%)(c)	1.93%	03/01/2020	6,000	6,014,160
Series 2013 A, GO Bonds (SIFMA Municipal Swap Index + 0.85%)(c)	2.13%	03/01/2022	5,000	5,043,850
Series 2018 C, GO Bonds	5.00%	06/15/2022	1,350	1,489,604
Connecticut (State of) (Transportation Infrastructure);
Series 2018, RB	5.00%	01/01/2023	9,000	10,102,230
Series 2018, RB	5.00%	01/01/2027	3,000	3,735,810
Connecticut (State of) Health & Educational Facility Authority (Sacred Heart University); Series 2012 H, Ref. RB (e)	4.00%	07/01/2022	2,590	2,805,125
				29,190,779
District of Columbia–0.54%
District of Columbia (Georgetown University);
Series 2011, RB (b)(e)	5.00%	04/01/2021	2,055	2,181,115
Series 2017, Ref. RB (e)	5.00%	04/01/2023	1,000	1,135,590
Series 2017, Ref. RB (e)	5.00%	04/01/2024	1,500	1,758,105
Metropolitan Washington Airports Authority; Series 2019 B, Ref. RB	5.00%	10/01/2026	5,000	6,299,700
				11,374,510
Florida–3.63%
Brevard County School District; Series 2013 A, Ref. COP	5.00%	07/01/2024	2,000	2,276,720
Broward (County of), FL; Series 2012 B, Ref. RB	5.00%	10/01/2023	3,555	3,972,108
Broward (County of), FL School Board; Series 2017 C, Ref. COP	5.00%	07/01/2025	5,000	6,070,250
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7	Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Citizens Property Insurance Corp.;
Series 2012 A-1, RB	5.00%	06/01/2022	$ 8,000	$ 8,834,240
Series 2015 A-1, RB	5.00%	06/01/2025	6,000	7,163,400
Citizens Property Insurance Corp. (Coastal Account); Series 2011 A-1, RB	5.00%	06/01/2020	1,000	1,028,640
Florida (State of) (Department of Transportation); Series 2016 A, Ref. GO Bonds	5.00%	07/01/2025	2,610	3,191,691
Florida (State of) Board of Education; Series 2011 D, Ref. GO Bonds	5.00%	06/01/2025	10,000	10,685,400
Florida (State of) Mid-Bay Bridge Authority;
Series 2015 A, Ref. RB	5.00%	10/01/2022	2,485	2,742,371
Series 2015 A, Ref. RB	5.00%	10/01/2023	1,000	1,133,510
Florida (State of) Municipal Power Agency (All Requirments Power Supply); Series 2017-A, Ref. RB	5.00%	10/01/2026	4,000	5,021,240
Gulf Breeze (City of), FL (Local Government Loan Program); Series 1985 J, RB (g)	4.50%	12/01/2020	3,050	3,173,250
Hillsborough (County of), FL Aviation Authority (Tampa International Airport);
Series 2018 F, RB	5.00%	10/01/2023	1,250	1,444,713
Series 2018 F, RB	5.00%	10/01/2024	1,050	1,251,348
Hillsborough (County of), FL School Board;
Series 2015, Ref. RB (INS -AGM)(a)	5.00%	10/01/2021	1,700	1,834,827
Series 2015, Ref. RB (INS -AGM)(a)	5.00%	10/01/2022	1,500	1,675,035
JEA; Series 2017 A, Ref. RB	5.00%	10/01/2025	4,500	5,449,590
Manatee (County of), FL School District; Series 2017, RB (INS -AGM)(a)	5.00%	10/01/2024	2,600	3,094,312
Miami (City of), FL; Series 2009, Ref. RB (INS -AGC)(a)	5.00%	10/01/2028	750	752,093
Miami-Dade (County of), FL; Series 2010 B, Ref. RB (INS -AGM)(a)	5.00%	10/01/2023	3,500	3,652,740
Miami-Dade (County of), FL (Miami International Airport); Series 2009 B, RB (b)(e)	5.00%	10/01/2019	2,000	2,005,940
				76,453,418
Georgia–2.10%
Atlanta (City of), GA;
Ref. RB	5.00%	11/01/2024	2,000	2,392,940
Series 2009 B, RB (INS -AGM)(a)	4.13%	11/01/2019	970	974,675
Series 2009 B, RB (b)(e)	5.00%	11/01/2019	1,735	1,745,809
Series 2009 B, RB (INS -AGM)(a)	5.00%	11/01/2020	630	633,925
Series 2009 B, RB (INS -AGM)(a)	5.00%	11/01/2021	635	638,956
Series 2009 B, RB (INS -AGM)(a)	5.25%	11/01/2027	2,000	2,551,940
Brookhaven Development Authority (Children’s Healthcare of Atlanta, Inc.);
Series 2019 A, RB	5.00%	07/01/2024	1,875	2,214,431
Series 2019 A, RB	5.00%	07/01/2025	1,050	1,275,404
Burke (County of), GA Development Authority (Georgia Power Co. Plant Vogtle);
Series 1994, RB (b)	2.25%	05/25/2023	3,000	3,063,570
Series 1994, RB (b)	2.15%	06/13/2024	2,000	2,040,760
Burke (County of), GA Development Authority (Oglethorpe Power Vogtle); Series 2013 A, PCR (b)	2.40%	04/01/2020	2,000	2,011,640
DeKalb (County of), GA Hospital Authority (DeKalb Medical Center, Inc.); Series 2010, RAC (e)	5.25%	09/01/2020	540	550,633
Fayette (County of), GA Hospital Authority (Fayette Community Hospital);
Series 2009 A, RAC	4.38%	06/15/2020	2,500	2,505,825
Series 2009 A, RAC	4.50%	06/15/2021	2,500	2,506,025
Gainesville (City of) & Hall (County of), GA Development Authority (Acts Retirement-Life Community); Series 2012, RB	5.00%	11/15/2022	1,805	1,965,428
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.); Series 2014 B, Ref. RB (SIFMA Municipal Swap Index + 0.95%)(b)(c)	2.23%	02/18/2020	8,100	8,101,215
Gwinnett (County of), GA Hospital Authority (Gwinnett Hospital System, Inc.); Series 2007 D, RAC (INS -AGM)(a)	5.25%	07/01/2029	2,000	2,005,260
Main Street Natural Gas, Inc.; Series 2019 B, RB (b)	4.00%	12/02/2024	3,000	3,412,350
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8	Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–(continued)
Medical Center Hospital Authority (Columbus Regional Healthcare System, Inc.);
Series 2010, RAC (e)	3.50%	08/01/2020	$ 2,000	$ 2,042,520
Series 2010, RAC (b)(e)	5.00%	08/01/2020	1,500	1,552,845
				44,186,151
Guam–0.15%
Guam (Territory of) Power Authority;
Series 2012 A, Ref. RB (INS -AGM)(a)	5.00%	10/01/2019	1,000	1,002,730
Series 2012 A, Ref. RB (INS -AGM)(a)	5.00%	10/01/2020	2,070	2,150,792
				3,153,522
Hawaii–0.99%
Hawaii (State of);
Series 2013, GO Bonds	5.00%	08/01/2028	7,000	8,012,130
Series 2016 FE, Ref. GO Bonds	5.00%	10/01/2026	4,845	6,115,698
Series 2016 FE, Ref. GO Bonds	5.00%	10/01/2027	5,265	6,625,792
				20,753,620
Idaho–0.40%
Idaho (State of) Health Facilities Authority (St. Luke’s Health System);
Series 2018 A, Ref. RB	5.00%	03/01/2023	2,000	2,243,800
Series 2018 A, Ref. RB	5.00%	03/01/2024	1,350	1,558,764
Idaho (State of) Health Facilities Authority (Trinity Health Credit Group); Series 2008 B, Ref. RB	5.63%	12/01/2019	1,000	1,003,370
Regents of the University of Idaho; Series 2011, Ref. RB (b)	5.25%	04/01/2021	3,390	3,585,196
				8,391,130
Illinois–9.72%
Bolingbrook (Village of), IL; Series 2010 A, Ref. GO Bonds (INS -AGM)(a)	5.00%	01/01/2023	1,260	1,274,956
Chicago (City of), IL;
Series 2003 B, Ref. GO Bonds	5.00%	01/01/2024	3,205	3,553,159
Series 2004, Ref. RB	5.00%	11/01/2022	5,675	6,287,503
Series 2004, Ref. RB	5.00%	11/01/2023	2,475	2,823,727
Series 2004, Ref. RB	5.00%	11/01/2024	14,440	16,889,168
Series 2007 A, Ref. GO Bonds (INS -NATL)(a)	5.00%	01/01/2029	960	963,091
Series 2012, RB	5.00%	01/01/2027	1,000	1,075,430
Series 2014, RB	5.00%	11/01/2021	1,000	1,073,320
Series 2017 B, Ref. RB	5.00%	01/01/2025	3,520	4,115,830
Chicago (City of), IL (Midway Airport);
Series 2013 B, Ref. RB	5.00%	01/01/2020	2,000	2,024,740
Series 2014 B, Ref. RB	5.00%	01/01/2020	500	506,185
Chicago (City of), IL (O’Hare International Airport);
Series 2010 C, RB (INS -AGC)(a)	5.25%	01/01/2021	1,025	1,038,540
Series 2015 B, Ref. RB	5.00%	01/01/2022	3,650	3,967,586
Series 2015 B, Ref. RB	5.00%	01/01/2023	5,000	5,610,600
Chicago (City of), IL Transit Authority;
Series 2011, RB	5.25%	12/01/2029	2,500	2,691,850
Series 2011, RB	5.25%	12/01/2031	1,550	1,665,537
Chicago (City of), IL Transit Authority (FTA Section 5307 Urbanized Area Formula Funds);
Series 2015, Ref. RB	5.00%	06/01/2021	8,000	8,480,800
Series 2017, Ref. RB	5.00%	06/01/2025	4,000	4,732,120
Chicago (City of), IL Transit Authority (FTA Section 5337 State of Good Repair Formula Funds); Series 2017, Ref. RB	5.00%	06/01/2025	1,500	1,774,545
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9	Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Cook (County of), IL;
Series 2009 A, Ref. GO Bonds	5.00%	11/15/2019	$ 2,015	$ 2,029,951
Series 2009 C, Ref. GO Bonds	5.00%	11/15/2020	5,150	5,186,771
Series 2011 A, Ref. GO Bonds	5.25%	11/15/2028	8,785	9,436,408
Cook County School District No. 144 (Prairie Hills); Series 2010 A, GO Bonds (e)	4.25%	12/01/2020	555	576,773
DeKalb County Community Unit School District No. 428;
Series 2010, GO Bonds (e)(f)	0.00%	01/01/2020	380	378,488
Series 2010, GO Bonds (f)	0.00%	01/01/2020	620	617,111
Illinois (State of);
Series 2010, Ref. GO Bonds	5.00%	01/01/2020	1,675	1,693,274
Series 2010, Ref. GO Bonds	5.00%	01/01/2023	525	529,835
Series 2012, Ref. GO Bonds	5.00%	08/01/2025	4,710	5,060,707
Series 2013, GO Bonds	5.00%	07/01/2021	2,500	2,644,325
Series 2014, GO Bonds	5.00%	02/01/2021	5,000	5,224,300
Series 2014, GO Bonds	5.00%	02/01/2024	1,100	1,218,316
Series 2014, GO Bonds	5.00%	02/01/2025	4,695	5,199,572
Series 2017 D, GO Bonds	5.00%	11/01/2024	3,480	3,903,098
Series 2018 A, GO Bonds	5.25%	05/01/2023	3,000	3,318,660
Illinois (State of) Finance Authority (Advocate Health Care Network); Series 2008 A, Ref. RB	5.00%	11/01/2030	3,000	3,639,360
Illinois (State of) Finance Authority (Edward-Elmhurst Heathcare); Series 2018 B, Ref. RB (SIFMA Municipal Swap Index + 0.75%)(b)(c)	2.03%	07/01/2023	3,500	3,500,000
Illinois (State of) Finance Authority (Field Museum); Series 2019, Ref. RB (68% of 1 mo. USD LIBOR + 1.00%)(b)(c)	1.92%	09/01/2022	7,000	7,000,140
Illinois (State of) Finance Authority (Northwestern Memorial Healthcare); Series 2017 B, RB (b)	5.00%	12/15/2022	10,750	12,041,935
Illinois (State of) Finance Authority (Southern Illinois Healthcare Enterprises, Inc.); Series 2005, RB (b)(e)	5.25%	03/01/2020	2,775	2,831,166
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2002, RB (b)(e)(h)	5.70%	06/15/2022	875	993,134
Series 2002, RB (INS -NATL)(a)(h)	5.70%	06/15/2025	3,125	3,475,969
Series 2002, RB (INS- NATL)(a)(f)	0.00%	12/15/2032	25,000	17,245,750
Illinois (State of) Toll Highway Authority;
Series 2013 A, RB	5.00%	01/01/2032	1,250	1,396,013
Series 2015 A, RB	5.00%	01/01/2032	1,635	1,939,748
Railsplitter Tobacco Settlement Authority;
Series 2010, RB (b)(e)	5.50%	06/01/2021	1,500	1,613,250
Series 2017, RB	5.00%	06/01/2025	7,000	8,344,700
Regional Transportation Authority;
Series 1997, Ref. RB (INS -NATL)(a)	6.00%	06/01/2023	1,460	1,627,681
Series 2002 A, RB (INS -NATL)(a)	6.00%	07/01/2020	3,840	3,989,798
Series 2002 A, RB (INS -NATL)(a)	6.00%	07/01/2021	2,055	2,230,538
Series 2003 A, RB (INS -NATL)(a)	5.50%	07/01/2020	2,580	2,670,971
Sales Tax Securitization Corp.; Series 2017 A, Ref. RB	5.00%	01/01/2025	6,700	7,752,637
Springfield (City of), IL; Series 2015, Ref. RB	5.00%	03/01/2023	2,000	2,242,340
St. Clair (County of), IL (Alternative Revenue Source);
Series 2009, Ref. GO Bonds (b)(e)	5.00%	10/01/2019	970	972,813
Series 2009, Ref. GO Bonds (e)	5.00%	10/01/2019	625	626,813
Series 2009, Ref. GO Bonds	5.00%	10/01/2019	375	376,088
Series 2009, Ref. GO Bonds	5.00%	10/01/2021	510	511,499
				204,588,619
Indiana–2.16%
Indiana (State of) Finance Authority; Series 2016 C, Ref. RB	5.00%	12/01/2025	7,000	8,646,400
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc. Obligated Group); Series 2008 J, Ref. VRD RB (LOC - Barclays Bank PLC)(i)(j)	1.25%	11/01/2037	7,775	7,775,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10	Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Indiana–(continued)
Indiana (State of) Municipal Power Agency;
Series 2011 A, RB	5.00%	01/01/2021	$ 250	$ 262,923
Series 2011 A, RB (b)(e)	5.00%	07/01/2021	250	267,990
Indiana Bond Bank; Series 2007 B-1, RB (67% of 3 mo. USD LIBOR + 0.97%)(c)	2.51%	10/15/2022	2,875	2,875,431
Indianapolis (City of), IN Department of Public Utilites; Series 2018 A, Ref. RB	5.00%	10/01/2025	1,350	1,655,181
Purdue University; Series 2016 CC, Ref. RB	5.00%	07/01/2023	3,115	3,579,976
University of Southern Indiana; Series 2009 J, RB (b)(e)	5.00%	10/01/2019	400	401,176
Whiting (City of), IN (BP Products North America); Series 2008, RB (b)	1.85%	10/01/2019	20,000	20,007,200
				45,471,277
Iowa–0.50%
Ames (City of), IA (Mary Greeley Medical Center); Series 2011, RB (b)(e)	5.38%	06/15/2020	1,825	1,884,568
Iowa (State of) Finance Authority (Iowa Health System); Series 2018, Ref. RB (SIFMA Municipal Swap Index + 0.58%)(b)(c)(d)	1.86%	01/04/2024	6,210	6,210,062
Iowa Student Loan Liquidity Corp.; Series 2009 3, RB	5.00%	12/01/2019	2,500	2,521,450
				10,616,080
Kansas–1.23%
Kansas (State of) Development Finance Authority;
Series 2015 G, RB	5.00%	04/01/2027	5,000	5,641,850
Series 2015 G, RB	5.00%	04/01/2028	5,000	5,636,200
Kansas (State of) Development Finance Authority (Adventist Health System/Subelt Obligated Group); Series 2012 A, Ref. RB	5.00%	11/15/2032	11,975	13,043,410
Kansas (State of) Development Finance Authority (University of Kansas Health System); Series 2011 H, RB	5.00%	03/01/2024	500	509,160
Wyandotte (County of) & Kansas City (City of), KS Unified Government; Series 2014 A, Ref. RB	5.00%	09/01/2021	1,000	1,074,940
				25,905,560
Kentucky–4.17%
Kentucky (State of) Economic Development Finance Authority (Catholic Health Initiatives); Series 2011 B, RB (SIFMA Municipal Swap Index + 1.40%)(b)(c)	2.68%	02/01/2025	2,340	2,375,030
Kentucky (State of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, RB	5.00%	07/01/2025	1,635	1,897,630
Series 2015, RB	5.00%	07/01/2022	850	918,731
Kentucky (State of) Municipal Power Agency;
Series 2015 A, Ref. RB (INS -NATL)(a)	5.00%	09/01/2026	2,000	2,386,160
Series 2015 A, Ref. RB (INS -NATL)(a)	5.00%	09/01/2027	3,380	4,019,699
Series 2015 A, Ref. RB (INS -NATL)(a)	5.00%	09/01/2028	2,870	3,401,926
Kentucky (State of) Municipal Power Agency (Prairie State);
Series 2010 A, RB (INS -AGM)(a)	5.00%	09/01/2021	5,860	6,072,952
Series 2010 A, RB (INS -AGM)(a)	5.00%	09/01/2022	4,560	4,724,297
Series 2010 A, RB (INS -AGM)(a)	5.00%	09/01/2023	1,000	1,035,730
Kentucky (State of) Property & Building Commission (No. 108); Series 2015 A, Ref. RB	5.00%	08/01/2029	4,000	4,746,640
Kentucky (State of) Property & Building Commission (No. 112); Series 2016 B, Ref. RB	5.00%	11/01/2026	13,290	16,287,028
Kentucky (State of) Public Energy Authority;
Series 2018 A, RB (b)	4.00%	04/01/2024	7,830	8,622,083
Series 2018 B, RB (b)	4.00%	01/01/2025	5,000	5,605,450
Kentucky (State of) Turnpike Authority (Revitalization); Series 2017 B, Ref. RB	4.00%	07/01/2026	3,750	4,355,062
Louisville & Jefferson (Counties of), KY Kentucky Metropolitan Sewer District;
Series 2009 B, RB (b)(e)	5.00%	11/15/2019	5,890	5,936,060
Series 2009 B, RB	5.00%	05/15/2020	4,110	4,141,729
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11	Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kentucky–(continued)
Louisville & Jefferson (Counties of), KY Metropolitan Sewer District;
Series 2017 A, RB	5.00%	05/15/2025	$ 4,025	$ 4,880,715
Series 2017, Ref. RB	5.00%	05/15/2025	5,285	6,415,091
				87,822,013
Louisiana–3.82%
Jefferson (Parish of), LA Hospital Service District No. 1 (West Jefferson Medical Center); Series 1998 B, RB (b)(e)	5.25%	01/01/2020	1,000	1,033,470
Louisiana (State of);
Series 2012 A, GO Bonds	5.00%	08/01/2024	1,980	2,199,978
Series 2013 A, RB	5.00%	06/15/2033	1,050	1,183,287
Series 2016 B, Ref. GO Bonds	5.00%	08/01/2025	10,000	12,182,700
Series 2019 A, RB	5.00%	09/01/2026	2,000	2,507,160
Series C, Ref. GO Bonds	5.00%	08/01/2025	2,400	2,837,688
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Louisiana Community & Technical College System Facilities Corp.); Series 2009 B, RB (b)(e)	5.00%	10/01/2019	1,500	1,504,410
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Monroe Regional Airport Terminal); Series 2009, RB (b)(e)	5.00%	02/01/2020	1,000	1,016,000
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Westlake Chemical Corp.); Series 2009 A, RB	6.50%	08/01/2029	8,980	9,407,807
Louisiana (State of) Public Facilities Authority (CHRISTUS Health); Series 2009 A, Ref. RB (e)	5.25%	07/01/2020	1,000	1,032,210
Louisiana (State of) Public Facilities Authority (Louisiana Children’s Medical Center); Series 2015 A-2, RB (b)	5.00%	06/01/2025	5,000	5,954,450
Louisiana Citizens Property Insurance Corp.; Series 2015, Ref. RB (INS -AGM)(a)	5.00%	06/01/2022	14,575	16,069,812
Louisiana State University & Agricultural & Mechanical College Board of Supervisors; Series 2016 A, Ref. RB	5.00%	07/01/2023	3,250	3,710,135
New Orleans (City of), LA;
Series 2014, Ref. RB	5.00%	12/01/2019	1,000	1,009,140
Series 2015, RB	5.00%	06/01/2023	700	789,327
Series 2015, RB	5.00%	12/01/2023	600	685,116
Series 2015, RB	5.00%	06/01/2024	400	464,168
Series 2015, RB	5.00%	12/01/2024	750	880,403
Series 2015, RB	5.00%	06/01/2025	500	596,355
Series 2015, RB	5.00%	12/01/2025	825	991,435
Series 2015, RB	5.00%	06/01/2026	250	297,175
Series 2015, RB	5.00%	12/01/2026	500	599,860
Series 2015, RB	5.00%	06/01/2027	350	416,665
Series 2015, RB	5.00%	12/01/2027	750	897,030
Series 2015, Ref. GO Bonds	5.00%	12/01/2022	500	558,380
Series 2015, Ref. GO Bonds	5.00%	12/01/2023	500	575,375
Series 2015, Ref. GO Bonds	5.00%	12/01/2024	1,000	1,183,840
New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolitdated Garage System); Series 2018 B, Ref. RB (INS -AGM)(a)	5.00%	10/01/2026	200	245,884
St. Charles (Parish of), LA (Valero Energy Corp.); Series 2010, RB (b)	4.00%	06/01/2022	2,865	3,035,181
Terrebonne (Parish of), LA Hospital Service District No. 1 (Terrebonne General Medical Center); Series 2010, Ref. RB	4.00%	04/01/2020	1,000	1,015,180
Tobacco Settlement Financing Corp.; Series 2013 A, Ref. RB	5.00%	05/15/2022	5,000	5,474,700
				80,354,321
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
12	Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maine–0.12%
Lewiston (City of), ME (UBS Financial Services, Inc.);
Series 2008 B, GO Bonds (INS -AGM)(a)	5.00%	12/15/2019	$ 750	$ 752,453
Series 2008 B, GO Bonds (INS -AGM)(a)	5.00%	12/15/2020	870	872,740
Series 2008 B, GO Bonds (INS -AGM)(a)	5.50%	12/15/2023	950	953,230
				2,578,423
Maryland–0.82%
Maryland (State of);
Series 2014 B, GO Bonds	5.00%	08/01/2021	5,000	5,372,150
Series 2017 C, Ref. GO Bonds	5.00%	08/01/2024	10,000	11,882,800
				17,254,950
Massachusetts–2.19%
Massachusetts (State of) Department of Transportation (Contract Assistance); Series 2019 A, Ref. RB (b)	5.00%	01/01/2023	4,750	5,330,070
Massachusetts (State of) Development Finance Agency;
Series 2019 A, Ref. RB	5.00%	07/01/2025	845	1,005,930
Series 2019 A, Ref. RB	5.00%	07/01/2027	2,300	2,852,414
Massachusetts (State of) Development Finance Agency (Beth Israel Lahey Health); Series 2019, Ref. RB	5.00%	07/01/2025	1,000	1,206,540
Massachusetts (State of) Development Finance Agency (Boston University); Series 2019 DD, RB (b)	5.00%	04/01/2024	6,880	7,933,809
Massachusetts (State of) Development Finance Agency (Caregroup); Series 2017 S-5, Ref. RB (SIFMA Municipal Swap Index + 0.50%)(b)(c)	1.70%	01/27/2022	300	300,036
Massachusetts (State of) Development Finance Agency (Harvard University);
Series 2016 A, Ref. RB	5.00%	07/15/2024	4,735	5,635,976
Series 2017 S-4, Ref. RB (b)	5.00%	01/25/2024	15,000	17,450,250
Massachusetts (State of) Development Finance Agency (International Charter School);
Series 2015, Ref. RB	4.00%	04/15/2020	60	60,691
Series 2015, Ref. RB	5.00%	04/15/2025	1,750	1,921,990
Massachusetts (State of) Development Finance Agency (Suffolk University); Series 2017, Ref. RB	5.00%	07/01/2024	1,000	1,170,770
University of Massachusetts Building Authority; Series 2015-2, Ref. RB	5.00%	11/01/2023	975	1,131,624
				46,000,100
Michigan–3.99%
Great Lakes Water Authority; Series 2018 A, Ref. RB	5.00%	07/01/2024	2,425	2,844,064
Michigan (State of);
Series 2009, Ref. RB	5.00%	11/01/2019	3,000	3,018,780
Series 2009, Ref. RB	5.00%	11/01/2023	1,500	1,509,195
Michigan (State of) Building Authority (Facilities Program);
Series 2009 I, Ref. RB (INS -AGC)(a)	5.00%	10/15/2023	7,150	7,181,889
Series 2009 I, Ref. RB (INS -AGC)(a)	5.25%	10/15/2024	1,040	1,044,930
Series 2009 II, RB (INS -AGM)(a)	5.00%	10/15/2021	1,180	1,185,263
Series 2009 II, RB (INS -AGM)(a)	5.00%	10/15/2022	520	522,319
Series 2019, Ref. RB	5.00%	04/15/2025	2,100	2,543,982
Michigan (State of) Finance Authority (Bronson Healthcare Group); Series 2019 B, RB (b)	3.50%	11/15/2022	4,000	4,253,880
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 D-1, Ref. RB (INS -AGM)(a)	5.00%	07/01/2020	3,500	3,610,845
Series 2014 D-1, Ref. RB (INS -AGM)(a)	5.00%	07/01/2021	4,000	4,275,760
Series 2014 D-1, Ref. RB (INS -AGM)(a)	5.00%	07/01/2022	10,000	11,065,000
Michigan (State of) Finance Authority (Local Government Loan Program); Series 2014, Ref. RB	3.88%	10/01/2023	2,000	2,132,120
Michigan (State of) Finance Authority (Mclaren Health Care);
Series 2015 D-1, Ref. RB (68% of 1 mo. USD LIBOR + 0.40%)(b)(c)	1.81%	10/15/2021	7,255	7,253,404
Series 2015 D-2, Ref. RB (68% of 1 mo. USD LIBOR + 0.75%)(b)(c)	2.16%	10/15/2020	10,000	10,027,100
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
13	Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan–(continued)
Michigan (State of) Finance Authority (Trinity Health Corp.);
Series 2015, Ref. RB	5.00%	12/01/2031	$ 2,000	$ 2,185,240
Series 2015, Ref. RB	5.00%	12/01/2034	7,000	7,642,390
Michigan (State of) Finance Authority (Trinity Health); Series 2015, RB (67% of 1 mo. USD LIBOR + 0.54%)(b)(c)	1.93%	12/01/2020	10,000	10,048,100
Michigan (State of) Hospital Finance Authority (Henry Ford Health System); Series 2009, Ref. RB (e)	5.00%	11/15/2019	1,500	1,511,430
				83,855,691
Minnesota–0.81%
Maple Grove (City of), MN (Maple Grove Hospital Corp.);
Series 2017, Ref. RB	5.00%	05/01/2023	500	563,575
Series 2017, Ref. RB	5.00%	05/01/2024	1,200	1,392,768
Series 2017, Ref. RB	5.00%	05/01/2025	800	953,952
Minneapolis & St. Paul (Cities of), MN Housing & Redevelopment Authority (Allina Health System); Series 2017 A, Ref. RB	5.00%	11/15/2024	1,780	2,120,336
Minneapolis & St. Paul (Cities of), MN Housing & Redevelopment Authority (Children’s Health Care);
Series 1995 B, RB (INS -AGM)(a)	5.00%	08/15/2021	1,350	1,398,951
Series 2010 A, RB	5.00%	08/15/2020	730	756,470
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission;
Series 2009 A, Ref. RB (e)	5.00%	01/01/2020	1,000	1,002,870
Series 2011, Ref. RB	5.00%	01/01/2020	1,500	1,519,140
Series 2011, Ref. RB	5.00%	01/01/2021	1,240	1,304,269
Series 2016 B, Ref. RB	5.00%	01/01/2023	1,000	1,125,950
Series 2016 C, RB	4.00%	01/01/2021	175	181,892
Series 2016 C, RB	5.00%	01/01/2022	250	272,597
Series 2016 C, RB	5.00%	01/01/2023	225	253,733
Series 2016 C, RB	5.00%	01/01/2024	200	232,830
Minnesota (State of) Agricultural & Economic Development Board (Essentia Health Obligated Group);
Series 2008 C-1, RB (INS -AGC)(a)	4.00%	02/15/2020	1,500	1,520,085
Series 2008 C-1, RB (INS -AGC)(a)	5.00%	02/15/2021	1,500	1,525,950
Minnesota (State of) Higher Education Facilities Authority (University of St. Thomas); Series 2009 Seven-A, RB (b)(e)	4.50%	10/01/2019	1,000	1,002,520
				17,127,888
Mississippi–0.16%
Alcorn State University Educational Building Corp. (Student Housing); Series 2009 A, RB (b)(e)	4.63%	09/01/2019	1,695	1,695,000
Mississippi (State of) Hospital Equipment & Facilities Authority (Forrest Co. General Hospital);
Series 2019 B, Ref. RB	5.00%	01/01/2024	400	458,196
Series 2019 B, Ref. RB	5.00%	01/01/2025	1,105	1,298,441
				3,451,637
Missouri–1.05%
Kansas City (City of), MO;
Series 2010 B, Ref. RB	4.13%	01/01/2021	2,000	2,019,280
Series 2017 C, Ref. RB	5.00%	09/01/2023	1,500	1,718,235
Series 2017 C, Ref. RB	5.00%	09/01/2024	2,675	3,154,146
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Service); Series B, RB (b)	2.88%	02/01/2022	3,600	3,627,072
Missouri (State of) Health & Educational Facilities Authority (SSM Health Care); Series 2010 B, RB (b)(e)	5.00%	06/01/2020	4,645	4,778,033
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.); Series 2010 A, RB	5.00%	11/15/2020	1,000	1,047,840
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie Street);
Series 2015 A, Ref. RB	5.00%	06/01/2027	2,600	3,120,546
Series 2015 A, Ref. RB	5.00%	12/01/2027	1,140	1,365,754
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
14	Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri–(continued)
St. Louis (County of), MO Industrial Development Authority (Friendship Village of Sunset Hills); Series 2013 A, RB	5.00%	09/01/2023	$ 1,135	$ 1,204,394
				22,035,300
Montana–0.05%
Montana (State of) Facility Finance Authority (Sisters of Charity of Leavenworth Health System); Series 2010 B, Ref. RB	4.00%	01/01/2020	1,000	1,009,470
Nebraska–0.07%
Lincoln (City of), NE; Series 2012, Ref. RB	5.00%	09/01/2023	1,250	1,392,775
Nevada–0.11%
Clark (County of), NV (Las Vegas-McCarran International Airport); Series 2015, Ref. RB	5.00%	07/01/2022	2,000	2,217,120
New Hampshire–0.07%
New Hampshire (State of) Health & Education Facilities Authority (Concord Hospital);
Series 2011, RB	5.25%	10/01/2025	525	563,929
Series 2011, RB	5.50%	10/01/2026	510	549,968
New Hampshire (State of) Housing Finance Authority; Series 2009 A, RB	5.13%	07/01/2029	385	387,699
				1,501,596
New Jersey–5.60%
New Jersey (State of) Economic Development Authority;
Series 2005 N-1, Ref. RB (INS -NATL)(a)	5.50%	09/01/2022	5,000	5,556,900
Series 2012, Ref. RB	5.00%	06/15/2022	1,500	1,637,415
Series 2017 A, Ref. RB (INS -BAM)(a)	5.00%	07/01/2027	8,200	10,135,610
Series 2017 A, Ref. RB (INS -BAM)(a)	5.00%	07/01/2028	5,005	6,167,762
New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC-Montclair State University Student Housing);
Series 2010 A, RB (b)(e)	5.00%	06/01/2020	1,500	1,544,085
Series 2010 A, RB	5.25%	06/01/2020	1,295	1,326,080
New Jersey (State of) Transportation Trust Fund Authority;
Series 2005 B, RB (INS -AGC)(a)	5.50%	12/15/2021	6,000	6,562,440
Series 2006 A, RB (INS -AGM)(a)	5.25%	12/15/2021	1,820	1,982,562
Series 2010 D, RB	5.25%	12/15/2023	3,305	3,804,683
Series 2011 B, RB	5.00%	06/15/2020	1,000	1,029,260
Series 2011-B, RB	5.00%	06/15/2021	1,000	1,066,180
Series 2013 AA, RB	5.00%	06/15/2021	6,000	6,397,080
Series 2014, RN (SIFMA Municipal Swap Index + 1.00%)(b)(c)	2.28%	12/15/2019	2,000	2,000,600
Series 2014, RN (SIFMA Municipal Swap Index + 1.20%)(b)(c)	2.48%	12/15/2021	1,000	1,006,520
Series 2016, RB	5.00%	06/15/2023	1,250	1,411,112
Series 2016, RN	5.00%	06/15/2030	2,025	2,411,998
Series 2018 A, Ref. RB	5.00%	12/15/2025	5,000	5,964,950
Series 2018 A, Ref. RN	5.00%	06/15/2023	8,500	9,595,565
Series 2018 A, Ref. RN	5.00%	06/15/2030	5,000	5,955,550
Series 2018-A, Ref. RN	5.00%	06/15/2024	8,750	10,142,825
Subseries 2016 A-1, RN	5.00%	06/15/2024	4,500	5,220,810
Subseries 2016 A-1, RN	5.00%	06/15/2028	1,140	1,371,739
New Jersey (State of) Turnpike Authority;
Series 2005 D-4, RB (INS- AGM)(a)	5.25%	01/01/2026	5,000	6,140,450
Series 2009 H, RB	5.00%	01/01/2020	1,325	1,328,710
Series 2017 C-6, Ref. RB (70% of 1 mo. USD LIBOR + 0.75%)(b)(c)	2.21%	01/01/2023	10,000	10,065,400
Newark (City of), NJ Housing Authority;
Series 2009, RB (b)(e)	5.00%	12/01/2019	770	777,384
Series 2009, RB (INS- AGC)(a)	5.00%	12/01/2021	360	363,035
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
15	Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2023	$ 3,000	$ 3,369,090
Series 2018 A, Ref. RB	5.00%	06/01/2024	2,000	2,303,800
Series 2018 A, Ref. RB	5.00%	06/01/2025	1,000	1,179,510
				117,819,105
New Mexico–0.36%
Albuquerque (City of) & Bernalillo (County of), NM Water Utility Authority; Series 2015, Ref. RB	5.00%	07/01/2023	5,170	5,931,231
New Mexico (State of) Hospital Equipment Loan Council (Haverland Charter Lifestyle Group); Series 2013, RB	4.00%	07/01/2022	1,675	1,734,462
				7,665,693
New York–9.24%
Jefferson Civic Facility Development Corp. (Samaritan Medical Center);
Series 2017 A, Ref. RB	5.00%	11/01/2023	1,185	1,321,512
Series 2017 A, Ref. RB	5.00%	11/01/2024	1,245	1,419,674
Long Island (City of), NY Power Authority;
Series 2014 C, Ref. RN (70% of 1 mo. USD LIBOR + 0.75%)(b)(c)	2.21%	10/01/2023	15,000	15,070,500
Series 2016 B, Ref. RB	5.00%	09/01/2024	2,485	2,955,286
Series 2017, RB	5.00%	09/01/2025	1,000	1,225,130
Metropolitan Transportation Authority;
Subseries 2002 G-1H, Ref. RB (67% of 1 mo. USD LIBOR + 0.82%)(b)(c)	2.22%	02/01/2022	3,615	3,627,942
Subseries 2008 A-2A, Ref. RB (SIFMA Municipal Swap Index + 0.45%)(b)(c)	1.73%	06/01/2022	13,555	13,535,887
Subseries 2012 G-4, Ref. RB (67% of 1 mo. USD LIBOR + 0.55%)(b)(c)	1.95%	11/01/2022	11,935	11,881,889
Subseries 2018 C-2, RB	5.00%	09/01/2021	5,000	5,366,650
Subseries 2018 D-1, RB (67% of 1 mo. USD LIBOR + 0.65%)(b)(c)	2.05%	07/01/2021	5,000	5,005,600
Metropolitan Transportation Authority (Green Bonds); Series 2018 B, Ref. RB	5.00%	11/15/2023	5,000	5,777,100
New York (City of), NY;
Series 2012 F, Ref. GO Bonds	5.00%	08/01/2023	9,165	10,029,534
Series 2014 I-2, VRD GO Bonds (i)	1.25%	03/01/2040	3,700	3,700,000
Series 2017 C, Ref. GO Bonds	5.00%	08/01/2024	8,050	9,548,668
Subseries 2015 F-5, VRD GO Bonds (i)	1.25%	06/01/2044	8,950	8,950,000
New York (City of), NY Industrial Development Agency (Yankee Stadium);
Series 2006, RB (CPI Rate + 0.87%) (INS -FGIC)(a)(c)	3.74%	03/01/2025	1,025	1,068,768
Series 2006, RB (CPI Rate + 0.88%) (INS -FGIC) (a)(c)	3.75%	03/01/2026	2,725	2,852,367
Series 2006, RB (CPI Rate + 0.89%) (INS -FGIC)(a)(c)	3.76%	03/01/2027	5,500	5,765,870
New York (City of), NY Municipal Water Finance Authority; Subseries 2012 A-1, VRD RB (i)	1.25%	06/15/2044	11,370	11,370,000
New York (City of), NY Transitional Finance Authority; Subseries 2014 D-4, VRD RB (i)	1.26%	02/01/2044	2,200	2,200,000
New York (State of) Dormitory Authority;
Series 2013 A, RB	5.00%	02/15/2024	5,375	6,084,178
Series 2019 A, Ref. RB	5.00%	03/15/2024	5,000	5,866,050
New York (State of) Dormitory Authority (Montefiore Obligated Group);
Series 2018 A, Ref. RB	5.00%	08/01/2024	1,250	1,466,375
Series 2018 A, Ref. RB	5.00%	08/01/2025	3,000	3,614,850
New York (State of) Metropolitan Transportation Authority; Series 2012 C, RB	5.00%	11/15/2028	7,260	8,104,846
New York (State of) Thruway Authority;
Series 2018 L, Ref. RB	5.00%	01/01/2025	780	941,632
Series 2018 L, Ref. RB	5.00%	01/01/2026	1,000	1,242,950
New York State Urban Development Corp.; Series 2017 A, Ref. RB	5.00%	03/15/2024	10,000	11,741,800
Niagara Falls (City of), NY Bridge Commission; Series 1993 A, RB (INS -AGC)(a)	4.00%	10/01/2019	205	205,439
Triborough Bridge & Tunnel Authority; Subseries 2016 B-4A, Ref. RB (67% of 1 mo. USD LIBOR + 0.70%)(b)(c)	2.10%	02/01/2021	13,350	13,432,102
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
16	Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Triborough Bridge & Tunnel Authority (MTA Bridges and Tunnels);
Series 2001 B, RB (67% of SOFR + 0.43%)(b)(c)	1.88%	09/26/2019	$ 1,890	$ 1,890,340
Series 2018 D, RB (67% of SOFR + 0.50%)(b)(c)	1.95%	10/01/2020	4,850	4,864,841
TSASC, Inc.;
Series 2017 A, Ref. RB	5.00%	06/01/2024	4,500	5,224,050
Series 2017 A, Ref. RB	5.00%	06/01/2025	5,000	5,937,150
Yonkers (City of), NY;
Series 2010 A, GO Bonds (b)(e)	5.00%	11/15/2020	500	524,475
Series 2010 A, GO Bonds (INS -AGM)(a)	5.00%	11/15/2020	655	686,499
				194,499,954
North Carolina–2.05%
Charlotte (City of) & Mecklenburg (County of), NC Hospital Authority (Carolinas HealthCare System); Series 2018 E, Ref. RB (SIFMA Municipal Swap Index + 0.45%)(b)(c)	1.73%	12/01/2021	5,000	4,993,900
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health); Series 2018 H, VRD RB (i)	1.22%	01/15/2048	4,600	4,600,000
Charlotte-Mecklenburg Hospital Authority (The) (Carolinas Health Care Systems); Series 2007 C, Ref. VRD RB (i)	1.22%	01/15/2037	5,750	5,750,000
North Carolina (State of) Municipal Power Agency #1 (Catawba);
Series 2015 A, Ref. RB	5.00%	01/01/2028	1,615	1,976,469
Series 2015 B, Ref. RB	5.00%	01/01/2022	1,875	2,041,313
Series 2019 A, Ref. RB	5.00%	01/01/2021	7,180	7,520,332
Series 2019 B, Ref. RB	5.00%	01/01/2021	5,545	5,807,833
North Carolina (State of) Turnpike Authority;
Series 2017, Ref. RB (INS -AGM)(a)	5.00%	01/01/2024	1,150	1,322,477
Series 2017, Ref. RB	5.00%	01/01/2025	2,025	2,381,319
Series 2017, Ref. RB (INS -AGM)(a)	5.00%	01/01/2026	1,350	1,637,415
University of North Carolina at Chapel Hill; Series 2012, RB (67% of 1 mo. USD LIBOR + 0.40%)(b)(c)	1.80%	11/09/2022	5,000	4,999,150
				43,030,208
Ohio–2.17%
Allen (County of), OH (Catholic Healthcare Partners); Series 2010 B, RB	5.00%	09/01/2020	2,920	3,028,770
American Municipal Power, Inc.; Series 2015 A, Ref. RB	5.25%	02/15/2032	2,000	2,182,340
American Municipal Power, Inc. (AMP Fremont Energy Center); Series 2017 A, Ref. RB	5.00%	02/15/2027	5,000	6,307,050
American Municipal Power, Inc. (Combined Hydroelectric);
Series 2009 C, RB (b)(e)	5.00%	02/15/2020	2,850	2,899,305
Series 2018 A, RB (b)	2.25%	08/15/2021	2,500	2,531,050
Cleveland (City of), OH;
Series 2006 A, RB (INS- AMBAC)(a)	5.25%	01/01/2021	3,980	4,191,736
Series 2011 A, RB	5.00%	01/01/2022	2,315	2,435,473
Series 2012 A, Ref. RB	5.00%	01/01/2029	3,000	3,237,990
Franklin (County of), OH (OhioHealth Corp.); Series 2011 B, Ref. RB (b)	5.00%	05/15/2023	5,000	5,648,050
Hancock (County of), OH (Blanchard Valley Regional Health Center); Series 2011 A, RB (b)(e)	5.75%	06/01/2021	250	269,950
Miami University (A State University of Ohio);
Series 2014, Ref. RB	5.00%	09/01/2023	1,465	1,686,786
Series 2017, Ref. RB	5.00%	09/01/2023	1,995	2,297,023
Ohio (State of);
Series 2009 A II, RB	5.00%	12/01/2019	1,825	1,842,410
Series 2014 A, GO Bonds	5.00%	03/01/2031	4,190	4,569,446
Ohio (State of) (Cleveland Clinic Health System Obligated Group);
Series 2011 B-1, Ref. RB	5.00%	01/01/2024	1,000	1,051,910
Series 2017, Ref. RB	5.00%	01/01/2026	1,205	1,486,127
				45,665,416
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
17	Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oklahoma–0.46%
Grand River Dam Authority; Series 2016 A, Ref. RB	5.00%	06/01/2024	$ 2,500	$ 2,944,975
Oklahoma (County of), OK Finance Authority (Western Heights Public Schools); Series 2009, RB (e)	4.50%	09/01/2019	2,000	2,000,000
Tulsa (County of), OK Industrial Authority (Broken Arrow Public Schools); Series 2016, RB	5.00%	09/01/2026	3,100	3,543,207
University of Oklahoma (The); Series 2014 C, Ref. RB	5.00%	07/01/2030	1,000	1,100,620
				9,588,802
Oregon–1.19%
Multnomah (County of), OR; Series 2017, GO Bonds	5.00%	06/01/2023	6,960	7,968,504
Oregon (State of) Department of Transportation;
Series 2017 C, Ref. RB	5.00%	11/15/2025	3,525	4,355,737
Series 2017 C, Ref. RB	5.00%	11/15/2026	2,000	2,539,920
Portland (City of), OR; Series 2011 B, RB	5.25%	06/15/2029	1,000	1,068,380
Portland (City of), OR Community College District; Series 2013, GO Bonds	5.00%	06/15/2022	6,000	6,653,520
Salem-Keizer School District No. 24J; Series 2009 B, GO Bonds (CEP -Oregon School Bond Guaranty)(f)	0.00%	06/15/2023	2,500	2,382,175
				24,968,236
Pennsylvania–5.27%
Bethlehem (City of), PA;
Series 2014, Ref. RB (INS -BAM)(a)	5.00%	11/15/2020	1,475	1,541,213
Series 2014, Ref. RB (INS -BAM)(a)	5.00%	11/15/2021	1,400	1,514,912
Commonwealth Financing Authority;
Series 2015 A, RB	5.00%	06/01/2034	6,000	7,017,540
Series 2018, RB	5.00%	06/01/2025	5,500	6,559,905
Series 2018, RB	5.00%	06/01/2026	2,000	2,441,220
Delaware Valley Regional Financial Authority; Series 2018 B, RB (SIFMA Municipal Swap Index + 0.42%)(b)(c)	1.70%	09/01/2022	4,000	4,007,560
DuBois (City of), PA Hospital Authority (Penn Highlands Healthcare);
Series 2018, Ref. RB	5.00%	07/15/2020	500	516,095
Series 2018, Ref. RB	5.00%	07/15/2021	500	533,950
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University);
Series 2018 A, Ref. RB	5.00%	09/01/2022	1,350	1,500,822
Series 2018 A, Ref. RB	5.00%	09/01/2023	1,050	1,203,205
Series 2018 A, Ref. RB	5.00%	09/01/2024	1,000	1,177,530
Series 2018 C, RB (SIFMA Municipal Swap Index + 0.72%)(b)(c)	2.00%	09/01/2023	4,700	4,700,047
Montgomery (County of), PA Industrial Development Authority (ACTS Retirement Communities); Series 2012, Ref. IDR	5.00%	11/15/2026	2,000	2,184,900
Montgomery (County of), PA Industrial Development Authority (ACTS Retirement-Life Communities); Series 2012, Ref. RB	5.00%	11/15/2025	1,000	1,093,250
Montgomery (County of), PA Industrial Development Authority (PECO Energy Company);
Series 1994 A, Ref. RB (b)	2.55%	06/01/2020	5,000	5,047,800
Series 1999 A, Ref. RB (b)	2.50%	04/01/2020	6,000	6,043,500
Pennsylvania (Commonwealth of);
First Series 2016, Ref. GO Bonds	5.00%	09/15/2026	5,000	6,220,300
First Series 2016, Ref. GO Bonds	5.00%	02/01/2028	1,690	2,069,151
Second Series 2016, Ref. GO Bonds	5.00%	09/15/2028	2,455	3,051,688
Series 2013, GO Bonds	5.00%	10/15/2032	1,475	1,683,329
Series 2018 A, Ref. COP	5.00%	07/01/2023	500	566,580
Series 2018 A, Ref. COP	5.00%	07/01/2025	500	598,305
Pennsylvania (State of) Higher Educational Facilities Authority (University of Pittsburgh Medical Center); Series 2010 E, RB	5.00%	05/15/2021	7,285	7,481,695
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
18	Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Pennsylvania (State of) Turnpike Commission;
Series 2011 A, RB	5.00%	12/01/2022	$ 1,500	$ 1,686,345
Series 2011 A, RB	5.00%	12/01/2023	1,500	1,740,255
Series 2014 B-1, Ref. RB (SIFMA Municipal Swap Index + 0.88%)(c)	2.16%	12/01/2020	5,100	5,133,252
Series 2014, Ref. RB	5.00%	12/01/2033	5,000	5,893,150
Series 2018 A-1, Ref. RB (SIFMA Municipal Swap Index + 0.43%)(c)	1.71%	12/01/2021	4,000	4,018,120
Series 2019 A, RB	5.00%	12/01/2026	1,000	1,235,280
Series 2019 A, RB	5.00%	12/01/2027	1,500	1,881,975
Series 2019 A, RB	5.00%	12/01/2028	2,000	2,545,280
Philadelphia (City of), PA;
Series 2017 A, Ref. GO Bonds	5.00%	08/01/2023	1,000	1,142,940
Series 2019 B, GO Bonds	5.00%	02/01/2024	850	986,578
Series 2019 B, GO Bonds	5.00%	02/01/2025	1,000	1,195,800
Series 2019 B, GO Bonds	5.00%	02/01/2026	1,200	1,475,052
Philadelphia (City of), PA Gas Works;
Series 2015, Ref. RB	5.00%	08/01/2022	2,250	2,492,460
Series 2015, Ref. RB	5.00%	08/01/2023	4,000	4,570,120
Philadelphia (City of), PA Industrial Development Authority (Discovery Charter School); Series 2012, RB	5.50%	04/01/2027	1,320	1,361,422
Pittsburgh (City of), PA Water & Sewer Authority; Series 2019 A, RB (INS -AGM)(a)	5.00%	09/01/2024	1,000	1,183,370
Pittsburgh Public School District;
Series 2009 A, GO Bonds (e)	4.00%	09/01/2019	860	860,000
Series 2009 A, GO Bonds (INS -AGC)(a)	4.00%	09/01/2019	2,245	2,245,000
South Fork (Borough of), PA Municipal Authority (Conemaugh Valley Memorial Hospital); Series 2005 A, Ref. RB (b)(e)	6.00%	07/01/2020	500	519,590
				110,920,486
Rhode Island–0.60%
Rhode Island Health & Educational Building Corp. (University of Rhode Island - Auxiliary Enterprise); Series 2009 B, RB (INS -AGC)(a)	5.25%	09/15/2029	1,265	1,268,491
Tobacco Settlement Financing Corp.;
Series 2015 A, Ref. RB	5.00%	06/01/2026	2,435	2,842,254
Series 2015 A, Ref. RB	5.00%	06/01/2027	3,600	4,182,948
Series 2015 A, Ref. RB	5.00%	06/01/2028	1,920	2,224,762
Series 2015 B, Ref. RB	2.25%	06/01/2041	1,985	1,994,885
				12,513,340
South Carolina–1.63%
Patriots Energy Group Financing Agency; Series 2018 A, RB (b)	4.00%	02/01/2024	8,000	8,832,160
Piedmont Municipal Power Agency;
Series 2009 A-4, Ref. RB (e)	5.00%	01/01/2020	980	992,152
Series 2009 A-4, Ref. RB	5.00%	01/01/2020	1,020	1,032,648
SCAGO Educational Facilities Corporation for Pickens School District; Series 2015, Ref. RB	5.00%	12/01/2026	2,250	2,706,053
South Carolina (State of) Jobs-Economic Development Authority (AnMed Health);
Series 2012 B, Ref. RB (b)(e)	5.00%	10/01/2022	5,000	5,592,800
Series 2018 A, Ref. RB	5.00%	05/01/2025	1,500	1,795,875
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. RB (e)	5.00%	08/01/2021	1,300	1,396,499
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group); Series 2018 A, Ref. RB	5.00%	05/01/2024	1,000	1,165,060
South Carolina Transportation Infrastructure Bank; Series 2012 A, Ref. RB (b)(e)	5.00%	10/01/2021	10,000	10,806,400
				34,319,647
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
19	Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Dakota–0.31%
Rapid City (City of), SD;
Series 2009, RB (g)	5.00%	11/01/2021	$ 1,170	$ 1,177,324
Series 2009, RB (g)	5.00%	11/01/2024	1,620	1,630,336
Series 2009, RB (g)	5.00%	11/01/2025	1,650	1,660,609
South Dakota (State of) Health & Educational Facilities Authority (Regional Health); Series 2010, RB (b)(e)	5.00%	09/01/2020	1,000	1,038,260
South Dakota (State of) Health & Educational Facilities Authority (Sanford Health); Series 2009, RB	5.00%	11/01/2024	1,000	1,005,750
				6,512,279
Tennessee–1.26%
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health);
Series 2018 A, Ref. RB	5.00%	07/01/2023	1,800	2,036,088
Series 2018 A, Ref. RB	5.00%	07/01/2024	2,000	2,267,100
Series 2018 A, Ref. RB	5.00%	07/01/2025	2,000	2,263,120
Memphis (City of) & Shelby (County of), TN Airport Authority; Series 2011 D, Ref. RB	5.00%	07/01/2022	2,165	2,319,170
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (Blakeford at Green Hills);
Series 2012, Ref. RB	5.00%	07/01/2020	860	881,268
Series 2012, Ref. RB	5.00%	07/01/2021	885	930,046
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (Lipscomb University); Series 2016 A, Ref. RB	5.00%	10/01/2021	745	798,349
Shelby (County of), TN Health, Educational & Housing Facilities Board (Methodist Le Bonheur Healthcare); Series 2017 A, RB	5.00%	05/01/2024	1,840	2,151,880
Tennessee Energy Acquisition Corp.;
Series 2006 A, RB	5.25%	09/01/2021	4,385	4,702,737
Series 2017 A, RB (b)	4.00%	05/01/2023	3,420	3,702,458
Series 2018, RB (b)	4.00%	11/01/2025	4,000	4,497,000
				26,549,216
Texas–11.64%
Austin Convention Enterprises, Inc.;
Series 2017, Ref. RB	5.00%	01/01/2022	350	379,778
Series 2017, Ref. RB	5.00%	01/01/2025	900	1,048,792
Central Texas Regional Mobility Authority; Series 2018, RB	4.00%	01/01/2022	2,500	2,610,500
Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2013, RB	5.00%	08/15/2023	750	810,173
Dallas-Fort Worth (Cities of), TX International Airport; Series 2013 F, Ref. RB	5.25%	11/01/2033	4,490	5,173,647
Denton Independent School District; Series 2015, Ref. GO Bonds (CEP -Texas Permanent School Fund)	5.00%	08/15/2024	6,685	7,932,087
Dickinson Independent School District; Series 2000, Ref. GO Bonds (CEP -Texas Permanent School Fund)	6.00%	02/15/2028	11,370	14,256,161
Frisco Independent School District; Series 2016 A, Ref. GO Bonds (CEP -Texas Permanent School Fund)	5.00%	08/15/2025	2,500	3,058,800
Galveston (City of), TX; Series 2011, Ref. RB	5.00%	02/01/2021	1,000	1,051,240
Grand Parkway Transportation Corp. (Tela Supported); Series 2018 B, RB (b)	5.00%	10/01/2023	5,000	5,712,200
Gulf Coast Industrial Development Authority (ExxonMobil); Series 2012, VRD RB (i)	1.25%	11/01/2041	9,250	9,250,000
Harris (County of), TX Metropolitan Transit Authority; Series 2017 B, Ref. RB	5.00%	11/01/2025	3,040	3,737,984
Harris County Cultural Education Facilities Finance Corp. (Memorial Herman Health System); Series 2014 A, RB	5.00%	12/01/2030	1,445	1,680,174
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System);
Series 2013 A, Ref. RB	5.00%	12/01/2023	1,625	1,814,735
Series 2014 B, RB (SIFMA Municipal Swap Index + 0.58%)(b)(c)	1.86%	12/01/2019	11,000	11,005,170
Harris County Cultural Education Facilities Finance Corp. (TECO); Series 2009 A, RB	5.00%	11/15/2019	485	488,667
Harris County Cultural Education Facilities Finance Corp. (Texas Children’s Hospital);
Series 2009, RB	5.00%	10/01/2024	1,750	1,755,145
Series 2015, RB (68% of 1 mo. USD LIBOR + 0.85%)(b)(c)	2.25%	06/01/2020	5,000	5,008,050
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
20	Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Harris County Cultural Education Facilities Finance Corp. (Texas Medical Center); Series 2009 A, Ref. RB (INS -AGC)(a)	5.00%	05/15/2023	$ 1,500	$ 1,504,140
Harris County Cultural Education Facilities Finance Corp. (YMCA of the Greater Houston Area);
Series 2013 A, Ref. RB	5.00%	06/01/2021	535	563,184
Series 2013 A, Ref. RB	5.00%	06/01/2022	855	918,655
Harris County Industrial Development Corp. (Deer Park Refining Limited Partnership); Series 2006, RB (b)(e)	5.00%	12/01/2019	4,000	4,035,400
Houston (City of), TX;
Series 2014 C, Ref. RB	5.00%	05/15/2024	3,685	4,336,803
Series 2016 A, Ref. GO Bonds	5.00%	03/01/2024	3,060	3,565,114
Series 2017 A, Ref. GO Bonds	5.00%	03/01/2028	5,350	6,707,081
Series 2018 C, Ref. RB (70% of 1 mo. USD LIBOR +0.36%)(b)(c)	1.81%	08/01/2021	4,000	3,999,560
Series 2019 C, Ref. GO Bonds	5.00%	03/01/2022	12,305	13,300,351
Houston Independent School District; Series 2016 A, Ref. GO Bonds (CEP -Texas Permanent School Fund)	5.00%	02/15/2025	3,750	4,524,487
Leander Independent School District; Series 2014 D, Ref. GO Bonds (CEP -Texas Permanent School Fund)(f)	0.00%	08/15/2027	5,675	4,740,271
Lower Colorado River Authority (LCRA Transmission Services Corp.);
Series 2018, Ref. RB	5.00%	05/15/2023	1,900	2,163,207
Series 2018, Ref. RB	5.00%	05/15/2024	2,430	2,853,719
Lower Neches Valley Authority Industrial Development Corp. (Exxonmobil); Series 2010, VRD RB (i)	1.25%	11/01/2038	7,600	7,600,000
New Hope Cultural Education Facilities Corp. (CHF-Collegiate Housing College Station I, LLC-Texas A&M University); Series 2014 A, RB (INS -AGM)(a)	4.00%	04/01/2020	325	329,293
North East Texas Regional Mobility Authority; Series 2016, RB	5.00%	01/01/2026	1,870	2,231,957
North Fort Bend Water Authority; Series 2009, RB (INS -AGC)(a)	5.00%	12/15/2024	2,000	2,021,640
North Texas Tollway Authority; Series 2019 B, Ref. RB	5.00%	01/01/2025	2,000	2,390,340
Northside Independent School District (School Building); Series 2012, GO Bonds (CEP -Texas Permanent School Fund)(b)	1.75%	06/01/2022	3,090	3,093,615
Sachse (City of), TX; Series 2009, Ref. GO Bonds (INS -AGC)(a)	5.00%	02/15/2024	5	5,014
San Antonio (City of), TX;
Series 2016, Ref. RB	5.00%	02/01/2023	6,500	7,357,480
Series 2018, Ref. RB	5.00%	02/01/2021	5,000	5,278,250
San Antonio (City of), TX Water System; Series 2013 B, Ref. RB	5.00%	05/15/2031	2,720	3,074,634
San Antonio Independent School District;
Series 2019, Ref. GO Bonds (CEP -Texas Permanent School Fund)	5.00%	08/15/2025	5,400	6,610,464
Series 2019, Ref. GO Bonds (CEP -Texas Permanent School Fund)	5.00%	08/15/2026	5,405	6,796,301
Tarrant County Cultural Education Facilities Finance Corp. (CHRISTUS Health); Series 2018 A, Ref. RB	5.00%	07/01/2024	1,850	2,157,433
Tarrant County Cultural Education Facilities Finance Corp. (Hendrick Medical Center);
Series 2009 A, RB (INS -AGC)(a)	5.00%	09/01/2022	595	596,601
Series 2009 A, RB (INS -AGC)(a)	5.00%	09/01/2024	1,280	1,283,366
Texas (State of); Series 2019, RAN	4.00%	08/27/2020	10,000	10,278,100
Texas (State of) Water Development Board (State Water Implementation Revenue Fund);
Series 2018 A, RB	5.00%	10/15/2022	2,500	2,797,775
Series 2018 A, RB	5.00%	10/15/2024	2,500	2,982,950
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	5,300	6,253,629
Texas Municipal Gas Acquisition & Supply Corp. III;
Series 2012, RB	5.00%	12/15/2019	3,500	3,535,770
Series 2012, RB	5.00%	12/15/2021	5,485	5,914,530
Series 2012, RB	5.00%	12/15/2022	500	555,310
Series 2012, RB	5.00%	12/15/2023	8,050	8,958,764
Texas Public Finance Authority; Series 2018 A, Ref. GO Bonds	5.00%	10/01/2023	5,000	5,778,850
Texas State University Board of Regents;
Series 2017 A, Ref. RB	5.00%	03/15/2023	2,150	2,441,970
Series 2017 A, Ref. RB	5.00%	03/15/2024	4,000	4,692,800
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
21	Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Tyler Health Facilities Development Corp. (Mother Frances Hospital Regional Health Care Center); Series 2011, RB (e)	5.00%	07/01/2021	$ 1,285	$ 1,371,416
University of Texas System Board of Regents; Series 2010, Ref. RB	5.00%	08/15/2021	5,340	5,748,724
Uptown Development Authority (Infrastructure Improvement Facilities);
Series 2009, RB (b)(e)	5.00%	09/01/2019	900	900,000
Series 2009, RB (b)(e)	5.10%	09/01/2019	1,455	1,455,000
Series 2009, RB (b)(e)	5.38%	09/01/2019	450	450,000
				244,927,251
Utah–0.73%
Murray (City of), UT (IHC Health Services, Inc.); Series 2003 D, VRD RB (i)	1.22%	05/15/2036	7,695	7,695,000
Utah (County of), UT (IHC Health Services, Inc.); Series 2018 B, RB (b)	5.00%	08/01/2024	4,000	4,623,800
Weber (County of), UT (IHC Health Services, Inc.); Series 2000A, VRD RB (i)	1.25%	02/15/2031	3,000	3,000,000
				15,318,800
Virgin Islands–0.40%
Virgin Islands (Government of) Public Finance Authority;
Series 2015, RB (d)	5.00%	09/01/2022	2,220	2,390,474
Series 2015, RB (d)	5.00%	09/01/2023	1,500	1,650,495
Series 2015, RB (d)	5.00%	09/01/2024	1,650	1,849,534
Series 2015, RB (d)	5.00%	09/01/2025	1,500	1,714,080
Virgin Islands (Government of) Water & Power Authority; Series 2010 B, RB (INS -AGM)(a)	5.00%	07/01/2022	685	704,817
				8,309,400
Virginia–2.06%
Chesapeake Bay Bridge & Tunnel District; Series 2019, RAN	5.00%	11/01/2023	12,645	14,503,815
Virginia (State of) College Building Authority (21st Century College and Equipment Programs); Series 2015 A, RB	5.00%	02/01/2024	4,075	4,762,249
Virginia Commonwealth Transportation Board;
Series 2016, RB	5.00%	03/15/2024	1,500	1,761,990
Series 2016, RB	5.00%	09/15/2024	1,015	1,211,281
Series 2017 A, Ref. RB	5.00%	05/15/2024	5,395	6,370,955
Series 2017, RB	5.00%	05/15/2025	5,640	6,870,366
Series 2017, Ref. RB	5.00%	09/15/2023	5,000	5,792,000
York (County of), VA Economic Development Authority; Series 2009 A, Ref. PCR (b)	1.90%	06/01/2023	2,000	2,047,580
				43,320,236
Washington–2.19%
Cowlitz (County of), WA (Cowlitz Sewer Operating Board - Wastewater Treatment); Series 2002, Ref. RB (INS -NATL)(a)	5.50%	11/01/2019	900	906,246
Energy Northwest (Columbia Generating Station); Ref. RB	5.00%	07/01/2023	2,500	2,678,025
Energy Northwest (Project #3); Series 2018 C, Ref. RB	5.00%	07/01/2023	4,000	4,590,600
Everett (City of), WA; Series 2014, Ref. GO Bonds (SIFMA Municipal Swap Index + 0.40%)(b)(c)	1.68%	12/01/2019	4,600	4,600,046
Seattle (City of), WA; Series 2015 A, Ref. GO Bonds	5.00%	06/01/2023	4,000	4,581,200
Seattle (Port of), WA; Series 2015 B, Ref. RB	5.00%	03/01/2022	1,205	1,318,487
Washington (State of) Economic Development Finance Authority (Waste Management, Inc.); Series 2008, RB (d)	2.13%	06/01/2020	3,000	3,000,960
Washington (State of) Health Care Facilities Authority (Catholic Health Initiatives); Series 2013, RB (SIFMA Municipal Swap Index + 1.40%)(b)(c)	2.68%	01/01/2025	5,650	5,745,993
Washington (State of) Health Care Facilities Authority (Fred Hutchinson Cancer Research Center); Series 2017, Ref. RB (67% of 1 mo. USD LIBOR + 1.10%)(b)(c)	2.49%	07/01/2022	5,000	5,047,350
Washington (State of) Health Care Facilities Authority (PeaceHealth); Series 2014 A, Ref. RB	5.00%	11/15/2020	500	522,385
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
22	Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington–(continued)
Washington (State of) Tobacco Settlement Authority;
Series 2018, Ref. RB	5.00%	06/01/2023	$ 2,500	$ 2,823,000
Series 2018, Ref. RB	5.00%	06/01/2024	3,750	4,233,038
Washington Health Care Facilities Authority (CommonSpirit Health); Series 2019 B-3, Ref. RB (b)	5.00%	08/01/2026	5,000	6,029,800
				46,077,130
West Virginia–0.65%
Mason (County of), WV (Appalachian Power Co.); Series 2003 L, PCR	2.75%	10/01/2022	2,500	2,594,325
West Virginia (State of) Economic Development Authority; Ref. RB	5.00%	06/15/2027	5,610	7,153,087
West Virginia (State of) University; Series 2014 C, Ref. RB (SIFMA Municipal Swap Index + 0.53%)(b)(c)	1.81%	10/01/2019	4,000	4,000,000
				13,747,412
Wisconsin–0.41%
Wisconsin (State of); Series 2017-1, Ref. RB	5.00%	07/01/2025	3,790	4,622,701
Wisconsin (State of) Health & Educational Facilities Authority (Advocate Aurora Health Credit Group); Series 2018 B-3, Ref. RB (b)	5.00%	01/31/2024	2,495	2,890,083
Wisconsin (State of) Health & Educational Facilities Authority (Marquette University); Series 2008 B-3, RB	4.00%	10/01/2019	1,145	1,147,462
				8,660,246
Wyoming–0.05%
Wyoming (State of) Municipal Power Agency; Series 2017 A, Ref. RB (INS- BAM)(a)	5.00%	01/01/2024	1,000	1,149,070
TOTAL INVESTMENTS IN SECURITIES(k)–102.84% (Cost $2,090,434,529)				2,163,951,004
OTHER ASSETS LESS LIABILITIES–(2.84)%				(59,721,569)
NET ASSETS –100.00%				$2,104,229,435
Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
CPI	– Consumer Price Index
FGIC	– Financial Guaranty Insurance Company
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RAC	– Revenue Anticipation Certificates
RAN	– Revenue Anticipation Notes
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SIFMA	– Securities Industry and Financial Markets Association
SOFR	– Secured Overnight Financing Rate
USD	– U.S. Dollar
VRD	– Variable Rate Demand
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
23	Invesco Limited Term Municipal Income Fund

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2019.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2019 was $18,117,647, which represented less than 1% of the Fund’s Net Assets.
(e)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(f)	Zero coupon bond issued at a discount.
(g)	Security subject to crossover refunding.
(h)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(i)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2019.
(j)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(k)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the borrower’s obligations but may be called upon to satisfy the borrower’s obligations.

Entity	Percent
Assured Guaranty Municipal Corp.	5.1%
Portfolio Composition
By credit sector, based on total investments
As of August 31, 2019
Revenue Bonds	78.9%
General Obligation Bonds	16.1
Pre-Refunded Bonds	3.4
Other	1.6
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
24	Invesco Limited Term Municipal Income Fund

Statement of Assets and Liabilities
August 31, 2019
(Unaudited)
Assets:
Investments in securities, at value (Cost $2,090,434,529)	$2,163,951,004
Receivable for:
Fund shares sold	5,008,303
Investments sold	5,757,747
Interest	18,710,925
Investment for trustee deferred compensation and retirement plans	232,277
Other assets	98,110
Total assets	2,193,758,366
Liabilities:
Payable for:
Investments purchased	82,624,831
Dividends	1,191,782
Fund shares reacquired	2,584,786
Amount due custodian	1,983,275
Accrued fees to affiliates	677,369
Accrued trustees’ and officers’ fees and benefits	5,301
Accrued other operating expenses	204,542
Trustee deferred compensation and retirement plans	257,045
Total liabilities	89,528,931
Net assets applicable to shares outstanding	$2,104,229,435
Net assets consist of:
Shares of beneficial interest	$2,065,179,807
Distributable earnings	39,049,628
$2,104,229,435
Net Assets:
Class A	$1,038,252,285
Class A2	$ 48,358,367
Class C	$ 95,840,748
Class Y	$ 681,896,872
Class R5	$ 2,315,075
Class R6	$ 237,566,088
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	90,573,087
Class A2	4,216,177
Class C	8,364,681
Class Y	59,518,363
Class R5	202,150
Class R6	20,739,484
Class A:
Net asset value per share	$ 11.46
Maximum offering price per share (Net asset value of $11.46 ÷ 97.50%)	$ 11.75
Class A2:
Net asset value per share	$ 11.47
Maximum offering price per share (Net asset value of $11.47 ÷ 99.00%)	$ 11.59
Class C:
Net asset value and offering price per share	$ 11.46
Class Y:
Net asset value and offering price per share	$ 11.46
Class R5:
Net asset value and offering price per share	$ 11.45
Class R6:
Net asset value and offering price per share	$ 11.45

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
25	Invesco Limited Term Municipal Income Fund

Statement of Operations
For the six months ended August 31, 2019
(Unaudited)
Investment income:
Interest	$28,591,379
Expenses:
Advisory fees	2,463,516
Administrative services fees	146,182
Custodian fees	11,026
Distribution fees:
Class A	1,292,604
Class C	473,731
Transfer agent fees — A, A2, C and Y	811,227
Transfer agent fees — R5	333
Transfer agent fees — R6	17,171
Trustees’ and officers’ fees and benefits	24,884
Registration and filing fees	104,618
Reports to shareholders	59,946
Professional services fees	41,822
Other	7,995
Total expenses	5,455,055
Less: Expense offset arrangement(s)	(387)
Net expenses	5,454,668
Net investment income	23,136,711
Realized and unrealized gain from:
Net realized gain from Investment securities	525,874
Change in net unrealized appreciation of Investment securities	40,251,771
Net realized and unrealized gain	40,777,645
Net increase in net assets resulting from operations	$63,914,356
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
26	Invesco Limited Term Municipal Income Fund

Statement of Changes in Net Assets
For the six months ended August 31, 2019 and the year ended February 28, 2019
(Unaudited)
	August 31, 2019	February 28, 2019
Operations:
Net investment income	$ 23,136,711	$ 47,691,605
Net realized gain (loss)	525,874	(15,951,397)
Change in net unrealized appreciation	40,251,771	18,409,994
Net increase in net assets resulting from operations	63,914,356	50,150,202
Distributions to shareholders from distributable earnings:
Class A	(11,533,203)	(20,416,390)
Class A2	(635,566)	(1,260,107)
Class C	(703,852)	(3,162,192)
Class Y	(8,392,152)	(16,188,721)
Class R5	(31,885)	(203,638)
Class R6	(2,866,923)	(4,500,235)
Total distributions from distributable earnings	(24,163,581)	(45,731,283)
Share transactions–net:
Class A	(14,565,672)	(17,752,621)
Class A2	(4,631,067)	(5,646,483)
Class C	(1,631,615)	(209,049,185)
Class Y	(8,078,185)	(61,464,077)
Class R5	(544,470)	(7,353,609)
Class R6	21,471,698	44,009,167
Net increase (decrease) in net assets resulting from share transactions	(7,979,311)	(257,256,808)
Net increase (decrease) in net assets	31,771,464	(252,837,889)
Net assets:
Beginning of period	2,072,457,971	2,325,295,860
End of period	$2,104,229,435	$2,072,457,971
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
27	Invesco Limited Term Municipal Income Fund

Financial Highlights
August 31, 2019
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Six months ended 08/31/19	$11.25	$ 0.12	$ 0.22	$ 0.34	$ (0.13)	$11.46	3.01%	$1,038,252	0.61% (d)	0.61% (d)	2.13% (d)	17%
Year ended 02/28/19	11.22	0.24	0.02	0.26	(0.23)	11.25	2.38	1,033,140	0.63	0.63	2.17	45
Year ended 02/28/18	11.31	0.21	(0.10)	0.11	(0.20)	11.22	0.93	1,048,359	0.62	0.62	1.86	20
Year ended 02/28/17	11.57	0.21	(0.27)	(0.06)	(0.20)	11.31	(0.51)	1,274,653	0.60	0.60	1.79	29
Year ended 02/29/16	11.62	0.24	(0.04)	0.20	(0.25)	11.57	1.76	1,183,160	0.61	0.61	2.14	13
Year ended 02/28/15	11.59	0.31	0.04	0.35	(0.32)	11.62	3.06	942,344	0.63	0.63	2.67	15
Class A2
Six months ended 08/31/19	11.25	0.14	0.22	0.36	(0.14)	11.47	3.23	48,358	0.36 (d)	0.36 (d)	2.38 (d)	17
Year ended 02/28/19	11.22	0.27	0.02	0.29	(0.26)	11.25	2.64	52,007	0.38	0.38	2.42	45
Year ended 02/28/18	11.31	0.24	(0.11)	0.13	(0.22)	11.22	1.18	57,533	0.37	0.37	2.11	20
Year ended 02/28/17	11.58	0.23	(0.27)	(0.04)	(0.23)	11.31	(0.35)	72,115	0.35	0.35	2.04	29
Year ended 02/29/16	11.63	0.27	(0.04)	0.23	(0.28)	11.58	2.02	93,226	0.36	0.36	2.39	13
Year ended 02/28/15	11.61	0.34	0.03	0.37	(0.35)	11.63	3.23	91,972	0.38	0.38	2.92	15
Class C
Six months ended 08/31/19	11.24	0.08	0.22	0.30	(0.08)	11.46	2.72	95,841	1.36 (d)	1.36 (d)	1.38 (d)	17
Year ended 02/28/19	11.21	0.16	0.02	0.18	(0.15)	11.24	1.61	95,674	1.38	1.38	1.42	45
Year ended 02/28/18	11.30	0.13	(0.11)	0.02	(0.11)	11.21	0.18	304,861	1.37	1.37	1.11	20
Year ended 02/28/17	11.56	0.12	(0.26)	(0.14)	(0.12)	11.30	(1.26)	390,826	1.35	1.35	1.04	29
Year ended 02/29/16	11.62	0.16	(0.06)	0.10	(0.16)	11.56	0.91	264,598	1.36	1.36	1.39	13
Year ended 02/28/15	11.59	0.22	0.04	0.26	(0.23)	11.62	2.30	91,977	1.38	1.38	1.92	15
Class Y
Six months ended 08/31/19	11.24	0.14	0.22	0.36	(0.14)	11.46	3.23	681,897	0.36 (d)	0.36 (d)	2.38 (d)	17
Year ended 02/28/19	11.21	0.27	0.02	0.29	(0.26)	11.24	2.64	677,051	0.38	0.38	2.42	45
Year ended 02/28/18	11.30	0.24	(0.11)	0.13	(0.22)	11.21	1.18	737,222	0.37	0.37	2.11	20
Year ended 02/28/17	11.56	0.23	(0.26)	(0.03)	(0.23)	11.30	(0.27)	801,182	0.35	0.35	2.04	29
Year ended 02/29/16	11.61	0.27	(0.04)	0.23	(0.28)	11.56	2.02	674,461	0.36	0.36	2.39	13
Year ended 02/28/15	11.58	0.34	0.04	0.38	(0.35)	11.61	3.32	375,156	0.38	0.38	2.92	15
Class R5
Six months ended 08/31/19	11.23	0.14	0.22	0.36	(0.14)	11.45	3.26	2,315	0.30 (d)	0.30 (d)	2.44 (d)	17
Year ended 02/28/19	11.21	0.27	0.01	0.28	(0.26)	11.23	2.54	2,812	0.38	0.38	2.42	45
Year ended 02/28/18	11.30	0.24	(0.11)	0.13	(0.22)	11.21	1.18	10,237	0.37	0.37	2.11	20
Year ended 02/28/17	11.57	0.23	(0.27)	(0.04)	(0.23)	11.30	(0.33)	10,893	0.35	0.35	2.04	29
Year ended 02/29/16	11.62	0.28	(0.05)	0.23	(0.28)	11.57	2.06	16,076	0.31	0.31	2.44	13
Year ended 02/28/15	11.59	0.34	0.04	0.38	(0.35)	11.62	3.34	14,216	0.36	0.36	2.94	15
Class R6
Six months ended 08/31/19	11.24	0.14	0.22	0.36	(0.15)	11.45	3.18	237,566	0.29 (d)	0.29 (d)	2.45 (d)	17
Year ended 02/28/19	11.21	0.28	0.02	0.30	(0.27)	11.24	2.71	211,774	0.30	0.30	2.50	45
Year ended 02/28/18(e)	11.30	0.22	(0.10)	0.12	(0.21)	11.21	1.10	167,084	0.29 (f)	0.29 (f)	2.19 (f)	20

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $1,028,463, $51,081, $94,231, $674,815 , $2,514 and $224,022 for Class A, Class A2, Class C, Class Y, Class R5 and Class R6 shares, respectively.
(e)	Commencement date of April 4, 2017 for Class R6 Shares.
(f)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
28	Invesco Limited Term Municipal Income Fund

Notes to Financial Statements
August 31, 2019
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Limited Term Municipal Income Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is federal tax-exempt current income.
The Fund currently consists of six different classes of shares: Class A, Class A2, Class C, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A and Class A2 shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for ten years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the tenth anniversary after a purchase of Class C shares.
As of the close of business on October 30, 2002, Class A2 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among
29	Invesco Limited Term Municipal Income Fund

the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Fund is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.
There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the "Adviser" or "Invesco"). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Net Assets	Rate
First $500 million	0.30%
Over $500 million up to and including $1 billion	0.25%
Over $1 billion	0.20%
For the six months ended August 31, 2019, the effective advisory fees incurred by the Fund was 0.24%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has contractually agreed, through at least June 30, 2020, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class A2, Class C, Class Y, Class R5 and Class R6 shares to 1.50%, 1.25%, 2.25%, 1.25%, 1.25% and 1.25%, respectively, of average daily net assets (the "expense limits"). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense
30	Invesco Limited Term Municipal Income Fund

reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2020. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2019, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Also, Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as custodian and fund accountant and provides certain administrative services to the Fund.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2019, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class A2, Class C, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares and 1.00% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Rule 12b-1 payment, up to 0.25% of the average daily net assets of the Class A and Class C shares may be paid to furnish continuing personal shareholder services to customers who purchase and own Class A and Class C shares of the Fund. Any amounts not paid as a service fee under the Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) also impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended August 31, 2019, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A and Class A2 shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2019, IDI advised the Fund that IDI retained $70,500 and $255 in front-end sales commissions from the sale of Class A and Class A2 shares, respectively, and $66,839, $0 and $4,009 from Class A, Class A2 and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of August 31, 2019, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 4—Security Transactions with Affiliated Funds
The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended August 31, 2019, the Fund engaged in securities purchases of $110,517,911 and securities sales of $169,798,835, which did not result in any net realized gains (losses).
31	Invesco Limited Term Municipal Income Fund

NOTE 5—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended August 31, 2019, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $387.
NOTE 6—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 7—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.
NOTE 8—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of February 28, 2019, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$22,557,214	$17,792,060	$40,349,274

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 9—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2019 was $368,076,923 and $347,647,545, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$ 74,856,087
Aggregate unrealized (depreciation) of investments	(836,630)
Net unrealized appreciation of investments	$74,019,457
Cost of investments for tax purposes is $2,089,931,547.
32	Invesco Limited Term Municipal Income Fund

NOTE 10—Share Information
	Summary of Share Activity
	Six months ended August 31, 2019(a)		Year ended February 28, 2019
	Shares	Amount	Shares	Amount
Sold:
Class A	13,472,974	$ 152,840,550	33,312,882	$ 372,772,646
Class A2	23,781	269,938	73,268	820,916
Class C	1,492,223	16,945,949	3,184,940	35,591,148
Class Y	9,828,067	111,385,205	31,143,144	347,963,046
Class R5	2,886	32,893	610,874	6,821,354
Class R6	3,897,894	44,188,169	9,077,349	101,404,114
Issued as reinvestment of dividends:
Class A	755,691	8,585,338	1,415,181	15,828,220
Class A2	27,650	314,222	81,419	910,624
Class C	52,193	592,710	238,764	2,667,374
Class Y	445,684	5,059,494	932,204	10,418,898
Class R5	963	10,928	2,996	33,467
Class R6	218,307	2,478,396	358,122	4,002,470
Automatic conversion of Class C shares to Class A shares:
Class A	21,102	239,909	-	-
Class C	(21,115)	(239,909)	-	-
Reacquired:
Class A	(15,547,059)	(176,231,469)	(36,335,835)	(406,353,487)
Class A2	(457,366)	(5,215,227)	(659,840)	(7,378,023)
Class C	(1,669,964)	(18,930,365)	(22,111,553)	(247,307,707)
Class Y	(10,996,512)	(124,522,884)	(37,607,728)	(419,846,021)
Class R5	(51,985)	(588,291)	(1,276,877)	(14,208,430)
Class R6	(2,222,719)	(25,194,867)	(5,499,370)	(61,397,417)
Net increase (decrease) in share activity	(727,305)	$ (7,979,311)	(23,060,060)	$ (257,256,808)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 62% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
33	Invesco Limited Term Municipal Income Fund

Calculating your ongoing Fund expenses
Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2019 through August 31, 2019.
Actual expenses
The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value (03/01/19)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (08/31/19)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/19)	Expenses Paid During Period[2]
Class A	$1,000.00	$ 1,030.10	$ 3.11	$1,022.07	$ 3.10	0.61%
Class A2	1,000.00	1,032.30	1.84	1,023.33	1.83	0.36
Class C	1,000.00	1,027.20	6.93	1,018.30	6.90	1.36
Class Y	1,000.00	1,032.30	1.84	1,023.33	1.83	0.36
Class R5	1,000.00	1,032.60	1.53	1,023.63	1.53	0.30
Class R6	1,000.00	1,031.80	1.48	1,023.68	1.48	0.29

[1]	The actual ending account value is based on the actual total return of the Fund for the period March 1, 2019 through August 31, 2019, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/366 to reflect the most recent fiscal half year.
34	Invesco Limited Term Municipal Income Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 10, 2019, the Board of Trustees (the Board or the Trustees) of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Limited Term Municipal Income Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc., Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2019. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). As part of a regularly scheduled basis of in-person Board meetings, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board took into account evaluations and reports that it received from the Investments Committee and Sub-Committees, as well as the information provided to such committees and the Board throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. This information is current as of June 10, 2019.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process oversight and structure, credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board also reviewed and considered the benefits to shareholders of investing in a fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business. The Board reviewed and considered information about the resources that Invesco Advisers intends to continue to commit to managing the Invesco family of funds following Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2018 to the performance of funds in the Broadridge performance universe and against the Lipper Short-Intermediate Municipal Debt Funds Index. The Board noted that performance of Class A2 shares of the Fund was in the third quintile of its performance universe for the one year period and the second quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A2 shares of the Fund was below the performance of the Index for the one year period, the same as the performance of the Index for the three year period and above the performance of the Index for the five year period. The Trustees also reviewed more recent

35                         Invesco Limited Term Municipal Income Fund

Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Class A2 shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other similarly managed client accounts. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to certain other types of client accounts, including management of cash flows as a result of redemptions and purchases, necessary infrastructure such as officers, office space, technology, legal and distribution, oversight of service providers, costs and business risks associated with launching new funds and sponsoring and maintaining the product line, preparation of annual registration statement updates and financial information and compliance with federal and state laws and regulations.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund. The Board considered Invesco’s reinvestment in its business, including investments in business infrastructure and cybersecurity. The Board also considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board considered the methodology used for calculating profitability and noted the periodic review of such methodology by an independent consultant. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the costs to the Fund of such investments. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to certain investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

36                         Invesco Limited Term Municipal Income Fund

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•	Fund reports and prospectuses
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•	Daily confirmations
•	Tax forms

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.
Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
SEC file numbers: 811-07890 and 033-66242	Invesco Distributors, Inc.	LTMI-SAR-1

Semiannual Report to Shareholders	August 31, 2019
Invesco Municipal Income Fund
Nasdaq:
A: VKMMX ■ C: VMICX ■ Y: VMIIX ■ Investor: VMINX ■ R6: VKMSX

2	Letters to Shareholders
3	Fund Performance
5	Schedule of Investments
30	Financial Statements
34	Financial Highlights
35	Notes to Financial Statements
42	Fund Expenses
43	Approval of Investment Advisory and Sub-Advisory Contracts
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 959-4246 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.
For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED    |    MAY LOSE VALUE    |    NO BANK GUARANTEE

Letters to Shareholders
Dear Fellow Shareholders:
Bruce Crockett
As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.
We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.
On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.
Sincerely,
Bruce L. Crockett
Independent Chair
Invesco Funds Board of Trustees

Dear Shareholders:
Andrew Schlossberg
This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.
Invesco’ s efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including performance, holdings and portfolio manager commentaries. You can access information about your account by completing a simple, secure online registration. To do so, select “Log In” on the right side of the homepage, and then select “Register for Individual Account Access.”
In addition to the resources accessible on our website, you can obtain timely updates to help you stay informed by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you with information you want, when and where you want it.
For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246.
All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.
Sincerely,
Andrew Schlossberg
Head of the Americas,
Senior Managing Director, Invesco Ltd.
2	Invesco Municipal Income Fund

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, February 28, 2019 to August 31, 2019, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.
Class A Shares	7.15%
Class C Shares	6.78
Class Y Shares	7.28
Investor Class Shares	7.19
Class R6 Shares	7.31
S&P Municipal Bond Index▼ (Broad Market Index)	5.92
S&P Municipal Bond 5+ Year Investment Grade Index▼ (Style-Specific Index)	7.17
Lipper General Municipal Debt Funds Index■ (Peer Group Index)	6.71
Source(s): ▼RIMES Technologies Corp.; ■ Lipper Inc.
The S&P Municipal Bond Index is a broad, market value-weighted index that seeks to measure the performance of the US municipal bond market.
     The S&P Municipal Bond 5+ Year Investment Grade Index seeks to measure the performance of investment grade US municipal bonds with maturities equal to or greater than five years.
    The Lipper General Municipal Debt Funds Index is an unmanaged index considered representative of general municipal debt funds tracked by Lipper.
    The Fund is not managed to track the performance of any particular index, including the indexes described here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.
    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.
For more information about your Fund
Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.
    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.
3	Invesco Municipal Income Fund

Average Annual Total Returns
As of 8/31/19, including maximum applicable sales charges
Class A Shares
Inception (8/1/90)	4.90%
10 Years	4.80
5 Years	3.23
1 Year	3.70
Class C Shares
Inception (8/13/93)	4.03%
10 Years	4.46
5 Years	3.35
1 Year	6.48
Class Y Shares
Inception (8/12/05)	4.30%
10 Years	5.52
5 Years	4.39
1 Year	8.54
Investor Class Shares
10 Years	5.33%
5 Years	4.22
1 Year	8.37
Class R6 Shares
10 Years	5.33%
5 Years	4.28
1 Year	8.61
Effective June 1, 2010, Class A, Class C and Class I shares of the predecessor fund, Van Kampen Municipal Income Fund, advised by Van Kampen Asset Management were reorganized into Class A, Class C and Class Y shares, respectively, of Invesco Van Kampen Municipal Income Fund (renamed Invesco Municipal Income Fund). Returns shown above, prior to June 1, 2010, for Class A, Class C and Class Y shares are blended returns of the predecessor fund and Invesco Municipal Income Fund. Share class returns will differ from the predecessor fund because of different expenses.
Investor Class shares incepted on July 15, 2013. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.
Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of the Fund’s and the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares.
The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/
Average Annual Total Returns
As of 6/30/19, the most recent calendar quarter end, including maximum applicable sales charges
Class A Shares
Inception (8/1/90)	4.84%
10 Years	5.03
5 Years	3.00
1 Year	1.20
Class C Shares
Inception (8/13/93)	3.95%
10 Years	4.70
5 Years	3.14
1 Year	4.02
Class Y Shares
Inception (8/12/05)	4.15%
10 Years	5.76
5 Years	4.17
1 Year	6.06
Investor Class Shares
10 Years	5.56%
5 Years	4.01
1 Year	5.82
Class R6 Shares
10 Years	5.56%
5 Years	4.04
1 Year	6.13
performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class Y, Investor Class and Class R6 shares was 1.01%, 1.76%, 0.76%, 0.88% and 0.69%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
Class A share performance reflects the maximum 4.25% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class Y, Investor Class and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.
4	Invesco Municipal Income Fund

Schedule of Investments
August 31, 2019
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–109.06%(a)
Alabama–2.55%
Alabama (State of) Special Care Facilities Financing Authority (Ascension Health Senior Credit Group); Series 2016 B, Ref. RB	5.00%	11/15/2046	$11,790	$ 13,859,499
Alabaster (City of), AL Board of Education;
Series 2014 A, GO Wts. (INS- AGM)(b)	5.00%	09/01/2039	2,725	3,169,393
Series 2014 A, GO Wts. (INS -AGM)(b)	5.00%	09/01/2044	2,725	3,159,665
Auburn University; Series 2011 A, RB (c)(d)	5.00%	06/01/2021	1,000	1,068,700
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.75%	06/01/2035	4,200	4,825,380
Birmingham (City of), AL Water Works Board; Series 2015 A, Ref. RB (e)	5.00%	01/01/2042	10,005	11,556,675
Black Belt Energy Gas District (The) (No. 4); Series 2019 A-1, RB (d)	4.00%	12/01/2025	15,000	17,009,250
Huntsville (City of), AL Special Care Facilities Financing Authority (Redstone Village); Series 2007, RB (f)	5.50%	01/01/2043	900	655,569
Lower Alabama Gas District (The); Series 2016 A, RB (e)	5.00%	09/01/2046	6,000	8,756,340
Selma (City of), AL Industrial Development Board; Series 2009 A, RB	6.25%	11/01/2033	4,100	4,132,267
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR (g)	5.25%	05/01/2044	5,000	5,782,600
UAB Medicine Finance Authority; Series 2019, RB	4.00%	09/01/2044	7,250	8,194,457
				82,169,795
Alaska–0.65%
Alaska (State of) Industrial Development & Export Authority (Providence Health Services);
Series 2011 A, RB	5.00%	10/01/2040	1,250	1,325,513
Series 2011 A, RB	5.50%	10/01/2041	3,000	3,221,730
Alaska Municipal Bond Bank Authority; Series 2017 A, RB (e)	5.50%	10/01/2042	9,000	11,338,650
Matanuska-Susitna (Borough of), AK (Goose Creek Correctional Center); Series 2009, RB (c)(d)	6.00%	09/01/2019	5,000	5,000,000
				20,885,893
Arizona–3.08%
Arizona (State of) Health Facilities Authority (Banner Health); Series 2015 B, VRD RB (LOC -BK Tokyo-Mitsubishi UFJ)(h)(i)	1.18%	01/01/2046	6,800	6,800,000
Arizona (State of) Health Facilities Authority (Catholic Healthcare West); Series 2011 B-1, RB	5.25%	03/01/2039	5,000	5,272,050
Arizona (State of) Industrial Development Authority (Basis Schools); Series 2017 A, Ref. RB (g)	5.25%	07/01/2047	4,500	4,951,260
Arizona (State of) Industrial Development Authority (Great Laked Senior Living Community); Series 2019 A, RB	5.00%	01/01/2043	2,045	2,370,871
Arizona (State of) Industrial Development Authority (Kaizen Education Foundation); Series 2016, RB (g)	5.50%	07/01/2036	5,840	6,498,343
Arizona (State of) Industrial Development Authority (Pinecrest Academy of Nevada-Horizon, Inspirada and St. Rose Campus Projects); Series 2018 A, RB (g)	5.75%	07/15/2048	3,150	3,562,587
Glendale (City of), AZ Industrial Development Authority (Midwestern University);
Series 2010, RB	5.00%	05/15/2035	1,000	1,024,230
Series 2010, RB	5.13%	05/15/2040	2,150	2,201,987
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus);
Series 2017, Ref. RB	5.00%	11/15/2032	2,560	2,817,946
Series 2017, Ref. RB	5.00%	11/15/2036	2,200	2,401,718
Goodyear (City of), AZ; Series 2010, Ref. RB	5.63%	07/01/2039	1,000	1,035,270
Maricopa (County of), AZ Industrial Development Authority (Paradise Schools); Series 2016, Ref. RB (g)	5.00%	07/01/2036	2,500	2,762,525
Phoenix (City of), AZ Industrial Development Authority (Career Success Schools);
Series 2009, RB	7.00%	01/01/2039	600	603,486
Series 2009, RB	7.13%	01/01/2045	1,240	1,247,452
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5	Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona–(continued)
Phoenix (City of), AZ Industrial Development Authority (Great Hearts Academies);
Series 2012, RB (c)(d)	6.30%	07/01/2021	$ 1,000	$ 1,093,490
Series 2012, RB (c)(d)	6.40%	07/01/2021	400	438,116
Phoenix (City of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, RB (g)	6.50%	07/01/2034	1,095	1,269,642
Phoenix (City of), AZ Industrial Development Authority (Rowan University);
Series 2012, RB	5.25%	06/01/2034	3,000	3,272,520
Series 2012, RB	5.00%	06/01/2042	5,000	5,368,100
Pima (County of), AZ Industrial Development Authority (American Leadership Academy);
Series 2017, RB (g)	4.75%	06/15/2037	2,000	2,068,280
Series 2017, RB (g)	5.00%	06/15/2047	5,000	5,174,000
Pima (County of), AZ Industrial Development Authority (Desert Heights Charter School); Series 2014, Ref. RB	7.00%	05/01/2034	1,000	1,120,420
Pima (County of), AZ Industrial Development Authority (Grande Innovations Academy); Series 2018, RB (g)	5.25%	07/01/2048	5,000	5,193,650
Pima (County of), AZ Industrial Development Authority (Tucson Electric Power Co.); Series 2010 A, IDR	5.25%	10/01/2040	1,925	1,996,206
Pinal (County of), AZ Electric District No. 3; Series 2011, Ref. RB (c)(d)	5.25%	07/01/2021	2,000	2,151,040
Salt Verde Financial Corp.; Series 2007, RB	5.00%	12/01/2037	15,155	21,025,895
Verrado Community Facilities District No. 1;
Series 2013 A, Ref. GO Bonds (g)	6.00%	07/15/2027	2,000	2,172,360
Series 2013 B, GO Bonds (g)	5.70%	07/15/2029	775	830,288
Series 2013 B, GO Bonds (g)	6.00%	07/15/2033	710	762,171
Yavapai (County of), AZ Industrial Development Authority (Northern Arizona Healthcare System);
Series 2011, Ref. RB	5.25%	10/01/2025	1,000	1,077,560
Series 2011, Ref. RB	5.25%	10/01/2026	500	538,245
				99,101,708
Arkansas–0.19%
Pulaski (County of), AR Public Facilities Board; Series 2014, RB	5.00%	12/01/2042	5,530	6,224,402
California–9.31%
Anaheim (City of), CA Public Financing Authority (Electric System Distribution Facilities); Series 2011 A, RB (c)(d)	5.38%	04/01/2021	735	787,641
Bay Area Toll Authority (San Francisco Bay Area); Series 2017 F-1, RB (e)	5.00%	04/01/2056	12,000	14,534,520
Beverly Hills Unified School District (Election of 2008); Series 2009, GO Bonds (j)	0.00%	08/01/2031	40	31,881
Big Bear Lake (City of), CA; Series 1996, Ref. RB (INS -NATL)(b)	6.00%	04/01/2022	955	1,019,367
California (County of), CA Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2006 A, RB (j)	0.00%	06/01/2046	20,000	4,257,200
California (State of);
Series 2010, GO Bonds	5.50%	03/01/2040	250	255,453
Series 2011, GO Bonds	5.00%	10/01/2041	5,000	5,389,050
Series 2012, GO Bonds	5.00%	09/01/2036	5,000	5,550,800
California (State of) Educational Facilities Authority (Stanford University); Series 2019 V-1, RB (e)	5.00%	05/01/2049	15,000	23,885,550
California (State of) Health Facilities Financing Authority (Children’s Hospital Los Angeles); Series 2010, RB (c)(d)	5.25%	07/01/2020	500	517,705
California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford); Series 2017, RB	5.00%	11/15/2056	3,000	3,664,740
California (State of) Health Facilities Financing Authority (The Episcopal Home); Series 2010 B, RB (c)(d)	5.50%	02/01/2020	1,000	1,018,570
California (State of) Housing Finance Agency; Series 2019 A-1, RB	4.25%	01/15/2035	3,750	4,491,450
California (State of) Municipal Finance Authority (Emerson College);
Series 2011, RB (c)(d)	5.00%	01/01/2022	1,250	1,369,762
Series 2011, RB (c)(d)	5.75%	01/01/2022	450	500,319
Series 2011, RB	5.00%	01/01/2028	275	298,477
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6	Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Municipal Finance Authority (Linxs APM); Series 2018 A, RB (k)	5.00%	12/31/2047	$12,550	$ 15,111,078
California (State of) Pollution Control Finance Authority;
Series 2012, RB (g)(k)	5.00%	07/01/2030	3,160	3,444,811
Series 2012, RB (g)(k)	5.00%	07/01/2037	6,955	7,505,488
California (State of) Pollution Control Financing Authority (San Diego County Water Authority); Ref. RB (g)	5.00%	07/01/2039	5,250	6,413,715
California (State of) Public Works Board (Various Correctional Facilities); Series 2014 A, RB	5.00%	09/01/2039	2,500	2,915,550
California (State of) School Finance Authority (New Designs Charter School); Series 2012, RB	5.50%	06/01/2042	2,000	2,140,920
California (State of) Statewide Communities Development Authority (Lancer Educational Student Housing); Series 2016, Ref. RB (g)	5.00%	06/01/2046	3,000	3,365,580
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2016 A, RB (g)	5.00%	12/01/2041	6,475	7,357,348
Series 2016 A, RB (g)	5.25%	12/01/2056	6,150	7,033,140
California (State of) Statewide Communities Development Authority (Pooled Financing Program); Series 2004 A, RB	5.25%	10/01/2024	270	270,856
California (State of) Statewide Communities Development Authority (Southern California Presbyterian Homes);
Series 2009, RB (c)(g)	6.25%	11/15/2019	110	111,142
Series 2009, RB (g)	6.63%	11/15/2024	2,000	2,022,180
Clovis Unified School District (Election of 2004); Series 2004 A, GO Bonds (INS - NATL)(b)(j)	0.00%	08/01/2029	1,585	1,319,497
Clovis Unified School District (Election of 2012); Series 2015 D, GO Bonds (j)	0.00%	08/01/2033	3,270	2,024,585
Corona-Norco Unified School District (Election of 2006); Series 2009 C, GO Bonds (INS -AGM)(b)(j)	0.00%	08/01/2039	1,000	550,490
Earlimart School District; Series 1994 1, GO Bonds (INS -AMBAC)(b)	6.70%	08/01/2021	140	147,101
El Segundo Unified School District (Election of 2008);
Series 2009 A, GO Bonds (j)	0.00%	08/01/2032	5,030	3,790,608
Series 2009 A, GO Bonds (j)	0.00%	08/01/2033	4,185	3,063,880
Golden State Tobacco Securitization Corp.; Series 2018 A-2, Ref. RB	5.00%	06/01/2047	5,000	5,128,300
Hacienda La Puente Unified School District Facilities Financing Authority (Unified School District GO Bond Program); Series 2007, RB (INS -AGM)(b)	5.00%	08/01/2026	2,000	2,554,920
Hayward Unified School District (Election of 2008); Series 2010 A, GO Bonds (INS -AGM)(b)(j)	0.00%	08/01/2034	1,500	1,054,455
Inland Empire Tobacco Securitization Authority; Series 2007 C-1, RB (j)	0.00%	06/01/2036	25,000	8,396,000
Long Beach Unified School District (Election of 2008); Series 2009, GO Bonds	5.75%	08/01/2033	305	306,052
Los Angeles (City of) Department of Airports (Los Angeles International Airport); Series 2018 A, RB (e)(k)(l)	5.25%	05/15/2048	12,000	14,781,960
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport); Series 2017, RB (k)	5.00%	05/15/2046	6,000	7,073,460
Los Angeles (City of), CA Harbor Department; Series 2009 C, Ref. RB	5.00%	08/01/2031	1,500	1,504,425
Menifee Union School District (Election of 2008); Series 2009 C, GO Bonds (INS -AGC)(b)(j)	0.00%	08/01/2035	3,260	2,196,197
Morongo Band of Mission Indians (The); Series 2018 A, RB (g)	5.00%	10/01/2042	4,800	5,467,632
Mt. San Antonio Community College District (Election 2008); Series 2013 A, GO Bonds (m)	6.25%	08/01/2043	6,965	7,104,300
Norco (City of), CA Financing Authority; Series 2009, Ref. RB (INS -AGM)(b)	5.63%	10/01/2034	1,500	1,504,890
Oakland (Port of), CA; Series 2012 P, Ref. RB (k)	5.00%	05/01/2028	2,000	2,191,280
Patterson Joint Unified School District (Election of 2008);
Series 2009 B, GO Bonds (INS -AGM)(b)(j)	0.00%	08/01/2037	1,170	743,289
Series 2009 B, GO Bonds (INS -AGM)(b)(j)	0.00%	08/01/2038	4,770	2,924,869
Series 2009 B, GO Bonds (INS -AGM)(b)(j)	0.00%	08/01/2039	5,010	2,968,675
Series 2009 B, GO Bonds (INS -AGM)(b)(j)	0.00%	08/01/2040	5,260	3,009,562
Series 2009 B, GO Bonds (INS -AGM)(b)(j)	0.00%	08/01/2041	5,520	3,052,946
Placentia-Yorba Linda Unified School District (Election of 2008); Series 2011 D, GO Bonds (j)	0.00%	08/01/2035	1,500	1,036,245
Riverside (County of), CA Transportation Commission; Series 2013 A, RB	5.75%	06/01/2044	2,500	2,798,525
Sacramento (County of), CA; Series 2010, RB	5.00%	07/01/2040	4,300	4,428,613
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7	Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
San Buenaventura (City of), CA (Community Memorial Health System);
Series 2011, RB	6.25%	12/01/2020	$ 1,000	$ 1,055,980
Series 2011, RB	6.50%	12/01/2021	2,000	2,211,940
Series 2011, RB	6.50%	12/01/2022	2,000	2,209,320
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Series 2011 C, Ref. RB (k)	5.00%	05/01/2023	10,000	10,624,000
Series 2018 D, RB (k)	5.25%	05/01/2048	14,190	17,542,671
Series 2019 A, Ref. RB (k)	5.00%	05/01/2039	5,000	6,237,750
San Joaquin (County of), CA Transportation Authority (Measure K); Series 2011 A, RB (c)(d)	5.25%	03/01/2021	1,500	1,596,690
San Joaquin Hills Transportation Corridor Agency; Series 2014 B, Ref. RB	5.25%	01/15/2044	5,000	5,721,900
San Jose (City of), CA;
Series 2011 A-1, RB (k)	5.25%	03/01/2026	2,730	2,896,912
Series 2011 A-1, RB (k)	6.25%	03/01/2034	2,500	2,683,150
San Mateo (City of), CA Foster School District (Election 2008); Series 2010, GO Bonds (m)	6.63%	08/01/2042	4,915	5,024,015
Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, RB	5.38%	09/01/2029	2,430	2,705,562
Silicon Valley Tobacco Securitization Authority (Santa Clara);
Series 2007 A, RB (j)	0.00%	06/01/2036	22,000	8,691,980
Series 2007 A, RB (j)	0.00%	06/01/2041	5,000	1,479,600
Torrance Unified School District (Election of 2008-Measure Z); Series 2009 B-1, GO Bonds (j)	0.00%	08/01/2026	1,250	1,129,312
Vernon (City of), CA; Series 2009 A, RB	5.13%	08/01/2021	730	732,475
West Contra Costa Unified School District; Series 2005, GO Bonds (INS -NATL)(b)(j)	0.00%	08/01/2027	7,865	6,856,550
Western Riverside (County of), CA Water & Wastewater Financing Authority (Eastern Municipal Water District Improvement); Series 2009, RB (INS -AGC)(b)	5.50%	09/01/2034	1,000	1,003,170
Yosemite Community College District (Election of 2004); Series 2008 C, GO Bonds (INS -AGM)(b)(j)	0.00%	08/01/2024	3,570	3,336,379
				300,126,405
Colorado–2.74%
Amber Creak Metropolitan District; Series 2017 A, Ref. GO Bonds	5.13%	12/01/2047	1,075	1,124,826
Belleview Station Metropolitan District No. 2;
Series 2017, Ref. GO Bonds	5.00%	12/01/2036	1,000	1,052,620
Series 2017, Ref. GO Bonds	5.13%	12/01/2046	2,375	2,498,381
Centerra Metropolitan District No. 1 (In the City of Loveland); Series 2017, Ref. RB (g)	5.00%	12/01/2037	3,000	3,201,690
Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2018 A, RB	5.00%	11/15/2048	5,000	6,096,750
Colorado (State of) Health Facilities Authority (CommonSpirit Health); Series 2019 A-2, Ref. RB	5.00%	08/01/2044	10,000	12,195,700
Colorado (State of) Health Facilities Authority (Evangelical Lutheran Good Samaritan Society (The)); Series 2017, Ref. RB (c)(d)	5.00%	06/01/2027	3,500	4,418,400
Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society); Series 2013, RB (c)(d)	5.63%	06/01/2023	2,500	2,906,525
Colorado (State of) High Performance Transportation Enterprise (C-470 Express Lanes); Series 2017, RB	5.00%	12/31/2056	6,250	6,906,063
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3);
Series 2010, RB	6.50%	01/15/2030	2,400	2,489,232
Series 2019, RB	6.00%	01/15/2041	2,650	2,737,238
Colorado Springs (City of), CO; Series 2010 D-1, RB (c)(d)	5.25%	11/15/2020	1,000	1,049,700
Denver (City & County of), CO; Series 2018 A, Ref. RB (e)(k)	5.25%	12/01/2043	15,000	18,855,900
Denver (City & County of), CO (United Airlines, Inc.); Series 2017, Ref. RB (k)	5.00%	10/01/2032	5,000	5,512,100
Denver (City of), CO Convention Center Hotel Authority; Series 2016, Ref. RB	5.00%	12/01/2040	2,500	2,924,800
Leyden Rock Metropolitan District No. 10; Series 2016 A, GO Bonds	5.00%	12/01/2045	1,250	1,316,650
Neu Towne Metropolitan District; Series 2018 A, Ref. GO Bonds	5.38%	12/01/2046	3,000	3,169,980
Public Authority for Colorado Energy; Series 2008, RB	6.50%	11/15/2038	6,255	9,756,236
				88,212,791
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8	Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Connecticut–1.21%
Connecticut (State of);
Series 2019 A, GO Bonds	5.00%	04/15/2035	$ 2,000	$ 2,519,000
Series 2019 A, GO Bonds	5.00%	04/15/2036	2,300	2,888,179
Series 2019 A, GO Bonds	5.00%	04/15/2039	1,600	1,991,520
Connecticut (State of) (Bradley International Airport); Series 2000 A, RB (INS- ACA)(b)(k)	6.60%	07/01/2024	860	862,795
Connecticut (State of) Development Authority (Aquarion Water Co.); Series 2011, RB (k)	5.50%	04/01/2021	3,000	3,170,280
Connecticut (State of) Health & Educational Facilities Authority (Church Home of Hartford, Inc.);
Series 2016 A, RB (g)	5.00%	09/01/2046	2,500	2,743,775
Series 2016 A, RB (g)	5.00%	09/01/2053	1,700	1,858,032
Connecticut (State of) Health & Educational Facilities Authority (Duncaster, Inc.);
Series 2014 A, RB	5.00%	08/01/2035	1,000	1,084,520
Series 2014 A, RB	5.00%	08/01/2044	5,000	5,411,350
Connecticut (State of) Health & Educational Facilities Authority (Hartford Healthcare);
Series 2011 A, RB	5.00%	07/01/2026	1,000	1,064,440
Series 2011 A, RB	5.00%	07/01/2041	5,700	6,002,727
Connecticut (State of) Health & Educational Facilities Authority (Western Connecticut Health Network); Series 2011 M, RB	5.38%	07/01/2041	5,000	5,289,700
Hamden (Town of), CT (Whitney Center); Series 2009 C, RB (d)	5.50%	01/01/2022	1,000	1,008,590
Harbor Point Infrastructure Improvement District (Harbor Point); Series 2010 A, RB (c)(d)	7.88%	04/01/2020	3,000	3,115,950
				39,010,858
Delaware–0.03%
Delaware (State of) Economic Development Authority (Delmarva Power & Light Co.); Series 2010, Ref. RB	5.40%	02/01/2031	1,050	1,086,435
District of Columbia–3.20%
District of Columbia;
Series 2006 B-1, RB (INS -NATL)(b)	5.00%	02/01/2031	6,545	6,562,082
Series 2009 A, RB (e)	5.00%	12/01/2023	10,715	10,818,828
Series 2009 A, RB (e)	5.25%	12/01/2027	6,860	6,929,560
Series 2009 B, Ref. RB (e)	5.00%	12/01/2024	4,285	4,326,522
District of Columbia (Center for Strategic & International Studies, Inc.);
Series 2011, RB (c)(d)	6.38%	03/01/2021	2,700	2,907,198
Series 2011, RB (c)(d)	6.63%	03/01/2021	1,100	1,189,331
District of Columbia (Georgetown University);
Series 2017, Ref. RB (c)(d)	5.00%	04/01/2027	1,180	1,497,880
Series 2017, Ref. RB	5.00%	04/01/2042	7,125	8,583,060
District of Columbia (Ingleside at Rock Creek); Series 2017 A, RB	5.00%	07/01/2052	2,250	2,418,975
District of Columbia (Sibley Memorial Hospital); Series 2009, RB (c)(d)	6.38%	10/01/2019	2,200	2,208,624
District of Columbia Tobacco Settlement Financing Corp.; Series 2006 A, RB (j)	0.00%	06/15/2046	25,000	4,574,250
Metropolitan Washington Airports Authority;
Series 2016 A, Ref. RB (k)	5.00%	10/01/2034	5,295	6,433,425
Series 2018 A, Ref. RB (k)	5.00%	10/01/2043	15,800	19,431,630
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement);
Series 2010 A, RB (INS -AGM)(b)(j)	0.00%	10/01/2037	17,565	10,464,876
Series 2014 A, Ref. RB	5.00%	10/01/2053	13,710	14,748,533
				103,094,774
Florida–5.58%
Broward (County of), FL; Series 2015 A, RB (k)	5.00%	10/01/2045	5,030	5,821,672
Capital Trust Agency (Sarasota-Manatee Jewish Housing Council, Inc.); Series 2017, Ref. RB (g)	5.00%	07/01/2037	2,765	2,985,868
Citizens Property Insurance Corp. (Coastal Account); Series 2011 A-1, RB	5.00%	06/01/2020	3,000	3,085,920
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9	Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Collier (County of), FL Industrial Development Authority (The Arlington of Naples);
Series 2014 A, RB (Acquired 12/16/2013; Cost $1,000,000) (g)	7.25%	05/15/2026	$ 1,000	$ 958,550
Series 2014 A, RB (Acquired 12/16/2013; Cost $2,442,456) (g)	7.75%	05/15/2035	2,500	2,409,275
Davie (Town of), FL (Nova Southeastern University);
Series 2013 A, RB	6.00%	04/01/2042	3,250	3,683,062
Series 2018, Ref. RB	5.00%	04/01/2048	10,605	12,584,105
Escambia (County of), FL Health Facilities Authority (Florida Health Care Facility Loan Veterans Health Administration Program); Series 2000, RB (c)	5.95%	07/01/2020	60	62,377
Florida (State of) Mid-Bay Bridge Authority; Series 1991 A, RB (c)	6.88%	10/01/2022	1,630	1,771,386
Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2048	5,000	5,744,700
Florida Development Finance Corp. (Renaissance Charter School, Inc.); Series 2015, RB (g)	6.00%	06/15/2035	2,935	3,276,751
Highlands (County of), FL Health Facilities Authority (Trousdale Foundation Properties); Series 2018 A, RB	6.00%	04/01/2038	6,000	6,747,720
Hillsborough (County of), FL Aviation Authority (Tampa International Airport); Series 2018 E, RB (e)(k)	5.00%	10/01/2048	15,000	18,326,100
Lee Memorial Health System; Series 2019 A1, Ref. RB	5.00%	04/01/2044	4,225	5,183,695
Martin (County of), FL Health Facilities Authority (Martin Memorial Medical Center); Series 2012, RB (c)(d)	5.50%	11/15/2021	6,500	7,117,565
Miami (City of), FL; Series 2009, Ref. RB (INS -AGC)(b)	5.00%	10/01/2034	500	501,320
Miami Beach (City of), FL Health Facilities Authority (Mount Sinai Medical Center);
Series 2014, Ref. RB	5.00%	11/15/2039	1,010	1,147,320
Series 2014, Ref. RB	5.00%	11/15/2044	1,045	1,176,931
Miami-Dade (County of), FL;
Series 2009 C, RB (c)(d)	5.75%	10/01/2019	550	551,925
Series 2010 B, RB (INS -AGM)(b)	5.00%	10/01/2035	1,205	1,252,284
Series 2010, Ref. RB (c)(d)	5.00%	10/01/2020	4,500	4,691,475
Series 2012 A, Ref. RB (c)(d)(k)	5.00%	10/01/2022	2,000	2,198,280
Series 2012 B, Ref. RB (INS -AGM)(b)	5.00%	10/01/2035	3,800	4,207,284
Series 2017 B, Ref. RB (k)	5.00%	10/01/2040	6,000	7,259,880
Series 2019 A, RB (k)	5.00%	10/01/2049	12,000	14,815,920
Miami-Dade (County of), FL (Miami International Airport); Series 2010, RB (c)(d)	5.38%	10/01/2020	3,105	3,248,156
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami); Series 2018 A, RB (e)	5.00%	04/01/2053	9,000	10,785,870
Miami-Dade (County of), FL Expressway Authority; Series 2010 A, Ref. RB (INS -AGM)(b)	5.00%	07/01/2035	3,350	3,448,792
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group); Series 2019 A, RB	5.00%	10/01/2047	10,000	12,200,200
Orlando (City of), FL Greater Orlando Aviation Authority; Series 2017 A, RB (k)	5.00%	10/01/2047	8,570	10,257,433
Palm Beach (County of), FL Health Facilities Authority (Bethesda Health Care System, Inc.); Series 2010 A, RB (c)(d)	5.00%	07/01/2020	625	645,163
Pinellas (County of), FL Industrial Development Authority (2017 Foundation for Global Understanding); Series 2019, RB	5.00%	07/01/2039	2,000	2,358,620
Putnam (County of), FL Development Authority (Seminole Electric Cooperative); Series 2018 B, Ref. PCR	5.00%	03/15/2042	3,830	4,632,079
Putnam (County of), FL Development Authority (Seminole); Series 2018 A, Ref. RB	5.00%	03/15/2042	3,400	4,112,028
Reunion East Community Development District;
Series 2005, RB (f)	5.80%	05/01/2036	197	2
Series 2015-2, RB	6.60%	05/01/2036	235	256,209
Sunrise (City of), FL; Series 1998, Ref. RB (c)(d)	5.20%	10/01/2020	850	883,320
Tallahassee (City of), FL (Tallahassee Memorial Health Care, Inc.); Series 2016, RB	5.00%	12/01/2055	4,500	5,101,785
Tampa Bay Water; Series 2001 A, Ref. RB (INS -NATL)(b)	6.00%	10/01/2029	3,000	4,282,350
				179,773,372
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10	Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–2.79%
Atlanta (City of), GA;
Series 2009 A, RB (c)(d)	6.00%	11/01/2019	$ 2,000	$ 2,015,620
Series 2009 B, RB (c)(d)	5.25%	11/01/2019	980	986,497
Series 2009 B, RB (c)(d)	5.38%	11/01/2019	980	986,684
Series 2009 B, RB (INS -AGM)(b)	5.25%	11/01/2034	520	523,448
Series 2009 B, RB (INS -AGM)(b)	5.38%	11/01/2039	520	523,546
Series 2010 C, Ref. RB	5.25%	01/01/2030	1,500	1,578,705
Series 2010 C, Ref. RB (INS -AGM)(b)	5.25%	01/01/2030	1,500	1,580,745
Series 2010 C, Ref. RB	6.00%	01/01/2030	1,000	1,064,340
Series 2015, Ref. RB (e)	5.00%	11/01/2040	18,420	21,800,438
Brookhaven Development Authority (Children’s Healthcare of Atlanta, Inc.);
Series 2019 A, RB	4.00%	07/01/2044	3,500	3,999,100
Series 2019 A, RB	4.00%	07/01/2049	2,400	2,719,824
DeKalb (County of), GA Private Hospital Authority (Children’s Healthcare of Atlanta, Inc.); Series 2009, RAC (c)	5.00%	11/15/2019	600	604,656
Gainesville (City of) & Hall (County of), GA Development Authority (Acts Retirement-Life Community); Series 2009 A-2, RB (c)(d)	6.38%	11/15/2019	700	707,182
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4);
Series 2019 A, RB	5.00%	01/01/2039	4,500	5,332,185
Series 2019 A, RB	5.00%	01/01/2049	5,000	5,809,950
Glynn-Brunswick Memorial Hospital Authority (Southeast Georgia Health System); Series 2017, RAC	5.00%	08/01/2043	7,750	9,144,845
Gwinnett (County of), GA Hospital Authority (Gwinnett Hospital System, Inc.); Series 2007 D, RAC (INS -AGM)(b)	5.50%	07/01/2034	1,000	1,002,360
Macon-Bibb (County of), GA Urban Development Authority (Academy for Classical Education, Inc.);
Series 2017 A, RB (g)	5.88%	06/15/2047	1,680	1,780,313
Series 2017 A, RB (g)	6.00%	06/15/2052	1,530	1,623,437
Main Street Natural Gas, Inc.;
Series 2019 A, RB (d)	5.00%	05/15/2043	3,000	3,626,580
Series 2019 B, RB (d)	4.00%	12/02/2024	7,000	7,962,150
Marietta (City of), GA Developing Authority (Life University, Inc.); Series 2017 A, Ref. RB (g)	5.00%	11/01/2037	5,250	5,992,402
Rockdale (County of), GA Development Authority (Pratt Paper (GA), LLC); Series 2018, Ref. RB (g)(k)	4.00%	01/01/2038	6,200	6,615,834
Savannah (City of), GA Economic Development Authority (SSU Community Development I, LLC); Series 2010, RB (INS -AGM)(b)	5.50%	06/15/2035	1,020	1,053,385
Thomasville (City of), GA Hospital Authority (John D. Archbold Memorial Hospital, Inc.); Series 2010, RAC (c)(d)	5.13%	11/02/2020	750	784,807
				89,819,033
Guam–0.04%
Guam (Territory of) Power Authority; Series 2010 A, RB (c)(d)	5.00%	10/01/2020	1,100	1,146,563
Hawaii–0.24%
Hawaii (State of) Department of Budget & Finance; Series 2012, Ref. RB	5.25%	11/15/2037	1,250	1,397,850
Hawaii (State of) Department of Budget & Finance (Hawaiian Electric Co., Inc.); Series 2015, Ref. RB (k)	3.25%	01/01/2025	4,500	4,740,750
Hawaii (State of) Department of Budget & Finance (Kahala Nui); Series 2012, Ref. RB	5.13%	11/15/2032	1,500	1,681,935
				7,820,535
Illinois–10.98%
Bartlett (Village of), IL (Quarry Redevelopment); Series 2007, Ref. RB (c)	5.60%	01/01/2023	1,610	1,611,884
Bolingbrook (Village of), IL; Series 2005, RB (m)	6.25%	01/01/2024	940	932,724
Chicago (City of) Metropolitan Water Reclamation District; Series 2011 B, GO Bonds (e)	5.00%	12/01/2024	15,000	16,248,750
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11	Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Chicago (City of), IL;
Series 2002 B, GO Bonds	5.50%	01/01/2032	$ 3,300	$ 3,764,178
Series 2007 E, Ref. GO Bonds	5.50%	01/01/2035	1,500	1,701,225
Series 2008 C, Ref. RB	5.00%	01/01/2039	5,000	5,620,200
Series 2011 A, RB (c)(d)	5.00%	01/01/2022	1,000	1,089,030
Series 2011, COP	7.13%	05/01/2021	1,845	1,844,908
Series 2014, RB	5.00%	11/01/2044	1,905	2,133,086
Series 2015 A, GO Bonds	5.50%	01/01/2034	4,440	5,046,460
Series 2015 A, GO Bonds	5.50%	01/01/2035	2,000	2,268,300
Series 2017 A, RB (INS -AGM)(b)	5.25%	01/01/2042	2,000	2,396,860
Series 2017 A, Ref. GO Bonds	6.00%	01/01/2038	8,500	10,203,740
Series 2019 A, GO Bonds	5.50%	01/01/2049	8,000	9,501,360
Chicago (City of), IL (83rd/Stewart Redevelopment); Series 2013, COP (g)	7.00%	01/15/2029	3,244	3,245,988
Chicago (City of), IL (Cottage View Terrace Apartments); Series 2000 A, RB (CEP -GNMA)(k)	6.13%	02/20/2042	1,310	1,312,109
Chicago (City of), IL (Diversey/Narragansett); Series 2006, COP	7.46%	02/15/2026	384	290,302
Chicago (City of), IL (Midway Airport);
Series 2013 A, Ref. RB (k)	5.50%	01/01/2032	5,000	5,606,550
Series 2014 A, Ref. RB (k)	5.00%	01/01/2041	2,725	3,027,039
Chicago (City of), IL (O’Hare International Airport);
Series 2012 B, Ref. RB (k)	5.00%	01/01/2030	5,000	5,394,300
Series 2016 C, Ref. RB	5.00%	01/01/2037	2,500	2,965,750
Series 2017 D, RB	5.25%	01/01/2036	4,600	5,675,848
Series 2017 D, RB (e)(k)	5.00%	01/01/2042	6,500	7,675,980
Series 2017 D, RB (e)(k)	5.00%	01/01/2047	7,500	8,796,300
Chicago (City of), IL (Roosevelt Square/ABLA Redevelopment); Series 2009 A, Ref. COP	7.13%	03/15/2022	1,484	1,484,148
Chicago (City of), IL Board of Education;
Series 2017 H, GO Bonds	5.00%	12/01/2036	5,750	6,535,967
Series 2018 C, Ref. GO Bonds	5.00%	12/01/2023	3,000	3,313,890
Series 2018 D, Ref. GO Bonds	5.00%	12/01/2046	3,000	3,386,280
Chicago (City of), IL Metropolitan Water Reclamation District;
Series 2015 A, GO Bonds (e)	5.00%	12/01/2044	12,000	13,634,400
Series 2015 C, GO Bonds (e)	5.00%	12/01/2027	6,805	8,001,795
Series 2015 C, GO Bonds (e)	5.00%	12/01/2028	4,000	4,699,520
Chicago (City of), IL Transit Authority;
Series 2011, RB (e)(l)	5.25%	12/01/2036	12,000	12,815,040
Series 2014, RB	5.00%	12/01/2044	8,195	9,207,574
Cook County School District No. 122 (Ridgeland); Series 2000, GO Bonds (c)(j)	0.00%	12/01/2020	4,050	3,988,805
Gilberts (Village of), IL Special Service Area No. 24 (The Conservancy); Series 2014 A, RB	5.38%	03/01/2034	552	551,891
Illinois (State of);
Series 1991, RB (INS -AMBAC)(b)	6.25%	12/15/2020	955	978,760
Series 2012 A, GO Bonds	5.00%	01/01/2031	2,775	2,922,713
Series 2013, GO Bonds	5.25%	07/01/2031	4,000	4,374,480
Series 2014, GO Bonds	5.25%	02/01/2033	2,650	2,926,766
Series 2014, GO Bonds	5.00%	05/01/2039	4,710	5,125,516
Series 2018 A, GO Bonds	6.00%	05/01/2027	5,000	6,221,550
Series 2018 A, GO Bonds	6.00%	05/01/2028	10,235	12,929,773
Illinois (State of) Finance Authority (Centegra Health System);
Series 2014 A, RB	5.00%	09/01/2039	1,865	2,142,083
Series 2014 A, RB	5.00%	09/01/2042	1,290	1,476,470
Illinois (State of) Finance Authority (DePaul University); Series 2011 A, RB (c)(d)	6.00%	04/01/2021	1,000	1,076,130
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
12	Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of) Finance Authority (Evangelical Hospitals);
Series 1992 A, Ref. RB (c)	6.25%	04/15/2022	$ 635	$ 682,600
Series 1992 C, RB (c)	6.25%	04/15/2022	730	784,633
Illinois (State of) Finance Authority (Lutheran Home & Services);
Series 2012, Ref. RB	5.00%	05/15/2022	1,180	1,223,707
Series 2012, Ref. RB	5.50%	05/15/2027	2,250	2,381,400
Illinois (State of) Finance Authority (Park Place of Elmhurst);
Series 2016 B, RB	5.63%	05/15/2020	870	785,835
Series 2016, RB	2.00%	05/15/2055	203	6,098
Illinois (State of) Finance Authority (Peace Village); Series 2013, RB	6.75%	08/15/2033	2,000	2,205,840
Illinois (State of) Finance Authority (Plymouth Place);
Series 2015, Ref. RB	5.00%	05/15/2037	1,050	1,129,538
Series 2015, Ref. RB	5.25%	05/15/2045	2,355	2,534,569
Illinois (State of) Finance Authority (Riverside Health System);
Series 2009, RB (c)(d)	6.25%	11/15/2019	1,205	1,217,134
Series 2009, RB	6.25%	11/15/2035	795	803,236
Illinois (State of) Finance Authority (Rosalind Franklin University Research Building); Series 2017, RB	5.00%	08/01/2049	2,450	2,804,540
Illinois (State of) Finance Authority (Rosalind Franklin University); Series 2017, Ref. RB	5.00%	08/01/2047	1,025	1,176,915
Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2038	6,750	7,728,210
Illinois (State of) Finance Authority (Southern Illinois Healthcare Enterprises, Inc.); Series 2005, RB (c)(d)	5.38%	03/01/2020	1,000	1,020,850
Illinois (State of) Finance Authority (The Carle Foundation);
Series 2011 A, RB	5.75%	08/15/2034	1,000	1,076,620
Series 2011 A, RB (INS -AGM)(b)	6.00%	08/15/2041	650	702,377
Series 2011 A, RB	6.00%	08/15/2041	4,000	4,322,320
Illinois (State of) Finance Authority (University of Chicago); Series 2015 A, RB (e)	5.00%	10/01/2040	10,000	11,768,800
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2002, Ref. RB (c)(m)	5.65%	06/15/2022	3,660	4,111,095
Series 2002, Ref. RB (INS -NATL)(b)(m)	5.65%	06/15/2022	16,340	18,002,432
Series 2012 A, RB	5.00%	06/15/2042	3,175	3,360,452
Illinois (State of) Sports Facilities Authority;
Series 2014, Ref. RB (INS -AGM)(b)	5.25%	06/15/2031	2,630	3,004,144
Series 2014, Ref. RB (INS -AGM)(b)	5.25%	06/15/2032	2,395	2,730,611
Illinois (State of) Toll Highway Authority;
Series 2013 A, RB (e)	5.00%	01/01/2038	8,000	8,843,120
Series 2015 A, RB (e)	5.00%	01/01/2040	14,190	16,536,742
McHenry (County of), IL Special Service Area (Wonder Lake Dredging); Series 2010, RB	6.50%	03/01/2030	3,820	3,883,374
Northern Illinois University;
Series 2011, Ref. RB (INS -AGM)(b)	5.50%	04/01/2026	2,000	2,044,120
Series 2011, Ref. RB (INS -AGM)(b)	5.25%	04/01/2028	2,000	2,041,220
Plano (City of), IL Special Service Area No. 10 (Lakewood Springs Club); Series 2007, RB (f)	5.80%	03/01/2037	1,500	165,000
Railsplitter Tobacco Settlement Authority;
Series 2010, RB	5.25%	06/01/2021	1,000	1,066,550
Series 2010, RB (c)(d)	6.00%	06/01/2021	10,000	10,841,000
Series 2017, RB	5.00%	06/01/2026	8,000	9,776,320
Sales Tax Securitization Corp.; Series 2018 C, Ref. RB	5.25%	01/01/2043	5,000	5,968,900
University of Illinois; Series 2011 A, RB	5.13%	04/01/2036	1,000	1,047,770
				353,924,494
Indiana–1.71%
Indiana (State of) Finance Authority (CWA Authority);
Series 2011 B, RB	5.00%	10/01/2041	11,000	11,801,020
Series 2016 A, RB (INS -NATL)(b)	5.00%	10/01/2046	15,000	17,892,000
Indiana (State of) Finance Authority (Good Samaritan Hospital); Series 2016 A, RB	5.50%	04/01/2041	4,555	5,167,557
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
13	Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Indiana–(continued)
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.);
Series 2012 A, RB	5.00%	06/01/2032	$ 1,220	$ 1,284,367
Series 2012 A, RB	5.00%	06/01/2039	2,500	2,629,875
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc. Obligated Group); Series 2008 J, Ref. VRD RB (LOC - Barclays Bank PLC)(h)(i)	1.25%	11/01/2037	10,750	10,750,000
Northern Indiana Commuter Transportation District;
Series 2016, RB	5.00%	07/01/2035	1,700	2,046,035
Series 2016, RB	5.00%	07/01/2041	1,500	1,783,620
Valparaiso (City of), IN (Pratt Paper, LLC); Series 2013, RB (k)	6.75%	01/01/2034	1,500	1,765,650
				55,120,124
Iowa–2.09%
Ames (City of), IA (Mary Greeley Medical Center);
Series 2011, RB (c)(d)	5.25%	06/15/2020	7,000	7,221,690
Series 2011, RB (c)(d)	5.50%	06/15/2020	1,000	1,033,610
Series 2011, RB (c)(d)	5.63%	06/15/2020	1,500	1,551,855
Iowa (State of) Finance Authority (Iowa Fertilizer Co.);
Series 2013, RB (g)	5.88%	12/01/2027	6,795	7,142,428
Series 2013, Ref. RB (d)	5.25%	12/01/2037	8,140	8,861,855
Series 2019, Ref. RB	3.13%	12/01/2022	2,000	2,033,900
Iowa (State of) Finance Authority (Lifespace Communities, Inc.); Series 2018 A, RB	5.00%	05/15/2043	4,760	5,468,193
Iowa (State of) Tobacco Settlement Authority;
Series 2005 C, RB	5.63%	06/01/2046	2,690	2,690,592
Series 2005 E, RB (j)	0.00%	06/01/2046	50,000	6,562,000
Iowa Student Loan Liquidity Corp.; Sr. Series 2011 A-2, RB (k)	5.70%	12/01/2027	720	743,465
PEFA, Inc.; Series 2019, RB (d)	5.00%	09/01/2026	20,000	24,088,200
				67,397,788
Kansas–0.62%
Kansas (State of) Development Finance Authority (Adventist Health System);
Series 2009, RB (c)(d)	5.50%	11/15/2019	35	35,291
Series 2009, Ref. RB	5.50%	11/15/2029	1,465	1,477,745
Kansas (State of) Development Finance Authority (University of Kansas Health System);
Series 2011 H, RB	5.38%	03/01/2029	1,000	1,019,360
Series 2011 H, RB	5.00%	03/01/2034	1,000	1,016,580
Series 2011 H, RB	5.13%	03/01/2039	2,000	2,032,900
Kansas (State of) Municipal Energy Agency (Jameson Energy Center); Series 2013, RB	5.25%	07/01/2044	2,000	2,265,420
Lenexa (City of), KS (Lakeview Village, Inc.); Series 2018 A, Ref. RB	5.00%	05/15/2039	1,500	1,685,490
Wichita (City of), KS (Kansas Masonic Home); Series 2016 II-A, RB	5.38%	12/01/2046	6,960	7,606,375
Wichita (City of), KS (Presbyterian Manors, Inc.); Series 2013 IV-A, RB	6.38%	05/15/2043	1,500	1,622,805
Wyandotte (County of) & Kansas City (City of), KS Unified Government; Series 2014 A, Ref. RB	5.00%	09/01/2044	1,180	1,343,926
				20,105,892
Kentucky–2.54%
Christian (County of), KY (Jennie Stuart Medical Center, Inc.);
Series 2016, Ref. RB	5.38%	02/01/2036	3,000	3,431,850
Series 2016, Ref. RB	5.50%	02/01/2044	5,000	5,686,800
Kentucky (State of) Economic Development Finance Authority (Baptist Healthcare System); Series 2017 B, RB	5.00%	08/15/2046	4,500	5,254,920
Kentucky (State of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Series 2017 A, Ref. RB (INS -AGM)(b)	5.00%	12/01/2045	12,000	14,260,800
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
14	Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kentucky–(continued)
Kentucky (State of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, RB	5.00%	07/01/2037	$ 1,700	$ 1,942,012
Series 2015 A, RB	5.00%	07/01/2040	2,620	2,916,008
Series 2015 A, RB	5.00%	01/01/2045	14,260	15,816,764
Kentucky (State of) Economic Development Finance Authority (Owensboro Health, Inc.); Series 2017 A, Ref. RB	5.00%	06/01/2045	8,950	10,217,767
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.); Series 2010 A, RB (c)(d)	6.50%	06/01/2020	3,200	3,324,288
Kentucky (State of) Municipal Power Agency (Prarie State); Series 2019 A, Ref. RB	4.00%	09/01/2045	5,000	5,458,750
Kentucky (State of) Public Energy Authority; Series 2018 B, RB (d)	4.00%	01/01/2025	6,000	6,726,540
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.); Series 2013 A, RB	5.75%	10/01/2042	5,870	6,701,955
				81,738,454
Louisiana–1.67%
Caddo & Bossier (Parishes of), LA Port Commission; Series 2011, Ref. RB (c)(d)	5.00%	04/01/2021	550	583,308
Jefferson (Parish of), LA Hospital Service District No. 1 (West Jefferson Medical Center);
Series 2011 A, Ref. RB (c)(d)	5.38%	01/01/2021	400	422,100
Series 2011 A, Ref. RB (c)(d)	6.00%	01/01/2021	3,000	3,188,940
Lafayette (City of), LA Public Trust Financing Authority (Ragin’ Cajun Facilities-Housing & Parking); Series 2010, RB (c)(d)	5.00%	10/01/2020	1,000	1,042,000
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Monroe Regional Airport Terminal); Series 2009, RB (c)(d)	5.50%	02/01/2020	1,500	1,527,045
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation); Series 2002 B, RB (c)(d)	5.50%	05/15/2026	1,010	1,286,417
Louisiana (State of) Public Facilities Authority (Provident Group-Flagship Properties LLC- Louisiana State University Nicholson Gateway); Series 2016, RB	5.00%	07/01/2051	12,400	14,354,240
New Orleans (City of), LA;
Series 2014, Ref. RB	5.00%	06/01/2044	605	685,725
Series 2015, RB	5.00%	12/01/2040	3,000	3,467,100
Series 2015, RB	5.00%	12/01/2045	5,500	6,303,550
New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolitdated Garage System); Series 2018 A, RB (INS -AGM)(b)	5.00%	10/01/2048	5,000	6,049,450
Regional Transit Authority; Series 2010, RB (INS -AGM)(b)	5.00%	12/01/2030	2,580	2,696,719
Terrebonne (Parish of), LA; Series 2011 ST, RB (c)(d)	5.00%	04/01/2021	2,645	2,807,324
Tobacco Settlement Financing Corp.; Series 2013 A, Ref. RB	5.25%	05/15/2035	8,500	9,387,060
				53,800,978
Maryland–1.62%
Baltimore (City of), MD; Series 2017, Ref. RB	5.00%	09/01/2042	2,500	2,905,550
Baltimore (City of), MD (East Baltimore Research Park); Series 2017, Ref. RB	5.00%	09/01/2038	1,650	1,835,823
Maryland (State of) Health & Higher Educational Facilities Authority (Adventist Healthcare);
Series 2011 A, RB	6.25%	01/01/2031	3,175	3,524,155
Series 2011 A, RB	6.13%	01/01/2036	4,000	4,399,400
Maryland (State of) Health & Higher Educational Facilities Authority (Charlestown Community); Series 2010, RB (c)(d)	6.13%	01/01/2021	4,250	4,526,590
Maryland (State of) Health & Higher Educational Facilities Authority (Green Street Academy);
Series 2017 A, RB (g)	5.13%	07/01/2037	1,265	1,354,473
Series 2017 A, RB (g)	5.25%	07/01/2047	4,295	4,560,388
Series 2017 A, RB (g)	5.38%	07/01/2052	1,530	1,631,929
Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health);
Series 2011, RB (c)(d)	6.00%	07/01/2021	1,000	1,087,130
Series 2016, Ref. RB	5.00%	07/01/2047	5,000	5,838,250
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
15	Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland–(continued)
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health);
Series 2011, RB	5.00%	08/15/2041	$ 5,000	$ 5,308,600
Series 2017 A, RB	5.00%	05/15/2042	5,000	5,974,350
Maryland Economic Development Corp. (Terminal); Series 2010 B, RB (c)(d)	5.75%	06/01/2020	1,460	1,509,874
Maryland Economic Development Corp. (Transportation Facilities); Series 2010 A, RB (c)(d)	5.38%	06/01/2020	1,030	1,062,342
Prince Georges (County of), MD (Collington Episcopal Life Care Community, Inc.);
Series 2017, Ref. RB	5.25%	04/01/2037	2,000	2,208,660
Series 2017, Ref. RB	5.25%	04/01/2047	4,035	4,416,872
				52,144,386
Massachusetts–2.81%
Boston (City of), MA Water & Sewer Commission; Series 1993 A, RB (INS -NATL)(b)	5.25%	11/01/2019	595	599,028
Massachusetts (Commonwealth of); Series 2019 C, GO Bonds	5.00%	05/01/2041	15,000	18,985,050
Massachusetts (State of) Bay Transportation Authority; Series 2016 A, Ref. RB (j)	0.00%	07/01/2031	13,000	10,105,160
Massachusetts (State of) Development Finance Agency; Series 2019 A, Ref. RB	5.00%	07/01/2044	4,000	4,817,960
Massachusetts (State of) Development Finance Agency (Care Group);
Series 2016 I, Ref. RB	5.00%	07/01/2036	3,000	3,592,050
Series 2016 I, Ref. RB	5.00%	07/01/2038	2,045	2,434,429
Massachusetts (State of) Development Finance Agency (Caregroup);
Series 2018 J-2, RB	5.00%	07/01/2043	4,100	4,998,720
Series 2018 J-2, RB	5.00%	07/01/2048	5,000	6,056,400
Massachusetts (State of) Development Finance Agency (Emerson College); Series 2016 A, RB	5.00%	01/01/2047	5,000	5,813,200
Massachusetts (State of) Development Finance Agency (International Charter School); Series 2015, Ref. RB	5.00%	04/15/2040	2,000	2,182,620
Massachusetts (State of) Development Finance Agency (Lawrence General Hospital);
Series 2017, Ref. RB	5.00%	07/01/2042	1,000	1,132,330
Series 2017, Ref. RB	5.00%	07/01/2047	3,000	3,380,220
Massachusetts (State of) Development Finance Agency (Lesley University); Series 2011 B-1, RB (c)(d)	5.25%	07/01/2021	750	806,640
Massachusetts (State of) Development Finance Agency (Merrimack College); Series 2012 A, RB	5.25%	07/01/2042	1,050	1,135,323
Massachusetts (State of) Development Finance Agency (Tufts Medical Center); Series 2011 I, RB (c)(d)	6.75%	01/01/2021	1,000	1,074,234
Massachusetts (State of) Development Finance Agency (Umass Memorial);
Series 2011 H, RB (c)(d)	5.50%	07/01/2021	950	1,026,019
Series 2011 H, RB	5.50%	07/01/2031	50	53,729
Massachusetts (State of) Port Authority;
Series 2019 A, Ref. RB (k)	5.00%	07/01/2039	4,000	5,023,520
Series 2019 A, Ref. RB (k)	5.00%	07/01/2040	1,000	1,252,620
Series 2019 C, RB (k)	5.00%	07/01/2049	12,980	16,014,594
				90,483,846
Michigan–2.29%
Kalamazoo (City of), MI Economic Development Corp. (Heritage Community of Kalamazoo);
Series 2019, Ref. RB	5.00%	05/15/2037	1,220	1,378,539
Series 2019, Ref. RB	5.00%	05/15/2042	2,000	2,236,640
Michigan (State of) Building Authority (Facilities Program);
Series 2011 I-A, Ref. RB	5.00%	10/15/2029	500	537,550
Series 2019, Ref. RB	4.00%	10/15/2049	7,000	7,974,400
Michigan (State of) Finance Authority (Beaumont Health Credit Group); Series 2016, RB	5.00%	11/01/2044	9,000	10,426,770
Michigan (State of) Finance Authority (Charter County of Wayne Criminal Justice Center); Series 2018, RB	5.00%	11/01/2043	2,500	3,081,400
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
16	Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan–(continued)
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 C-1, Ref. RB	5.00%	07/01/2044	$ 2,720	$ 2,945,733
Series 2014 C-6, Ref. RB	5.00%	07/01/2033	1,355	1,559,090
Series 2014 D-1, Ref. RB (INS -AGM)(b)	5.00%	07/01/2037	2,000	2,289,900
Series 2014 D-2, Ref. RB (INS -AGM)(b)	5.00%	07/01/2027	4,000	4,702,720
Series 2014 D-4, Ref. RB	5.00%	07/01/2029	1,355	1,591,935
Michigan (State of) Finance Authority (Henry Ford Health System); Series 2019 A, RB	5.00%	11/15/2048	3,000	3,713,850
Michigan (State of) Finance Authority (Local Government Loan Program); Series 2014 F, Ref. RB	4.50%	10/01/2029	4,000	4,394,920
Michigan (State of) Strategic Fund (Genesee Power Station); Series 1994, Ref. RB (k)	7.50%	01/01/2021	540	539,919
Michigan (State of) Tobacco Settlement Finance Authority; Series 2007 A, RB	6.00%	06/01/2048	5,000	5,025,100
Oakland University Board of Trustees;
Series 2016, RB	5.00%	03/01/2041	5,000	5,914,850
Series 2016, RB	5.00%	03/01/2047	2,500	2,937,225
Summit Academy North;
Series 2016, Ref. RB	5.00%	11/01/2031	3,000	3,075,660
Series 2016, Ref. RB	5.00%	11/01/2035	3,255	3,319,514
Wayne (County of), MI Airport Authority (Detroit Metropolitan Airport);
Series 2012 B, RB (k)	5.00%	12/01/2032	1,500	1,653,000
Series 2012 B, RB (k)	5.00%	12/01/2037	1,500	1,644,540
Series 2012 D, Ref. RB (k)	5.00%	12/01/2028	2,500	2,766,675
				73,709,930
Minnesota–0.52%
Minnesota (State of) Agricultural & Economic Development Board (Essentia Health Obligated Group); Series 2008 C-1, RB (INS -AGC)(b)	5.00%	02/15/2030	1,060	1,075,455
Minnesota (State of) Higher Education Facilities Authority (Bethel University); Series 2017, Ref. RB	5.00%	05/01/2047	7,615	8,804,311
St. Paul (City of), MN Housing & Redevelopment Authority (Fairview Health Services); Series 2017 A, Ref. RB	5.00%	11/15/2047	3,000	3,623,100
St. Paul (City of), MN Housing & Redevelopment Authority (Hmong College Prep Academy); Series 2016, Ref. RB	5.75%	09/01/2046	2,000	2,236,180
Woodbury (City of), MN Housing & Redevelopment Authority (St. Therese of Woodbury); Series 2014, RB	5.25%	12/01/2049	1,000	1,064,840
				16,803,886
Mississippi–2.67%
Jackson (County of), MS (Chevron U.S.A., Inc.); Series 1993, Ref. VRD RB (h)	1.28%	06/01/2023	20,000	20,000,000
Mississippi (State of) Development Bank (Jackson County Industrial Water System); Series 2009, VRD RB (h)	1.28%	12/01/2039	2,400	2,400,000
Mississippi Business Finance Corp. (Chevron U.S.A, Inc.);
Series 2010 H, VRD IDR (h)	1.28%	11/01/2035	4,300	4,300,000
Series 2010 L, VRD RB (h)	1.28%	11/01/2035	8,500	8,500,000
Mississippi Business Finance Corp. (Chevron U.S.A., Inc.); Series 2010 I, VRD IDR (h)	1.28%	11/01/2035	6,430	6,430,000
Mississippi Business Finance Corp. (Chevron USA, Inc.);
Series 2010 G, VRD RB (h)	1.28%	11/01/2035	32,500	32,500,000
Series 2010 K, VRD RB (h)	1.28%	11/01/2035	7,000	7,000,000
West Rankin Utility Authority; Series 2018, RB (INS -AGM)(b)	5.00%	01/01/2048	4,050	4,800,870
				85,930,870
Missouri–3.03%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District (Metrolink Cross County Extension); Series 2009, RB (INS -AGC)(b)	5.00%	10/01/2039	2,000	2,005,340
Kansas City (City of), MO Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/2024	5,990	6,479,143
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport); Series 2019 B, RB (k)	5.00%	03/01/2046	20,000	24,494,200
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
17	Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri–(continued)
Kansas City (City of), MO Industrial Development Authority (Ward Parkway Center Community Improvement District); Series 2016 A, Ref. RB (g)	5.00%	04/01/2046	$ 1,150	$ 1,196,311
Kansas City (City of), MO Land Clearance for Redevelopment Authority (Convention Center Hotel); Series 2018 B, RB (g)	5.00%	02/01/2040	1,500	1,668,390
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights); Series 2017, Ref. RB	5.25%	05/15/2042	2,250	2,554,155
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Service); Series A, RB	5.00%	02/01/2042	3,000	3,384,300
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services);
Series 2010, RB	5.50%	02/01/2042	950	962,046
Series 2016, Ref. RB	5.00%	02/01/2046	4,000	4,504,480
Missouri (State of) Health & Educational Facilities Authority (Medical Research Lutheran Services); Series 2016 A, RB	5.00%	02/01/2036	3,200	3,655,232
Missouri (State of) Health & Educational Facilities Authority (Mercy Health); Series 2017 C, Ref. RB (e)	5.00%	11/15/2042	25,000	30,260,750
Raytown (City of), MO (Raytown Live Redevelopment Plan); Series 2007 1, RB	5.13%	12/01/2031	3,325	3,329,588
St. Louis (City of), MO Industrial Development Authority (Ballpark Village Development); Series 2017 A, Ref. RB	4.38%	11/15/2035	2,250	2,462,580
St. Louis (County of), MO Industrial Development Authority (Friendship Village of Sunset Hills); Series 2013 A, RB	5.88%	09/01/2043	1,750	1,973,055
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County); Series 2018 A, RB	5.13%	09/01/2048	7,500	8,578,650
				97,508,220
Montana–0.12%
Kalispell (City of), MT (Immanuel Lutheran Corp.); Series 2017, Ref. RB	5.25%	05/15/2047	2,645	2,861,070
Montana (State of) Facility Finance Authority (Benefit Health System Obligated Group); Series 2011 A, RB (c)(d)	5.75%	01/01/2021	1,000	1,060,840
				3,921,910
Nebraska–0.56%
Central Plains Energy Project (No. 3);
Series 2012, RB (n)	5.00%	09/01/2032	4,900	5,345,704
Series 2017 A, Ref. RB	5.00%	09/01/2037	5,010	6,857,137
Public Power Generation Agency (Whelan Energy Center Unit 2); Series 2016 A, Ref. RB	5.00%	01/01/2037	5,000	5,933,650
				18,136,491
Nevada–0.40%
Clark (County of), NV (Las Vegas-McCarran International Airport);
Series 2010 A, RB	5.13%	07/01/2034	2,000	2,025,220
Series 2010 A, RB (INS -AGM)(b)	5.25%	07/01/2039	5,500	5,569,190
Series 2010 A, RB	5.25%	07/01/2042	2,000	2,024,560
Nevada (State of) Department of Business & Industry (Doral Academy of Nevada); Series 2017 A, RB (g)	5.00%	07/15/2047	2,900	3,122,314
				12,741,284
New Hampshire–0.26%
New Hampshire (State of) Business Finance Authority (Huggins Hospital); Series 2009, RB (c)(d)	6.88%	10/01/2019	895	898,840
New Hampshire (State of) Health & Education Facilities Authority (Southern New Hampshire University); Series 2012, RB	5.00%	01/01/2042	6,000	6,444,900
New Hampshire (State of) Health & Education Facilities Authority (Wentworth Douglas Hospital); Series 2011 A, RB (c)(d)	6.00%	01/01/2021	1,100	1,170,532
				8,514,272
New Jersey–4.97%
Garden State Preservation Trust; Series 2005 A, RB (INS -AGM)(b)	5.75%	11/01/2028	7,500	9,652,575
Gloucester (County of), NJ Pollution Control Financing Authority (Logan); Series 2014 A, Ref. PCR (k)	5.00%	12/01/2024	4,000	4,383,160
Landis Sewage Authority (Registered CARS); Series 1993, RB (INS -NATL)(b)(o)	7.52%	09/19/2019	300	300,612
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
18	Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
New Jersey (State of) Economic Development Authority;
Series 2005 N-1, Ref. RB (INS- NATL)(b)(e)(l)	5.50%	09/01/2022	$ 7,500	$ 8,335,350
Series 2005, Ref. RB (INS - AMBAC)(b)	5.50%	09/01/2024	3,885	4,579,716
Series 2009 BB, RB (c)(d)	5.00%	09/01/2019	1,750	1,750,000
Series 2012 II, Ref. RB	5.00%	03/01/2023	2,150	2,328,966
Series 2012, Ref. RB	5.00%	06/15/2025	3,000	3,255,240
Series 2012, Ref. RB	5.00%	06/15/2026	1,000	1,083,470
Series 2012, Ref. RB	5.00%	06/15/2028	3,000	3,240,360
Series 2017 A, Ref. RB	5.00%	07/01/2033	2,800	3,307,248
New Jersey (State of) Economic Development Authority (Paterson Charter School for Science and Technology, Inc.);
Series 2012 C, RB	5.00%	07/01/2032	675	683,998
Series 2012 C, RB	5.30%	07/01/2044	2,380	2,404,657
New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC-Montclair State University Student Housing); Series 2010 A, RB (c)(d)	5.75%	06/01/2020	3,020	3,125,458
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement); Series 2013, RB (k)	5.38%	01/01/2043	1,500	1,694,745
New Jersey (State of) Health Care Facilities Financing Authority (Barnabas Health); Series 2011 A, Ref. RB (c)(d)	5.63%	07/01/2021	8,000	8,650,640
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group); Series 2017 A, Ref. RB	5.25%	07/01/2057	6,375	7,726,946
New Jersey (State of) Health Care Facilities Financing Authority (Princeton HealthCare System); Series 2016 A, Ref. RB	5.00%	07/01/2039	7,000	8,485,820
New Jersey (State of) Transportation Trust Fund Authority;
Series 2006 C, RB (INS -AGC)(b)(j)	0.00%	12/15/2026	10,000	8,635,900
Series 2006 C, RB (INS -NATL)(b)(j)	0.00%	12/15/2031	7,410	5,375,585
Series 2010 D, RB	5.25%	12/15/2023	2,000	2,302,380
Series 2015 AA, RB	5.25%	06/15/2041	2,500	2,842,000
Series 2015 AA, RB	5.00%	06/15/2045	3,420	3,818,669
Series 2018 A, Ref. RB	5.00%	12/15/2034	8,000	9,637,200
Series 2018 A, Ref. RN (e)(l)	5.00%	06/15/2030	5,000	5,955,550
Series 2018 A, Ref. RN (e)(l)	5.00%	06/15/2031	7,500	8,875,200
Series 2019, RB	5.25%	06/15/2043	5,000	6,037,350
Subseries 2016 A-1, RN	5.00%	06/15/2027	10,000	12,136,800
New Jersey (State of) Turnpike Authority;
Series 2009 I, RB (c)(d)	5.00%	01/01/2020	2,000	2,025,800
Series 2016 A, Ref. RB	5.00%	01/01/2034	5,000	6,021,300
Tobacco Settlement Financing Corp.; Series 2018 A, Ref. RB	5.00%	06/01/2046	10,000	11,486,000
				160,138,695
New Mexico–0.28%
Farmington (City of), NM (Public Service Co. of New Mexico San Juan);
Series 2010 A, Ref. PCR (d)	5.20%	06/01/2020	2,000	2,056,440
Series 2010 C, Ref. PCR	5.90%	06/01/2040	4,100	4,237,432
New Mexico (State of) Hospital Equipment Loan Council (La Vida Expansion);
Series 2019 A, RB	5.00%	07/01/2039	1,225	1,418,795
Series 2019 A, RB	5.00%	07/01/2049	1,250	1,427,425
				9,140,092
New York–8.60%
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, RB (c)(d)	6.25%	01/15/2020	2,710	2,762,194
Series 2009, RB (c)(d)	6.38%	01/15/2020	1,130	1,152,284
Series 2009, RB (j)	0.00%	07/15/2035	5,000	3,178,250
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
19	Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	$ 5,850	$ 5,851,404
Hudson Yards Infrastructure Corp.; Series 2017 A, Ref. RB (INS- AGM)(b)	4.00%	02/15/2047	8,000	9,005,760
Metropolitan Transportation Authority;
Series 2011 A, RB (c)(d)	5.00%	11/15/2021	2,000	2,179,820
Series 2013 A, RB	5.00%	11/15/2038	3,025	3,381,980
Metropolitan Transportation Authority (Climate Bond Certified); Subseries 2017 A-1, RB	5.25%	11/15/2057	2,280	2,769,972
New York & New Jersey (States of) Port Authority; Ninety-Third Series 1994, RB	6.13%	06/01/2094	5,250	6,382,320
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC); Series 2010, RB	6.00%	12/01/2042	3,000	3,172,530
New York (City of), NY;
Series 2015 F, GO Bonds (h)	1.56%	06/01/2044	11,975	11,975,000
Subseries 2015 F-5, VRD GO Bonds (h)	1.25%	06/01/2044	3,600	3,600,000
New York (City of), NY Industrial Development Agency (Queens Baseball Stadium); Series 2009, RB (INS -AGC)(b)	6.38%	01/01/2039	1,000	1,003,640
New York (City of), NY Municipal Water Finance Authority;
Series 2012 FF, RB (e)	5.00%	06/15/2045	28,610	31,482,158
Subseries 2012 A-1, VRD RB (h)	1.25%	06/15/2044	7,850	7,850,000
New York (City of), NY Transitional Finance Authority;
Subseries 2009 A-1, RB (e)	5.00%	05/01/2030	3,058	3,058,000
Subseries 2013, RB (e)	5.00%	11/01/2038	5,465	6,268,519
Subseries 2013, RB (e)	5.00%	11/01/2042	12,625	14,420,906
Subseries 2014 D-4, VRD RB (h)	1.26%	02/01/2044	6,000	6,000,000
Subseries 2020 A-3, RB	4.00%	05/01/2044	10,000	11,547,000
New York (Counties of), NY Tobacco Trust VI; Subseries 2016 A-1, Ref. RB	5.75%	06/01/2043	10,000	12,177,100
New York (State of); Series 2009 A, GO Bonds	5.00%	02/15/2039	500	501,415
New York (State of) Dormitory Authority (General Purpose);
Series 2011 A, RB (e)	5.00%	03/15/2031	21,885	23,160,896
Series 2014 C, RB (e)	5.00%	03/15/2040	12,030	13,812,726
New York (State of) Dormitory Authority (North Shore - Long Island Jewish Obligated Group); Series 2011 A, RB (c)(d)	5.00%	05/01/2021	2,000	2,134,300
New York (State of) Dormitory Authority (State University Dormitory Facilities); Series 2011A, RB	5.00%	07/01/2035	1,000	1,069,030
New York (State of) Housing Finance Agency (160 Madison Avenue); Series 2013 A, VRD RB (LOC - Landesbank Hessen-thrgn)(h)(i)	1.28%	11/01/2046	5,500	5,500,000
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. RB (g)	5.00%	11/15/2044	10,905	12,113,165
New York Transportation Development Corp. (American Airlines, Inc.); Series 2016, Ref. RB (k)	5.00%	08/01/2026	10,000	10,600,400
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminal C&D Redevelopment);
Series 2018, RB (k)	5.00%	01/01/2032	5,000	6,092,550
Series 2018, RB (k)	5.00%	01/01/2036	3,205	3,872,217
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment); Series 2016 A, RB (k)	5.00%	07/01/2046	15,205	17,015,611
Rockland Tobacco Asset Securitization Corp.;
Series 2001, RB	5.63%	08/15/2035	3,130	3,207,624
Series 2005 A, RB (g)(j)	0.00%	08/15/2045	57,500	11,129,700
Suffolk (County of), NY Water Authority; Series 2011, Ref. RB	5.00%	06/01/2040	2,135	2,268,694
Triborough Bridge & Tunnel Authority; Series 1993 B, RB (c)	5.00%	01/01/2020	685	694,131
Triborough Bridge & Tunnel Authority (MTA Bridges and Tunnels); Subseries 2005 B-2, Ref. VRD RB (LOC-Citibank N.A.)(h)(i)	1.24%	01/01/2032	3,690	3,690,000
TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2048	11,000	10,910,900
				276,992,196
North Carolina–0.82%
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health); Series 2018 H, VRD RB (h)	1.22%	01/15/2048	3,000	3,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
20	Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Carolina–(continued)
Charlotte-Mecklenburg Hospital Authority (The) (Carolinas Health Care Systems); Series 2007 C, Ref. VRD RB (h)	1.22%	01/15/2037	$ 7,400	$ 7,400,000
North Carolina (State of) Department of Transportation (I-77 HOT Lanes); Series 2015, RB (k)	5.00%	06/30/2054	5,475	6,100,464
North Carolina (State of) Medical Care Commission (Lutheran Services); Series 2012, Ref. RB	4.25%	03/01/2024	1,480	1,562,762
North Carolina (State of) Turnpike Authority; Series 2018, Ref. RB	5.00%	01/01/2040	7,000	8,519,210
				26,582,436
North Dakota–0.62%
Burleigh (County of), ND (University of Mary); Series 2016, RB	5.20%	04/15/2046	2,700	2,851,200
Cass (County of), ND (Essentia Health Obligated Group); Series 2008 A, RB (INS -AGC)(b)	5.13%	02/15/2037	1,000	1,015,540
Fargo (City of), ND (Sanford); Series 2011, RB	6.25%	11/01/2031	1,250	1,385,138
McLean (County of), ND (Great River Energy); Series 2010 B, RB	5.15%	07/01/2040	2,000	2,050,580
Ward (County of), ND (Trinity Obligated Group); Series 2017 C, RB	5.00%	06/01/2048	11,065	12,668,318
				19,970,776
Ohio–4.54%
Adams (County of), OH (Adams County Hospital); Series 2005, RB	6.25%	09/01/2020	2,760	2,756,522
Akron, Bath & Copley Joint Township Hospital District (Medical Center of Akron); Series 2012, RB	5.00%	11/15/2032	1,000	1,085,340
Akron, Bath & Copley Joint Township Hospital District (Summa Health Obligated Group); Series 2016, Ref. RB	5.25%	11/15/2046	5,000	5,947,750
Allen (County of), OH (Catholic Healthcare Partners); Series 2010 A, RB (c)(d)	5.00%	06/01/2020	1,025	1,053,967
American Municipal Power, Inc. (Greenup Hydroelectric); Series 2016 A, RB	5.00%	02/15/2046	10,000	11,664,800
Buckeye Tobacco Settlement Financing Authority; Series 2007 A-2, RB	5.88%	06/01/2047	15,575	15,653,031
Centerville (City of), OH (Graceworks Lutheran Services);
Series 2017, Ref. RB	5.25%	11/01/2047	2,700	2,982,258
Series 2017, Ref. RB	5.25%	11/01/2050	2,500	2,755,800
Chillicothe (City of), OH (Adena Health System Obligated Group); Series 2017, Ref. RB	5.00%	12/01/2037	5,000	6,087,150
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Constellation Schools);
Series 2014 A, Ref. RB	5.75%	01/01/2024	605	639,733
Series 2014 A, Ref. RB	6.50%	01/01/2034	2,450	2,602,855
Cleveland (City of), OH;
Series 1993 G, Ref. RB (INS -NATL)(b)	5.50%	01/01/2021	1,245	1,291,127
Series 2008 B-1, RB (INS -NATL)(b)(j)	0.00%	11/15/2025	2,895	2,577,940
Series 2012 A, Ref. RB	5.00%	01/01/2029	5,000	5,396,650
Cuyahoga (County of), OH (Metrohealth System);
Series 2017, Ref. RB	5.50%	02/15/2052	7,000	8,266,650
Series 2017, Ref. RB	5.00%	02/15/2057	2,150	2,430,166
Hamilton (County of), OH (Christ Hospital);
Series 2012, RB	5.25%	06/01/2027	3,295	3,625,950
Series 2012, RB	5.50%	06/01/2042	6,000	6,554,580
Hamilton (County of), OH (Life Enriching Communities);
Series 2016, Ref. RB	5.00%	01/01/2051	1,695	1,877,755
Series 2016, Ref.RB	5.00%	01/01/2046	6,505	7,261,076
Lancaster (City of), OH Port Authority; Series 2019 A, Ref. RB (d)	5.00%	02/01/2025	5,000	5,897,900
Lucas (County of), OH (ProMedica Healthcare System); Series 2018 A, Ref. RB	5.25%	11/15/2048	16,500	20,050,965
Middleburg Heights (City of), OH (Southwest General Health Center);
Series 2011, RB	5.13%	08/01/2031	1,750	1,864,415
Series 2011, RB	5.25%	08/01/2036	1,500	1,598,655
Montgomery (County of), OH Hospital Facilities (Premier Health Partners Obligated Group); Series 2019 A, Ref. RB	4.00%	11/15/2042	4,000	4,435,240
Muskingum (County of), OH (Genesis Healthcare System); Series 2013, RB	5.00%	02/15/2044	7,740	8,351,615
Ohio (State of) (Portsmouth Bypass); Series 2015, RB (k)	5.00%	12/31/2025	2,000	2,344,580
Ohio (State of) Air Quality Development Authority (Columbus Southern Power Co.); Series 2009 B, Ref. RB	5.80%	12/01/2038	3,000	3,028,470
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
21	Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Ohio (State of) Housing Finance Agency (Covenant House Apartments); Series 2008 C, RB (CEP -GNMA)(k)	6.10%	09/20/2049	$ 2,845	$ 2,876,238
Tuscarawas (County of), OH Economic Development and Finance Alliance (Ashland University); Series 2015, Ref. RB	6.00%	03/01/2045	3,000	3,222,840
				146,182,018
Oklahoma–0.81%
Oklahoma (State of) Development Finance Authority (OU Medicine); Series 2018 B, RB	5.25%	08/15/2048	8,500	10,258,565
Oklahoma (State of) Development Finance Authority (Provident Oklahoma Education Resources, Inc.-Cross Village Student Housing);
Series 2017, RB	5.00%	08/01/2052	2,000	1,180,000
Series 2017, RB	5.25%	08/01/2057	2,610	1,539,900
Oklahoma Development Finance Authority; Series 2018 B, RB (e)(l)	5.50%	08/15/2057	6,000	7,307,760
Tulsa (City of), OK Municipal Airport Trust (American Airlines Group, Inc.); Series 2015, Ref. RB (d)(k)	5.00%	06/01/2025	5,000	5,698,450
				25,984,675
Oregon–0.68%
Clackamas (County of), OR Hospital Facility Authority (Mary’s Woods at Marylhurst, Inc.);
Series 2018 A, RB	5.00%	05/15/2048	1,090	1,208,984
Series 2018 A, RB	5.00%	05/15/2052	500	553,470
Clackamas (County of), OR Hospital Facility Authority (Willamette View); Series 2017 A, Ref. RB	5.00%	11/15/2047	5,375	6,178,670
Forest Grove (City of), OR (Pacific University); Series 2014 A, Ref. RB	5.25%	05/01/2034	2,000	2,161,620
Oregon (State of) Facilities Authority (Samaritan Health Services); Series 2010 A, Ref. RB	5.00%	10/01/2030	1,500	1,554,030
Portland (City of), OR; Series 2011 B, RB	5.25%	06/15/2029	900	961,542
Portland (Port of), OR (Portland International Airport); Series 2017 24 B, RB (k)	5.00%	07/01/2047	3,000	3,552,270
Salem (City of), OR Hospital Facility Authority (Capital Manor, Inc.);
Series 2012, Ref. RB	5.75%	05/15/2027	1,000	1,108,540
Series 2012, Ref. RB	5.63%	05/15/2032	1,000	1,090,550
Warm Springs Reservation Confederated Tribes of Oregon (Pelton Round Butte); Series 2009 B, RB	6.38%	11/01/2033	3,500	3,529,260
				21,898,936
Pennsylvania–2.84%
Allegheny (County of), PA Higher Education Building Authority (Duquesne University); Series 2011 A, RB (c)(d)	5.25%	03/01/2021	700	742,756
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	5.00%	04/01/2047	15,410	18,452,242
Allegheny (County of), PA Port Authority; Series 2011, Ref. RB	5.75%	03/01/2029	1,385	1,477,975
Delaware River Port Authority; Series 2010 D, RB (c)(d)	5.00%	01/01/2020	1,000	1,012,730
Erie (City of), PA Parking Authority;
Series 2010, RB (c)(d)	5.20%	09/01/2020	260	270,457
Series 2010, RB (INS -AGM)(b)	5.20%	09/01/2035	740	765,730
Geisinger Authority (Geisinger Health System); Series 2013 A, VRD RB (h)	1.24%	10/01/2043	6,500	6,500,000
Lehigh (County of), PA General Purpose Authority (Bible Fellowship Church Homes, Inc.); Series 2013, RB	4.75%	07/01/2022	2,125	2,203,838
Pennsylvania (State of) Economic Development Financing Authority (National Gypson Co.); Series 2014, Ref. RB (k)	5.50%	11/01/2044	3,300	3,545,982
Pennsylvania (State of) Higher Educational Facilities Authority (Drexel University);
Series 2011 A, RB (c)(d)	5.13%	05/01/2021	470	501,316
Series 2011 A, RB	5.13%	05/01/2036	30	31,603
Pennsylvania (State of) Turnpike Commission;
Series 2018 B, RB	5.25%	12/01/2048	7,995	9,900,289
Subseries 2010 B-2, RB (c)(d)(m)	5.75%	12/01/2020	4,550	4,812,444
Subseries 2010 B-2, RB (c)(d)(m)	6.00%	12/01/2020	2,750	2,917,089
Subseries 2014 A-2, RB (m)	5.13%	12/01/2040	5,500	5,510,230
Subseries 2017 B-1, RB	5.25%	06/01/2047	9,325	11,099,734
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
22	Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Philadelphia (City of), PA;
Ninth Series 2010, RB (c)(d)	5.00%	08/01/2020	$ 500	$ 517,755
Series 2017 B, Ref. RB (k)	5.00%	07/01/2047	7,500	8,901,900
Philadelphia (City of), PA Authority for Industrial Development (Wesley Enhanced Living Obligated Group); Series 2017, Ref. RB	5.00%	07/01/2042	3,000	3,353,430
Philadelphia (City of), PA Industrial Development Authority (Thomas Jefferson University); Series 2017 A, Ref. RB	5.00%	09/01/2042	3,500	4,150,335
Philadelphia School District; Series 2007 A, Ref. GO Bonds (INS - NATL)(b)	5.00%	06/01/2026	2,360	2,872,215
Pittsburgh (City of) & Allegheny (County of), PA Sports & Exhibition Authority (Regional Asset District); Series 2010, Ref. RB (INS -AGM)(b)	5.00%	02/01/2031	2,000	2,064,940
				91,604,990
Puerto Rico–0.82%
Children’s Trust Fund; Series 2002, RB	5.50%	05/15/2039	6,450	6,560,295
Puerto Rico (Commonwealth of) Electric Power Authority; Series 2007 VV, Ref. RB (INS -NATL)(b)	5.25%	07/01/2030	2,700	2,929,608
Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 2007 N, Ref. RB (INS -AGC)(b)	5.25%	07/01/2034	2,500	2,799,475
Series 2007 N, Ref. RB (INS -AGC)(b)	5.25%	07/01/2036	4,100	4,569,245
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB (j)	0.00%	07/01/2027	6,343	5,019,152
Series 2018 A-1, RB (j)	0.00%	07/01/2029	4,150	3,052,699
Series 2018 A-1, RB	4.50%	07/01/2034	1,400	1,498,644
				26,429,118
Rhode Island–0.02%
Rhode Island (State of) Turnpike & Bridge Authority; Series 2010 A, RB	5.00%	12/01/2035	500	522,315
South Carolina–1.29%
Greenwood (County of), SC (Self Regional Healthcare); Series 2012 B, Ref. RB	5.00%	10/01/2031	2,120	2,296,893
Horry (County of), SC; Series 2010 A, RB	5.00%	07/01/2040	2,000	2,058,140
Piedmont Municipal Power Agency;
Series 2011 C, Ref. RB (INS -AGC)(b)	5.00%	01/01/2030	500	532,225
Series 2011 D, Ref. RB (INS -AGC)(b)	5.75%	01/01/2034	1,000	1,079,180
South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes);
Series 2013, RB	5.00%	05/01/2028	2,000	2,145,420
Series 2017, Ref. RB	5.00%	05/01/2037	2,860	3,108,820
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. RB (c)(d)	5.25%	08/01/2023	3,850	4,464,345
South Carolina (State of) Ports Authority; Series 2015, RB (k)	5.00%	07/01/2045	10,000	11,539,400
South Carolina (State of) Public Service Authority; Series 2015 E, RB	5.25%	12/01/2055	7,365	8,616,755
South Carolina (State of) Public Service Authority (Santee Cooper Revenue Obligations); Series 2013 E, RB	5.50%	12/01/2053	5,000	5,653,750
				41,494,928
South Dakota–0.18%
Rapid City (City of), SD; Series 2011 A, Ref. RB	6.75%	12/01/2031	1,500	1,521,225
South Dakota (State of) Health & Educational Facilities Authority (Avera Health); Series 2012 A, RB	5.00%	07/01/2042	4,000	4,214,640
				5,735,865
Tennessee–1.13%
Johnson City (City of), TN Health & Educational Facilities Board (Mountain States Health Alliance); Series 2010, RB (c)(d)	5.63%	07/01/2020	2,000	2,073,920
Knox (County of), TN Health, Educational and Housing Facility Board (Covenant Health); Series 2016 A, Ref. RB	5.00%	01/01/2042	14,000	16,626,260
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
23	Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Tennessee–(continued)
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (Blakeford at Green Hills);
Series 2012, Ref. RB	5.00%	07/01/2027	$ 2,000	$ 2,137,880
Series 2012, Ref. RB	5.00%	07/01/2032	1,500	1,593,990
Series 2012, Ref. RB	5.00%	07/01/2037	1,100	1,168,464
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center);
Series 2016 A, RB	5.00%	07/01/2046	8,015	9,378,431
Series 2017 A, RB	5.00%	07/01/2048	1,500	1,766,565
Shelby (County of), TN Health, Educational & Housing Facilities Board (The Village at Germantown, Inc.);
Series 2014, RB	5.00%	12/01/2034	500	528,490
Series 2014, RB	5.25%	12/01/2044	1,165	1,237,708
				36,511,708
Texas–8.12%
Aldine Independent School District; Series 2017 A, Ref. GO Bonds (CEP -Texas Permanent School Fund)(e)	5.00%	02/15/2045	15,000	18,139,200
Angelina & Neches River Authority Industrial Development Corp. (Aspen Power LLC); Series 2007 A, RB (f)(k)	6.50%	11/01/2029	430	4
Arlington Higher Education Finance Corp. (Universal Academy); Series 2014 A, RB	7.00%	03/01/2034	1,000	1,057,760
Bexar County Health Facilities Development Corp. (St. Luke’s Lutheran Hospital); Series 1991, RB (c)	7.00%	05/01/2021	345	368,450
Capital Area Cultural Education Facilities Finance Corp. (The Roman Catholic Diocese of Austin); Series 2005 B, RB	6.13%	04/01/2045	4,500	4,615,830
Central Texas Regional Mobility Authority;
Series 2011, RB (c)(d)	5.75%	01/01/2021	1,000	1,060,160
Series 2011, RB (c)(d)	6.00%	01/01/2021	5,000	5,317,200
Series 2016, Ref. RB	5.00%	01/01/2046	8,705	10,046,702
Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2013, RB	6.00%	08/15/2043	2,000	2,281,700
Clifton Higher Education Finance Corp. (International Leadership of Texas);
Series 2015 A, RB	5.13%	08/15/2030	2,000	2,204,680
Series 2018 D, RB	6.00%	08/15/2038	5,000	5,645,750
Dallas (City of), TX (Civic Center Convention Complex); Series 2009, Ref. RB (INS -AGC)(b)	5.25%	08/15/2034	4,000	4,011,160
Decatur (City of), TX Hospital Authority (Wise Regional Health System);
Series 2014 A, Ref. RB	5.00%	09/01/2034	1,250	1,401,287
Series 2014 A, Ref. RB	5.25%	09/01/2044	1,500	1,667,340
Galena Park Independent School District; Series 1996, Ref. GO Bonds (CEP -Texas Permanent School Fund)(j)	0.00%	08/15/2023	2,000	1,897,920
Grand Parkway Transportation Corp.; Series 2013 B, RB	5.25%	10/01/2051	14,360	16,433,010
Gulf Coast Industrial Development Authority (ExxonMobil); Series 2012, VRD RB (h)	1.25%	11/01/2041	3,800	3,800,000
Harris (County of), TX;
Series 2007 C, Ref. GO Bonds (INS -AGM)(b)	5.25%	08/15/2031	6,665	9,347,596
Series 2009, RB	5.00%	08/15/2038	430	431,178
Harris County Cultural Education Facilities Finance Corp. (TECO); Series 2009 A, RB (c)(d)	5.25%	11/15/2019	1,100	1,109,141
Hopkins (County of), TX Hospital District; Series 2008, RB	5.50%	02/15/2023	1,480	1,483,552
Houston (City of), TX Convention & Entertainment Facilities Department;
Series 2001 B, RB (INS -AGM)(b)(j)	0.00%	09/01/2026	8,750	7,812,787
Series 2001 B, RB (INS -AGM)(b)(j)	0.00%	09/01/2027	3,600	3,135,096
Houston Higher Education Finance Corp. (Cosmos Foundation, Inc.);
Series 2011 A, RB (c)(d)	6.88%	05/15/2021	1,700	1,859,443
Series 2011, RB (c)(d)	6.50%	05/15/2021	1,740	1,892,285
Laredo Community College District; Series 2010, RB (c)(d)	5.25%	08/01/2020	1,000	1,037,300
Love Field Airport Modernization Corp. (Southwest Airlines Co.);
Series 2010, RB	5.25%	11/01/2040	1,000	1,040,000
Series 2012, RB (k)	5.00%	11/01/2028	2,000	2,198,120
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
24	Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Lower Colorado River Authority;
Series 2012 A, Ref. RB (c)(d)	5.00%	05/15/2022	$ 10	$ 11,017
Series 2012 A, Ref. RB	5.00%	05/15/2030	4,585	5,042,400
Lower Colorado River Authority (LCRA Transmission Services Corp.); Series 2019, Ref. RB	5.00%	05/15/2044	3,395	4,101,296
Lower Neches Valley Authority Industrial Development Corp. (Exxonmobil); Series 2010, VRD RB (h)	1.25%	11/01/2038	2,700	2,700,000
Mesquite Health Facilities Development Corporation (Christian Care Centers, Inc.);
Series 2014, Ref. RB	5.13%	02/15/2030	1,750	1,782,305
Series 2014, Ref. RB	5.13%	02/15/2042	2,135	2,125,072
Mesquite Health Facility Development Corp. (Christian Care Centers, Inc.); Series 2016, Ref. RB	5.00%	02/15/2030	280	285,242
New Hope Cultural Education Facilities Corp. (Presbyterian Village North); Series 2018, Ref. RB	5.00%	10/01/2035	1,820	2,033,777
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village); Series 2017, Ref. RB	5.00%	01/01/2042	3,000	3,292,230
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries); Series 2013, RB	6.50%	01/01/2043	2,350	2,591,862
New Hope Cultural Education Facilities Finance Corp. (MRC Senior Living-The Langford);
Series 2016 A, RB	5.00%	11/15/2026	1,250	1,347,612
Series 2016 A, RB	5.38%	11/15/2036	865	935,325
Series 2016 A, RB	5.50%	11/15/2046	1,250	1,337,137
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North); Series 2018, Ref. RB	5.00%	10/01/2039	3,260	3,612,276
New Hope Cultural Education Facilities Finance Corp. (Tarleton State University); Series 2014 A, RB	5.00%	04/01/2046	3,000	3,236,370
North East Texas Regional Mobility Authority;
Series 2016 A, RB	5.00%	01/01/2041	6,750	7,749,000
Series 2016, RB	5.00%	01/01/2036	3,400	3,943,014
North Texas Tollway Authority;
Series 2008 D, Ref. RB (INS -AGC)(b)(j)	0.00%	01/01/2028	12,800	11,070,080
Series 2008 D, Ref. RB (INS -AGC)(b)(j)	0.00%	01/01/2029	2,165	1,828,191
Series 2008 D, Ref. RB (INS -AGC)(b)(j)	0.00%	01/01/2031	4,710	3,758,156
Series 2011, Ref. RB	5.00%	01/01/2038	1,000	1,048,510
Series 2019 A, Ref. RB	4.00%	01/01/2044	7,500	8,519,400
Port Beaumont Navigation District (Jefferson Energy Companies); Series 2016, RB (d)(g)(k)	7.25%	02/13/2020	4,000	4,070,680
Pottsboro Higher Education Funance Corp. (Imagine International Academy of North Texas, LLC); Series 2016 A, RB	5.00%	08/15/2046	3,000	3,208,500
Red River Health Facilities Development Corp. (MRC Crossing); Series 2014 A, RB	6.75%	11/15/2024	850	1,000,050
Rowlett (City of), TX (Bayside Public Improvement District North Improvement Area);
Series 2016, RB	5.38%	09/15/2030	400	405,592
Series 2016, RB	5.75%	09/15/2036	160	162,693
Sachse (City of), TX; Series 2009, Ref. GO Bonds (INS -AGC)(b)	5.25%	02/15/2031	5	5,015
San Jacinto River Authority (Groundwater Reduction Plan Division);
Series 2011, RB (INS -AGM)(b)	5.00%	10/01/2032	1,250	1,253,337
Series 2011, RB (INS -AGM)(b)	5.00%	10/01/2037	1,000	1,002,790
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group); Series 2009, RB (c)(d)	6.13%	11/15/2019	2,000	2,019,460
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.); Series 2007, RB (f)	5.75%	12/31/2049	345	241,500
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2007, RB	5.75%	02/15/2025	1,735	1,737,897
Series 2007, RB	5.75%	02/15/2029	1,500	1,502,025
Series 2017A, RB	6.38%	02/15/2052	5,000	5,604,300
Texas (State of) Transportation Commission;
Series 2019, RB (j)	0.00%	08/01/2045	4,000	1,317,880
Series 2019, RB (j)	0.00%	08/01/2046	3,180	994,132
Texas (State of) Transportation Commission (Central Texas Turnpike System);
Series 2015 B, Ref. RB (j)	0.00%	08/15/2036	7,670	3,946,062
Series 2015 B, Ref. RB (j)	0.00%	08/15/2037	9,995	4,900,748
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
25	Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Texas (State of) Turnpike Authority (Central Texas Turnpike System);
Series 2002 A, RB (INS - BHAC)(b)(j)	0.00%	08/15/2027	$ 970	$ 846,897
Series 2002, RB (c)(j)	0.00%	08/15/2027	30	26,704
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	4,170	4,920,308
Texas Municipal Gas Acquisition & Supply Corp. III;
Series 2012, RB	5.00%	12/15/2023	2,000	2,225,780
Series 2012, RB	5.00%	12/15/2028	6,310	6,993,121
Series 2012, RB	5.00%	12/15/2031	1,875	2,065,837
Series 2012, RB	5.00%	12/15/2032	3,865	4,252,582
Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group, LLC SH 288 Toll Lanes); Series 2016, RB (k)	5.00%	12/31/2045	7,550	8,538,295
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC North Tarrant Express Management Lanes); Series 2009, RB	6.88%	12/31/2039	5,460	5,565,433
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC Segments 3A and 3B Facility); Series 2013, RB (k)	7.00%	12/31/2038	3,475	4,117,840
Tyler Health Facilities Development Corp. (Mother Frances Hospital Regional Health Care Center);
Series 2011, RB (c)(d)	5.13%	07/01/2021	1,655	1,770,022
Series 2011, RB (c)(d)	5.25%	07/01/2021	2,000	2,143,480
Ysleta Independent School District Public Facility Corp.; Series 2001, Ref. RB (INS -AMBAC)(b)	5.38%	11/15/2024	1,300	1,310,816
				261,794,699
Utah–0.64%
Murray (City of), UT; Series 2005 B, VRD RB (h)	1.25%	05/15/2037	3,835	3,835,000
Salt Lake City Corp Airport Revenue; Series 2017 A, RB (e)(k)	5.00%	07/01/2042	14,000	16,755,340
				20,590,340
Vermont–0.08%
University of Vermont & State Agricultural College; Series 2009, RB	5.13%	10/01/2039	1,275	1,278,863
Vermont (State of) Economic Development Authority (Central Vermont Public Service Corp.); Series 2010, RB	5.00%	12/15/2020	1,250	1,301,188
				2,580,051
Virgin Islands–0.28%
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note);
Series 2009 B, Ref. RB	5.00%	10/01/2025	5,500	5,486,250
Series 2010 A, RB	5.00%	10/01/2025	850	847,875
Series 2010 A, RB	5.00%	10/01/2029	2,750	2,743,125
				9,077,250
Virginia–1.33%
Ballston Quarter Communities Development Authority; Series 2016 A, RB	5.50%	03/01/2046	2,500	2,725,475
Hanover (County of), VA Economic Development Authority (Covenant Woods);
Series 2018, Ref. RB	5.00%	07/01/2048	700	763,644
Series 2018, Ref. RB	5.00%	07/01/2051	1,000	1,089,510
Tobacco Settlement Financing Corp.; Series 2007 B-2, RB (m)	5.20%	06/01/2046	4,000	4,031,960
Virginia (State of) Small Business Financing Authority (95 Express Lanes, LLC); Series 2017, RB (k)	5.00%	07/01/2034	5,000	5,378,050
Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC);
Series 2012, RB (k)	5.00%	07/01/2027	4,465	4,879,977
Series 2012, RB (k)	5.50%	01/01/2042	4,920	5,380,610
Virginia (State of) Small Business Financing Authority (Express Lanes, LLC);
Series 2012, RB (k)	5.00%	07/01/2034	6,735	7,244,233
Series 2012, RB (k)	5.00%	01/01/2040	2,535	2,713,439
Virginia (State of) Small Business Financing Authority (Transform 66 P3); Series 2017, RB (k)	5.00%	12/31/2052	7,500	8,680,125
				42,887,023
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
26	Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington–1.96%
Seattle (Port of), WA; Series 2018 A, RB (e)(k)	5.00%	05/01/2043	$21,000	$ 25,100,880
Washington (State of) Convention Center Public Facilities District; Series 2018, RB (e)	5.00%	07/01/2048	15,000	18,276,000
Washington (State of) Health Care Facilities Authority (Fred Hutchinson Cancer Research Center);
Series 2011, RB	6.00%	01/01/2031	1,500	1,579,365
Series 2011, RB	5.63%	01/01/2035	1,250	1,306,838
Washington (State of) Higher Education Facilities Authority (Whitworth University);
Series 2009, Ref. RB (c)(d)	5.38%	10/01/2019	500	501,570
Series 2009, Ref. RB (c)(d)	5.63%	10/01/2019	1,500	1,504,995
Washington (State of) Housing Finance Commission (Bayview Manor Senior); Series 2016 A, Ref. RB (g)	5.00%	07/01/2046	6,755	7,330,931
Washington (State of) Housing Finance Commission (Heron’s Key Senior Living);
Series 2015 A, RB (g)	6.50%	07/01/2030	800	872,992
Series 2015 A, RB (g)	6.75%	07/01/2035	820	893,398
Washington (State of) Housing Finance Commission (Presbyterian Retirement Communities Northwest); Series 2016, Ref. RB (g)	5.00%	01/01/2036	1,875	2,113,012
Washington (State of) Housing Finance Commission (The Hearthstone);
Series 2018 A, Ref. RB (g)	5.00%	07/01/2048	2,000	2,147,380
Series 2018 A, Ref. RB (g)	5.00%	07/01/2053	1,500	1,605,915
				63,233,276
West Virginia–0.25%
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2017 A, Ref. RB (g)	5.50%	06/01/2037	2,500	2,763,150
West Virginia (State of) Economic Development Authority (Entsorga West Virginia LLC);
Series 2016, RB (g)(k)	6.75%	02/01/2026	4,035	4,063,084
Series 2018, RB (g)(k)	8.75%	02/01/2036	1,300	1,343,381
				8,169,615
Wisconsin–3.01%
Public Finance Authority (American Dream at Meadowlands); Series 2017, RB (g)	6.75%	08/01/2031	3,000	3,598,410
Public Finance Authority (KU Campus Development Corp. — Central District Development Project); Series 2016, RB (e)	5.00%	03/01/2041	10,000	11,869,900
Public Finance Authority (The Evergreens Obligated Group);
Series 2019 A, Ref. RB	5.00%	11/15/2044	2,000	2,316,900
Series 2019 A, Ref. RB	5.00%	11/15/2049	2,000	2,309,800
Public Finance Authority (WhiteStone); Series 2017, Ref. RB (g)	5.00%	03/01/2052	1,075	1,183,446
Superior (City of), WI (Superior Water, Light & Power Co.); Series 2007 A, Ref. RB (k)	5.38%	11/01/2021	2,000	2,006,120
Wisconsin (State of) Health & Educational Facilities Authority (American Baptist Homes of the Midwest Obligated Group); Series 2017, Ref. RB	5.00%	08/01/2039	3,500	3,793,405
Wisconsin (State of) Health & Educational Facilities Authority (Catholic Residential Services); Series 2007, Ref. RB	5.25%	05/01/2028	1,155	1,145,021
Wisconsin (State of) Health & Educational Facilities Authority (Essentia Health Obligated Group); Series 2008 B, RB (INS -AGC)(b)	5.13%	02/15/2030	1,500	1,522,710
Wisconsin (State of) Health & Educational Facilities Authority (Meriter Hospital, Inc.);
Series 2011 A, RB (c)(d)	5.50%	05/01/2021	2,000	2,143,840
Series 2011 A, RB (c)(d)	5.75%	05/01/2021	1,000	1,076,020
Wisconsin (State of) Health & Educational Facilities Authority (Rogers Memorial Hospital, Inc.); Series 2014, Ref. RB	5.00%	07/01/2044	3,125	3,516,594
Wisconsin (State of) Health & Educational Facilities Authority (St. John’s Communities, Inc.);
Series 2018 A, RB	5.00%	09/15/2040	1,000	1,059,780
Series 2018 A, RB	5.00%	09/15/2045	1,000	1,055,920
Series 2018 A, RB	5.00%	09/15/2050	4,000	4,216,000
Wisconsin (State of) Public Finance Authority (American Dream at Meadowlands); Series 2017, RB (g)	7.00%	12/01/2050	7,000	8,456,000
Wisconsin (State of) Public Finance Authority (Denver International Aiport Great Hall); Series 2017, RB (k)	5.00%	09/30/2049	2,750	2,851,915
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
27	Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Public Finance Authority (KU Campus Development Corp. Central District Development); Series 2016, RB	5.00%	03/01/2036	$ 4,500	$ 5,424,345
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB (g)	6.25%	01/01/2038	5,250	5,657,137
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.);
Series 2018 A, RB	5.20%	12/01/2037	5,000	5,917,350
Series 2018 A, RB	5.35%	12/01/2045	4,000	4,716,880
Wisconsin (State of) Public Finance Authority (Renown Regional Medical Center);
Series 2016 A, Ref. RB	5.00%	06/01/2032	2,000	2,393,660
Series 2016 A, Ref. RB	5.00%	06/01/2034	7,180	8,536,661
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035	1,955	2,214,057
Wisconsin (State of) Public Finance Authority (Wittenberg University); Series 2016, RB (g)	5.25%	12/01/2039	7,285	7,923,020
				96,904,891
Wyoming–0.29%
West Park Hospital District (West Park Hospital); Series 2011 A, RB	6.50%	06/01/2031	1,000	1,071,210
Wyoming (State of) Municipal Power Agency; Series 2017 A, Ref. RB (INS- BAM)(b)(e)	5.00%	01/01/2047	7,000	8,251,040
				9,322,250
TOTAL INVESTMENTS IN SECURITIES(p)–109.06% (Cost $3,237,270,955)				3,514,203,532
FLOATING RATE NOTE OBLIGATIONS–(9.73)%
Notes with interest and fee rates ranging from 1.90% to 2.12% at 08/31/2019 and contractual maturities of collateral ranging from 09/01/2022 to 07/01/2042 (See Note 1K)(q)				(313,430,000)
OTHER ASSETS LESS LIABILITIES–0.67%				21,509,728
NET ASSETS –100.00%				$3,222,283,260
Investment Abbreviations:
ACA	– ACA Financial Guaranty Corp.
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
BHAC	– Berkshire Hathaway Assurance Corp.
CARS	– Convertible Auction Rate Security
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
Sr.	– Senior
VRD	– Variable Rate Demand
Wts.	– Warrants
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
28	Invesco Municipal Income Fund

Notes to Schedule of Investments:
(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Fund’s use of leverage.
(b)	Principal and/or interest payments are secured by the bond insurance company listed.
(c)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(e)	Underlying security related to TOB Trusts entered into by the Fund. See Note 1K.
(f)	Defaulted security. Currently, the issuer is partially or fully in default with respect to principal and/or interest payments. The aggregate value of these securities at August 31, 2019 was $1,062,075, which represented less than 1% of the Fund’s Net Assets.
(g)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2019 was $218,381,691, which represented 6.78% of the Fund’s Net Assets.
(h)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2019.
(i)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(j)	Zero coupon bond issued at a discount.
(k)	Security subject to the alternative minimum tax.
(l)	Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $34,225,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.
(m)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(n)	Security subject to crossover refunding.
(o)	Current coupon rate for inverse floating rate municipal obligations. This rate resets periodically as the rate on the related security changes. Positions in inverse floating rate municipal obligations have a total value of $300,612, which represented less than 1% of the Fund’s Net Assets.
(p)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.
(q)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at August 31, 2019. At August 31, 2019, the Fund’s investments with a value of $537,047,535 are held by TOB Trusts and serve as collateral for the $313,430,000 in the floating rate note obligations outstanding at that date.
Portfolio Composition
By credit sector, based on total investments
As of August 31, 2019
Revenue Bonds	86.3%
General Obligation Bonds	7.8
Pre-Refunded Bonds	5.7
Other	0.2

Open Futures Contracts(a)
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation
Interest Rate Risk
U.S. Treasury 10 Year Notes	1,192	December-2019	$(157,008,750)	$90,765	$90,765

(a)	Futures contracts collateralized by $1,790,000 cash held with Goldman Sachs & Co. LLC, the futures commission merchant.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
29	Invesco Municipal Income Fund

Statement of Assets and Liabilities
August 31, 2019
(Unaudited)
Assets:
Investments in securities, at value (Cost $3,237,270,955)	$3,514,203,532
Deposits with brokers:
Cash collateral — exchange-traded futures contracts	1,790,000
Receivable for:
Investments sold	1,433,000
Fund shares sold	5,643,838
Interest	35,239,567
Investment for trustee deferred compensation and retirement plans	366,498
Other assets	136,911
Total assets	3,558,813,346
Liabilities:
Floating rate note obligations	313,430,000
Other investments:
Variation margin payable - futures contracts	111,760
Payable for:
Investments purchased	13,474,110
Dividends	3,547,817
Fund shares reacquired	3,074,965
Amount due custodian	1,081,136
Accrued fees to affiliates	1,153,160
Accrued trustees’ and officers’ fees and benefits	6,496
Accrued other operating expenses	202,170
Trustee deferred compensation and retirement plans	448,472
Total liabilities	336,530,086
Net assets applicable to shares outstanding	$3,222,283,260
Net assets consist of:
Shares of beneficial interest	$3,071,127,590
Distributable earnings	151,155,670
$3,222,283,260
Net Assets:
Class A	$ 2,257,850,650
Class C	$ 200,411,854
Class Y	$ 460,102,336
Investor Class	$ 101,920,193
Class R6	$ 201,998,227
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	164,914,788
Class C	14,706,723
Class Y	33,612,180
Investor Class	7,438,131
Class R6	14,755,566
Class A:
Net asset value per share	$ 13.69
Maximum offering price per share (Net asset value of $13.69 ÷ 95.75%)	$ 14.30
Class C:
Net asset value and offering price per share	$ 13.63
Class Y:
Net asset value and offering price per share	$ 13.69
Investor Class:
Net asset value and offering price per share	$ 13.70
Class R6:
Net asset value and offering price per share	$ 13.69

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
30	Invesco Municipal Income Fund

Statement of Operations
For the six months ended August 31, 2019
(Unaudited)
Investment income:
Interest	$ 69,473,638
Expenses:
Advisory fees	6,849,612
Administrative services fees	209,408
Custodian fees	10,543
Distribution fees:
Class A	2,642,109
Class C	791,853
Investor Class	88,973
Interest, facilities and maintenance fees	4,388,750
Transfer agent fees — A, C, Y and Investor	1,150,256
Transfer agent fees — R6	12,966
Trustees’ and officers’ fees and benefits	30,778
Registration and filing fees	104,171
Reports to shareholders	57,432
Professional services fees	38,242
Other	19,682
Total expenses	16,394,775
Less: Expense offset arrangement(s)	(2,612)
Net expenses	16,392,163
Net investment income	53,081,475
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	936,286
Futures contracts	(10,760,422)
(9,824,136)
Change in net unrealized appreciation (depreciation) of:
Investment securities	163,248,954
Futures contracts	(376,184)
162,872,770
Net realized and unrealized gain	153,048,634
Net increase in net assets resulting from operations	$ 206,130,109
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
31	Invesco Municipal Income Fund

Statement of Changes in Net Assets
For the six months ended August 31, 2019 and the year ended February 28, 2019
(Unaudited)
	August 31, 2019	February 28, 2019
Operations:
Net investment income	$ 53,081,475	$ 108,678,467
Net realized gain (loss)	(9,824,136)	(12,945,511)
Change in net unrealized appreciation (depreciation)	162,872,770	(19,012,770)
Net increase in net assets resulting from operations	206,130,109	76,720,186
Distributions to shareholders from distributable earnings:
Class A	(39,798,337)	(77,364,929)
Class C	(2,381,487)	(7,492,837)
Class Y	(8,783,219)	(18,467,349)
Investor Class	(1,951,404)	(4,218,855)
Class R6	(3,609,667)	(6,411,966)
Total distributions from distributable earnings	(56,524,114)	(113,955,936)
Share transactions–net:
Class A	169,820,735	71,379,669
Class C	59,158,670	(110,909,622)
Class Y	31,284,007	(29,817,647)
Investor Class	(3,010,967)	(3,978,961)
Class R6	40,630,649	13,133,390
Net increase (decrease) in net assets resulting from share transactions	297,883,094	(60,193,171)
Net increase (decrease) in net assets	447,489,089	(97,428,921)
Net assets:
Beginning of period	2,774,794,171	2,872,223,092
End of period	$3,222,283,260	$2,774,794,171
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
32	Invesco Municipal Income Fund

Statement of Cash Flows
For the six months ended August 31, 2019
(Unaudited)
Cash provided by operating activities:
Net increase in net assets resulting from operations	$ 206,130,109
Adjustments to reconcile the change in net assets from operations to net cash provided by operating activities:
Purchases of investments	(327,863,397)
Proceeds from sales of investments	185,056,722
Purchases of short-term investments, net	(82,480,190)
Amortization of premium on investment securities	7,196,635
Accretion of discount on investment securities	(4,481,167)
Increase in receivables and other assets	(1,341,435)
Increase in accrued expenses and other payables	307,174
Decrease in variation margin - futures contracts	397,885
Net realized gain from investment securities	(936,286)
Net change in unrealized appreciation on investment securities	(163,248,954)
Decrease in cash collateral — exchange-traded futures contracts	60,000
Net cash provided by operating activities	(181,202,904)
Cash provided by (used in) financing activities:
Dividends paid to shareholders from distributable earnings	(21,121,854)
Decrease in payable for amount due custodian	(12,150,013)
Proceeds from shares of beneficial interest sold	449,296,954
Proceeds of TOB Trusts	13,835,000
Repayments of TOB Trusts	(60,825,000)
Disbursements from shares of beneficial interest reacquired	(187,832,183)
Net cash provided by (used in) financing activities	181,202,904
Net increase in cash and cash equivalents	—
Cash and cash equivalents at beginning of period	—
Cash and cash equivalents at end of period	$ —
Non-cash financing activities:
Value of shares of beneficial interest issued in reinvestment of dividends paid to shareholders	$ 35,411,794
Supplemental disclosure of cash flow information:
Cash paid during the period for interest, facilities and maintenance fees	$ 4,388,750
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
33	Invesco Municipal Income Fund

Financial Highlights
August 31, 2019
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Six months ended 08/31/19	$13.02	$0.24	$ 0.68	$ 0.92	$(0.25)	$13.69	7.15%	$2,257,851	1.12% (d)	1.12% (d)	0.83% (d)	3.53% (d)	6%
Year ended 02/28/19	13.19	0.50	(0.14)	0.36	(0.53)	13.02	2.78	1,982,214	1.01	1.01	0.85	3.85	27
Year ended 02/28/18	13.22	0.53	(0.06)	0.47	(0.50)	13.19	3.53	1,935,019	1.10	1.10	0.87	3.94	17
Year ended 02/28/17	13.70	0.52	(0.47)	0.05	(0.53)	13.22	0.28	1,927,685	0.99	0.99	0.83	3.79	25
Year ended 02/29/16	13.75	0.59	(0.06)	0.53	(0.58)	13.70	3.94	1,766,102	0.93	0.93	0.85	4.29	12
Year ended 02/28/15	13.25	0.58	0.49	1.07	(0.57)	13.75	8.20	1,660,106	0.93	0.93	0.87	4.24	10
Class C
Six months ended 08/31/19	12.96	0.19	0.68	0.87	(0.20)	13.63	6.78	200,412	1.87 (d)	1.87 (d)	1.58 (d)	2.78 (d)	6
Year ended 02/28/19	13.12	0.40	(0.13)	0.27	(0.43)	12.96	2.08	133,292	1.76	1.76	1.60	3.10	27
Year ended 02/28/18	13.16	0.42	(0.07)	0.35	(0.39)	13.12	2.68	248,013	1.85	1.85	1.62	3.19	17
Year ended 02/28/17	13.64	0.41	(0.47)	(0.06)	(0.42)	13.16	(0.48)	250,828	1.74	1.74	1.58	3.04	25
Year ended 02/29/16	13.68	0.48	(0.05)	0.43	(0.47)	13.64	3.24	156,712	1.68	1.68	1.60	3.54	12
Year ended 02/28/15	13.19	0.48	0.48	0.96	(0.47)	13.68	7.34	113,479	1.68	1.68	1.62	3.49	10
Class Y
Six months ended 08/31/19	13.02	0.25	0.69	0.94	(0.27)	13.69	7.28	460,102	0.87 (d)	0.87 (d)	0.58 (d)	3.78 (d)	6
Year ended 02/28/19	13.18	0.54	(0.14)	0.40	(0.56)	13.02	3.11	406,923	0.76	0.76	0.60	4.10	27
Year ended 02/28/18	13.22	0.56	(0.07)	0.49	(0.53)	13.18	3.71	442,757	0.85	0.85	0.62	4.19	17
Year ended 02/28/17	13.70	0.55	(0.47)	0.08	(0.56)	13.22	0.54	524,417	0.74	0.74	0.58	4.04	25
Year ended 02/29/16	13.74	0.62	(0.05)	0.57	(0.61)	13.70	4.27	449,882	0.68	0.68	0.60	4.54	12
Year ended 02/28/15	13.25	0.61	0.48	1.09	(0.60)	13.74	8.39	427,397	0.68	0.68	0.62	4.49	10
Investor Class
Six months ended 08/31/19	13.03	0.24	0.69	0.93	(0.26)	13.70	7.19 (e)	101,920	1.04 (d)(e)	1.04 (d)(e)	0.75 (d)(e)	3.61 (d)(e)	6
Year ended 02/28/19	13.19	0.52	(0.14)	0.38	(0.54)	13.03	2.96 (e)	99,887	0.88 (e)	0.88 (e)	0.72 (e)	3.98 (e)	27
Year ended 02/28/18	13.24	0.54	(0.08)	0.46	(0.51)	13.19	3.48 (e)	105,159	1.03 (e)	1.03 (e)	0.80 (e)	4.01 (e)	17
Year ended 02/28/17	13.71	0.53	(0.46)	0.07	(0.54)	13.24	0.47 (e)	108,489	0.87 (e)	0.87 (e)	0.71 (e)	3.91 (e)	25
Year ended 02/29/16	13.76	0.60	(0.06)	0.54	(0.59)	13.71	4.06 (e)	114,690	0.82 (e)	0.82 (e)	0.74 (e)	4.40 (e)	12
Year ended 02/28/15	13.26	0.59	0.49	1.08	(0.58)	13.76	8.31 (e)	117,224	0.81 (e)	0.81 (e)	0.75 (e)	4.36 (e)	10
Class R6
Six months ended 08/31/19	13.02	0.26	0.68	0.94	(0.27)	13.69	7.31	201,998	0.80 (d)	0.80 (d)	0.51 (d)	3.85 (d)	6
Year ended 02/28/19	13.18	0.54	(0.13)	0.41	(0.57)	13.02	3.18	152,478	0.69	0.69	0.53	4.17	27
Year ended 02/28/18(f)	13.25	0.51	(0.10)	0.41	(0.48)	13.18	3.13	141,275	0.79 (g)	0.79 (g)	0.56 (g)	4.25 (g)	17

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $2,102,200, $157,510, $435,372, $100,335 and $176,755 for Class A, Class C, Class Y, Investor Class and Class R6 shares, respectively.
(e)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.18%, 0.13%, 0.18%, 0.13%, 0.14% and 0.13% for the six months ended August 31, 2019 and the years ended February 28, 2019, February 28, 2018, February 28, 2017, February 29, 2016 and February 28, 2015, respectively.
(f)	Commencement date of April 04, 2017.
(g)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
34	Invesco Municipal Income Fund

Notes to Financial Statements
August 31, 2019
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Municipal Income Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to provide investors with a high level of current income exempt from federal income tax, consistent with preservation of capital.
The Fund currently consists of five different classes of shares: Class A, Class C, Class Y, Investor Class and Class R6. Class Y and Investor Class shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class Y, Investor Class and Class R6 shares are sold at net asset value. Class C shares held for ten years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the tenth anniversary after a purchase of Class C shares.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net
35	Invesco Municipal Income Fund

investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Cash and Cash Equivalents – For the purposes of the Statement of Cash Flows, the Fund defines Cash and Cash Equivalents as cash (including foreign currency), money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.
F.	Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
G.	Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
H.	Interest, Facilities and Maintenance Fees – Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees and other expenses associated with lines of credit and interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any.
I.	Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
J.	Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Fund is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
K.	Floating Rate Note Obligations – The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.
The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the
36	Invesco Municipal Income Fund

TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.
The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Fund’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.
Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Fund wherein the Fund, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Fund’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Fund, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Fund would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.
Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”). The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Fund has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Fund’s ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.
There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Fund in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Fund, and may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.
TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.
L.	Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.
There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the "Adviser" or "Invesco"). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $500 million	0.50%
Over $500 million	0.45%
For the six months ended August 31, 2019, the effective advisory fees incurred by the Fund was 0.46%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s)
37	Invesco Municipal Income Fund

that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has contractually agreed, through at least June 30, 2020, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y, Investor Class and Class R6 shares to 1.50%, 2.25%, 1.25%, 1.50% and 1.25%, respectively, of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2020. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2019, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Also, Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as custodian and fund accountant and provides certain administrative services to the Fund.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2019, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A shares, Class C shares and Investor Class shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A and Investor Class average daily net assets and up to 1.00% of Class C average daily net assets. The fees are accrued daily and paid monthly.
With respect to Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class C maximum annual reimbursement rate, respectively. With respect to Class A and Investor Class shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses.
For the six months ended August 31, 2019, expenses incurred under these agreements are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2019, IDI advised the Fund that IDI retained $242,777 in front-end sales commissions from the sale of Class A shares and $30,459 and $2,008 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of August 31, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$ —	$3,514,203,532	$—	$3,514,203,532
38	Invesco Municipal Income Fund

	Level 1	Level 2	Level 3	Total
Other Investments - Assets*
Futures Contracts	$90,765	$ —	$—	$ 90,765
Total Investments	$90,765	$3,514,203,532	$—	$3,514,294,297

*	Unrealized appreciation.
NOTE 4—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of August 31, 2019:
Value
Derivative Assets	Interest Rate Risk
Unrealized appreciation on futures contracts — Exchange-Traded(a)	$ 90,765
Derivatives not subject to master netting agreements	(90,765)
Total Derivative Assets subject to master netting agreements	$ -

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.
Effect of Derivative Investments for the six months ended August 31, 2019
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain (Loss) on Statement of Operations
Interest Rate Risk
Realized Gain (Loss):
Futures contracts	$(10,760,422)
Change in Net Unrealized Appreciation (Depreciation):
Futures contracts	(376,184)
Total	$ (11,136,606)
The table below summarizes the average notional value of derivatives held during the period.
Futures Contracts
Average notional value	$159,566,151
NOTE 5—Security Transactions with Affiliated Funds
The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended August 31, 2019, the Fund engaged in securities purchases of $104,346,642 and securities sales of $36,976,805, which did not result in any net realized gains (losses).
NOTE 6—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended August 31, 2019, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $2,612.
39	Invesco Municipal Income Fund

NOTE 7—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 8—Cash Balances and Borrowings
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.
Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended August 31, 2019 were $344,178,000 and 2.47%, respectively.
NOTE 9—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of February 28, 2019, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$64,796,514	$51,603,179	$116,399,693

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 10—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2019 was $326,941,364 and $184,625,561, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$ 289,760,272
Aggregate unrealized (depreciation) of investments	(10,952,313)
Net unrealized appreciation of investments	$278,807,959
Cost of investments for tax purposes is $3,235,486,338.
40	Invesco Municipal Income Fund

NOTE 11—Share Information
	Summary of Share Activity
	Six months ended August 31, 2019(a)		Year ended February 28, 2019
	Shares	Amount	Shares	Amount
Sold:
Class A	18,987,908	$ 254,110,141	30,218,584	$ 393,104,282
Class C	6,040,881	80,718,617	4,608,638	59,942,494
Class Y	4,222,563	56,306,435	6,256,742	81,729,448
Investor Class	173,459	2,323,917	261,823	3,422,112
Class R6	3,939,532	52,608,944	4,806,957	62,739,383
Issued as reinvestment of dividends:
Class A	1,833,923	24,589,947	3,957,211	51,652,444
Class C	130,634	1,745,148	425,215	5,528,378
Class Y	358,939	4,812,032	780,837	10,187,062
Investor Class	106,812	1,432,992	242,923	3,175,244
Class R6	211,132	2,831,675	397,222	5,185,135
Automatic conversion of Class C shares to Class A shares:
Class A	383,541	5,130,057	-	-
Class C	(385,309)	(5,130,057)	-	-
Reacquired:
Class A	(8,546,808)	(114,009,410)	(28,663,425)	(373,377,057)
Class C	(1,366,052)	(18,175,038)	(13,646,095)	(176,380,494)
Class Y	(2,231,789)	(29,834,460)	(9,358,723)	(121,734,157)
Investor Class	(507,181)	(6,767,876)	(809,692)	(10,576,317)
Class R6	(1,108,738)	(14,809,970)	(4,206,115)	(54,791,128)
Net increase (decrease) in share activity	22,243,447	$ 297,883,094	(4,727,898)	$ (60,193,171)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 65% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
41	Invesco Municipal Income Fund

Calculating your ongoing Fund expenses
Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2019 through August 31, 2019.
Actual expenses
The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value (03/01/19)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (08/31/19)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/19)	Expenses Paid During Period[2]
Class A	$1,000.00	$ 1,071.50	$5.83	$ 1,019.51	$5.69	1.12%
Class C	1,000.00	1,067.80	9.72	1,015.74	9.48	1.87
Class Y	1,000.00	1,072.80	4.53	1,020.76	4.42	0.87
Investor Class	1,000.00	1,071.90	5.42	1,019.91	5.28	1.04
Class R6	1,000.00	1,073.10	4.17	1,021.11	4.06	0.80

[1]	The actual ending account value is based on the actual total return of the Fund for the period March 1, 2019 through August 31, 2019, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/366 to reflect the most recent fiscal half year.
42	Invesco Municipal Income Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 10, 2019, the Board of Trustees (the Board or the Trustees) of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Municipal Income Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc., Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2019. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). As part of a regularly scheduled basis of in-person Board meetings, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board took into account evaluations and reports that it received from the Investments Committee and Sub-Committees, as well as the information provided to such committees and the Board throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. This information is current as of June 10, 2019.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process oversight and structure, credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board also reviewed and considered the benefits to shareholders of investing in a fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business. The Board reviewed and considered information about the resources that Invesco Advisers intends to continue to commit to managing the Invesco family of funds following Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2018 to the performance of funds in the Broadridge performance universe and against the Lipper General Municipal Debt Funds Index. The Board noted that performance of Class A shares of the Fund was in the fourth quintile of its performance universe for the one year period, the third quintile for the three year period, and the second quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one and three year periods and reasonably comparable to the performance of the Index for the five year period. The Board noted that the Fund’s security selection in and exposure to

43                         Invesco Municipal Income Fund

certain sectors negatively impacted Fund performance. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Class A shares of the Fund was above the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s actual and contractual management fees and total expense ratio were in the fourth, fifth and fifth quintile of its expense group, respectively, and discussed with management reasons for such relative actual and contractual management fees and total expenses.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund. The Board considered Invesco’s reinvestment in its business, including investments in business infrastructure and cybersecurity. The Board also considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board considered the methodology used for calculating profitability and noted the periodic review of such methodology by an independent consultant. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, extent and quality of the services provided. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the costs to the Fund of such investments. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to certain investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

44                         Invesco Municipal Income Fund

Go paperless with eDelivery
Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.
With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:
•	Fund reports and prospectuses
•	Quarterly statements
•	Daily confirmations
•	Tax forms

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.
Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
SEC file numbers: 811-07890 and 033-66242	Invesco Distributors, Inc.	VK-MINC-SAR-1

Semiannual Report to Shareholders	August 31, 2019
Invesco New York Tax Free Income Fund
Nasdaq:
A: VNYAX ■ C: VNYCX ■ Y: VNYYX ■ R6: VNYSX

2	Letters to Shareholders
3	Fund Performance
5	Schedule of Investments
11	Financial Statements
15	Financial Highlights
16	Notes to Financial Statements
22	Fund Expenses
23	Approval of Investment Advisory and Sub-Advisory Contracts
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 959-4246 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.
For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED    |    MAY LOSE VALUE    |    NO BANK GUARANTEE

Letters to Shareholders
Bruce Crockett
Dear Fellow Shareholders:
As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.
We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.
On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.
Sincerely,
Bruce L. Crockett
Independent Chair
Invesco Funds Board of Trustees

Andrew Schlossberg
Dear Shareholders:
This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.
Invesco’ s efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including performance, holdings and portfolio manager commentaries. You can access information about your account by completing a simple, secure online registration. To do so, select “Log In” on the right side of the homepage, and then select “Register for Individual Account Access.”
In addition to the resources accessible on our website, you can obtain timely updates to help you stay informed by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you with information you want, when and where you want it.
For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246.
All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.
Sincerely,
Andrew Schlossberg
Head of the Americas,
Senior Managing Director, Invesco Ltd.
2	Invesco New York Tax Free Income Fund

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, February 28, 2019 to August 31, 2019, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.
Class A Shares	6.11%
Class C Shares	5.74
Class Y Shares	6.25
Class R6 Shares	6.27
S&P Municipal Bond Index▼ (Broad Market Index)	5.92
S&P Municipal Bond New York 5+ Year Investment Grade Index▼ (Style-Specific Index)	6.99
Lipper New York Municipal Debt Funds Index■ (Peer Group Index)	7.04
Source(s): ▼RIMES Technologies Corp.; ■ Lipper Inc.
The S&P Municipal Bond Index is a broad, market value-weighted index that seeks to measure the performance of the US municipal bond market.
    The S&P Municipal Bond New York 5+ Year Investment Grade Index seeks to measure the performance of investment grade, New York-issued US municipals with maturities equal to or greater than five years.
    The Lipper New York Municipal Debt Funds Index is an unmanaged index considered representative of New York municipal debt funds tracked by Lipper.
    The Fund is not managed to track the performance of any particular index, including the indexes described here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.
    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.
For more information about your Fund
Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.
    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.
3	Invesco New York Tax Free Income Fund

Average Annual Total Returns
As of 8/31/19, including maximum applicable sales charges
Class A Shares
Inception (7/29/94)	4.85%
10 Years	4.33
5 Years	2.61
1 Year	2.67
Class C Shares
Inception (7/29/94)	4.72%
10 Years	4.00
5 Years	2.74
1 Year	5.42
Class Y Shares
10 Years	5.02%
5 Years	3.77
1 Year	7.52
Class R6 Shares
10 Years	4.86%
5 Years	3.65
1 Year	7.58
Effective June 1, 2010, Class A and Class C shares of the predecessor fund, Van Kampen New York Tax-Free Income Fund, advised by Van Kampen Asset Management were reorganized into Class A and Class C shares, respectively, of Invesco Van Kampen New York Tax Free Income Fund (renamed Invesco New York Tax Free Income Fund). Returns shown above, prior to June 1, 2010, for Class A and Class C shares are blended returns of the predecessor fund and Invesco New York Tax Free Income Fund. Share class returns will differ from the predecessor fund because of different expenses.
Class Y shares incepted on June 1, 2010. Performance shown prior to that date is that of the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares.
Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of the Fund’s and the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares.
The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the ef-
Average Annual Total Returns
As of 6/30/19, the most recent calendar quarter end, including maximum applicable sales charges
Class A Shares
Inception (7/29/94)	4.79%
10 Years	4.54
5 Years	2.54
1 Year	0.68
Class C Shares
Inception (7/29/94)	4.67%
10 Years	4.21
5 Years	2.67
1 Year	3.40
Class Y Shares
10 Years	5.22%
5 Years	3.68
1 Year	5.42
Class R6 Shares
10 Years	5.06%
5 Years	3.56
1 Year	5.48
fect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class Y and Class R6 shares was 1.21%, 1.95%, 0.96% and 0.88%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
Class A share performance reflects the maximum 4.25% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class Y and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
Fund performance reflects any applicable fee waivers and/or expense reim-
bursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.
4	Invesco New York Tax Free Income Fund

Schedule of Investments
August 31, 2019
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–111.14%(a)
New York–106.81%
Albany (County of), NY Airport Authority; Series 2010 A, Ref. RB (INS -AGM)(b)	5.00%	12/15/2025	$ 500	$ 514,710
Albany Capital Resource Corp. (St. Peter’s Hospital); Series 2011, RB (c)(d)	6.25%	11/15/2020	1,000	1,061,930
Amherst Development Corp. (Daemen College); Series 2018, Ref. RB	5.00%	10/01/2048	435	497,679
Battery Park (City of), NY Authority; Series 2019, RB	4.00%	11/01/2044	1,000	1,183,000
Battery Park City Authority; Series 2009 B, RB	5.00%	11/01/2034	500	503,215
Brookhaven Local Development Corp. (Jefferson’s Ferry); Series 2016, Ref. RB	5.25%	11/01/2036	490	580,057
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, RB (c)(d)	6.25%	01/15/2020	685	698,193
Series 2009, RB (c)(d)	6.37%	01/15/2020	475	484,367
Series 2009, RB (e)	0.00%	07/15/2034	3,685	2,424,619
Series 2016 A, Ref. RB (f)(g)	5.00%	07/15/2042	4,795	5,630,337
Buffalo & Erie County Industrial Land Development Corp. (Catholic Health System); Series 2015, RB	5.25%	07/01/2035	1,000	1,189,640
Buffalo & Erie County Industrial Land Development Corp. (Orchard Park); Series 2015, Ref. RB	5.00%	11/15/2037	1,035	1,155,567
Buffalo & Erie County Industrial Land Development Corp. (Tapestry Charter School); Series 2017 A, RB	5.00%	08/01/2037	825	925,559
Build NYC Resource Corp.; Series 2015, RB	5.00%	07/01/2045	1,160	1,353,778
Build NYC Resource Corp. (Bronx Charter School for Excellence); Series 2013 A, RB	5.00%	04/01/2033	500	544,015
Build NYC Resource Corp. (Children’s Aid Society (The)); Series 2019, RB	4.00%	07/01/2044	555	634,670
Build NYC Resource Corp. (Metropolitan Lighthouse Charter School); Series 2017 A, RB (h)	5.00%	06/01/2047	1,250	1,366,500
Build NYC Resource Corp. (Pratt Paper, Inc.); Series 2014, Ref. RB (h)(i)	5.00%	01/01/2035	1,100	1,224,949
Build NYC Resource Corp. (YMCA of Greater New York);
Series 2012, RB	5.00%	08/01/2032	350	379,789
Series 2012, RB	5.00%	08/01/2042	1,750	1,890,105
Dutchess County Local Development Corp. (Health Quest Systems, Inc.);
Series 2014 A, RB (c)(d)	5.00%	07/01/2024	600	707,802
Series 2019 B, Ref. RB	4.00%	07/01/2044	850	968,014
Erie (County of), NY Industrial Development Agency (City of Buffalo School District); Series 2011 A, RB (g)	5.25%	05/01/2030	2,850	3,040,010
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	1,275	1,275,306
Hudson Yards Infrastructure Corp.;
Series 2012 A, RB (c)(d)	5.75%	02/15/2021	865	925,048
Series 2012 A, RB	5.75%	02/15/2047	535	568,898
Series 2017 A, Ref. RB (INS- AGM)(b)	4.00%	02/15/2047	575	647,289
Jefferson Civic Facility Development Corp. (Samaritan Medical Center); Series 2017 A, Ref. RB	4.00%	11/01/2047	555	584,842
Livingston (County of), NY Industrial Development Agency (Nicholas H. Noyes Memorial Hospital); Series 2005, RB	6.00%	07/01/2030	1,000	1,011,180
Long Island Power Authority; Series 2016 B, Ref. RB	5.00%	09/01/2036	655	796,028
Metropolitan Transportation Authority;
Series 2009 B, RB (c)(d)	5.00%	11/15/2019	1,500	1,512,000
Series 2009 B, RB (c)(d)	5.25%	11/15/2019	615	620,228
Series 2012 H, RB (c)(d)	5.00%	11/15/2022	410	463,271
Series 2012 H, RB	5.00%	11/15/2030	340	379,664
Series 2013 E, RB (c)(d)	5.00%	11/15/2023	1,000	1,169,390
Subseries 2002 G-1H, Ref. RB (67% of 1 mo. USD LIBOR + 0.82%)(d)(j)	2.22%	02/01/2022	900	903,222
Subseries 2005 D-2, VRD RB (LOC -Landesbank Hessen-Thueringen Girozentrale)(k)(l)	1.18%	11/01/2035	3,700	3,700,000
Metropolitan Transportation Authority (Climate Bond Certified);
Series 2017, RB	5.25%	11/15/2057	935	1,151,798
Subseries 2017 A-1, RB	5.25%	11/15/2057	745	905,100
Metropolitan Transportation Authority (Green Bonds); Series 2017 C-2, Ref. RB (e)	0.00%	11/15/2040	3,750	2,090,550
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5	Invesco New York Tax Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Monroe County Industrial Development Corp. (Nazareth College of Rochester); Series 2011, RB (c)(d)	5.50%	10/01/2021	$ 370	$ 404,425
Monroe County Industrial Development Corp. (University of Rochester);
Series 2011 A, RB (c)(d)	5.00%	07/01/2021	875	940,441
Series 2015 A, Ref. RB	5.00%	07/01/2033	785	944,386
MTA Hudson Rail Yards Trust Obligations; Series 2016 A, RB (f)(g)	5.00%	11/15/2051	4,905	5,253,696
Nassau (County of), NY Industrial Development Agency (Amsterdam at Harborside);
Series 2014 A, RB	6.50%	01/01/2032	420	429,656
Series 2014 A, RB	6.70%	01/01/2049	180	180,545
Series 2014 C, RB (m)	2.00%	01/01/2049	65	10,556
Nassau County Local Economic Assistance Corp. (South Nassau Communities); Series 2012, Ref. RB	5.00%	07/01/2027	930	1,015,179
Nassau County Local Economic Assistance Corp. (Winthrop University Hospital Association); Series 2012, Ref. RB	5.00%	07/01/2037	750	810,067
Nassau County Tobacco Settlement Corp.;
Series 2006 A-3, RB	5.00%	06/01/2035	750	743,693
Series 2006 A-3, RB	5.13%	06/01/2046	615	614,982
New York & New Jersey (States of) Port Authority; Two Hundred Series 2017, Ref. RB (g)	5.25%	10/15/2057	3,115	3,807,309
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC);
Series 1997 6, RB (INS -NATL)(b)(i)	5.75%	12/01/2022	1,645	1,715,965
Series 2010, RB	6.00%	12/01/2042	860	909,459
New York (City of), NY;
Series 2013 D4, VRD GO Bonds (LOC - Td Bank N.A.)(k)(l)	1.25%	08/01/2040	1,400	1,400,000
Series 2014 I-2, VRD GO Bonds (k)	1.25%	03/01/2040	400	400,000
Series 2017 B-1, GO Bonds	5.00%	12/01/2041	1,000	1,210,320
Series 2018 E-1, GO Bonds	5.25%	03/01/2035	1,000	1,286,740
Series 2019 A, GO Bonds	5.00%	08/01/2045	880	1,111,414
Subseries 2015 F-5, VRD GO Bonds (k)	1.25%	06/01/2044	1,400	1,400,000
New York (City of), NY Industrial Development Agency (Queens Baseball Stadium); Series 2006, RB (INS- AMBAC)(b)	5.00%	01/01/2036	1,140	1,143,158
New York (City of), NY Municipal Water Finance Authority;
Series 2017 DD, RB (g)	5.25%	06/15/2047	2,250	2,791,643
Subseries 2012 A-1, VRD RB (k)	1.25%	06/15/2044	2,950	2,950,000
New York (City of), NY Transitional Finance Authority;
Series 2018 S-3, RB	5.00%	07/15/2043	885	1,101,409
Series 2018 S-3, RB	5.25%	07/15/2045	310	390,529
Subseries 2009 A-1, RB (g)	5.00%	05/01/2030	420	420,000
Subseries 2011 E, RB	5.00%	11/01/2024	660	703,105
Subseries 2014 D-4, VRD RB (k)	1.26%	02/01/2044	4,300	4,300,000
Subseries 2020 A-3, RB	4.00%	05/01/2044	1,000	1,154,700
New York (City of), NY Trust for Cultural Resources (American Museum of Natural History); Series 2014 A, Ref. RB	5.00%	07/01/2041	1,000	1,158,260
New York (City of), NY Trust for Cultural Resources (Carnegie Hall);
Series 2009 A, RB	5.00%	12/01/2039	850	858,236
Series 2019, Ref. RB	5.00%	12/01/2034	300	395,247
Series 2019, Ref. RB	5.00%	12/01/2036	700	916,244
New York (Counties of), NY Tobacco Trust V;
Series 2005 S-1, RB (e)	0.00%	06/01/2038	3,430	1,132,860
Series 2005 S-2, RB (e)	0.00%	06/01/2050	6,770	1,044,814
New York (State of) Dormitory Authority;
Series 2009 C, RB (c)(d)	5.00%	10/01/2019	1,385	1,389,210
Series 2009 C, RB (INS- AGC)(b)	5.00%	10/01/2024	115	115,327
Series 2016 A, Ref. RB	5.00%	10/01/2033	600	735,450
Series 2019 A, RB	5.00%	10/01/2034	820	1,027,919
New York (State of) Dormitory Authority (Catholic Health System Obligated Group); Series 2019 A, Ref. RB	4.00%	07/01/2045	750	838,320
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6	Invesco New York Tax Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Dormitory Authority (City of New York);
Series 2005 A, RB (INS -AMBAC)(b)	5.50%	05/15/2027	$ 710	$ 930,774
Series 2005 A, RB (INS -AMBAC)(b)	5.50%	05/15/2030	750	1,038,480
Series 2005 A, RB (INS -AMBAC)(b)	5.50%	05/15/2031	555	777,155
New York (State of) Dormitory Authority (Columbia University); Series 2011 A, RB	5.00%	10/01/2041	510	540,416
New York (State of) Dormitory Authority (Fashion Institute of Technology Student Housing Corp.); Series 2007, RB (INS- NATL)(b)	5.25%	07/01/2028	935	1,164,019
New York (State of) Dormitory Authority (Fordham University); Series 2011 A, RB (c)(d)	5.13%	07/01/2021	500	538,525
New York (State of) Dormitory Authority (General Purpose); Series 2018 A, Ref. RB	5.25%	03/15/2038	1,500	1,930,845
New York (State of) Dormitory Authority (Icahn School of Medicine at Mount Sinai); Series 2015, Ref. RB	5.00%	07/01/2045	1,165	1,351,959
New York (State of) Dormitory Authority (Marymount Manhattan College); Series 2009, RB	5.25%	07/01/2029	1,000	1,002,890
New York (State of) Dormitory Authority (Memorial Sloan-Kettering Cancer Center); Series 1998, RB (INS -NATL)(b)	5.50%	07/01/2023	1,250	1,413,450
New York (State of) Dormitory Authority (Mount Sinai Hospital Obligated Group); Series 2011 A, RB	5.00%	07/01/2031	875	930,405
New York (State of) Dormitory Authority (New York University Hospitals Center); Series 2011 A, RB (c)(d)	6.00%	07/01/2020	1,500	1,562,340
New York (State of) Dormitory Authority (New York University); Series 2001 1, RB (INS- BHAC)(b)	5.50%	07/01/2031	1,070	1,435,993
New York (State of) Dormitory Authority (Orange Regional Medical Center);
Series 2015, Ref. RB (h)	5.00%	12/01/2045	425	481,487
Series 2017, Ref. RB (h)	5.00%	12/01/2036	1,300	1,543,542
New York (State of) Dormitory Authority (Pace University);
Series 2013 A, RB (c)(d)	5.00%	05/01/2023	20	22,890
Series 2013 A, RB	5.00%	05/01/2029	980	1,078,715
New York (State of) Dormitory Authority (Pratt Institute);
Series 2015 A, Ref. RB	5.00%	07/01/2044	925	1,053,621
Series 2016, Ref. RB	5.00%	07/01/2039	500	593,370
New York (State of) Dormitory Authority (Rochester Institute of Technology); Series 2010, RB	5.00%	07/01/2040	1,250	1,288,162
New York (State of) Dormitory Authority (Rockefeller University); Series 2010 A, RB	5.00%	07/01/2041	775	798,638
New York (State of) Dormitory Authority (St. Johns University);
Series 2012, RB (c)(d)	5.00%	07/01/2022	5	5,562
Series 2012, RB	5.00%	07/01/2030	635	702,050
New York (State of) Dormitory Authority (St. John’s University); Series 2012, RB (c)(d)	5.00%	07/01/2022	580	646,004
New York (State of) Dormitory Authority (St. Joseph’s College); Series 2010, RB	5.25%	07/01/2035	500	507,725
New York (State of) Dormitory Authority (State University of New York); Series 2013 A, RB	5.00%	07/01/2029	1,185	1,350,758
New York (State of) Dormitory Authority (The New School);
Series 2010, RB (c)(d)	5.50%	07/01/2020	1,245	1,291,638
Series 2011, Ref. RB	5.00%	07/01/2031	750	800,318
New York (State of) Dormitory Authority (Touro College and University System);
Series 2014 A, RB	5.50%	01/01/2039	630	710,583
Series 2014 A, RB	5.50%	01/01/2044	700	784,826
New York (State of) Housing Finance Agency; Series 2009 B, VRD RB (LOC - Landesbank Hessen-thrgn)(k)(l)	1.27%	05/01/2042	1,000	1,000,000
New York (State of) Power Authority; Series 2011 A, RB	5.00%	11/15/2038	730	788,422
New York (State of) Thruway Authority; Series 2014 J, RB	5.00%	01/01/2034	1,620	1,858,594
New York City Water & Sewer System; Series 2019 AA, Ref. RB	4.00%	06/15/2040	1,500	1,761,615
New York Convention Center Development Corp. (Hotel Unit Fee Secured);
Series 2015, Ref. RB	5.00%	11/15/2040	1,500	1,792,320
Series 2016 B, RB (e)	0.00%	11/15/2044	3,270	1,618,454
New York Liberty Development Corp.; Series 2019, Ref. RB	2.80%	09/15/2069	1,215	1,264,353
New York Liberty Development Corp. (3 World Trade Center);
Series 2014, Class 1, Ref. RB (h)	5.00%	11/15/2044	1,505	1,671,739
Series 2014, Class 3, Ref. RB (h)	7.25%	11/15/2044	415	498,602
New York Liberty Development Corp. (4 World Trade Center); Series 2011, Ref. RB	5.00%	11/15/2031	875	949,515
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7	Invesco New York Tax Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York Liberty Development Corp. (7 World Trade Center); Series 2012, Class 2, Ref. RB	5.00%	09/15/2043	$ 1,410	$ 1,531,641
New York Liberty Development Corp. (Bank of America Tower at One Bryant Park); Series 2010, Ref. RB (c)(d)	6.37%	01/15/2020	1,215	1,239,178
New York Liberty Development Corp. (Goldman Sachs Headquarters); Series 2007, RB	5.50%	10/01/2037	855	1,240,904
New York State Environmental Facilities Corp. (Municipal Water Finance Authority); Series 2011 B, RB	5.00%	06/15/2031	1,430	1,528,856
New York State Environmental Facilities Corp. (Pooled Financing Program); Series 2005 B, RB (c)	5.50%	04/15/2035	615	907,888
New York Transportation Development Corp. (American Airlines, Inc.);
Series 2016, Ref. RB (i)	5.00%	08/01/2026	1,070	1,134,243
Series 2016, Ref. RB (i)	5.00%	08/01/2031	900	950,733
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminal C&D Redevelopment); Series 2018, RB (i)	5.00%	01/01/2036	2,045	2,470,728
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment); Series 2016 A, RB (f)(g)(i)	5.00%	07/01/2046	1,750	1,958,390
Niagara Area Development Corp. (Covanta); Series 2018 A, Ref. RB (h)(i)	4.75%	11/01/2042	790	841,050
Niagara Frontier Transportation Authority (Buffalo Niagara International Airport); Series 2014 A, Ref. RB (i)	5.00%	04/01/2029	725	824,629
Niagara Tobacco Asset Securitization Corp.; Series 2014, Ref. RB	5.25%	05/15/2040	275	295,664
North Syracuse Central School District; Series 2007, Ref. GO Bonds (INS -NATL)(b)	5.00%	06/15/2023	935	1,064,395
Onondaga Civic Development Corp. (Le Moyne College); Series 2010, RB	5.38%	07/01/2040	1,065	1,096,854
Rensselaer (County of), NY Industrial Development Agency (Franciscan Heights, L.P.); Series 2004 A, IDR (LOC - JP Morgan Chase Bank)(i)(l)	5.37%	12/01/2036	1,000	1,002,630
Rockland Tobacco Asset Securitization Corp.;
Series 2001, RB	5.75%	08/15/2043	720	737,870
Series 2005 A, RB (e)(h)	0.00%	08/15/2045	4,000	774,240
Series 2005 C, RB (e)(h)	0.00%	08/15/2060	25,000	1,156,750
Sales Tax Asset Receivable Corp.; Series 2014 A, Ref. RB (g)	5.00%	10/15/2031	2,765	3,277,935
Suffolk County Economic Development Corp. (Peconic Landing at Southold, Inc.); Series 2010, Ref. RB	6.00%	12/01/2040	465	486,274
Suffolk Economic Development Corp. (Catholic Health Services); Series 2014 C, RB	5.00%	07/01/2032	415	469,112
Syracuse (City of), NY; Series 2011 A, GO Bonds (i)	5.00%	11/01/2036	1,000	1,068,240
Syracuse (City of), NY Industrial Development Agency (Carousel Center); Series 2016 A, Ref. RB (i)	5.00%	01/01/2035	755	832,214
Tompkins (County of), NY Industrial Development Agency (Cornell University); Series 2008 A, RB	5.00%	07/01/2037	250	257,793
Tompkins County Development Corp. (Tompkins Cortland Community College Foundation, Inc.); Series 2013 A, RB	5.00%	07/01/2032	1,250	766,263
Triborough Bridge & Tunnel Authority; Series 2013 C, RB (g)	5.00%	11/15/2038	2,790	3,147,064
Triborough Bridge & Tunnel Authority (MTA Bridges and Tunnels); Series 2018 D, RB (67% of SOFR + 0.50%)(d)(j)	1.95%	10/01/2020	1,150	1,153,519
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute); Series 2010 A, RB	5.00%	09/01/2030	1,250	1,295,037
TSASC, Inc.;
Series 2016 B, Ref. RB	5.00%	06/01/2048	930	922,467
Series 2017 A, Ref. RB	5.00%	06/01/2036	1,345	1,588,889
Westchester (County of), NY Industrial Development Agency (Million Air Two LLC General Aviation Facilities); Series 2017 A, RB (h)(i)	7.00%	06/01/2046	470	535,786
Westchester Local Development Corp. (Westchester Medical Center Obligated Group); Series 2016, Ref. RB	5.00%	11/01/2046	1,000	1,137,630
Westchester Tobacco Asset Securitization Corp.; Series 2016 C, Ref. RB	5.13%	06/01/2051	1,295	1,364,632
Yonkers Economic Development Corp. (Charter School of Educational Excellence); Series 2010 A, RB	6.25%	10/15/2040	1,000	1,033,180
				178,391,015
Guam–3.05%
Guam (Territory of);
Series 2011 A, RB	5.25%	01/01/2036	550	583,500
Series 2015 D, Ref. RB	5.00%	11/15/2039	750	840,285
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8	Invesco New York Tax Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Guam–(continued)
Guam (Territory of) (Section 30);
Series 2009 A, RB (c)(d)	5.62%	12/01/2019	$ 135	$ 136,507
Series 2009 A, RB (c)(d)	5.75%	12/01/2019	1,250	1,264,337
Guam (Territory of) Power Authority;
Series 2010 A, RB (c)(d)	5.50%	10/01/2020	450	471,195
Series 2012 A, Ref. RB	5.00%	10/01/2034	610	656,824
Guam (Territory of) Waterworks Authority;
Series 2010, RB (c)(d)	5.63%	07/01/2020	740	767,854
Series 2014 A, Ref. RB	5.00%	07/01/2029	325	367,009
				5,087,511
Virgin Islands–0.92%
Virgin Islands (Government of) Port Authority; Series 2014 A, Ref. RB (i)	5.00%	09/01/2029	665	667,919
Virgin Islands (Government of) Public Finance Authority; Series 2015, RB (h)	5.00%	09/01/2030	770	867,367
				1,535,286
Puerto Rico–0.36%
Children’s Trust Fund; Series 2002, RB	5.37%	05/15/2033	270	273,964
Puerto Rico Sales Tax Financing Corp.; Series 2018 A-1, RB (e)	0.00%	07/01/2027	420	332,342
				606,306
TOTAL INVESTMENTS IN SECURITIES(n)–111.14% (Cost $172,530,025)				185,620,118
FLOATING RATE NOTE OBLIGATIONS–(10.41)%
Notes with interest and fee rates ranging from 1.90% to 1.94% at 08/31/2019 and contractual maturities of collateral ranging from 05/01/2030 to 10/15/2057 (See Note 1K)(o)				(17,390,000)
OTHER ASSETS LESS LIABILITIES–(0.73)%				(1,210,423)
NET ASSETS–100.00%				$ 167,019,695
Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BHAC	– Berkshire Hathaway Assurance Corp.
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
RB	– Revenue Bonds
Ref.	– Refunding
SOFR	– Secured Overnight Financing Rate
USD	– U.S. Dollar
VRD	– Variable Rate Demand
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9	Invesco New York Tax Free Income Fund

Notes to Schedule of Investments:
(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Fund’s use of leverage.
(b)	Principal and/or interest payments are secured by the bond insurance company listed.
(c)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(e)	Zero coupon bond issued at a discount.
(f)	Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $7,635,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.
(g)	Underlying security related to TOB Trusts entered into by the Fund. See Note 1K.
(h)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2019 was $10,962,012, which represented 6.56% of the Fund’s Net Assets.
(i)	Security subject to the alternative minimum tax.
(j)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2019.
(k)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2019.
(l)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(m)	Defaulted security. Currently, the issuer is partially or fully in default with respect to principal and/or interest payments. The value of this security at August 31, 2019 represented less than 1%% of the Fund’s Net Assets.
(n)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.
(o)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at August 31, 2019. At August 31, 2019, the Fund’s investments with a value of $29,326,384 are held by TOB Trusts and serve as collateral for the $17,390,000 in the floating rate note obligations outstanding at that date.
Portfolio Composition
By credit sector, based on total investments
As of August 31, 2019
Revenue Bonds	85.7%
Pre-Refunded Bonds	9.5
General Obligation Bonds	4.8
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10	Invesco New York Tax Free Income Fund

Statement of Assets and Liabilities
August 31, 2019
(Unaudited)
Assets:
Investments in securities, at value (Cost $172,530,025)	$ 185,620,118
Cash	25,517
Receivable for:
Fund shares sold	81,275
Interest	1,633,554
Investment for trustee deferred compensation and retirement plans	44,066
Other assets	14,643
Total assets	187,419,173
Liabilities:
Floating rate note obligations	17,390,000
Payable for:
Investments purchased	2,505,086
Dividends	32,506
Fund shares reacquired	195,410
Accrued fees to affiliates	71,777
Accrued trustees’ and officers’ fees and benefits	2,658
Accrued other operating expenses	108,645
Trustee deferred compensation and retirement plans	93,396
Total liabilities	20,399,478
Net assets applicable to shares outstanding	$ 167,019,695
Net assets consist of:
Shares of beneficial interest	$161,789,589
Distributable earnings	5,230,106
$ 167,019,695
Net Assets:
Class A	$130,574,979
Class C	$ 16,360,151
Class Y	$ 18,021,891
Class R6	$ 2,062,674
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	8,258,028
Class C	1,036,689
Class Y	1,140,983
Class R6	130,639
Class A:
Net asset value per share	$ 15.81
Maximum offering price per share (Net asset value of $15.81 ÷ 95.75%)	$ 16.51
Class C:
Net asset value and offering price per share	$ 15.78
Class Y:
Net asset value and offering price per share	$ 15.80
Class R6:
Net asset value and offering price per share	$ 15.79

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11	Invesco New York Tax Free Income Fund

Statement of Operations
For the six months ended August 31, 2019
(Unaudited)
Investment income:
Interest	$3,494,301
Expenses:
Advisory fees	363,979
Administrative services fees	10,852
Custodian fees	559
Distribution fees:
Class A	148,980
Class C	79,978
Interest, facilities and maintenance fees	208,813
Transfer agent fees — A, C and Y	62,886
Transfer agent fees — R6	304
Trustees’ and officers’ fees and benefits	11,851
Registration and filing fees	25,935
Reports to shareholders	9,559
Professional services fees	33,607
Other	5,575
Total expenses	962,878
Less: Expense offset arrangement(s)	(108)
Net expenses	962,770
Net investment income	2,531,531
Realized and unrealized gain from:
Net realized gain from Investment securities	69,259
Change in net unrealized appreciation of Investment securities	6,571,951
Net realized and unrealized gain	6,641,210
Net increase in net assets resulting from operations	$9,172,741
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
12	Invesco New York Tax Free Income Fund

Statement of Changes in Net Assets
For the six months ended August 31, 2019 and the year ended February 28, 2019
(Unaudited)
	August 31, 2019	February 28, 2019
Operations:
Net investment income	$ 2,531,531	$ 5,467,278
Net realized gain (loss)	69,259	(589,504)
Change in net unrealized appreciation (depreciation)	6,571,951	(1,148,927)
Net increase in net assets resulting from operations	9,172,741	3,728,847
Distributions to shareholders from distributable earnings:
Class A	(2,067,167)	(3,979,497)
Class C	(219,094)	(640,076)
Class Y	(334,209)	(779,022)
Class R6	(32,228)	(67,660)
Total distributions from distributable earnings	(2,652,698)	(5,466,255)
Share transactions–net:
Class A	9,212,312	(409,875)
Class C	(8,003)	(8,898,379)
Class Y	(445,194)	(3,899,868)
Class R6	531,839	(393,880)
Net increase (decrease) in net assets resulting from share transactions	9,290,954	(13,602,002)
Net increase (decrease) in net assets	15,810,997	(15,339,410)
Net assets:
Beginning of period	151,208,698	166,548,108
End of period	$ 167,019,695	$151,208,698
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
13	Invesco New York Tax Free Income Fund

Statement of Cash Flows
For the six months ended August 31, 2019
(Unaudited)
Cash provided by operating activities:
Net increase in net assets resulting from operations	$ 9,172,741
Adjustments to reconcile the change in net assets from operations to net cash provided by operating activities:
Purchases of investments	(12,445,474)
Proceeds from sales of investments	15,064,811
Purchases of short-term investments, net	(10,457,218)
Amortization of premium on investment securities	473,446
Accretion of discount on investment securities	(249,211)
Decrease in receivables and other assets	105,052
Increase in accrued expenses and other payables	43,665
Net realized gain from investment securities	(69,259)
Net change in unrealized appreciation on investment securities	(6,571,951)
Net cash provided by operating activities	(4,933,398)
Cash provided by (used in) financing activities:
Dividends paid to shareholders from distributable earnings	(1,105,961)
Decrease in payable for amount due custodian	(748,202)
Proceeds from shares of beneficial interest sold	20,851,409
Repayments of TOB Trusts	(980,000)
Disbursements from shares of beneficial interest reacquired	(13,058,331)
Net cash provided by (used in) financing activities	4,958,915
Net increase in cash and cash equivalents	25,517
Cash and cash equivalents at beginning of period	—
Cash and cash equivalents at end of period	$ 25,517
Non-cash financing activities:
Value of shares of beneficial interest issued in reinvestment of dividends paid to shareholders	$ 1,679,588
Supplemental disclosure of cash flow information:
Cash paid during the period for interest, facilities and maintenance fees	$ 208,813
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
14	Invesco New York Tax Free Income Fund

Financial Highlights
August 31, 2019
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Six months ended 08/31/19	$ 15.16	$0.26	$ 0.66	$ 0.92	$(0.27)	$15.81	6.11%	$130,575	1.20% (d)	1.20% (d)	0.93% (d)	3.31% (d)	9%
Year ended 02/28/19	15.32	0.54	(0.16)	0.38	(0.54)	15.16	2.52	116,333	1.21	1.21	0.99	3.54	6
Year ended 02/28/18	15.42	0.54	(0.12)	0.42	(0.52)	15.32	2.71	117,918	1.36	1.36	0.98	3.46	14
Year ended 02/28/17	16.00	0.52	(0.58)	(0.06)	(0.52)	15.42	(0.44)	124,150	1.09	1.09	0.95	3.24	25
Year ended 02/29/16	16.01	0.58	0.00	0.58	(0.59)	16.00	3.73	132,678	1.00	1.00	0.95	3.67	7
Year ended 02/28/15	15.30	0.62	0.70	1.32	(0.61)	16.01	8.74	120,392	1.03	1.03	0.95	3.91	13
Class C
Six months ended 08/31/19	15.13	0.20	0.66	0.86	(0.21)	15.78	5.74	16,360	1.95 (d)	1.95 (d)	1.68 (d)	2.56 (d)	9
Year ended 02/28/19	15.30	0.43	(0.17)	0.26	(0.43)	15.13	1.72 (e)	15,703	1.95 (e)	1.95 (e)	1.73 (e)	2.80 (e)	6
Year ended 02/28/18	15.40	0.42	(0.11)	0.31	(0.41)	15.30	2.00	24,888	2.11	2.11	1.73	2.71	14
Year ended 02/28/17	15.99	0.40	(0.59)	(0.19)	(0.40)	15.40	(1.26)	27,856	1.84	1.84	1.70	2.49	25
Year ended 02/29/16	15.99	0.46	0.01	0.47	(0.47)	15.99	3.02	25,833	1.75	1.75	1.70	2.92	7
Year ended 02/28/15	15.28	0.50	0.70	1.20	(0.49)	15.99	7.94	20,414	1.78	1.78	1.70	3.16	13
Class Y
Six months ended 08/31/19	15.15	0.28	0.66	0.94	(0.29)	15.80	6.25	18,022	0.95 (d)	0.95 (d)	0.68 (d)	3.56 (d)	9
Year ended 02/28/19	15.31	0.58	(0.16)	0.42	(0.58)	15.15	2.78	17,714	0.96	0.96	0.74	3.79	6
Year ended 02/28/18	15.40	0.58	(0.11)	0.47	(0.56)	15.31	3.03	21,868	1.11	1.11	0.73	3.71	14
Year ended 02/28/17	15.99	0.56	(0.59)	(0.03)	(0.56)	15.40	(0.26)	17,946	0.84	0.84	0.70	3.49	25
Year ended 02/29/16	16.00	0.62	0.00	0.62	(0.63)	15.99	3.99	11,125	0.75	0.75	0.70	3.92	7
Year ended 02/28/15	15.28	0.66	0.71	1.37	(0.65)	16.00	9.08	7,621	0.78	0.78	0.70	4.16	13
Class R6
Six months ended 08/31/19	15.14	0.28	0.66	0.94	(0.29)	15.79	6.27	2,063	0.90 (d)	0.90 (d)	0.63 (d)	3.61 (d)	9
Year ended 02/28/19	15.30	0.59	(0.17)	0.42	(0.58)	15.14	2.83	1,459	0.88	0.88	0.66	3.87	6
Year ended 02/28/18(f)	15.43	0.52	(0.14)	0.38	(0.51)	15.30	2.47	1,875	1.06 (g)	1.06 (g)	0.68 (g)	3.76 (g)	14

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $118,536, $15,897, $17,901 and $1,709 for Class A, Class C, Class Y and Class R6 shares, respectively.
(e)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.99% for the year ended February 28, 2019.
(f)	Commencement date of April 04, 2017.
(g)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
15	Invesco New York Tax Free Income Fund

Notes to Financial Statements
August 31, 2019
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco New York Tax Free Income Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to provide investors with a high level of current income exempt from federal, New York State and New York City income taxes, consistent with preservation of capital.
The Fund currently consists of four different classes of shares: Class A, Class C, Class Y and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class Y and Class R6 shares are sold at net asset value. Class C shares held for ten years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the tenth anniversary after a purchase of Class C shares.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among
16	Invesco New York Tax Free Income Fund

the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Cash and Cash Equivalents – For the purposes of the Statement of Cash Flows, the Fund defines Cash and Cash Equivalents as cash (including foreign currency), money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.
F.	Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
G.	Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
H.	Interest, Facilities and Maintenance Fees – Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees and other expenses associated with lines of credit and interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any.
I.	Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
J.	Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
K.	Floating Rate Note Obligations – The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.
The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a
17	Invesco New York Tax Free Income Fund

TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.
The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Fund’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.
Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Fund wherein the Fund, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Fund’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Fund, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Fund would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.
Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”). The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Fund has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Fund’s ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.
There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Fund in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Fund, and may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.
TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.
L.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.
There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the "Adviser" or "Invesco"). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $500 million	0.47%
Over $500 million	0.445%
For the six months ended August 31, 2019, the effective advisory fees incurred by the Fund was 0.47%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has contractually agreed, through at least June 30, 2020, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y and Class R6 shares to 1.50%, 2.25%, 1.25% and 1.25%, respectively, of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2020. During its term, the fee waiver agreement cannot be terminated or amended to increase the
18	Invesco New York Tax Free Income Fund

expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2019, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Also, Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as custodian and fund accountant and provides certain administrative services to the Fund.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2019, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A shares and Class C shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets and up to 1.00% of Class C average daily net assets. The fees are accrued daily and paid monthly.
With respect to Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses.
For the six months ended August 31, 2019, expenses incurred under these agreements are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2019, IDI advised the Fund that IDI retained $7,206 in front-end sales commissions from the sale of Class A shares and $1,603 and $4 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of August 31, 2019, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 4—Security Transactions with Affiliated Funds
The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended August 31, 2019, the Fund engaged in securities purchases of $3,652,760 and securities sales of $6,554,756, which did not result in any net realized gains (losses).
NOTE 5—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended August 31, 2019, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $108.
19	Invesco New York Tax Free Income Fund

NOTE 6—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 7—Cash Balances and Borrowings
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.
Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended August 31, 2019 were $17,761,429 and 2.34%, respectively.
NOTE 8—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of February 28, 2019, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$4,533,856	$3,449,546	$7,983,402

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 9—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2019 was $14,910,548 and $14,040,086, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$13,704,817
Aggregate unrealized (depreciation) of investments	(715,548)
Net unrealized appreciation of investments	$12,989,269
Cost of investments for tax purposes is $172,630,849.
20	Invesco New York Tax Free Income Fund

NOTE 10—Share Information
	Summary of Share Activity
	Six months ended August 31, 2019(a)		Year ended February 28, 2019
	Shares	Amount	Shares	Amount
Sold:
Class A	1,098,564	$17,124,889	1,267,360	$ 19,170,828
Class C	78,299	1,211,246	129,036	1,951,016
Class Y	126,899	1,957,231	473,850	7,187,607
Class R6	35,412	549,603	27,499	415,993
Issued as reinvestment of dividends:
Class A	84,177	1,308,142	183,341	2,783,424
Class C	10,113	156,840	30,033	455,232
Class Y	12,088	187,621	30,552	463,517
Class R6	1,738	26,985	3,883	58,915
Automatic conversion of Class C shares to Class A shares:
Class A	26,221	406,310	-	-
Class C	(26,272)	(406,310)	-	-
Reacquired:
Class A	(623,344)	(9,627,029)	(1,474,610)	(22,364,127)
Class C	(63,035)	(969,779)	(748,552)	(11,304,627)
Class Y	(167,599)	(2,590,046)	(763,581)	(11,550,992)
Class R6	(2,877)	(44,749)	(57,590)	(868,788)
Net increase (decrease) in share activity	590,384	$ 9,290,954	(898,779)	$ (13,602,002)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 64% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
21	Invesco New York Tax Free Income Fund

Calculating your ongoing Fund expenses
Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2019 through August 31, 2019.
Actual expenses
The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value (03/01/19)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (08/31/19)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/19)	Expenses Paid During Period[2]
Class A	$1,000.00	$ 1,061.10	$ 6.22	$ 1,019.10	$6.09	1.20%
Class C	1,000.00	1,057.40	10.08	1,015.33	9.88	1.95
Class Y	1,000.00	1,062.50	4.93	1,020.36	4.82	0.95
Class R6	1,000.00	1,062.70	4.67	1,020.61	4.57	0.90

[1]	The actual ending account value is based on the actual total return of the Fund for the period March 1, 2019 through August 31, 2019, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/366 to reflect the most recent fiscal half year.
22	Invesco New York Tax Free Income Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 10, 2019, the Board of Trustees (the Board or the Trustees) of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco New York Tax Free Income Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2019. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). As part of a regularly scheduled basis of in-person Board meetings, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board took into account evaluations and reports that it received from the Investments Committee and Sub-Committees, as well as the information provided to such committees and the Board throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. This information is current as of June 10, 2019.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process oversight and structure, credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board also reviewed and considered the benefits to shareholders of investing in a fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business. The Board reviewed and considered information about the resources that Invesco Advisers intends to continue to commit to managing the Invesco family of funds following Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2018 to the performance of funds in the Broadridge performance universe and against the Lipper New York Municipal Debt Funds Index. The Board noted that performance of Class A shares of the Fund was in the fourth quintile of its performance universe for the one and three year periods and the second quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for one, three and five year periods. The Board noted that the Fund’s exposure to certain types of bonds and exposure to certain sectors negatively impacted Fund performance. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

23                         Invesco  New York Tax Free Income Fund

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Class A shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s total expense ratio was in the fifth quintile of its expense group and discussed with management reasons for such relative total expenses.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund. The Board considered Invesco’s reinvestment in its business, including investments in business infrastructure and cybersecurity. The Board also considered that the Fund may benefit from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board considered the methodology used for calculating profitability and noted the periodic review of such methodology by an independent consultant. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, extent and quality of the services provided. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the costs to the Fund of such investments. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to certain investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

24                         Invesco  New York Tax Free Income Fund

Go paperless with eDelivery
Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.
With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:
•	Fund reports and prospectuses
•	Quarterly statements
•	Daily confirmations
•	Tax forms

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.
Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
SEC file numbers: 811-07890 and 033-66242	Invesco Distributors, Inc.	VK-NYTFI-SAR-1

Semiannual Report to Shareholders	August 31, 2019
Invesco Tax-Exempt Cash Fund
Nasdaq:
A: ACSXX ■ Investor: TEIXX ■ R6: TSSXX

2	Fund Information
3	Letters to Shareholders
4	Schedule of Investments
8	Financial Statements
11	Financial Highlights
12	Notes to Financial Statements
16	Fund Expenses
17	Approval of Investment Advisory and Sub-Advisory Contracts
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 959-4246 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.
For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED    |    MAY LOSE VALUE    |    NO BANK GUARANTEE

Fund Information
You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
The Fund is subject to certain other risks. Please see the current prospectus for more information regarding the risks associated with an investment in the Fund.
Team managed by Invesco Advisers, Inc.
2	Invesco Tax-Exempt Cash Fund

Letters to Shareholders
Bruce Crockett
Dear Fellow Shareholders:
As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.
We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.
As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.
Sincerely,
Bruce L. Crockett
Independent Chair
Invesco Funds Board of Trustees

Andrew Schlossberg
Dear Shareholders:
This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.
Invesco’ s efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including performance, holdings and portfolio manager commentaries. You can access information about your account by completing a simple, secure online registration. To do so, select “Log In” on the right side of the homepage, and then select “Register for Individual Account Access.”
In addition to the resources accessible on our website, you can obtain timely updates to help you stay informed by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you with information you want, when and where you want it.
For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246.
All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.
Sincerely,
Andrew Schlossberg
Head of the Americas,
Senior Managing Director, Invesco Ltd.
3	Invesco Tax-Exempt Cash Fund

Schedule of Investments
August 31, 2019
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-99.41%
Alabama-3.07%
Mobile (County of), AL Industrial Development Authority (SSAB Alabama, Inc.); Series 2010 A, VRD RB (LOC-Swedbank AB)(a)(b)(c)	1.46%	07/01/2040	$1,020	$ 1,020,000
Arizona-1.93%
Casa Grande (City of), AZ Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD RB (CEP-FNMA)(b)	1.28%	06/15/2031	640	640,000
Arkansas-1.81%
Maumelle (City of), AR (Kimberly-Clark Corp.); Series 2015, VRD IDR(b)(d)	2.08%	08/01/2045	600	600,000
Delaware-1.20%
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC-PNC Bank, N.A.)(b)(c)	1.29%	05/01/2036	400	400,000
District of Columbia-2.95%
Metropolitan Washington Airports Authority; Subseries 2010 C-2, Ref. VRD RB (LOC-Sumitomo Mitsui Banking Corp.)(b)(c)	1.25%	10/01/2039	980	980,000
Florida-4.58%
Palm Beach (County of), FL (Henry Morrison Flagler Museum); Series 2003, VRD RB (LOC-Northern Trust Co. (The))(b)(c)	1.35%	11/01/2036	545	545,000
Pinellas (County of), FL Health Facilities Authority (Baycare Health System); Series 2009 A-2, VRD RB (LOC-Northern Trust Co. (The))(b)(c)	1.28%	11/01/2038	695	695,000
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital); Series 2008 B, Ref. VRD RB (LOC-Wells Fargo Bank, N.A.)(b)(c)	1.25%	07/01/2037	280	280,000
				1,520,000
Georgia-6.28%
Atlanta (City of), GA Georgia Development Authority (Perkins + Will, Inc.); Series 2010, VRD RB (LOC-BMO Harris Bank N.A.)(b)(c)	1.29%	11/01/2030	570	570,000
Atlanta (City of), GA Housing Authority (Villages of East Lake Phase II); Series 1999, VRD RB (LOC-Bank of America, N.A.)(b)(c)(d)(e)	1.35%	01/01/2029	115	115,000
Georgia (State of) Private College and University Authority; Series 2019, Commercial Paper Notes	1.55%	09/05/2019	600	600,000
Georgia (State of) Private Colleges & Universities Authority (Emory University); Series 2005 B-2, VRD RB(b)	1.28%	09/01/2035	600	600,000
Monroe (County of), GA Development Authority (Oglethorpe Power Corp. Scherer); Series 2010 A, Ref. VRD PCR (LOC-Bank of Montreal)(b)(c)	1.30%	01/01/2036	200	200,000
				2,085,000
Illinois-3.30%
Illinois (State of) Finance Authority (Northwestern University); Subseries 2008 B, VRD RB(b)	1.26%	12/01/2046	820	820,000
Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC-U.S. Bank N.A.)(b)(c)	1.29%	10/01/2033	275	275,000
				1,095,000
Indiana-3.74%
Indiana (State of) Finance Authority (Ispat Inland, Inc.); Series 2005, Ref. VRD RB (LOC-Rabobank Nederland)(a)(b)(c)	1.31%	06/01/2035	525	525,000
Knox (City of), IN (J.W. Hicks, Inc.); Series 2005 A, VRD RB (LOC-BMO Harris Bank N.A.)(b)(c)(e)	1.33%	03/01/2022	165	165,000
Purdue University; Series 2011 A, VRD COP(b)	1.22%	07/01/2035	554	553,500
				1,243,500
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4	Invesco Tax-Exempt Cash Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Louisiana-4.86%
Calcasieu (Parish of), LA Public Trust Authority (WPT Corp.); Series 1997, VRD RB (LOC-Bank of America, N.A.)(b)(c)(e)	1.35%	12/01/2027	$1,000	$ 1,000,000
Louisiana (State of) Public Facilities Authority (CHRISTUS Health); Series 2009 B-3, Ref. VRD RB (LOC-Bank of New York Mellon (The))(b)(c)	1.25%	07/01/2047	615	615,000
				1,615,000
Maryland-3.12%
Maryland (State of) Health & Higher Educational Facilities Authority (Johns Hopkins Hospital); Series 2019 B, Commercial Paper Notes	1.31%	10/02/2019	500	500,000
Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985 B, VRD RB (LOC-TD Bank, N.A.)(b)(c)	1.25%	04/01/2035	185	185,000
Montgomery (County of), MD; Series 2009 B, Commercial Paper BAN	1.36%	10/10/2019	350	350,000
				1,035,000
Massachusetts-4.31%
Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD RB (LOC-TD Bank, N.A.)(b)(c)	2.16%	03/01/2039	1,030	1,030,000
Massachusetts (State of) Transportation Trust Fund; Series 2010 A-1, VRD RB (LOC-Citibank, N.A.)(b)(c)	1.25%	01/01/2037	400	400,000
				1,430,000
Michigan-1.55%
Oakland University Board of Trustees; Series 2008, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.)(b)(c)	1.28%	03/01/2031	515	515,000
Minnesota-6.70%
Minnesota (State of) Higher Education Facilities Authority (Concordia University, St. Paul); Series 2007 Six-Q, VRD RB (LOC-U.S. Bank N.A.)(b)(c)	1.31%	04/01/2037	425	425,000
Minnetonka (City of), MN (Minnetonka Hills Apartments); Series 2001, Ref. VRD RB (CEP-FNMA)(b)	1.37%	11/15/2031	670	670,000
Oak Park Heights (City of), MN (Boutwells Landing); Series 2005, Ref. VRD RB (CEP-FHLMC)(b)	1.28%	11/01/2035	830	830,000
St. Paul (City of), MN Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD RB (CEP -FHLMC)(b)	1.28%	10/01/2033	300	300,000
				2,225,000
Mississippi-3.60%
Mississippi Business Finance Corp. (Chevron U.S.A., Inc.); Series 2010 C, VRD IDR(b)	1.29%	12/01/2030	1,195	1,195,000
Missouri-2.38%
Bridgeton (City of), MO IDA (Stolze Printing); Series 2010, VRD RB (LOC-FHLB of Chicago)(b)(c)	1.28%	11/01/2037	790	790,000
New York-6.73%
New York (City of), NY; Subseries 2010 G-4, VRD GO Bonds (CEP-Barclays Bank PLC)(b)	1.28%	03/01/2039	575	575,000
New York (City of), NY Municipal Water Finance Authority; Subseries 2012 A-1, VRD RB(b)	1.25%	06/15/2044	70	70,000
New York (State of) Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.); Subseries 2005 A-2, VRD RB (LOC-Mizuho Bank, Ltd.)(a)(b)(c)	1.27%	05/01/2039	500	500,000
New York (State of) Housing Finance Agency (572 11th Ave. Housing); Series 2017 A, VRD RB (LOC-Bank of China Ltd.)(a)(b)(c)	2.21%	11/01/2049	500	500,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing);
Series 2016 B-1, VRD RB (LOC-Bank of China Ltd.)(a)(b)(c)	2.21%	11/01/2049	360	360,000
Series 2014 B, VRD RB (LOC-Bank of China Ltd.)(a)(b)(c)	2.23%	11/01/2049	230	230,000
				2,235,000
North Carolina-1.37%
North Carolina (State of) Educational Facilities Finance Agency (Duke University); Series 1991 B, VRD RB(b)	1.20%	12/01/2021	455	455,000
Ohio-5.31%
Franklin (County of), OH (OhioHealth Corp.); Series 2009 A, Ref. VRD RB(b)	1.28%	11/15/2041	1,240	1,240,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5	Invesco Tax-Exempt Cash Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio-(continued)
Lorain (County of), OH Port Authority (St. Ignatius High School); Series 2008, VRD RB (LOC-U.S. Bank N.A.)(b)(c)	1.28%	08/02/2038	$ 525	$ 525,000
				1,765,000
Oregon-1.26%
Portland (Port of), OR (Portland International Airport); Subseries 2008 18-A, Ref. VRD RB (LOC-Industrial & Commercial Bank of China Ltd.)(b)(c)(e)	1.35%	07/01/2026	420	420,000
Pennsylvania-2.54%
Derry (Township of), PA Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD RB (LOC-PNC Bank, N.A.)(b)(c)	2.20%	11/01/2030	190	190,000
Fayette (County of), PA Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC -PNC Bank, N.A.)(b)(c)	1.28%	06/01/2037	90	90,000
Lebanon (County of), PA Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC-PNC Bank, N.A.)(b)(c)	1.28%	10/15/2025	225	225,000
Westmoreland (County of), PA Industrial Development Authority (Excela Health); Series 2005 A, VRD RB (LOC-PNC Bank, N.A.)(b)(c)	1.28%	07/01/2027	340	340,000
				845,000
Tennessee-0.81%
Clarksville (City of), TN Public Building Authority; Series 1994, VRD RB (LOC-Bank of America, N.A.)(b)(c)(d)	1.32%	06/01/2024	270	270,000
Texas-9.92%
Harris (County of), TX Hospital District; Series 2010, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.)(b)(c)	1.31%	02/15/2042	100	100,000
Houston (City of), TX; Series 2019 E-2, GO Commercial Paper Notes	1.32%	09/11/2019	200	200,000
San Gabriel Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(b)(c)	1.32%	04/01/2026	303	303,000
Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD RB (CEP-FHLMC)(b)	1.28%	05/01/2042	510	510,000
Texas (State of) Veterans Land Board; Series 2011C, VRD GO Bonds(b)	1.29%	06/01/2042	1,350	1,350,000
University of Texas System Board of Regents; Series 2008 B, VRD RB(b)	1.20%	08/01/2025	830	830,000
				3,293,000
Utah-0.78%
Murray (City of), UT (IHC Health Services, Inc.); Series 2003 B, VRD RB(b)	1.25%	05/15/2036	160	160,000
Utah (County of), UT (IHC Health Services, Inc.); Series 2002 B, VRD RB(b)	1.26%	05/15/2035	100	100,000
				260,000
Virginia-4.97%
Norfolk (City of), VA; Series 2007, VRD GO Bonds(b)	1.25%	08/01/2037	900	900,000
University of Virginia System Board of Regents;
Series 2019 A, Commercial Paper	1.32%	09/04/2019	550	550,000
Series 2019 A, Commercial Paper Notes	1.32%	09/10/2019	200	200,000
				1,650,000
Washington-2.75%
Washington (State of) Housing Finance Commission (Redmond Ridge Apartments); Series 2017, VRD RB (LOC-FHLB of San Francisco)(b)(c)	1.30%	11/01/2047	915	915,000
West Virginia-2.92%
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hosp, Inc.); Series 2008 B, Ref. VRD RB (LOC-Branch Banking & Trust Co.)(b)(c)	1.30%	01/01/2034	970	970,000
Wisconsin-4.67%
Appleton (City of), WI Wisconsin (Great Northern Corp.); Series 2002 A, VRD IDR (LOC-Wells Fargo Bank, N.A.)(b)(c)(e)	1.45%	09/01/2019	1,100	1,100,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6	Invesco Tax-Exempt Cash Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin-(continued)
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital); Series 2004, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(b)(c)	1.28%	08/15/2034	$ 450	$ 450,000
				1,550,000
TOTAL INVESTMENTS IN SECURITIES(f)(g)-99.41% (Cost $33,016,500)				33,016,500
OTHER ASSETS LESS LIABILITIES-0.59%				194,602
NET ASSETS-100.00%				$33,211,102
Investment Abbreviations:
BAN	- Bond Anticipation Notes
CEP	- Credit Enhancement Provider
COP	- Certificates of Participation
FHLB	- Federal Home Loan Bank
FHLMC	- Federal Home Loan Mortgage Corp.
FNMA	- Federal National Mortgage Association
GO	- General Obligation
IDR	- Industrial Development Revenue Bonds
LOC	- Letter of Credit
PCR	- Pollution Control Revenue Bonds
RB	- Revenue Bonds
Ref.	- Refunding
VRD	- Variable Rate Demand
Notes to Schedule of Investments:
(a)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Countries less than 5% each: 9.4%.
(b)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2019.
(c)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2019 was $985,000, which represented 2.97% of the Fund’s Net Assets.
(e)	Security subject to the alternative minimum tax.
(f)	Also represents cost for federal income tax purposes.
(g)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Federal Home Loan Bank	5.2%
Federal Home Loan Mortgage Corporation	5.0
Portfolio Composition by Maturity*
In days, as of 08/31/2019
1-7	6.8%
8-30	1.2
31-60	2.5
61-90	0.0
91-180	0.0
181+	89.5

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7	Invesco Tax-Exempt Cash Fund

Statement of Assets and Liabilities
August 31, 2019
(Unaudited)
Assets:
Investments in securities, at value and cost	$ 33,016,500
Cash	10,491
Receivable for:
Investments sold	155,000
Fund shares sold	94,813
Interest	46,956
Investment for trustee deferred compensation and retirement plans	37,622
Other assets	30,445
Total assets	33,391,827
Liabilities:
Payable for:
Fund shares reacquired	48,279
Dividends	103
Accrued fees to affiliates	11,886
Accrued trustees’ and officers’ fees and benefits	2,499
Accrued operating expenses	76,974
Trustee deferred compensation and retirement plans	40,984
Total liabilities	180,725
Net assets applicable to shares outstanding	$33,211,102
Net assets consist of:
Shares of beneficial interest	$33,203,259
Distributable earnings	7,843
$33,211,102
Net Assets:
Class A	$20,412,996
Class Y	$ 7,776,101
Investor Class	$ 5,012,003
Class R6	$ 10,002
Shares outstanding, no par value, unlimited number of shares authorized:
Class A	20,409,086
Class Y	7,774,858
Investor Class	5,011,153
Class R6	10,000
Net asset value and offering price per share for each class	$ 1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8	Invesco Tax-Exempt Cash Fund

Statement of Operations
For the six months ended August 31, 2019
(Unaudited)
Investment income:
Interest	$302,798
Expenses:
Advisory fees	36,290
Administrative services fees	7,956
Custodian fees	1,833
Distribution fees - Class A	11,575
Transfer agent fees - A, Y and Investor	20,373
Transfer agent fees - R6	5
Trustees’ and officers’ fees and benefits	11,267
Registration and filing fees	30,088
Reports to shareholders	10,980
Professional services fees	13,688
Other	1,083
Total expenses	145,138
Less: Expense offset arrangement(s)	(263)
Net expenses	144,875
Net investment income	157,923
Net increase in net assets resulting from operations	$157,923
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9	Invesco Tax-Exempt Cash Fund

Statement of Changes in Net Assets
For the six months ended August 31, 2019 and the year ended February 28, 2019
(Unaudited)
	August 31, 2019	February 28, 2019
Operations:
Net investment income	$ 157,923	$ 180,970
Net increase in net assets resulting from operations	157,923	180,970
Distributions to shareholders from distributable earnings:
Class A	(96,550)	(115,146)
Class Y	(36,674)	(35,381)
Investor Class	(24,652)	(30,387)
Class R6	(47)	(56)
Total distributions from distributable earnings	(157,923)	(180,970)
Share transactions-net:
Class A	(4,615,634)	347,751
Class Y	(337,675)	2,462,606
Investor Class	(472,809)	(316,256)
Net increase (decrease) in net assets resulting from share transactions	(5,426,118)	2,494,101
Net increase (decrease) in net assets	(5,426,118)	2,494,101
Net assets:
Beginning of period	38,637,220	36,143,119
End of period	$33,211,102	$38,637,220
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10	Invesco Tax-Exempt Cash Fund

Financial Highlights
August 31, 2019
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets
Class A
Six months ended 08/31/19	$1.00	$0.00	$ -	$0.00	$(0.00)	$1.00	0.42%	$20,413	0.83% (c)	0.83% (c)	0.83% (c)
Year ended 02/28/19	1.00	0.00	-	0.00	(0.00)	1.00	0.46	25,029	1.06	1.07	0.46
Year ended 02/28/18	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.15	24,681	0.80	1.12	0.15
Year ended 02/28/17	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.18	30,658	0.42	0.90	0.14
Year ended 02/29/16	1.00	0.00	-	0.00	(0.00)	1.00	0.11	38,235	0.00 (d)	0.91	0.11 (d)
Year ended 02/28/15	1.00	0.00	0.00	0.00	(0.00)	1.00	0.11	36,349	0.00 (d)	0.83	0.09 (d)
Class Y
Six months ended 08/31/19	1.00	0.00	-	0.00	(0.00)	1.00	0.47	7,776	0.73 (c)	0.73 (c)	0.93 (c)
Year ended 02/28/19	1.00	0.01	-	0.01	(0.01)	1.00	0.55	8,114	0.96	0.97	0.56
Year ended 02/28/18	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.17	5,651	0.79	1.02	0.16
Year ended 02/28/17	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.19	4,575	0.41	0.80	0.15
Year ended 02/29/16	1.00	0.00	-	0.00	(0.00)	1.00	0.11	10,063	0.00 (d)	0.81	0.11 (d)
Year ended 02/28/15	1.00	0.00	0.00	0.00	(0.00)	1.00	0.11	13,067	0.00 (d)	0.73	0.09 (d)
Investor Class
Six months ended 08/31/19	1.00	0.00	-	0.00	(0.00)	1.00	0.47	5,012	0.73 (c)	0.73 (c)	0.93 (c)
Year ended 02/28/19	1.00	0.01	-	0.01	(0.01)	1.00	0.55	5,485	0.96	0.97	0.56
Year ended 02/28/18	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.17	5,801	0.79	1.02	0.16
Year ended 02/28/17	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.19	5,833	0.41	0.80	0.15
Year ended 02/29/16	1.00	0.00	-	0.00	(0.00)	1.00	0.11	7,455	0.00 (d)	0.81	0.11 (d)
Year ended 02/28/15	1.00	0.00	0.00	0.00	(0.00)	1.00	0.11	10,218	0.00 (d)	0.73	0.09 (d)
Class R6
Six months ended 08/31/19	1.00	0.00	-	0.00	(0.00)	1.00	0.48	10	0.71 (c)	0.71 (c)	0.95 (c)
Year ended 02/28/19	1.00	0.01	-	0.01	(0.01)	1.00	0.57	10	0.95	0.97	0.57
Year ended 02/28/18(e)	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.17	10	0.95 (f)	1.15 (f)	0.00 (f)

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Ratios are annualized and based on average daily net assets (000’s omitted) of $23,025, $7,813, $5,245 and $10 for Class A, Class Y, Investor Class and Class R6 shares, respectively.
(d)	Ratios include an adjustment for an adviser expense reimbursement of $8,256 and $5,452 in excess of current period expenses for the years ended February 29, 2016 and February 28, 2015, respectively. Ratios excluding this adjustment would have been lower by 0.01% and 0.01% for the years ended February 29, 2016 and February 28, 2015, respectively.
(e)	Commencement date of April 04, 2017.
(f)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11	Invesco Tax-Exempt Cash Fund

Notes to Financial Statements
August 31, 2019
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Tax-Exempt Cash Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to provide tax-exempt income consistent with preservation of capital and liquidity.
The Fund currently consists of four different classes of shares: Class A, Class Y, Investor Class and Class R6. Class Y and Investor Class shares are available only to certain investors. Under certain circumstances, Class A shares are subject to contingent deferred sales charges (“CDSC”). Class A, Class Y, Investor Class and Class R6 shares are sold at net asset value.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.
The Fund is a “retail money market fund” as defined in Rule 2a-7 under the 1940 Act, and will continue to seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation. “Retail money market funds” are required to adopt policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons.
The Fund may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums or because of market conditions or other factors. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.	Security Valuations — The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions - Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain
12	Invesco Tax-Exempt Cash Fund

tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.
There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser at the annual rate of 0.20% of the Fund’s average daily net assets.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
Invesco and/or Invesco Distributors, Inc. (“IDI”) voluntarily agreed to waive fees and/or reimburse expenses in order to increase the Fund’s yield. Voluntary fee waivers and/or reimbursements may be modified at any time upon consultation with the Board of Trustees without further notice to investors.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2019, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY Mellon”) serves as custodian and fund accountant and provides certain administrative services to the Fund.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2019, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with IDI to serve as the distributor for the Class A, Class Y, Investor Class and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Investor Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation up to a maximum annual rate of 0.10% of the Fund’s average daily net assets of Class A shares. The fees are accrued daily and paid monthly. Of the Rule 12b-1 payments, up to 0.10% of the average daily net assets of Class A shares may be paid to furnish continuing personal shareholder services to customers who purchase and own the shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) also impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended August 31, 2019, the Class A shares paid $11,575 after IDI waived Plan fees of $0.
CDSC are not recorded as expenses of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2019, IDI advised the Fund that IDI retained $67 from Class A for CDSC imposed for redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
13	Invesco Tax-Exempt Cash Fund

NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of August 31, 2019, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 4—Security Transactions with Affiliated Funds
The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended August 31, 2019, the Fund engaged in securities purchases of $12,679,566 and securities sales of $13,632,903, which did not result in any net realized gains (losses).
NOTE 5—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six-month period ended August 31, 2019, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $263.
NOTE 6—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 7—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with BNY Mellon, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 8—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date
14	Invesco Tax-Exempt Cash Fund

will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of February 28, 2019 which expires as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$1,601	$-	$1,601

*	Capital loss carryforwards as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 9—Share Information
	Summary of Share Activity
	Six months ended August 31, 2019(a)		Year ended February 28, 2019
	Shares	Amount	Shares	Amount
Sold:
Class A	7,033,898	$ 7,033,898	17,545,142	$ 17,545,142
Class Y	9,251,723	9,251,723	16,044,088	16,044,088
Investor Class	510,746	510,746	959,230	959,230
Issued as reinvestment of dividends:
Class A	77,793	77,793	99,597	99,597
Class Y	36,081	36,081	35,381	35,381
Investor Class	23,698	23,698	30,387	30,387
Reacquired:
Class A	(11,727,325)	(11,727,325)	(17,296,988)	(17,296,988)
Class Y	(9,625,479)	(9,625,479)	(13,616,863)	(13,616,863)
Investor Class	(1,007,253)	(1,007,253)	(1,305,873)	(1,305,873)
Net increase (decrease) in share activity	(5,426,118)	$ (5,426,118)	2,494,101	$ 2,494,101

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 31% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
NOTE 10—Subsequent Event
On September 18, 2019, the Board of Trustees of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) approved a Plan of Liquidation and Dissolution, which authorizes the termination, liquidation and dissolution of the Fund. In order to effect such liquidation, the Fund will close to investments by new accounts after the close of business on September 20, 2019. The Fund will be liquidated on or before October 30, 2019.
15	Invesco Tax-Exempt Cash Fund

Calculating your ongoing Fund expenses
Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2019 through August 31, 2019.
Actual expenses
The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
Class	Beginning Account Value (03/01/19)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (08/31/19)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/19)	Expenses Paid During Period[2]
A	$1,000.00	$1,004.20	$ 4.18	$1,020.96	$4.22	0.83%
Y	1,000.00	1,004.70	3.68	1,021.47	3.71	0.73
Investor	1,000.00	1,004.70	3.68	1,021.47	3.71	0.73
R6	1,000.00	1,004.80	3.58	1,021.57	3.61	0.71

[1]	The actual ending account value is based on the actual total return of the Fund for the period March 1, 2019 through August 31, 2019, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/366 to reflect the most recent fiscal half year.
16	Invesco Tax-Exempt Cash Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 10, 2019, the Board of Trustees (the Board or the Trustees) of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Tax-Exempt Cash Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc., Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2019. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). As part of a regularly scheduled basis of in-person Board meetings, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board took into account evaluations and reports that it received from the Investments Committee and Sub-Committees, as well as the information provided to such committees and the Board throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. This information is current as of June 10, 2019.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process oversight and structure, credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board also reviewed and considered the benefits to shareholders of investing in a fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business. The Board reviewed and considered information about the resources that Invesco Advisers intends to continue to commit to managing the

Invesco family of funds following Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2018 to the performance of funds in the Broadridge performance universe and against the Lipper Tax-Exempt Money Market Funds Index. The Board noted that performance of Class A shares of the Fund was in the fifth quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, three and five year periods. The Board discussed with management reasons for the Fund’s relative underperformance. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual

17                         Invesco  Tax-Exempt Cash Fund

management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Class A shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s total expense ratio was in the fifth quintile of its expense group and discussed with management reasons for such relative total expenses.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund. The Board considered Invesco’s reinvestment in its business, including investments in business infrastructure and cybersecurity. The Board noted that the Fund does not benefit from economies of scale through contractual breakpoints, but does share directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board considered the methodology used for calculating profitability and noted the periodic review of such methodology by an independent consultant. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

18                         Invesco  Tax-Exempt Cash Fund

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Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings in various monthly and quarterly regulatory filings. The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) monthly on Form N-MFP. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. The most recent list of portfolio holdings is available at invesco.com/us. Shareholders can also look up the Fund’s Form N-MFP filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services Department at 800 959 4246, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.
Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
SEC file numbers: 811-07890 and 033-66242	Invesco Distributors, Inc.	TEC-SAR-1

ITEM 2:    CODE OF ETHICS

Not applicable for a semi-annual report.

ITEM 3:    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

During the reporting period, PricewaterhouseCoopers LLC (“PwC”) advised the Audit Committee of the following matters for consideration under the SEC’s auditor independence rules. PwC advised the Audit Committee that a PwC Manager and a PwC Senior Associate each held financial interests in investment companies within the Invesco Fund Complex that were inconsistent with the requirements of Rule 2-01(c)(1) of Regulation S-X. PwC noted, among other things, that during the time of its audit, the engagement team was not aware of the investments, (or with respect to the PwC Senior Associate was not aware until after the investments were confirmed as SEC exceptions), the individuals were not in the chain of command of the audit or the audit partners of Invesco or the affiliate of the Registrant, the services each individual provided were not relied upon by the audit engagement team with respect to the audit of the Registrant or its affiliates (or with respect to the PwC Senior Associate, the services were performed by an individual who did not have decision-making responsibility for matters that materially affected the audit and were reviewed by team members at least two levels higher than the PwC Senior Associate), and the investments were not material to the net worth of each individual or their respective immediate family members which they considered in reaching their conclusion. PwC advised the Audit Committee that it believes its objectivity and impartiality had not been adversely affected by these matters as they related to the audit of the Registrant.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.    CONTROLS AND PROCEDURES.

(a)

As of October 16, 2019, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of October 16, 2019, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13.	EXHIBITS.

13(a) (1)	Not applicable.

13(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

13(a) (3)	Not applicable.

13(a) (4)	Not applicable

13(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	November 7, 2019

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	November 7, 2019

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	November 7, 2019